UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-201820
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 12	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 115	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2022

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2022 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Destination Freedom+SM
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2022.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Quarterly Contract Anniversary – Each recurring three-month anniversary of the date the contract was issued.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Key Information Table
Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Decutions)
Charges for Early Withdrawals	If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 5 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the CDSC period could result in a CDSC of up to $7,000.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract	0.85% [1]	1.05% [1]
	Investment options (underlying mutual fund fees and expenses)	0.31% [2]	2.43% [2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% [1]	0.35% [1]
[1] As a percentage of Variable Account value. [2] As a percentage of underlying mutual fund assets.
Because each contract is customizable, the options elected affect how much each Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.
	Lowest Annual Cost Estimate: $1,235.41	Highest Annual Cost Estimate: $3,162.31
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or withdrawals	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of optional benefits and underlying mutual fund fees and expenses
• No CDSC
• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

RISKS
Risks Associated with Investment Options	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.
Insurance Company Risks	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
RESTRICTIONS
Investments	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
Optional Benefits	• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force. See Benefits Under the Contract.
TAXES
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information.
CONFLICTS OF INTEREST
Investment Professional Compensation	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Contract in General).
Exchanges	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see The Contract in General).

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It provides the Contract Owner with a stream of periodic income payments upon the Contract Owner’s retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. The Annuitant also elects whether the annuity payments will be fixed or variable. If the Annuitant elects variable annuity payments, the Annuitant controls the allocation/reallocation of annuitized assets among the available Sub-Accounts. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. A CDSC may apply. After Annuitization, withdrawals other than annuity payments are not permitted.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (the Contract Value) at no additional charge.
Optional Death Benefits. Several death benefit options are available for an additional charge, which may provide a greater death benefit than the standard death benefit. Those options are:
•	Return of Premium Enhanced Death Benefit Option
•	Highest Anniversary Enhanced Death Benefit Option

Spousal Protection Feature. The death benefit options contain the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
CDSC Options. The CDSC option is available for an additional charge, whereby Nationwide will waive or reduce the standard CDSC schedule. The CDSC option is:
•	No CDSC Option ("C Schedule Option")
Terminal Illness Surrender Benefit. If an optional death benefit is elected, the contract offers an Enhanced Surrender Value for Terminal Illness feature at no additional charge. Under this feature, if after the first Contract Anniversary, the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract, Nationwide will pay the Contract Value plus any additional amount necessary to equal an optional death benefit, subject to certain conditions.
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix C: Contract Types and Tax Information).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•	Asset Rebalancing
•	Dollar Cost Averaging
•	Systematic Withdrawals
•	Nationwide Guided Portfolio Strategies

Fee Table
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. Certain states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by the applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$50
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	1.00%
Optional Benefit Expenses[3] (assessed as an annualized percentage of Daily Net Assets)
No CDSC Option ("C Schedule Option") Charge	0.35% [4]
Optional Death Benefits[5]
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%

[1]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
[2]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
[3]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).
[4]	The charge associated with this option is assessed for the life of the contract.
[5]	Only one death benefit option may be elected.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.31%	2.43%

Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses.
The Example assumes:
•	a $100,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum annual underlying mutual fund expenses;
•	the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule;
•	Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (1.30%). Specifically:
•	Highest Anniversary Enhanced Death Benefit Option.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (2.43%)	$11,337	$18,096	$21,972	$44,683	*	$13,096	$21,972	$44,683	$4,337	$13,096	$21,972	$44,683
Minimum Annual Underlying Mutual Fund Expenses (0.31%)	$ 9,111	$11,516	$11,180	$24,072	*	$ 6,516	$11,180	$24,072	$2,111	$ 6,516	$11,180	$24,072
*	Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Principal Risks
Contract Owners should be aware of the following risks associated with owning a variable annuity:
Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease in value based on the performance of the underlying securities. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:
•	A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.
•	A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts will be subject to regulatory approval and notice will be provided.

Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
COVID-19 Risk. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Nationwide and the Variable Account
The contract is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide Variable Account-4 is a separate account of Nationwide that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds Available Under the Contract. Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from General Account assets and may not be used to pay any liabilities of Nationwide other than those arising from the contract or other contracts supported by the Variable Account. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund.
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investment Options
The Sub-Accounts and Underlying Mutual Funds
The Contract Owner can allocate Contract Value to Sub-Accounts of the Variable Account, subject to conditions in the contract and underlying mutual funds. Each Sub-Account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center (see Contacting the Service Center). Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Variable Account, or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order, see Operation of the Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.85% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. Nationwide will determine on each Quarterly Contract Anniversary if the Contract is eligible for a waiver of the Administrative Charge. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.

Contract Maintenance Charge
A $50 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of purchase payments that are still subject to CDSC (which is equal to the total purchase payments subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;

(3)	from any values which have been held under a contract for at least five years; or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the first Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
No CDSC Option ("C Schedule Option")
For an additional charge equal to an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule). The charge will be assessed before and after annuitization (for the life of the contract). For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.

Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option, which includes the Spousal Protection Featureand the Long-Term Care/Nursing Home and Terminal Illness Waiver, is generally described as the greatest of Contract Value, net purchase payments, and highest Contract Value on any Contract Anniversary before Annuitant’s 80th birthday. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option, which includes the Spousal Protection Featureand the Long-Term Care/Nursing Home and Terminal Illness Waiver, is generally described as the greater of Contract Value or net purchase payments. The charge will be assessed until annuitization. For more detailed information about this option, see Benefits Under the Contract. Nationwide may realize a profit from this charge.
Underlying Mutual Fund Charges
In addition to the charges indicated above, the underlying mutual funds in which the Sub-Accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by contacting Nationwide’s Service Center.
The Contract in General
Types of Contracts Issued
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. See Appendix B: State Variations for information on initial and subsequent purchase payment requirements in a particular state.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.
Replacements
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited. The issuance of this contract as a replacement for any investment product may result in the payment of compensation to the financial professional, which could create a conflict of interest.
Contestability
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance or effective date of certain contract changes, as defined in the contract.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.

Contract Misuse
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
Nationwide's General Account Obligations
Nationwide is obligated to pay all amounts promised to Contract Owners under the contract. Any obligations Nationwide has to Contract Owners under the contracts in excess of the Contract Value are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Contractual Guarantees
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Underlying Mutual Fund Service Fee Payments);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.

Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts. Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2021, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see above. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.

Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional - they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None	• Benefit is available after the first Contract Anniversary
• Annuitant (or Co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the contract
Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Nationwide Guided Portfolio Strategies	Preset asset allocation models	None	• The entire Contract Value must be allocated to the elected GPS
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
No CDSC Option ("C Schedule Option")	Removal of standard CDSC schedule	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)	• Must be elected at application • Election is irrevocable

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Highest Anniversary Enhanced Death Benefit Option	Enhanced death benefit	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)	• Limited availability
• Annuitant must be 75 or younger at application
• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000

Spousal Protection Feature:

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 75 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• Benefit is forfeited if certain changes to the parties or assignments are made

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/Limitations
Return of Premium Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)	• Limited availability
• Annuitant must be 75 or younger at application
• May not be elected if another death benefit option is elected
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and assignments could reduce the death benefit
• Nationwide may limit purchase payments to $1,000,000
• Death benefit calculation is adjusted if purchase payments exceed $3,000,000

Spousal Protection Feature:

• Not applicable to Charitable Remainder Trusts
• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 75 or younger at contract issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner, Annuitant, or primary beneficiary
• Benefit is forfeited if certain changes to the parties or assignments are made
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Enhanced Surrender Value for Terminal Illness
If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for Terminal Illness, assuming all conditions were met, upon surrender of the contract, Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
Example:
Mr. B elected the C Schedule Option at the time of application. No withdrawals that Mr. B takes from the contract will be assessed a CDSC.
Some Nationwide contracts provide for additional credits to be applied to a contract when cumulative purchase payments reach certain aggregate levels. For purposes of determining cumulative purchase payments, Nationwide may also include purchase payments to other Nationwide annuity contracts. Note: Election of the C Schedule Option makes this contract ineligible to be included when determining cumulative purchase payments for such additional credits.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit.
Example:
For an example of how the Highest Anniversary Enhanced Death Benefit Option is calculated, see Appendix D: Highest Anniversary Enhanced Death Benefit Option Example
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Highest Anniversary Enhanced Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A = $4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:

(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for Ms. P’s contract is determined as follows:
(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000
The death benefit for Ms. P’s contract is $3,875,000.
The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Contract Owner cedes all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Joint Owner
Prior to the Annuitization Date, joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
On the Annuitization Date, both joint owners cede all ownership rights to the Annuitant and the Annuitant becomes the Contract Owner.
Contingent Owner
Prior to the Annuitization Date, the contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
After the Annuitization Date, the contingent owner will not have any interest in the contract.
Annuitant
Prior to the Annuitization Date, the Annuitant has no interest in the contract, but must be named in the application. Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant. This Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
On the Annuitization Date, the Annuitant becomes the new owner and has all ownership rights in the contract. The Annuitant is the person who receives annuity payments and the person upon whose continuation of life any annuity payment involving life contingencies depends.
Contingent Annuitant
Prior to the Annuitization Date, if the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the Contingent Annuitant. Only Non-Qualified Contract Owners may name a Contingent Annuitant. The Contingent Annuitant need not be named at the time of application. Regardless of when the Contingent Annuitant is added he/she but must be (or must have been) age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
Co-Annuitant
Prior to the Annuitization Date, a Co-Annuitant is entitled to receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met. A Co-Annuitant, if named, must be named at the time of application and must be the Annuitant’s spouse.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
After the Annuitization Date, the Co-Annuitant has no interest in the contract.
Joint Annuitant
Prior to the Annuitization Date, there is no joint annuitant.
On the Annuitization Date, if applicable, a joint annuitant is named. The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends.

Beneficiary and Contingent Beneficiary
Prior to the Annuitization Date, the beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
After the Annuitization Date, the beneficiaries and contingent beneficiaries have no interest in the contract.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded. Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes. Changes in ownership and contract assignments could have a negative impact on certain benefits under the contract, including the death benefit.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Where permitted under state law, an assignment or collateral assignment may negatively impact certain benefits under this contract, including the death benefit.

Impact of Ownership Changes and Assignment on the Death Benefits
Where permitted under state law, if the Contract Owner is changed or if the contract is assigned (including a collateral assignment), the elected death benefit will be forfeited and replaced with a death benefit equal to the Contract Value on the date Nationwide receives proper proof of the Annuitant's death, an election specifying the distribution method, and any state required forms. Where prohibited by state law, or if any of the following situations apply, the death benefit forfeiture will not apply:
(1)	The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., individual ownership is changed to ownership by a personal revocable or irrevocable trust, a change to the Contract Owner's spouse, or a spouse’s irrevocable or revocable trust, during the Contract Owner's lifetime, a change to a court appointed guardian representing the Contract Owner during the Contract Owner's lifetime, etc.);
(2)	Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;
(3)	The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or
(4)	The change is merely the removal of a Contract Owner where the contract is jointly owned.
Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the death benefit.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited or purchased by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a beneficiary inherits a contract and continues that contract as a beneficial owner. A "purchased beneficially owned contract" is when a beneficiary purchases a new contract using a death benefit or contract value that the beneficiary inherited under a different annuity contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	Subsequent purchase payments are not permitted under any beneficially owned contract.
•	Withdrawals under beneficially owned contracts are subject to applicable CDSC except when the withdrawals are made from a continued beneficially owned contract that is inherited as death benefit proceeds (as opposed to inherited contract value).
•	No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
•	A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named, except that a purchased beneficially owned contract may name a Co-Annuitant if an optional death benefit is elected.
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.

Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (1) and (2) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to the Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.

Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.85% (with the Administrative Charge waiver; otherwise, 1.00%) to 1.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Transfer Restrictions).

Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year. See Annuitizing the Contract.
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.

Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	standard contract charges
•	charges for optional benefits elected by the Contract Owner
•	underlying mutual fund charges
•	investment performance of the Sub-Accounts
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust – NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s).
Transfers occur monthly. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to Sub-Account M and $500 to Sub-Account L.
Nationwide® Guided Portfolio Strategies
Effective May 1, 2020, the Nationwide® Guided Portfolio Strategies are no longer available for election. The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. Contract Owners that elect a GPS portfolio must allocate 100% of their Contract Value to the GPS.

A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS is best for them. Consult a qualified financial professional.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds Available Under the Contract.
Example:
Mr. Y’s Contract Value equals $100,000. He elects to participate in the Nationwide Guided Portfolio Strategies, choosing GPS X (which is comprised of 50% Sub-Account A and 50% Sub-Account B). Once implemented, Mr. Y’s allocations will be as follows: Sub-Account A: $50,000 (50% of Contract Value), and Sub-Account B: $50,000 (50% of Contract Value).
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter, Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-Account, and will mail her a check or wire the funds to the financial institution of her choice.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds Available Under the Contract. Nationwide uses an assumed investment return factor of 3.5%. An assumed investment return is the net investment return required to maintain level variable annuity payments. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Annuity payments are made at any frequency approved by Nationwide. Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide’s default delivery method is U.S. mail and Nationwide will deliver required documents by U.S. mail unless other delivery methods (e.g. electronic delivery) are permitted by law or regulation. Therefore, Contract Owners should promptly notify the Service Center of any address change.
Nationwide will mail to Contract Owners:
•	statements showing the contract's quarterly activity; and
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%	10.85%	4.97%	5.43%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	37.77%	-0.03%
Equity	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc. Sub-Advisor: Red Rocks Capital LLC	1.64%*	23.93%	15.65%
Fixed Income	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.71%	6.26%	5.01%	2.81%
Equity	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II Investment Advisor: American Century Investment Management, Inc.	0.90%*	23.01%	9.25%	12.67%
Equity	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: American Century Investment Management, Inc.	0.88%*	24.28%	9.39%	11.89%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	14.68%	7.97%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.24%	6.42%	15.15%	12.26%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - International Fund: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.05%	-1.71%	9.37%	7.90%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.09%*	4.62%	12.95%	8.43%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.48%*	-0.62%	3.29%	2.28%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	27.51%	12.21%	13.55%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.81%*	5.25%	6.11%	6.49%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Financial Management, Inc.	0.78%*	-1.66%	3.60%	3.30%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock Investment Management, LLC	0.91%*	20.29%	11.36%	11.56%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Investment Sub-Advisor: BlackRock Investment Management, LLC	1.00%*	6.41%	9.71%	7.67%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management North America, LLC	1.05%*	25.56%	9.49%	12.25%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.91%*	4.78%	5.75%	6.32%
Equity	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (formerly, Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, Inc.	1.05%	34.01%	9.21%	11.78%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class Investment Advisor: Eaton Vance Management	1.18%	3.62%	3.18%	3.52%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II Investment Advisor: Federated Investment Management Company	0.78%*	-2.04%	2.24%	1.87%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	1.16%	-2.41%	14.70%	8.17%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.71%	17.99%	14.69%	12.37%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	27.51%	19.86%	16.34%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.90%	54.82%	-3.54%	0.01%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.77%	25.63%	13.16%	13.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	22.90%	25.97%	19.40%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.54%	-0.89%	4.07%	3.28%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.89%	38.64%	9.05%	10.13%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) Limited and FIL Investments (Japan) Limited	0.91%	3.44%	5.11%	4.47%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company (FMR) Investment Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.88%	33.34%	13.66%	13.46%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.45%	4.44%	6.06%	6.32%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc.	0.82%*	11.68%	8.63%	8.95%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	16.75%	7.44%	7.37%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Mutual Advisers, LLC	1.23%	19.12%	6.41%	8.47%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.76%*	-4.99%	-0.94%	1.12%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.25%*	4.83%	3.60%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.94%*	16.17%	7.93%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.13%*	9.26%	7.18%	5.98%
Equity	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Invesco Advisers, Inc. Sub-Advisor: Invesco Capital Management LLC	0.60%	28.88%	15.14%	14.91%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares (formerly, Invesco - Invesco V.I. International Growth Fund: Series II Shares) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	1.14%	5.60%	9.89%	7.81%
Equity	Invesco - Invesco V.I. Global Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.03%	15.17%	17.87%	13.95%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.09%	22.26%	13.45%	14.39%
Allocation	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited	0.87%*	10.44%	11.36%	8.01%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Delaware Management Company Sub-Advisor: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	41.99%	-11.79%	-4.24%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	16.90%	14.10%	11.53%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	16.54%	18.83%	16.93%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	-1.11%	3.98%	3.42%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	17.74%	30.31%	22.95%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 Investment Advisor: J.P. Morgan Investment Management Inc.	1.19%*	9.26%	9.98%
Allocation	JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: J.P. Morgan Investment Management Inc.	0.89%*	8.21%	6.68%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Legg Mason Partners Fund Advisor, LLC Sub-Advisor: ClearBridge Investments, LLC	1.08%	10.04%	11.37%	13.52%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (formerly, Legg Mason Partners Variable Equity Trust - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II) Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: ClearBridge Investments, LLC	1.05%	12.31%	21.03%	16.82%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II Investment Advisor: Legg Mason Partners Fund Advisor, LLC Investment Sub-Advisor: Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	1.07%	1.04%	5.09%	5.53%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.83%	0.62%	2.41%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	-0.23%	3.61%	3.32%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Investment Sub-Advisor: MacKay Shields LLC	0.96%	8.86%	14.38%	12.18%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.03%*	13.82%	11.60%	9.65%
Equity	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Massachusetts Financial Services Company	0.69%*	29.18%	16.25%	15.07%
Allocation	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Massachusetts Financial Services Company	1.05%	2.58%	5.52%	5.27%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	8.99%	13.94%	9.72%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	10.27%	13.78%	12.15%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.20%*	11.26%	11.90%	8.10%
Equity	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.17%*	29.87%	12.70%	11.90%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	30.60%	12.14%	13.30%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited	1.15%*	-1.96%	3.76%	3.82%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.12%*	14.00%	8.29%	8.99%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Morgan Stanley Investment Management Inc. Sub-Advisor: Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company	1.25%*	23.83%	4.62%	6.82%
Allocation	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc. Investment Sub-Advisor: Morgan Stanley Investment Management Limited	1.02%*	8.22%	8.86%	7.30%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	-0.14%	34.24%	23.94%
Equity	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allianz Global Investors U.S. LLC	1.22%*	-1.41%	15.61%	10.69%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Allspring Global Investments, LLC	1.07%*	-4.93%	19.86%	15.73%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	14.70%	11.29%	10.90%
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	-0.71%	3.82%	2.86%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.21%*	16.00%	19.23%	15.19%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.00%*	21.53%	24.94%	19.24%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.94%*	23.64%	15.94%	14.97%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.83%	5.23%	4.41%	4.20%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: AQR Capital Management, LLC	1.04%	21.57%	15.66%	14.45%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	1.05%*	19.99%	11.39%	12.62%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	4.42%	8.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.12%*	20.09%	12.37%	11.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.96%*	10.99%	8.24%	7.55%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.01%*	15.75%	10.53%	9.68%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	4.38%	5.18%	4.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	10.07%	7.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	1.03%*	15.41%	9.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.98%*	13.46%	9.45%	8.67%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.06%*	18.05%	11.59%	10.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%*	9.02%	7.29%	6.63%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Insight North America LLC	0.73%*	-0.80%	4.02%	3.34%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.86%*	29.91%	21.48%	17.51%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	1.07%*	34.32%	11.11%	12.72%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	1.02%	34.35%	11.04%	12.64%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Newton Investment Management Limited	0.87%*	26.75%	15.06%	14.19%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.38%	-2.07%	3.17%	2.55%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.03%*	10.39%	6.20%	5.64%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisers, LLC	1.14%*	10.28%	5.98%	5.40%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.84%	-1.24%	3.46%	3.11%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: DoubleLine Capital LP	0.85%*	-0.44%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: NS Partners Ltd and Loomis, Sayles & Company L.P.	1.35%*	-7.51%	8.31%	4.04%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.92%*	4.96%	5.74%	6.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.96%*	-2.35%	2.14%	1.34%
Money Market	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Federated Investment Management Company	0.74%	0.00%	0.61%	0.30%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	1.38%*	12.39%	9.27%	7.39%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.43%	10.84%	9.33%	7.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	15.50%	11.71%	11.31%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	8.24%	7.63%	7.11%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	12.16%	10.02%	9.32%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%	2.75%	4.50%	4.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.82%*	7.57%	6.46%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	12.01%	8.56%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	10.31%	8.82%	8.28%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	13.62%	10.85%	10.17%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.84%	6.70%	6.68%	6.20%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.73%*	-2.05%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.75%*	21.86%
Alternative	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: J.P. Morgan Investment Management Inc.	0.93%*	7.07%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc.	1.06%*	39.87%	24.32%	18.30%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	12.70%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.97%	22.45%	13.63%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.40%	24.25%	12.62%	13.76%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and Victory Capital Management Inc.	1.02%*	24.01%	8.46%	12.21%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Invesco Advisers, Inc. and Wellington Management Company, LLP	1.34%*	10.04%	19.08%	15.81%
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.31%*	31.57%	8.11%	12.07%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.31%*	30.50%	14.58%	14.48%
Equity	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Neuberger Berman Investment Advisers LLC	0.84%	26.42%	16.82%	15.87%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Wellington Management Company LLP	1.18%*	46.32%	12.88%	10.96%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.24%*	28.36%	18.19%	16.27%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Nationwide Asset Management, LLC	0.79%	-0.58%	1.73%	1.48%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: BlackRock Investment Management, LLC	0.60%*	14.20%	11.50%	12.78%
Alternative	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Neuberger Berman Investment Advisers LLC	1.06%*	17.94%	7.91%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Investment Sub-Advisor: Research Affiliates, LLC	1.33%*	16.04%	8.44%	5.90%
Commodities	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class Investment Advisor: PIMCO	1.03%*	33.10%	5.60%	-1.98%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.11%	1.18%	3.29%	2.83%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.12%	-2.65%	4.44%	4.31%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class Investment Advisor: PIMCO	0.92%	1.89%	4.95%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.01%	-2.05%	2.94%	4.28%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class Investment Advisor: PIMCO	1.01%	-7.61%	3.03%	0.90%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.70%	-0.15%	1.67%	1.53%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	1.08%	8.82%	9.34%	8.31%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited and The Putnam Advisory Company, LLC	1.12%	14.93%	8.09%	7.00%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Investment Sub-Advisor: Putnam Investments Limited	0.81%	27.30%	13.80%	14.11%
Equity	Rydex Variable Trust - Consumer Products Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Guggenheim Investments	1.69%	10.61%	7.36%	9.66%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.69%	35.26%	11.89%	13.14%
Alternative	Rydex Variable Trust - Global Managed Futures Fund (formerly, Guggenheim Variable Fund - Global Managed Futures Strategy) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Guggenheim Investments	1.77%*	0.94%	2.06%	-0.52%
Equity	Rydex Variable Trust - Guggenheim Long Short Equity Fund (formerly, Guggenheim Variable Fund - Long Short Equity Fund) Investment Advisor: Guggenheim Investments	1.60%	23.79%	6.51%	5.82%
Alternative	Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	2.02%*	8.10%	3.70%	2.83%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.19%*	12.82%	19.22%	20.12%
Alternative	The Merger Fund VL - The Merger Fund VL This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Sub-Advisor: Westchester Capital Management, LLC	1.50%*	1.08%	4.82%	3.32%

Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S (formerly, VanEck VIP Trust - Emerging Markets Fund: Class S) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Van Eck Associates Corporation	1.55%*	-12.21%	8.86%	6.50%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	-14.00%	9.24%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Resources Fund: Class S) Investment Advisor: Van Eck Associates Corporation	1.34%	18.67%	1.99%	-0.36%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Investment Sub-Advisor: Duff & Phelps Investment Management Co.	1.10%*	45.49%	12.57%	11.87%
*	This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Appendix B: State Variations
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, availability of certain investment options, optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
State	State Law Variations
California	• The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.
• The Enhanced Surrender Value for Terminal Illness Waiver is not available.
• "Contingent Deferred Sales Charge" is referred to as "Surrender Charge."
• The Return of Premium Enhanced Death Benefit Option and Highest Anniversary Enhanced Death Benefit Option will not automatically terminate if the Contract Owner is changed or the Contract is assigned.
Connecticut	For Contracts issued before 9/11/2017:

• The Long-Term Care/Nursing Home and Terminal Illness Waiver is only available after the second Contract Anniversary.
• "Long-Term Care" is referred to as "Confinement."
• The Standard Death Benefit (Return of Contract Value), Highest Anniversary Enhanced Death Benefit Option, and the Return of Premium Enhanced Death Benefit Option will not automatically terminate if the Contract Owner is changed or the Contract is assigned.
Florida	• The Annuity Commencement Date must be at least one year after the date the contract is issued.

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 72 (age 70½ if born prior to July 1, 1949);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 72 (age 70½ if born nprior to July 1, 1949) the IRA owner is required to begin taking certain minimum distributions. In addition, upon the death of the owner of an IRA, the Code imposes mandatory distribution requirements to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% applied against the required minimum distributions not taken.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 72 (age 70½ if born prior to July 1, 1949) the SEP IRA owner is required to begin taking certain minimum distributions. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 72 (age 70½ if born prior to July 1, 1949), the Code requires that certain minimum distributions be made. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.

The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore, a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification and Investor Control
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
For a variable contract to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the contract. If the contract owner is considered to exercise investment control over the separate account assets, the contract owner will be treated as the owner of those assets and not the insurance company. As a result, the increase in the cash value attributed to the separate account assets will be taxed currently to the contract owner as ordinary income. The IRS has issued guidance that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the variable contract owner will be considered the owner of the separate account assets. Revenue Ruling 2003-91 provided that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. Should the Treasury Secretary issue additional rules or regulations that would limit the number of underlying mutual funds, the transfers between underlying mutual funds, the exchanges of underlying mutual funds or the manner in which you can direct the investments in an investment option such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the contract qualifies as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities, the SECURE Act generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain minimum distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:

(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.

b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: Highest Anniversary Enhanced Death Benefit Option Example
The purpose of this example is to show the calculations used to determine the death benefit if the Highest Anniversary Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1992	Contract Anniversary	n/a	$106,678
03-01-1996	Annuitant’s 80th birthday	n/a	$90,326
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*	The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value.
Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$106,678
Conclusion
Death Benefit = $106,678

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the contract, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000154397

Nationwide Destination Freedom+SM
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2022
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2022. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. The Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940.
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the statutory financial statements and financial statement schedules I, III, IV and V of Nationwide Life Insurance Company have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 18, 2022 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are
2

not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Annuity Payments
See Annuitizing the Contract located in the prospectus. Annuity payments for contracts that have elected variable annuitization are determined as follows:
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges applicable to the contract.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
4

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)1

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) – New World Fund: Class 4 (AMVNW4)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)1

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)1

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

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Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

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Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)1

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

5

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

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Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)1

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

NORTHERN LIGHTS

Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

7

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PRO FUNDS

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)1

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 30, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products - International Capital Appreciation Portfolio: Initial Class (FICAP)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 20, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 6, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products - Value Portfolio: Initial Class (FVP)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 3, 2021 (inception) to December 31, 2021.

T. ROWE PRICE

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from December 1, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2021 (inception) to December 31, 2021.

9

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 18, 2021 (inception) to December 31, 2021.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 17, 2021 (inception) to December 31, 2021.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 2, 2021 (inception) to December 31, 2021.

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 26, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2021 (inception) to December 31, 2021.

HARTFORD MUTUAL FUNDS (THE)

Hartford MidCap HLS Fund - Class IA (HTMCIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 28, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 18, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 11, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 28, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 26, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 25, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 24, 2021 (inception) to December 31, 2021.

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)1

American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)1

American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

12

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 14, 2021 (inception) to December 31, 2021.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 12, 2021 (inception) to December 31, 2021.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)1

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)1

HARTFORD MUTUAL FUNDS (THE)

Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)

PRINCIPAL INVESTORS

Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2021 (inception) to December 31, 2021.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

PIMCO FUNDS

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 23, 2021 (inception) to December 31, 2021.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)

PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)

13

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 22, 2021 (inception) to December 31, 2021.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 15, 2021 (inception) to December 31, 2021.

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 12, 2021 (inception) to December 31, 2021.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 12, 2021 (inception) to December 31, 2021.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series ® - Mortgage Fund: Class 1 (AMVM1)

14

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

PIMCO FUNDS

PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from January 14, 2021 (inception) to December 31, 2021.

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 12, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 10, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 28, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

15

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 16, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 2, 2020 (inception) to December 31, 2020.

FIRST EAGLE

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 8, 2020 (inception) to December 31, 2020.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 12, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 5, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Statement of operations for the period from January 1, 2021 to December 31, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 31, 2021 (liquidation) and the year ended December 31, 2020.

NORTHERN LIGHTS

Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

16

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	76,101	$788,381	$881,252	$-	$881,252	$29	$881,223	$881,223	$-	$881,223
ALVGIA	1,362	48,655	50,180	2	50,182	-	50,182	50,182	-	50,182
ALVIVB	22,984	314,139	359,015	-	359,015	13	359,002	359,002	-	359,002
AAEIP3	450,444	4,042,488	3,972,917	16	3,972,933	-	3,972,933	3,972,933	-	3,972,933
ARLPE3	127,392	1,974,585	2,216,628	-	2,216,628	120	2,216,508	2,216,508	-	2,216,508
ACVGI	73,123	1,489,692	1,594,819	-	1,594,819	5	1,594,814	1,594,814	-	1,594,814
ACVI	2,380	34,012	35,371	-	35,371	4	35,367	35,367	-	35,367
ACVIG	1,188,873	11,330,186	12,744,717	8	12,744,725	-	12,744,725	12,744,725	-	12,744,725
ACVIP1	3,169	36,221	36,286	1	36,287	-	36,287	36,287	-	36,287
ACVIP2	1,795,777	19,975,752	20,507,772	-	20,507,772	60	20,507,712	20,507,712	-	20,507,712
ACVMV2	85,709	2,020,815	2,147,006	-	2,147,006	40	2,146,966	2,146,966	-	2,146,966
ACVU1	97,780	1,950,260	3,068,341	-	3,068,341	25	3,068,316	3,068,316	-	3,068,316
ACVV	688,188	7,553,272	9,407,530	-	9,407,530	17	9,407,513	9,407,513	-	9,407,513
ACVV2	198,085	2,651,585	2,711,788	-	2,711,788	24	2,711,764	2,711,764	-	2,711,764
AFGC	30,715	362,227	358,449	-	358,449	6	358,443	358,443	-	358,443
AFGF	2,990	376,109	381,449	2	381,451	-	381,451	381,451	-	381,451
AMVBA1	70,480	800,585	790,078	-	790,078	2	790,076	790,076	-	790,076
AMVBC4	2,440,840	33,746,550	43,227,276	-	43,227,276	70	43,227,206	43,227,206	-	43,227,206
AMVCB4	1,720,244	17,886,094	20,883,762	-	20,883,762	35	20,883,727	20,883,727	-	20,883,727
AMVGS4	273,555	7,547,960	9,016,382	10	9,016,392	-	9,016,392	9,016,392	-	9,016,392
AMVI4	563,565	11,746,807	12,573,139	-	12,573,139	72	12,573,067	12,573,067	-	12,573,067
AMVIG1	52,363	1,045,724	1,027,370	-	1,027,370	3	1,027,367	1,027,367	-	1,027,367
AMVM1	36,213	387,885	384,941	-	384,941	3	384,938	384,938	-	384,938
AMVNW1	30,404	999,924	967,772	-	967,772	7	967,765	967,765	-	967,765
AMVNW4	709,778	18,469,719	22,173,462	-	22,173,462	82	22,173,380	22,173,380	-	22,173,380
PIHYB2	15,063	140,845	138,733	-	138,733	44	138,689	138,689	-	138,689
BRVDA3	203,638	2,638,523	2,838,719	-	2,838,719	19	2,838,700	2,838,700	-	2,838,700
BRVED3	524,399	5,975,936	6,366,205	-	6,366,205	36	6,366,169	6,366,169	-	6,366,169
BRVEDI	206,799	2,748,812	2,516,739	-	2,516,739	1	2,516,738	2,516,738	-	2,516,738
BRVHY3	2,730,954	20,193,542	20,727,939	61,964	20,789,903	-	20,789,903	20,789,903	-	20,789,903
BRVHYI	131,267	1,002,090	996,316	3,499	999,815	-	999,815	999,815	-	999,815
BRVMMI	179,343	179,343	179,343	-	179,343	6	179,337	179,337	-	179,337
BRVSII	75,163	1,095,434	984,632	-	984,632	15	984,617	984,617	-	984,617
BRVTR1	2,318	27,901	27,774	16	27,790	-	27,790	27,790	-	27,790
BRVTR3	1,328,023	16,129,566	15,710,511	15,016	15,725,527	-	15,725,527	15,725,527	-	15,725,527
MLVGA3	1,958,611	28,619,275	28,164,830	-	28,164,830	87	28,164,743	28,164,743	-	28,164,743
DVMCSS	449,116	8,683,720	11,066,221	-	11,066,221	38	11,066,183	11,066,183	-	11,066,183

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
SASP5I	122,430	7,870,889	8,620,276	-	8,620,276	10	8,620,266	8,620,266	-	8,620,266
CLSCV1	13,759	279,958	285,501	-	285,501	4	285,497	285,497	-	285,497
CLVDC1	1,131	92,394	100,222	-	100,222	4	100,218	100,218	-	100,218
CLVEM1	20,873	448,766	405,354	2	405,356	-	405,356	405,356	-	405,356
CLVHY2	854,786	5,822,310	5,786,902	-	5,786,902	88	5,786,814	5,786,814	-	5,786,814
CLVLD1	22,256	221,553	219,004	-	219,004	5	218,999	218,999	-	218,999
CLVLG1	6,301	360,504	370,124	-	370,124	2	370,122	370,122	-	370,122
CLVLV1	36,020	1,297,174	1,347,880	-	1,347,880	8	1,347,872	1,347,872	-	1,347,872
CLVPB1	2,264	26,181	25,180	-	25,180	-	25,180	25,180	-	25,180
CLVSE1	910	37,593	39,327	1	39,328	-	39,328	39,328	-	39,328
CSCRS	68,513	1,781,507	1,695,013	-	1,695,013	78	1,694,935	1,694,935	-	1,694,935
CSCRS2	12,411	309,775	307,673	2	307,675	-	307,675	307,675	-	307,675
DWVEMD	18,944	576,806	537,428	-	537,428	1	537,427	537,427	-	537,427
DWVSVS	240,871	8,797,255	10,901,835	-	10,901,835	38	10,901,797	10,901,797	-	10,901,797
DFVIV	73,615	999,770	982,764	-	982,764	8	982,756	982,756	-	982,756
ETVFR	2,211,959	19,922,419	20,106,706	75	20,106,781	-	20,106,781	20,078,585	28,196	20,106,781
FHIB	38,233	241,785	244,308	-	244,308	2	244,306	244,306	-	244,306
FQB	526	5,765	5,924	-	5,924	6	5,918	5,918	-	5,918
FVUS2	187,283	2,061,869	2,005,799	-	2,005,799	7	2,005,792	2,005,792	-	2,005,792
FAM2	27,503	439,514	489,834	-	489,834	15	489,819	489,819	-	489,819
FB2	3,483,650	70,104,534	85,419,108	-	85,419,108	77	85,419,031	85,419,031	-	85,419,031
FC2	517,255	22,350,361	27,161,070	-	27,161,070	19	27,161,051	27,161,051	-	27,161,051
FEI2	314,863	6,982,462	7,956,595	-	7,956,595	27	7,956,568	7,956,568	-	7,956,568
FEMS2	763,895	10,791,419	9,609,804	-	9,609,804	20	9,609,784	9,609,784	-	9,609,784
FG2	1,124,166	93,909,679	111,764,617	-	111,764,617	26	111,764,591	111,764,591	-	111,764,591
FGI2	825,163	18,151,916	20,975,642	3	20,975,645	-	20,975,645	20,965,167	10,478	20,975,645
FHI2	329,710	1,659,848	1,658,439	-	1,658,439	82	1,658,357	1,658,357	-	1,658,357
FICAP	89	2,163	2,164	-	2,164	1	2,163	2,163	-	2,163
FIGBP	2,700	36,829	36,050	-	36,050	2	36,048	36,048	-	36,048
FIGBP2	1,783,161	23,975,821	23,145,425	-	23,145,425	28	23,145,397	23,145,397	-	23,145,397
FIP	6,764	2,970,821	3,167,358	-	3,167,358	10	3,167,348	3,167,348	-	3,167,348
FMCP	966	46,250	39,760	2	39,762	-	39,762	39,762	-	39,762
FMMP	463,107	463,107	463,107	-	463,107	3	463,104	463,104	-	463,104
FNRS2	119,489	1,834,561	1,874,784	-	1,874,784	1	1,874,783	1,874,783	-	1,874,783
FRESS2	317,366	5,998,969	7,413,671	-	7,413,671	-	7,413,671	7,413,671	-	7,413,671
FVIII	95,949	1,123,996	1,098,619	6	1,098,625	-	1,098,625	1,098,625	-	1,098,625
FVP	988	18,985	18,067	-	18,067	3	18,064	18,064	-	18,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FVSII	1,174	13,774	13,786	-	13,786	2	13,784	13,784	-	13,784
FVSIS2	1,477,860	17,072,409	17,157,956	-	17,157,956	5	17,157,951	17,157,951	-	17,157,951
FEOVF	27,806	739,915	733,513	-	733,513	12	733,501	733,501	-	733,501
FTVFA2	937,282	5,578,576	5,586,200	-	5,586,200	100	5,586,100	5,586,100	-	5,586,100
FTVGI2	950,034	15,002,652	12,473,951	20	12,473,971	-	12,473,971	12,438,717	35,254	12,473,971
FTVIS2	1,243,013	18,957,883	20,832,900	-	20,832,900	10	20,832,890	20,832,890	-	20,832,890
FTVMD2	442,573	8,031,554	8,678,861	-	8,678,861	60	8,678,801	8,678,801	-	8,678,801
GVGMNS	49,101	617,087	631,440	-	631,440	33	631,407	631,407	-	631,407
GVHQFA	422,858	4,379,294	4,368,121	-	4,368,121	80	4,368,041	4,368,041	-	4,368,041
GVMSAS	75,896	720,349	740,743	-	740,743	24	740,719	740,719	-	740,719
GVFRB	272,835	6,586,555	6,657,162	2	6,657,164	-	6,657,164	6,657,164	-	6,657,164
RAF	37,764	714,072	712,223	-	712,223	24	712,199	712,199	-	712,199
RBF	63,008	6,598,506	6,242,831	-	6,242,831	86	6,242,745	6,242,745	-	6,242,745
RBKF	20,845	2,421,670	2,431,823	-	2,431,823	22	2,431,801	2,431,801	-	2,431,801
RBMF	26,829	2,749,179	2,842,482	-	2,842,482	16	2,842,466	2,842,466	-	2,842,466
RCPF	84,105	5,751,424	6,532,444	105	6,532,549	-	6,532,549	6,532,549	-	6,532,549
RELF	36,538	6,416,125	7,700,018	-	7,700,018	52	7,699,966	7,699,966	-	7,699,966
RENF	31,151	5,214,434	5,352,105	-	5,352,105	76	5,352,029	5,345,184	6,845	5,352,029
RESF	10,847	2,668,583	2,395,218	-	2,395,218	18	2,395,200	2,395,200	-	2,395,200
RFSF	70,876	7,040,306	7,989,814	-	7,989,814	27	7,989,787	7,989,787	-	7,989,787
RHCF	112,676	8,995,879	10,881,151	-	10,881,151	153	10,880,998	10,858,323	22,675	10,880,998
RHYS	6,800	559,819	556,613	-	556,613	25	556,588	556,588	-	556,588
RINF	37,257	6,053,266	5,196,958	-	5,196,958	67	5,196,891	5,196,891	-	5,196,891
RJNF	15,244	1,067,614	1,032,329	-	1,032,329	44	1,032,285	1,032,285	-	1,032,285
RLCE	6,390	775,578	800,699	-	800,699	65	800,634	800,634	-	800,634
RLCJ	7,251	747,768	738,611	-	738,611	70	738,541	738,541	-	738,541
RLF	33,398	3,927,135	4,069,880	26	4,069,906	-	4,069,906	4,069,906	-	4,069,906
RMED	13,743	3,351,054	3,337,874	-	3,337,874	345	3,337,529	3,337,529	-	3,337,529
RMEK	43,643	3,937,752	3,819,631	-	3,819,631	284	3,819,347	3,805,228	14,119	3,819,347
RNF	85,833	14,042,329	16,883,318	-	16,883,318	11	16,883,307	16,883,307	-	16,883,307
ROF	332,808	21,662,832	24,255,081	-	24,255,081	39	24,255,042	24,255,042	-	24,255,042
RPMF	175,714	8,189,773	7,248,189	-	7,248,189	89	7,248,100	7,241,760	6,340	7,248,100
RREF	95,742	4,548,605	4,887,629	-	4,887,629	17	4,887,612	4,887,612	-	4,887,612
RRF	17,126	2,238,280	2,299,277	-	2,299,277	108	2,299,169	2,299,169	-	2,299,169
RSRF	255,695	3,641,922	4,528,357	-	4,528,357	22	4,528,335	4,528,335	-	4,528,335
RTEC	76,587	13,789,547	15,900,908	56	15,900,964	-	15,900,964	15,900,964	-	15,900,964
RTEL	8,376	559,018	598,031	-	598,031	90	597,941	597,941	-	597,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RTF	38,583	17,238,268	19,260,109	-	19,260,109	114	19,259,995	19,259,995	-	19,259,995
RTRF	28,406	3,466,472	3,545,654	14	3,545,668	-	3,545,668	3,545,668	-	3,545,668
RUF	30,527	958,613	949,400	-	949,400	47	949,353	949,353	-	949,353
RUGB	83,924	3,275,700	3,216,819	3,683	3,220,502	-	3,220,502	3,220,502	-	3,220,502
RUTL	101,780	3,369,959	3,548,057	-	3,548,057	5	3,548,052	3,548,052	-	3,548,052
RVARS	119,797	2,934,723	3,235,713	-	3,235,713	106	3,235,607	3,235,607	-	3,235,607
RVCMD	21,287	1,836,507	1,853,910	-	1,853,910	115	1,853,795	1,853,795	-	1,853,795
RVF	308,861	45,586,172	59,288,989	5,728	59,294,717	-	59,294,717	53,505,625	5,789,092	59,294,717
RVIDD	56,735	2,708,380	2,588,233	-	2,588,233	14	2,588,219	2,588,219	-	2,588,219
RVIMC	2,022	70,917	69,357	-	69,357	19	69,338	69,338	-	69,338
RVISC	4,979	151,972	149,962	-	149,962	42	149,920	149,920	-	149,920
RVLCG	325,351	19,210,663	22,803,881	3	22,803,884	-	22,803,884	22,803,884	-	22,803,884
RVLCV	203,626	10,407,383	12,472,066	-	12,472,066	14	12,472,052	12,472,052	-	12,472,052
RVLDD	35,602	7,194,642	7,398,709	-	7,398,709	14	7,398,695	7,398,695	-	7,398,695
RVMCG	141,959	6,719,152	6,647,922	13	6,647,935	-	6,647,935	6,647,935	-	6,647,935
RVMCV	108,609	5,857,139	5,944,182	5	5,944,187	-	5,944,187	5,944,187	-	5,944,187
RVMFU	183,645	3,033,612	2,984,235	4	2,984,239	-	2,984,239	2,970,223	14,016	2,984,239
RVSCG	72,336	5,116,909	5,216,876	-	5,216,876	31	5,216,845	5,216,845	-	5,216,845
RVSCV	45,373	3,911,317	3,885,324	-	3,885,324	29	3,885,295	3,885,295	-	3,885,295
RVSDL	26,873	1,058,391	1,049,377	-	1,049,377	62	1,049,315	1,049,315	-	1,049,315
RVWDL	3,171	169,216	167,348	-	167,348	43	167,305	167,305	-	167,305
HTDEIA	19,945	410,115	415,851	3	415,854	-	415,854	415,854	-	415,854
HTMCIA	2,480	102,854	99,966	-	99,966	2	99,964	99,964	-	99,964
AVIE2	53,487	2,122,178	2,178,010	-	2,178,010	52	2,177,958	2,177,958	-	2,177,958
IVBRA2	534,221	5,444,781	5,636,028	-	5,636,028	4	5,636,024	5,636,024	-	5,636,024
IVEW52	657,856	13,888,615	19,683,046	-	19,683,046	114	19,682,932	19,682,932	-	19,682,932
IVEW5I	613	17,897	18,973	-	18,973	-	18,973	18,973	-	18,973
OVAG	5,601	668,732	642,057	-	642,057	4	642,053	642,053	-	642,053
OVGSS	337,915	14,896,377	18,984,092	-	18,984,092	8	18,984,084	18,984,084	-	18,984,084
OVIG	517,262	1,623,112	1,510,405	-	1,510,405	1	1,510,404	1,510,404	-	1,510,404
OVSCS	336,339	8,562,548	10,369,342	36	10,369,378	-	10,369,378	10,358,386	10,992	10,369,378
WRASP	1,271,155	11,273,503	12,951,539	-	12,951,539	16	12,951,523	12,951,523	-	12,951,523
WRENG	413,315	984,592	1,435,153	-	1,435,153	46	1,435,107	1,435,107	-	1,435,107
JPIGA2	141,074	2,531,453	2,894,835	-	2,894,835	20	2,894,815	2,894,815	-	2,894,815
JPIIB2	160,634	1,751,792	1,905,121	-	1,905,121	14	1,905,107	1,905,107	-	1,905,107
JPMMV1	136,851	1,731,287	1,825,588	3	1,825,591	-	1,825,591	1,825,591	-	1,825,591
JPSCE1	4,481	125,074	127,273	3	127,276	-	127,276	127,276	-	127,276

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OGBDP	525,329	5,994,204	5,957,227	-	5,957,227	6	5,957,221	5,957,221	-	5,957,221
OGDEP	17,513	787,650	803,149	-	803,149	7	803,142	803,142	-	803,142
JABS	673,464	28,898,261	35,787,876	-	35,787,876	22	35,787,854	35,787,854	-	35,787,854
JAFBS	402,909	5,470,669	5,346,598	-	5,346,598	58	5,346,540	5,346,540	-	5,346,540
JAGTS	1,953,225	37,853,175	40,841,930	-	40,841,930	32	40,841,898	40,841,898	-	40,841,898
JAMGS	244,458	18,692,247	22,609,946	-	22,609,946	122	22,609,824	22,609,824	-	22,609,824
LZREMI	11,734	261,185	253,927	6	253,933	-	253,933	253,933	-	253,933
LZREMS	258,705	4,593,604	5,655,296	-	5,655,296	18	5,655,278	5,655,278	-	5,655,278
LPVAI	7,215	429,559	440,851	6	440,857	-	440,857	440,857	-	440,857
LPVCA2	238,740	6,266,876	5,584,132	-	5,584,132	39	5,584,093	5,584,093	-	5,584,093
LPVCII	38,599	997,548	988,918	-	988,918	12	988,906	988,906	-	988,906
LPVCMI	330	10,188	9,669	4	9,673	-	9,673	9,673	-	9,673
LPWHY2	711,138	5,256,924	5,290,867	-	5,290,867	137	5,290,730	5,283,341	7,389	5,290,730
SBVI	79,747	1,465,934	1,813,448	12	1,813,460	-	1,813,460	1,813,460	-	1,813,460
SBVSG2	382,900	12,680,774	12,945,840	-	12,945,840	77	12,945,763	12,945,763	-	12,945,763
LOVSDC	1,082,397	15,595,271	15,250,972	-	15,250,972	69	15,250,903	15,250,903	-	15,250,903
LOVTRC	488,670	8,358,660	8,234,090	-	8,234,090	7	8,234,083	8,234,083	-	8,234,083
MNCPS2	447,727	7,528,890	8,274,496	31	8,274,527	-	8,274,527	8,274,527	-	8,274,527
MNHCBI	37,699	385,419	374,785	-	374,785	5	374,780	374,780	-	374,780
MNVFRI	70,894	629,067	627,920	-	627,920	10	627,910	627,910	-	627,910
M3GRES	10,191	217,584	231,328	-	231,328	4	231,324	231,324	-	231,324
MEGS	205	15,733	16,258	4	16,262	-	16,262	16,262	-	16,262
MV2RIS	61,086	1,144,554	1,150,861	-	1,150,861	34	1,150,827	1,150,827	-	1,150,827
MV3MVI	11,224	115,515	124,476	-	124,476	1	124,475	124,475	-	124,475
MV3MVS	1,051,724	9,361,473	11,516,373	-	11,516,373	71	11,516,302	11,516,302	-	11,516,302
MVBRES	55,748	2,940,224	3,774,726	-	3,774,726	12	3,774,714	3,774,714	-	3,774,714
MVFIC	69,830	1,658,162	1,726,208	-	1,726,208	10	1,726,198	1,726,198	-	1,726,198
MVGTAS	70,738	1,079,049	1,064,614	-	1,064,614	24	1,064,590	1,064,590	-	1,064,590
MVIGIC	4,164	68,733	69,879	1	69,880	-	69,880	69,880	-	69,880
MVIGSC	181,754	2,701,496	3,008,024	-	3,008,024	75	3,007,949	3,007,949	-	3,007,949
MVITSI	2,185	92,646	97,722	-	97,722	5	97,717	97,717	-	97,717
MVIVSC	1,029,780	29,724,844	38,060,682	-	38,060,682	74	38,060,608	38,060,608	-	38,060,608
MVUSC	124,743	4,243,125	4,687,832	-	4,687,832	48	4,687,784	4,687,784	-	4,687,784
MGRFV	334,968	3,892,029	3,942,568	-	3,942,568	22	3,942,546	3,925,380	17,166	3,942,546
MSEMB	1,312,150	9,729,140	9,368,748	-	9,368,748	40	9,368,708	9,355,530	13,178	9,368,708
MSGI2	851,570	6,520,736	7,042,484	53	7,042,537	-	7,042,537	7,042,537	-	7,042,537
MSVEG2	651,547	37,750,878	31,547,929	-	31,547,929	68	31,547,861	31,547,861	-	31,547,861

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MSVEM	1,870	34,153	33,874	4	33,878	-	33,878	33,878	-	33,878
MSVGT2	122,475	1,275,204	1,375,390	-	1,375,390	51	1,375,339	1,375,339	-	1,375,339
VKVGR2	1,331,833	13,196,375	13,797,786	5	13,797,791	-	13,797,791	13,778,083	19,708	13,797,791
DTRTFB	334,857	3,409,808	3,308,383	-	3,308,383	41	3,308,342	3,308,342	-	3,308,342
EIF2	476,338	9,168,222	10,750,953	-	10,750,953	81	10,750,872	10,750,872	-	10,750,872
GBF	351,305	3,906,248	3,818,681	-	3,818,681	23	3,818,658	3,818,658	-	3,818,658
GBF2	753,338	8,321,786	8,158,651	-	8,158,651	58	8,158,593	8,158,593	-	8,158,593
GEM	145,121	1,984,902	1,993,959	-	1,993,959	107	1,993,852	1,993,852	-	1,993,852
GEM2	822,982	11,964,912	11,126,711	-	11,126,711	6	11,126,705	11,122,871	3,834	11,126,705
GVAAA2	3,634,080	94,904,076	109,385,804	42	109,385,846	-	109,385,846	109,385,846	-	109,385,846
GVABD2	1,357,019	16,606,534	16,596,347	-	16,596,347	66	16,596,281	16,596,281	-	16,596,281
GVAGG2	927,265	30,876,116	42,209,099	-	42,209,099	36	42,209,063	42,209,063	-	42,209,063
GVAGI2	779,655	43,398,636	52,891,761	-	52,891,761	100	52,891,661	52,891,661	-	52,891,661
GVAGR2	588,426	60,499,096	85,033,486	-	85,033,486	3	85,033,483	85,033,483	-	85,033,483
GVDMA	2,163,785	28,346,331	31,807,643	-	31,807,643	117	31,807,526	31,794,003	13,523	31,807,526
GVDMC	2,554,242	27,598,293	30,344,394	166	30,344,560	-	30,344,560	30,116,415	228,145	30,344,560
GVEX1	14,219,985	283,347,384	397,306,372	-	397,306,372	106	397,306,266	397,306,266	-	397,306,266
GVIDA	615,807	7,987,884	9,120,101	-	9,120,101	97	9,120,004	9,120,004	-	9,120,004
GVIDC	2,064,530	20,616,998	22,173,056	5	22,173,061	-	22,173,061	22,173,061	-	22,173,061
GVIDM	6,219,989	73,643,629	81,730,649	-	81,730,649	43	81,730,606	81,730,606	-	81,730,606
HIBF	989,509	6,588,160	6,481,281	-	6,481,281	121	6,481,160	6,481,160	-	6,481,160
IDPG2	226,084	2,571,108	2,921,007	-	2,921,007	21	2,920,986	2,920,986	-	2,920,986
IDPGI2	313,528	3,492,955	3,752,927	-	3,752,927	37	3,752,890	3,752,890	-	3,752,890
MCIF	3,066,798	70,305,826	84,858,314	24	84,858,338	-	84,858,338	84,858,338	-	84,858,338
MSBF	1,155,276	10,645,118	10,570,777	-	10,570,777	59	10,570,718	10,570,718	-	10,570,718
NAMAA2	562,484	6,616,098	7,632,906	-	7,632,906	38	7,632,868	7,632,868	-	7,632,868
NAMGI2	413,094	4,755,463	5,977,472	-	5,977,472	9	5,977,463	5,977,463	-	5,977,463
NCPG2	94,245	1,021,442	1,225,182	-	1,225,182	82	1,225,100	1,225,100	-	1,225,100
NCPGI2	135,997	1,485,412	1,642,840	-	1,642,840	51	1,642,789	1,642,789	-	1,642,789
NJMMA2	63,563	630,392	641,352	-	641,352	8	641,344	641,344	-	641,344
NVAMV2	134,873	1,882,932	2,663,732	-	2,663,732	78	2,663,654	2,663,654	-	2,663,654
NVAMVZ	658,976	10,545,075	12,929,117	1	12,929,118	-	12,929,118	12,929,118	-	12,929,118
NVBX	4,620,454	50,687,355	49,392,652	-	49,392,652	31	49,392,621	49,392,621	-	49,392,621
NVCBD2	703,445	7,915,728	7,569,069	-	7,569,069	36	7,569,033	7,569,033	-	7,569,033
NVCCA2	1,177,291	12,181,032	14,421,813	-	14,421,813	80	14,421,733	13,925,407	496,326	14,421,733
NVCCN2	1,357,675	14,011,540	15,396,031	-	15,396,031	23	15,396,008	15,396,008	-	15,396,008
NVCMA2	765,212	7,086,223	8,578,023	45	8,578,068	-	8,578,068	8,564,318	13,750	8,578,068

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCMC2	760,736	8,059,463	9,166,865	-	9,166,865	56	9,166,809	9,166,809	-	9,166,809
NVCMD2	1,739,767	17,587,546	21,364,342	-	21,364,342	43	21,364,299	21,364,299	-	21,364,299
NVCRA2	519,568	5,270,198	6,749,183	-	6,749,183	49	6,749,134	6,749,134	-	6,749,134
NVCRB2	1,069,241	11,440,184	13,247,895	29	13,247,924	-	13,247,924	13,247,924	-	13,247,924
NVDBL2	728,923	11,576,601	12,639,523	-	12,639,523	29	12,639,494	12,639,494	-	12,639,494
NVDCA2	880,690	15,183,998	17,798,751	-	17,798,751	77	17,798,674	17,354,026	444,648	17,798,674
NVFIII	621,300	6,944,610	6,815,656	-	6,815,656	44	6,815,612	6,815,612	-	6,815,612
NVGEII	64,382	908,624	1,047,502	-	1,047,502	6	1,047,496	1,047,496	-	1,047,496
NVIE6	283,931	2,981,111	3,586,050	-	3,586,050	43	3,586,007	3,586,007	-	3,586,007
NVIX	5,055,993	50,558,418	56,627,125	-	56,627,125	42	56,627,083	56,620,590	6,493	56,627,083
NVLCPP	3,243,930	38,074,926	37,434,953	-	37,434,953	9	37,434,944	37,434,944	-	37,434,944
NVLCPY	5,383	63,242	62,171	3	62,174	-	62,174	62,174	-	62,174
NVMGA2	248,905	2,777,184	3,019,215	-	3,019,215	61	3,019,154	3,019,154	-	3,019,154
NVMIG6	1,421,155	17,028,086	16,286,431	-	16,286,431	74	16,286,357	16,286,357	-	16,286,357
NVMIVZ	429,792	4,414,919	4,946,911	-	4,946,911	49	4,946,862	4,946,862	-	4,946,862
NVMLG2	1,105,704	9,952,577	11,178,670	-	11,178,670	114	11,178,556	11,178,556	-	11,178,556
NVMM2	132,214,766	132,214,766	132,214,766	-	132,214,766	37	132,214,729	132,184,660	30,069	132,214,729
NVMMG1	27,986	336,452	323,512	73	323,585	-	323,585	323,585	-	323,585
NVMMG2	1,575,072	19,132,849	16,491,009	-	16,491,009	52	16,490,957	16,490,957	-	16,490,957
NVMMV2	925,912	7,226,219	8,879,500	-	8,879,500	8	8,879,492	8,879,492	-	8,879,492
NVNMO1	29,290	419,153	443,747	2	443,749	-	443,749	443,749	-	443,749
NVNMO2	329,328	3,685,062	4,900,404	-	4,900,404	131	4,900,273	4,900,273	-	4,900,273
NVNSR2	121,870	1,673,245	1,927,989	-	1,927,989	1	1,927,988	1,927,988	-	1,927,988
NVOLG2	806,350	14,508,868	19,118,554	-	19,118,554	25	19,118,529	19,118,529	-	19,118,529
NVRE2	1,148,669	9,758,790	11,957,642	-	11,957,642	81	11,957,561	11,957,561	-	11,957,561
NVSIX2	4,792,377	39,374,517	48,546,776	2	48,546,778	-	48,546,778	48,546,778	-	48,546,778
NVSTB2	1,537,715	15,993,970	15,715,443	-	15,715,443	26	15,715,417	15,715,417	-	15,715,417
NVTIV3	53,111	490,153	616,087	-	616,087	31	616,056	616,056	-	616,056
SAM	31,317	31,317	31,317	-	31,317	7	31,310	31,310	-	31,310
SCF	314,310	5,869,065	8,137,476	-	8,137,476	28	8,137,448	8,137,448	-	8,137,448
SCF2	259,372	5,538,111	6,115,997	-	6,115,997	49	6,115,948	6,115,948	-	6,115,948
SCGF	275,855	5,047,966	5,481,232	-	5,481,232	18	5,481,214	5,481,214	-	5,481,214
SCGF2	386,858	6,954,287	6,650,087	-	6,650,087	86	6,650,001	6,650,001	-	6,650,001
SCVF	292,898	2,731,211	3,391,758	22	3,391,780	-	3,391,780	3,391,780	-	3,391,780
SCVF2	321,444	3,215,140	3,535,885	-	3,535,885	79	3,535,806	3,535,806	-	3,535,806
TRF	78,142	1,782,991	2,127,017	-	2,127,017	87	2,126,930	2,126,930	-	2,126,930
TRF2	86,274	2,028,152	2,336,303	-	2,336,303	13	2,336,290	2,336,290	-	2,336,290

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMSRS	928	33,307	34,377	5	34,382	-	34,382	34,382	-	34,382
NBARMS	118,147	1,177,060	1,345,697	-	1,345,697	38	1,345,659	1,345,659	-	1,345,659
NO7TB	47,808	587,037	676,004	-	676,004	36	675,968	675,968	-	675,968
NOTBBA	1,476,046	13,484,379	13,107,291	-	13,107,291	63	13,107,228	13,107,228	-	13,107,228
PMUBA	438,324	4,556,876	4,523,502	-	4,523,502	10	4,523,492	4,523,492	-	4,523,492
PMVAAD	467,931	5,149,693	5,456,076	-	5,456,076	22	5,456,054	5,456,054	-	5,456,054
PMVEBD	455,566	5,870,209	5,703,689	-	5,703,689	32	5,703,657	5,703,657	-	5,703,657
PMVFAD	313,885	3,124,902	2,878,330	-	2,878,330	24	2,878,306	2,878,306	-	2,878,306
PMVFHI	57,026	621,704	613,027	-	613,027	10	613,017	613,017	-	613,017
PMVFHV	393,027	4,375,674	4,225,044	-	4,225,044	21	4,225,023	4,225,023	-	4,225,023
PMVGBD	202,636	2,343,775	2,216,838	-	2,216,838	84	2,216,754	2,216,754	-	2,216,754
PMVHYD	664,471	5,290,115	5,275,900	-	5,275,900	30	5,275,870	5,275,870	-	5,275,870
PMVHYI	130,398	1,041,353	1,035,362	-	1,035,362	5	1,035,357	1,035,357	-	1,035,357
PMVII	177,683	1,951,746	1,938,523	-	1,938,523	5	1,938,518	1,938,518	-	1,938,518
PMVIV	1,713,007	18,365,865	18,688,906	-	18,688,906	23	18,688,883	18,688,883	-	18,688,883
PMVLAD	1,382,389	14,291,974	14,141,838	24	14,141,862	-	14,141,862	14,141,862	-	14,141,862
PMVLDI	66,168	683,384	676,898	-	676,898	1	676,897	676,897	-	676,897
PMVRI	58,461	817,630	817,874	-	817,874	3	817,871	817,871	-	817,871
PMVRSD	630,796	4,322,934	4,945,439	12	4,945,451	-	4,945,451	4,945,451	-	4,945,451
PMVRSI	57,358	440,898	442,230	-	442,230	2	442,228	442,228	-	442,228
PMVSTA	1,261,853	13,109,579	12,997,082	53	12,997,135	-	12,997,135	12,997,135	-	12,997,135
PMVSTI	76,611	793,648	789,092	-	789,092	-	789,092	789,092	-	789,092
PMVTRI	127,681	1,390,035	1,373,852	-	1,373,852	5	1,373,847	1,373,847	-	1,373,847
PNVMC1	1,981	143,068	148,094	-	148,094	2	148,092	148,092	-	148,092
PROA30	22,813	1,215,660	1,215,031	-	1,215,031	57	1,214,974	1,214,974	-	1,214,974
PROAHY	204,914	5,456,079	5,432,280	-	5,432,280	63	5,432,217	5,432,217	-	5,432,217
PROBIO	54,442	4,962,505	5,142,573	-	5,142,573	35	5,142,538	5,142,538	-	5,142,538
PROBL	55,749	3,833,702	3,918,620	-	3,918,620	97	3,918,523	3,918,523	-	3,918,523
PROBM	17,854	1,466,208	1,516,557	-	1,516,557	48	1,516,509	1,516,509	-	1,516,509
PROBNK	56,541	1,813,720	1,788,401	-	1,788,401	56	1,788,345	1,788,345	-	1,788,345
PROBR	7,335	110,767	106,727	-	106,727	16	106,711	106,711	-	106,711
PROCG	65,326	4,212,731	4,536,913	-	4,536,913	147	4,536,766	4,536,766	-	4,536,766
PROCS	45,279	3,399,251	3,502,770	-	3,502,770	98	3,502,672	3,502,672	-	3,502,672
PROE30	66,939	1,699,815	1,714,965	-	1,714,965	105	1,714,860	1,714,860	-	1,714,860
PROEM	49,515	1,531,906	1,487,442	-	1,487,442	104	1,487,338	1,487,338	-	1,487,338
PROFIN	80,246	3,875,580	4,046,026	-	4,046,026	1	4,046,025	4,046,025	-	4,046,025
PROGVP	22,234	510,331	506,051	-	506,051	70	505,981	505,981	-	505,981

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROHC	101,893	7,802,515	8,566,116	-	8,566,116	61	8,566,055	8,566,055	-	8,566,055
PROIND	38,508	3,797,045	3,848,850	-	3,848,850	40	3,848,810	3,848,810	-	3,848,810
PROINT	24,911	557,426	556,253	-	556,253	56	556,197	556,197	-	556,197
PROJP	17,847	1,019,490	1,013,194	-	1,013,194	28	1,013,166	1,013,166	-	1,013,166
PRON	161,936	10,972,101	11,962,184	158	11,962,342	-	11,962,342	11,962,342	-	11,962,342
PRONET	125,342	6,869,269	6,430,032	-	6,430,032	103	6,429,929	6,429,929	-	6,429,929
PROOG	143,958	3,810,454	4,036,585	-	4,036,585	9	4,036,576	4,036,576	-	4,036,576
PROPHR	38,356	1,538,127	1,617,099	-	1,617,099	99	1,617,000	1,617,000	-	1,617,000
PROPM	93,205	2,526,135	2,621,852	-	2,621,852	103	2,621,749	2,621,749	-	2,621,749
PRORRO	4,769	142,406	132,385	-	132,385	21	132,364	132,364	-	132,364
PROSCN	65,491	6,060,765	7,304,920	-	7,304,920	40	7,304,880	7,304,880	-	7,304,880
PROSEM	356	9,271	9,083	-	9,083	18	9,065	9,065	-	9,065
PROSIN	2,016	52,716	50,685	-	50,685	12	50,673	50,673	-	50,673
PROSN	2,274	30,467	30,672	-	30,672	10	30,662	30,662	-	30,662
PROTEC	137,304	10,703,367	12,755,582	110	12,755,692	-	12,755,692	12,755,692	-	12,755,692
PROTEL	13,031	477,237	492,200	-	492,200	55	492,145	492,145	-	492,145
PROUN	486,071	37,667,020	48,276,608	162	48,276,770	-	48,276,770	48,276,770	-	48,276,770
PROUSN	9,513	107,336	101,503	-	101,503	79	101,424	101,424	-	101,424
PROUTL	104,417	4,069,345	4,434,596	-	4,434,596	131	4,434,465	4,434,465	-	4,434,465
PVEIB	552,221	13,732,681	17,019,441	-	17,019,441	142	17,019,299	17,019,299	-	17,019,299
PVEIIA	243	7,571	7,574	5	7,579	-	7,579	7,579	-	7,579
PVIGIB	72,871	818,196	828,539	-	828,539	23	828,516	828,516	-	828,516
PVTIGB	12,209	209,285	208,280	6	208,286	-	208,286	208,286	-	208,286
TRBCGP	102,870	5,988,992	5,464,470	-	5,464,470	11	5,464,459	5,464,459	-	5,464,459
TRHS2	505,594	26,126,573	30,937,306	-	30,937,306	39	30,937,267	30,937,267	-	30,937,267
TRLT1	2,542	12,582	12,481	4	12,485	-	12,485	12,485	-	12,485
VEEMS	55,773	864,317	788,074	-	788,074	6	788,068	788,068	-	788,068
VVGGS	628,286	6,454,453	5,503,785	-	5,503,785	126	5,503,659	5,503,659	-	5,503,659
VWHA	113,225	2,391,192	3,012,915	-	3,012,915	3	3,012,912	3,012,912	-	3,012,912
VWHAS	386,341	7,428,619	9,847,838	-	9,847,838	80	9,847,758	9,847,758	-	9,847,758
VVHGB	278,890	3,431,801	3,408,041	-	3,408,041	6	3,408,035	3,408,035	-	3,408,035
VVI	52,689	2,202,177	2,091,760	4	2,091,764	-	2,091,764	2,091,764	-	2,091,764
VVMCI	52,596	1,472,018	1,550,519	-	1,550,519	14	1,550,505	1,550,505	-	1,550,505
VVSTC	269,144	2,920,927	2,901,377	-	2,901,377	1	2,901,376	2,901,376	-	2,901,376
VVTISI	104,774	2,545,504	2,538,668	-	2,538,668	6	2,538,662	2,538,662	-	2,538,662
VVTSM	64,878	3,455,618	3,694,145	4	3,694,149	-	3,694,149	3,694,149	-	3,694,149
VVEI	6,260	169,736	174,077	-	174,077	1	174,076	174,076	-	174,076
VRVDRA	244,526	4,660,533	6,191,409	-	6,191,409	71	6,191,338	6,191,338	-	6,191,338
WFVSG1	41,260	639,871	608,999	-	608,999	4	608,995	608,995	-	608,995

Total (unaudited)			$3,426,627,933	$91,416	$3,426,719,349	$11,334	$3,426,708,015	$3,419,475,779	$7,232,236	$3,426,708,015

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVBWB	ALVGIA	ALVIVB	AAEIP3	ARLPE3	ACVGI	ACVI
Reinvested dividends	$35,126,219	2,477	-	5,364	109,888	84,787	-	-
Mortality and expense risk charges (note 2)	(39,294,466)	(12,578)	(20)	(4,036)	(54,080)	(25,213)	(1,841)	(5)

Net investment income (loss)	(4,168,247)	(10,101)	(20)	1,328	55,808	59,574	(1,841)	(5)

Realized gain (loss) on investments	139,149,898	5,443	-	14,759	735,828	78,980	5,021	-
Change in unrealized gain (loss) on investments	149,520,065	91,119	1,526	12,459	(2,820)	223,318	105,074	1,359

Net gain (loss) on investments	288,669,963	96,562	1,526	27,218	733,008	302,298	110,095	1,359

Reinvested capital gains	122,925,209	21,530	-	-	-	-	155	-

Net increase (decrease) in contract owners’ equity resulting from operations	$407,426,925	107,991	1,506	28,546	788,816	361,872	108,409	1,354

Investment Activity*:	ACVIG	ACVIP1	ACVIP2	ACVMV2	ACVU1	ACVV	ACVV2	AFGC
Reinvested dividends	$136,335	219	510,848	17,823	-	161,907	32,680	4,648
Mortality and expense risk charges (note 2)	(189,035)	(7)	(191,565)	(16,003)	(36,766)	(130,689)	(21,119)	(533)

Net investment income (loss)	(52,700)	212	319,283	1,820	(36,766)	31,218	11,561	4,115

Realized gain (loss) on investments	30,971	(9)	693,672	53,478	155,687	214,627	148,039	194
Change in unrealized gain (loss) on investments	650,573	65	(230,012)	105,432	267,969	1,578,452	54,724	(3,779)

Net gain (loss) on investments	681,544	56	463,660	158,910	423,656	1,793,079	202,763	(3,585)

Reinvested capital gains	1,895,249	-	-	-	193,965	-	-	218

Net increase (decrease) in contract owners’ equity resulting from operations	$2,524,093	268	782,943	160,730	580,855	1,824,297	214,324	748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AFGF	AMVBA1	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVIG1	AMVM1
Reinvested dividends	$248	9,032	495,989	499,281	-	294,825	18,788	1,995
Mortality and expense risk charges (note 2)	(58)	(597)	(411,181)	(238,279)	(118,053)	(136,207)	(1,039)	(507)

Net investment income (loss)	190	8,435	84,808	261,002	(118,053)	158,618	17,749	1,488

Realized gain (loss) on investments	(2)	(73)	253,281	396,686	445,493	117,160	(301)	(251)
Change in unrealized gain (loss) on investments	5,339	(10,507)	8,085,636	1,717,186	(158,786)	(660,462)	(18,354)	(2,944)

Net gain (loss) on investments	5,337	(10,580)	8,338,917	2,113,872	286,707	(543,302)	(18,655)	(3,195)

Reinvested capital gains	-	1,510	-	-	216,444	-	-	1,202

Net increase (decrease) in contract owners’ equity resulting from operations	$5,527	(635)	8,423,725	2,374,874	385,098	(384,684)	(906)	(505)

Investment Activity*:	AMVNW1	AMVNW4	PIHYB2	BRVDA3	BRVED3	BRVEDI	BRVHY3	BRVHYI
Reinvested dividends	$7,670	142,292	7,090	48,383	84,029	15,473	731,399	11,135
Mortality and expense risk charges (note 2)	(1,193)	(219,407)	(1,951)	(43,647)	(77,189)	(3,124)	(191,471)	(1,140)

Net investment income (loss)	6,477	(77,115)	5,139	4,736	6,840	12,349	539,928	9,995

Realized gain (loss) on investments	(511)	339,461	(3,805)	308,827	126,081	(817)	219,630	120
Change in unrealized gain (loss) on investments	(32,152)	(326,298)	4,552	(238,237)	170,560	(232,073)	(216,467)	(5,774)

Net gain (loss) on investments	(32,663)	13,163	747	70,590	296,641	(232,890)	3,163	(5,654)

Reinvested capital gains	588	701,429	-	196,744	789,168	280,356	50,855	2,770

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,598)	637,477	5,886	272,070	1,092,649	59,815	593,946	7,111

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	BRVMMI	BRVSII	BRVTR1	BRVTR3	MLVGA3	DVMCSS	SASP5I	CLSCV1
Reinvested dividends	$-	10,145	-	196,559	240,272	48,058	25,666	477
Mortality and expense risk charges (note 2)	(216)	(1,247)	(5)	(165,997)	(392,522)	(129,354)	(11,941)	(307)

Net investment income (loss)	(216)	8,898	(5)	30,562	(152,250)	(81,296)	13,725	170

Realized gain (loss) on investments	-	(117)	-	(443,751)	1,056,897	190,011	51,830	(423)
Change in unrealized gain (loss) on investments	-	(110,802)	(127)	(29,411)	(4,183,061)	2,075,804	749,386	5,543

Net gain (loss) on investments	-	(110,919)	(127)	(473,162)	(3,126,164)	2,265,815	801,216	5,120

Reinvested capital gains	9	99,258	22	49,061	4,679,536	68,985	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(207)	(2,763)	(110)	(393,539)	1,401,122	2,253,504	814,941	5,290

Investment Activity*:	CLVDC1	CLVEM1	CLVHY2	CLVLD1	CLVLG1	CLVLV1	CLVPB1	CLVSE1
Reinvested dividends	$-	-	305,963	3,294	-	-	288	-
Mortality and expense risk charges (note 2)	(108)	(525)	(74,645)	(442)	(397)	(1,353)	(36)	(37)

Net investment income (loss)	(108)	(525)	231,318	2,852	(397)	(1,353)	252	(37)

Realized gain (loss) on investments	119	(529)	154,035	(3,463)	429	(475)	(6)	3
Change in unrealized gain (loss) on investments	7,828	(43,412)	(172,696)	(2,549)	9,620	50,706	(1,001)	1,733

Net gain (loss) on investments	7,947	(43,941)	(18,661)	(6,012)	10,049	50,231	(1,007)	1,736

Reinvested capital gains	-	2,538	-	-	-	-	512	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,839	(41,928)	212,657	(3,160)	9,652	48,878	(243)	1,699

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	CSCRS	CSCRS2	DWVEMD	DWVSVS	DFVIV	ETVFR	FHIB	FQB
Reinvested dividends	$79,301	14,848	15	53,632	31,198	530,530	-	150
Mortality and expense risk charges (note 2)	(12,685)	(436)	(769)	(101,943)	(1,053)	(234,855)	(308)	(77)

Net investment income (loss)	66,616	14,412	(754)	(48,311)	30,145	295,675	(308)	73

Realized gain (loss) on investments	151,375	842	(216)	431,810	1,582	(21,382)	53	3
Change in unrealized gain (loss) on investments	(113,481)	(2,102)	(39,378)	1,833,055	(17,006)	130,932	2,524	(289)

Net gain (loss) on investments	37,894	(1,260)	(39,594)	2,264,865	(15,424)	109,550	2,577	(286)

Reinvested capital gains	-	-	22	-	-	-	-	52

Net increase (decrease) in contract owners’ equity resulting from operations	$104,510	13,152	(40,326)	2,216,554	14,721	405,225	2,269	(161)

Investment Activity*:	FVUS2	FAM2	FB2	FC2	FEI2	FEMS2	FG2	FGI2
Reinvested dividends	$45,263	6,793	564,871	4,758	126,587	188,360	-	418,329
Mortality and expense risk charges (note 2)	(21,456)	(7,434)	(921,188)	(262,227)	(114,155)	(108,579)	(1,238,767)	(208,110)

Net investment income (loss)	23,807	(641)	(356,317)	(257,469)	12,432	79,781	(1,238,767)	210,219

Realized gain (loss) on investments	(24,833)	76,653	1,383,667	1,360,605	357,405	624,346	4,924,256	777,552
Change in unrealized gain (loss) on investments	(61,603)	(27,415)	4,659,950	1,087,856	341,328	(2,216,677)	(5,966,671)	1,583,170

Net gain (loss) on investments	(86,436)	49,238	6,043,617	2,448,461	698,733	(1,592,331)	(1,042,415)	2,360,722

Reinvested capital gains	-	2,751	5,241,971	2,835,694	874,736	1,010,238	21,377,245	777,870

Net increase (decrease) in contract owners’ equity resulting from operations	$(62,629)	51,348	10,929,271	5,026,686	1,585,901	(502,312)	19,096,063	3,348,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FHI2	FICAP	FIGBP	FIGBP2	FIP	FMCP	FMMP	FNRS2
Reinvested dividends	$88,713	-	90	399,634	23,045	229	20	42,612
Mortality and expense risk charges (note 2)	(26,249)	-	(5)	(253,780)	(3,553)	(16)	(683)	(15,523)

Net investment income (loss)	62,464	-	85	145,854	19,492	213	(663)	27,089

Realized gain (loss) on investments	13,906	-	-	132,551	4,002	(2)	-	417,199
Change in unrealized gain (loss) on investments	(34,369)	1	(779)	(1,328,831)	196,536	(6,490)	-	15,164

Net gain (loss) on investments	(20,463)	1	(779)	(1,196,280)	200,538	(6,492)	-	432,363

Reinvested capital gains	-	-	586	610,608	2,438	5,820	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,001	1	(108)	(439,818)	222,468	(459)	(663)	459,452

Investment Activity*:	FRESS2	FVIII	FVP	FVSII	FVSIS2	FEOVF	FTVFA2	FTVGI2
Reinvested dividends	$61,178	26,535	90	-	412,674	6,724	97,955	-
Mortality and expense risk charges (note 2)	(72,580)	(1,093)	(3)	-	(186,554)	(5,621)	(61,387)	(156,680)

Net investment income (loss)	(11,402)	25,442	87	-	226,120	1,103	36,568	(156,680)

Realized gain (loss) on investments	85,201	(497)	-	-	73,813	1,347	(117,078)	(533,610)
Change in unrealized gain (loss) on investments	1,731,932	(25,376)	(918)	13	(248,862)	(11,364)	617,959	(159,519)

Net gain (loss) on investments	1,817,133	(25,873)	(918)	13	(175,049)	(10,017)	500,881	(693,129)

Reinvested capital gains	39,866	1,215	1,254	-	263,139	2,025	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,845,597	784	423	13	314,210	(6,889)	537,449	(849,809)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVIS2	FTVMD2	GVGMNS	GVHQFA	GVMSAS	GVFRB	RAF	RBF
Reinvested dividends	$1,032,818	226,499	-	1,309	10,992	245,321	-	-
Mortality and expense risk charges (note 2)	(269,120)	(113,454)	(10,422)	(44,268)	(10,406)	(144,784)	(2,330)	(105,215)

Net investment income (loss)	763,698	113,045	(10,422)	(42,959)	586	100,537	(2,330)	(105,215)

Realized gain (loss) on investments	14,167	(81,675)	23,177	(2,640)	53,518	(313,260)	(68,456)	707,486
Change in unrealized gain (loss) on investments	1,996,353	1,296,102	5,070	(1,588)	(14,263)	304,619	11,430	(1,225,589)

Net gain (loss) on investments	2,010,520	1,214,427	28,247	(4,228)	39,255	(8,641)	(57,026)	(518,103)

Reinvested capital gains	-	-	75,854	-	-	-	-	610,888

Net increase (decrease) in contract owners’ equity resulting from operations	$2,774,218	1,327,472	93,679	(47,187)	39,841	91,896	(59,356)	(12,430)

Investment Activity*:	RBKF	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF
Reinvested dividends	$15,544	19,269	52,483	-	38,457	4,736	25,539	-
Mortality and expense risk charges (note 2)	(36,468)	(43,666)	(83,985)	(92,242)	(77,885)	(46,354)	(97,721)	(151,984)

Net investment income (loss)	(20,924)	(24,397)	(31,502)	(92,242)	(39,428)	(41,618)	(72,182)	(151,984)

Realized gain (loss) on investments	636,296	863,101	347,540	2,156,086	1,395,498	467,835	1,150,114	1,009,379
Change in unrealized gain (loss) on investments	(109,955)	(366,331)	220,776	(415,778)	(29,054)	(265,432)	756,028	127,181

Net gain (loss) on investments	526,341	496,770	568,316	1,740,308	1,366,444	202,403	1,906,142	1,136,560

Reinvested capital gains	-	85,425	4,797	382,349	-	-	152,165	622,761

Net increase (decrease) in contract owners’ equity resulting from operations	$505,417	557,798	541,611	2,030,415	1,327,016	160,785	1,986,125	1,607,337

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RHYS	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK
Reinvested dividends	$-	-	-	1,972	-	-	-	2,552
Mortality and expense risk charges (note 2)	(11,298)	(88,860)	(36,971)	(11,184)	(17,373)	(51,878)	(45,468)	(58,550)

Net investment income (loss)	(11,298)	(88,860)	(36,971)	(9,212)	(17,373)	(51,878)	(45,468)	(55,998)

Realized gain (loss) on investments	16,111	1,484,829	(302,038)	184,339	85,689	303,883	1,093,713	312,029
Change in unrealized gain (loss) on investments	(17,456)	(2,485,645)	(35,084)	(39,377)	(271,884)	(432,937)	(651,931)	(450,990)

Net gain (loss) on investments	(1,345)	(1,000,816)	(337,122)	144,962	(186,195)	(129,054)	441,782	(138,961)

Reinvested capital gains	-	727,018	-	-	-	60,887	428,660	748,762

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,643)	(362,658)	(374,093)	135,750	(203,568)	(120,045)	824,974	553,803

Investment Activity*:	RNF	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL
Reinvested dividends	$40,162	-	305,454	22,356	-	30,802	-	3,781
Mortality and expense risk charges (note 2)	(171,113)	(320,023)	(110,909)	(53,810)	(35,160)	(67,470)	(220,868)	(7,321)

Net investment income (loss)	(130,951)	(320,023)	194,545	(31,454)	(35,160)	(36,668)	(220,868)	(3,540)

Realized gain (loss) on investments	2,717,833	3,781,788	107,175	721,387	504,881	88,781	3,221,354	80,579
Change in unrealized gain (loss) on investments	1,300,051	(314,366)	(1,371,170)	322,553	(421,601)	943,588	(1,446,605)	(44,014)

Net gain (loss) on investments	4,017,884	3,467,422	(1,263,995)	1,043,940	83,280	1,032,369	1,774,749	36,565

Reinvested capital gains	481,005	1,647,701	-	-	174,447	-	922,373	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,367,938	4,795,100	(1,069,450)	1,012,486	222,567	995,701	2,476,254	33,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RTF	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF
Reinvested dividends	$-	-	-	11,926	58,654	-	-	-
Mortality and expense risk charges (note 2)	(159,305)	(48,097)	(5,787)	(48,343)	(41,415)	(43,919)	(19,005)	(680,425)

Net investment income (loss)	(159,305)	(48,097)	(5,787)	(36,417)	17,239	(43,919)	(19,005)	(680,425)

Realized gain (loss) on investments	3,200,280	1,251,372	(139,951)	(1,083,282)	169,019	70,833	311,674	15,091,802
Change in unrealized gain (loss) on investments	1,304,768	(747,017)	7,613	108,803	141,182	115,555	19,811	862,050

Net gain (loss) on investments	4,505,048	504,355	(132,338)	(974,479)	310,201	186,388	331,485	15,953,852

Reinvested capital gains	-	192,413	-	-	-	81,625	-	6,778,684

Net increase (decrease) in contract owners’ equity resulting from operations	$4,345,743	648,671	(138,125)	(1,010,896)	327,440	224,094	312,480	22,052,111

Investment Activity*:	RVIDD	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV
Reinvested dividends	$-	-	-	-	89,873	-	-	5,619
Mortality and expense risk charges (note 2)	(33,568)	(1,157)	(3,923)	(284,211)	(193,757)	(126,140)	(101,240)	(99,682)

Net investment income (loss)	(33,568)	(1,157)	(3,923)	(284,211)	(103,884)	(126,140)	(101,240)	(94,063)

Realized gain (loss) on investments	(1,314,017)	(35,936)	(82,454)	2,941,060	2,444,663	3,466,567	2,107,522	2,256,628
Change in unrealized gain (loss) on investments	357,398	11,661	(4,026)	1,550,838	687,278	(840,531)	(1,791,438)	(860,586)

Net gain (loss) on investments	(956,619)	(24,275)	(86,480)	4,491,898	3,131,941	2,626,036	316,084	1,396,042

Reinvested capital gains	-	-	-	82,497	49,652	-	561,239	258,522

Net increase (decrease) in contract owners’ equity resulting from operations	$(990,187)	(25,432)	(90,403)	4,290,184	3,077,709	2,499,896	776,083	1,560,501

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RVMFU	RVSCG	RVSCV	RVSDL	RVWDL	HTDEIA	HTMCIA	AVIE2
Reinvested dividends	$-	-	-	-	-	2,211	-	22,585
Mortality and expense risk charges (note 2)	(41,847)	(91,549)	(68,179)	(5,905)	(9,944)	(436)	(87)	(22,023)

Net investment income (loss)	(41,847)	(91,549)	(68,179)	(5,905)	(9,944)	1,775	(87)	562

Realized gain (loss) on investments	35,932	2,346,662	1,632,048	12,738	(65,176)	353	(61)	42,136
Change in unrealized gain (loss) on investments	(37,624)	(1,223,974)	(418,726)	12,841	(65,257)	5,736	(2,888)	(127,699)

Net gain (loss) on investments	(1,692)	1,122,688	1,213,322	25,579	(130,433)	6,089	(2,949)	(85,563)

Reinvested capital gains	42,557	26,128	-	-	-	14,473	4,736	145,505

Net increase (decrease) in contract owners’ equity resulting from operations	$(982)	1,057,267	1,145,143	19,674	(140,377)	22,337	1,700	60,504

Investment Activity*:	IVBRA2	IVEW52	IVEW5I	OVAG	OVGSS	OVIG	OVIGS	OVSCS
Reinvested dividends	$159,544	200,806	-	-	-	-	-	18,662
Mortality and expense risk charges (note 2)	(68,407)	(207,567)	(5)	(838)	(218,154)	(1,857)	(53,289)	(108,274)

Net investment income (loss)	91,137	(6,761)	(5)	(838)	(218,154)	(1,857)	(53,289)	(89,612)

Realized gain (loss) on investments	(24,808)	1,217,756	46	267	446,228	(293)	1,075,904	438,447
Change in unrealized gain (loss) on investments	145,665	3,243,726	1,077	(26,675)	1,109,936	(112,707)	(886,887)	642,017

Net gain (loss) on investments	120,857	4,461,482	1,123	(26,408)	1,556,164	(113,000)	189,017	1,080,464

Reinvested capital gains	171,658	-	-	56,953	971,655	119,224	515,834	652,526

Net increase (decrease) in contract owners’ equity resulting from operations	$383,652	4,454,721	1,118	29,707	2,309,665	4,367	651,562	1,643,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRASP	WRENG	JPIGA2	JPIIB2	JPMMV1	JPSCE1	OGBDP	OGDEP
Reinvested dividends	$203,720	20,940	20,750	42,408	211	-	3,454	-
Mortality and expense risk charges (note 2)	(183,991)	(16,830)	(29,254)	(19,737)	(2,234)	(16)	(7,541)	(122)

Net investment income (loss)	19,729	4,110	(8,504)	22,671	(2,023)	(16)	(4,087)	(122)

Realized gain (loss) on investments	253,237	(142,093)	28,779	8,763	(447)	(12)	(2,608)	(1)
Change in unrealized gain (loss) on investments	(481,847)	622,511	49,492	68,095	94,301	2,199	(36,978)	15,498

Net gain (loss) on investments	(228,610)	480,418	78,271	76,858	93,854	2,187	(39,586)	15,497

Reinvested capital gains	1,316,209	-	104,036	5,425	1,163	-	2,517	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,107,328	484,528	173,803	104,954	92,994	2,171	(41,156)	15,375

Investment Activity*:	JABS	JAFBS	JAGTS	JAMGS	LZREMI	LZREMS	LPVAI	LPVCA2
Reinvested dividends	$207,522	87,097	41,099	46,971	2,387	271,461	2,583	9,637
Mortality and expense risk charges (note 2)	(366,722)	(60,152)	(412,344)	(226,099)	(280)	(178,205)	(548)	(57,231)

Net investment income (loss)	(159,200)	26,945	(371,245)	(179,128)	2,107	93,256	2,035	(47,594)

Realized gain (loss) on investments	1,146,498	67,460	3,207,525	330,830	(252)	569,364	468	90,386
Change in unrealized gain (loss) on investments	3,264,964	(332,390)	(2,295,710)	840,819	(7,258)	117,574	11,292	(1,183,214)

Net gain (loss) on investments	4,411,462	(264,930)	911,815	1,171,649	(7,510)	686,938	11,760	(1,092,828)

Reinvested capital gains	221,634	127,525	4,712,296	1,771,826	-	-	13,149	1,590,747

Net increase (decrease) in contract owners’ equity resulting from operations	$4,473,896	(110,460)	5,252,866	2,764,347	(5,403)	780,194	26,944	450,325

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	LPVCII	LPVCMI	LPWHY2	SBVI	SBVSG2	LOVSDC	LOVTRC	MNCPS2
Reinvested dividends	$10,696	-	219,105	17,752	-	335,960	159,573	62,113
Mortality and expense risk charges (note 2)	(1,074)	(2)	(73,026)	(22,069)	(134,976)	(163,937)	(88,996)	(105,408)

Net investment income (loss)	9,622	(2)	146,079	(4,317)	(134,976)	172,023	70,577	(43,295)

Realized gain (loss) on investments	590	-	59,633	35,661	698,164	21,410	32,336	1,011,822
Change in unrealized gain (loss) on investments	(8,631)	(519)	(214,696)	182,280	(1,038,837)	(283,259)	(264,411)	(761,565)

Net gain (loss) on investments	(8,041)	(519)	(155,063)	217,941	(340,673)	(261,849)	(232,075)	250,257

Reinvested capital gains	67,814	818	-	147,227	1,597,174	-	55,082	401,145

Net increase (decrease) in contract owners’ equity resulting from operations	$69,395	297	(8,984)	360,851	1,121,525	(89,826)	(106,416)	608,107

Investment Activity*:	MNHCBI	MNVFRI	M3GRES	MEGS	MV2RIS	MV3MVI	MV3MVS	MVBRES
Reinvested dividends	$14,342	7,436	1,607	-	6,060	739	76,366	35,499
Mortality and expense risk charges (note 2)	(490)	(790)	(792)	(5)	(9,611)	(169)	(116,141)	(47,365)

Net investment income (loss)	13,852	6,646	815	(5)	(3,551)	570	(39,775)	(11,866)

Realized gain (loss) on investments	190	(6)	109	-	78,077	144	692,875	397,112
Change in unrealized gain (loss) on investments	(10,634)	(1,146)	13,744	524	(54,135)	8,961	1,714,162	364,042

Net gain (loss) on investments	(10,444)	(1,152)	13,853	524	23,942	9,105	2,407,037	761,154

Reinvested capital gains	-	-	-	-	43,594	626	73,360	270,213

Net increase (decrease) in contract owners’ equity resulting from operations	$3,408	5,494	14,668	519	63,985	10,301	2,440,622	1,019,501

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MVFIC	MVGTAS	MVIGIC	MVIGSC	MVITSI	MVIVSC	MVUSC	MGRFV
Reinvested dividends	$15,291	9,428	-	9,950	414	50,104	60,347	-
Mortality and expense risk charges (note 2)	(1,983)	(16,207)	(13)	(25,628)	(151)	(363,982)	(44,322)	(50,859)

Net investment income (loss)	13,308	(6,779)	(13)	(15,678)	263	(313,878)	16,025	(50,859)

Realized gain (loss) on investments	71	(858)	-	5,650	29	885,544	71,558	135,045
Change in unrealized gain (loss) on investments	68,047	(32,897)	1,146	63,345	5,076	1,614,051	260,571	(255,413)

Net gain (loss) on investments	68,118	(33,755)	1,146	68,995	5,105	2,499,595	332,129	(120,368)

Reinvested capital gains	25,463	54,754	-	105,824	2,080	971,536	136,019	182,931

Net increase (decrease) in contract owners’ equity resulting from operations	$106,889	14,220	1,133	159,141	7,448	3,157,253	484,173	11,704

Investment Activity*:	MSEMB	MSGI2	MSVEG2	MSVEM	MSVGT2	VKVGR2	DTRTFB	EIF2
Reinvested dividends	$504,077	165,042	-	-	24,219	330,738	75,270	111,968
Mortality and expense risk charges (note 2)	(117,861)	(83,793)	(323,566)	(13)	(18,901)	(171,626)	(46,771)	(107,772)

Net investment income (loss)	386,216	81,249	(323,566)	(13)	5,318	159,112	28,499	4,196

Realized gain (loss) on investments	(122,210)	87,059	1,866,309	(1)	12,444	(289,057)	(66,984)	95,779
Change in unrealized gain (loss) on investments	(577,019)	388,807	(9,558,405)	(279)	22,843	2,925,974	(63,959)	1,241,791

Net gain (loss) on investments	(699,229)	475,866	(7,692,096)	(280)	35,287	2,636,917	(130,943)	1,337,570

Reinvested capital gains	-	255,174	7,210,096	-	46,474	-	10,404	106,048

Net increase (decrease) in contract owners’ equity resulting from operations	$(313,013)	812,289	(805,566)	(293)	87,079	2,796,029	(92,040)	1,447,814

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GBF	GBF2	GEM	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2
Reinvested dividends	$71,135	122,632	21,029	34,516	1,160,687	299,099	-	509,752
Mortality and expense risk charges (note 2)	(75,336)	(79,886)	(34,107)	(48,938)	(1,288,260)	(160,020)	(424,557)	(532,732)

Net investment income (loss)	(4,201)	42,746	(13,078)	(14,422)	(127,573)	139,079	(424,557)	(22,980)

Realized gain (loss) on investments	(257,173)	(266,135)	194,468	536,681	1,537,832	193,835	778,453	200,982
Change in unrealized gain (loss) on investments	25,661	(53,228)	(371,514)	(1,466,111)	10,318,371	(637,821)	3,977,654	7,922,720

Net gain (loss) on investments	(231,512)	(319,363)	(177,046)	(929,430)	11,856,203	(443,986)	4,756,107	8,123,702

Reinvested capital gains	-	-	-	-	635,232	83,235	1,080,293	881,356

Net increase (decrease) in contract owners’ equity resulting from operations	$(235,713)	(276,617)	(190,124)	(943,852)	12,363,862	(221,672)	5,411,843	8,982,078

Investment Activity*:	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	HIBF
Reinvested dividends	$-	50,670	62,989	7,711,762	12,471	48,660	154,665	323,322
Mortality and expense risk charges (note 2)	(813,608)	(388,874)	(381,055)	(4,082,799)	(127,918)	(270,157)	(995,082)	(98,030)

Net investment income (loss)	(813,608)	(338,204)	(318,066)	3,628,963	(115,447)	(221,497)	(840,417)	225,292

Realized gain (loss) on investments	2,601,486	294,243	68,247	12,480,387	141,941	144,319	(49,222)	531,831
Change in unrealized gain (loss) on investments	9,938,315	3,101,750	1,605,451	62,665,479	944,604	271,712	6,954,101	(480,286)

Net gain (loss) on investments	12,539,801	3,395,993	1,673,698	75,145,866	1,086,545	416,031	6,904,879	51,545

Reinvested capital gains	1,232,760	489,688	257,889	2,525,465	160,790	130,690	924,806	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,958,953	3,547,477	1,613,521	81,300,294	1,131,888	325,224	6,989,268	276,837

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	IDPG2	IDPGI2	MCIF	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2
Reinvested dividends	$5,187	6,784	944,068	591,982	-	11,616	2,007	2,500
Mortality and expense risk charges (note 2)	(39,203)	(40,792)	(866,272)	(140,216)	(74,604)	(60,239)	(18,989)	(19,452)

Net investment income (loss)	(34,016)	(34,008)	77,796	451,766	(74,604)	(48,623)	(16,982)	(16,952)

Realized gain (loss) on investments	75,599	34,331	247,459	387,972	93,498	134,618	45,266	18,200
Change in unrealized gain (loss) on investments	163,156	132,031	12,889,826	(443,011)	645,460	982,829	147,668	123,225

Net gain (loss) on investments	238,755	166,362	13,137,285	(55,039)	738,958	1,117,447	192,934	141,425

Reinvested capital gains	107,055	84,162	1,350,459	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$311,794	216,516	14,565,540	396,727	664,354	1,068,824	175,952	124,473

Investment Activity*:	NJMMA2	NVAMV2	NVAMVZ	NVBX	NVCBD2	NVCCA2	NVCCN2	NVCMA2
Reinvested dividends	$14,466	26,533	148,463	997,617	132,148	23,798	17,341	14,099
Mortality and expense risk charges (note 2)	(5,632)	(32,411)	(168,038)	(551,621)	(76,689)	(193,070)	(247,582)	(115,507)

Net investment income (loss)	8,834	(5,878)	(19,575)	445,996	55,459	(169,272)	(230,241)	(101,408)

Realized gain (loss) on investments	(1,131)	181,260	2,427,844	563,825	(60,512)	182,292	361,781	163,121
Change in unrealized gain (loss) on investments	4,845	628,346	966,456	(2,854,983)	(378,068)	1,794,440	277,992	1,240,198

Net gain (loss) on investments	3,714	809,606	3,394,300	(2,291,158)	(438,580)	1,976,732	639,773	1,403,319

Reinvested capital gains	22,084	-	-	201,349	212,776	-	35,629	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,632	803,728	3,374,725	(1,643,813)	(170,345)	1,807,460	445,161	1,301,911

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII
Reinvested dividends	$12,667	34,581	8,503	19,582	35,423	29,637	59,984	11,294
Mortality and expense risk charges (note 2)	(138,985)	(337,328)	(81,764)	(167,541)	(227,360)	(215,537)	(62,495)	(8,054)

Net investment income (loss)	(126,318)	(302,747)	(73,261)	(147,959)	(191,937)	(185,900)	(2,511)	3,240

Realized gain (loss) on investments	143,690	687,756	311,045	103,259	936,109	94,993	25,335	52,267
Change in unrealized gain (loss) on investments	637,917	2,303,503	817,069	1,137,178	193,630	1,599,707	(171,314)	65,189

Net gain (loss) on investments	781,607	2,991,259	1,128,114	1,240,437	1,129,739	1,694,700	(145,979)	117,456

Reinvested capital gains	2,224	-	-	-	168,274	264,377	1,471	534

Net increase (decrease) in contract owners’ equity resulting from operations	$657,513	2,688,512	1,054,853	1,092,478	1,106,076	1,773,177	(147,019)	121,230

Investment Activity*:	NVIE6	NVIX	NVLCP2	NVLCPP	NVLCPY	NVMGA2	NVMIG6	NVMIVZ
Reinvested dividends	$84,915	1,633,388	19,265	662,757	1,126	108,767	21,138	150,617
Mortality and expense risk charges (note 2)	(42,134)	(590,935)	(91,059)	(63,578)	(21)	(33,217)	(138,728)	(61,940)

Net investment income (loss)	42,781	1,042,453	(71,794)	599,179	1,105	75,550	(117,590)	88,677

Realized gain (loss) on investments	15,545	271,975	(60,888)	(15,348)	-	47,299	435,161	248,430
Change in unrealized gain (loss) on investments	328,540	3,381,052	(309,432)	(639,973)	(1,072)	(35,884)	(1,487,199)	929

Net gain (loss) on investments	344,085	3,653,027	(370,320)	(655,321)	(1,072)	11,415	(1,052,038)	249,359

Reinvested capital gains	-	-	247,945	-	-	-	317,278	-

Net increase (decrease) in contract owners’ equity resulting from operations	$386,866	4,695,480	(194,169)	(56,142)	33	86,965	(852,350)	338,036

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV2	NVNMO1	NVNMO2	NVNSR2
Reinvested dividends	$-	35	266	-	62,470	1,259	9,771	5,678
Mortality and expense risk charges (note 2)	(130,504)	(1,892,559)	(2,467)	(219,310)	(108,449)	(583)	(52,742)	(16,912)

Net investment income (loss)	(130,504)	(1,892,524)	(2,201)	(219,310)	(45,979)	676	(42,971)	(11,234)

Realized gain (loss) on investments	(705,941)	-	5,254	2,501,059	293,305	789	143,550	38,131
Change in unrealized gain (loss) on investments	2,286,030	-	(51,827)	(5,300,951)	1,340,579	24,594	793,149	135,604

Net gain (loss) on investments	1,580,089	-	(46,573)	(2,799,892)	1,633,884	25,383	936,699	173,735

Reinvested capital gains	1,634,742	-	29,502	2,248,564	-	6,127	89,020	192,008

Net increase (decrease) in contract owners’ equity resulting from operations	$3,084,327	(1,892,524)	(19,272)	(770,638)	1,587,905	32,186	982,748	354,509

Investment Activity*:	NVOLG2	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$64,719	85,246	389,981	167,166	15,089	-	-	-
Mortality and expense risk charges (note 2)	(203,728)	(97,985)	(545,027)	(200,879)	(9,235)	(411)	(114,152)	(56,203)

Net investment income (loss)	(139,009)	(12,739)	(155,046)	(33,713)	5,854	(411)	(114,152)	(56,203)

Realized gain (loss) on investments	808,714	716,317	(2,554,989)	42,310	33,622	-	1,011,864	799,543
Change in unrealized gain (loss) on investments	3,221,111	2,333,503	7,234,179	(306,333)	51,743	-	1,019,529	199,824

Net gain (loss) on investments	4,029,825	3,049,820	4,679,190	(264,023)	85,365	-	2,031,393	999,367

Reinvested capital gains	294,178	-	925,779	-	-	-	83,843	58,039

Net increase (decrease) in contract owners’ equity resulting from operations	$4,184,994	3,037,081	5,449,923	(297,736)	91,219	(411)	2,001,084	1,001,203

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2	AMSRS	NBARMS
Reinvested dividends	$-	-	-	-	16,106	11,257	-	3,917
Mortality and expense risk charges (note 2)	(94,881)	(75,596)	(54,735)	(46,182)	(31,447)	(22,791)	(14)	(15,220)

Net investment income (loss)	(94,881)	(75,596)	(54,735)	(46,182)	(15,341)	(11,534)	(14)	(11,303)

Realized gain (loss) on investments	906,944	1,098,378	772,002	1,385,756	78,580	17,584	-	22,583
Change in unrealized gain (loss) on investments	(763,171)	(1,015,784)	88,025	(364,978)	227,208	261,268	1,071	101,391

Net gain (loss) on investments	143,773	82,594	860,027	1,020,778	305,788	278,852	1,071	123,974

Reinvested capital gains	504,776	563,307	-	-	100,349	91,233	-	80,947

Net increase (decrease) in contract owners’ equity resulting from operations	$553,668	570,305	805,292	974,596	390,796	358,551	1,057	193,618

Investment Activity*:	NO7TB	NOTBBA	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHI	PMVFHV
Reinvested dividends	$3,473	41,015	83,440	585,149	257,275	165,931	2,675	58,167
Mortality and expense risk charges (note 2)	(12,054)	(183,497)	(54,242)	(77,540)	(69,254)	(32,296)	(651)	(40,550)

Net investment income (loss)	(8,581)	(142,482)	29,198	507,609	188,021	133,635	2,024	17,617

Realized gain (loss) on investments	76,952	(926,784)	(9,505)	60,611	33,953	18,200	(48)	(10,207)
Change in unrealized gain (loss) on investments	24,308	539,113	(95,752)	81,398	(460,874)	(412,278)	(8,677)	(161,719)

Net gain (loss) on investments	101,260	(387,671)	(105,257)	142,009	(426,921)	(394,078)	(8,725)	(171,926)

Reinvested capital gains	10,752	-	64,693	-	-	4,936	589	34,313

Net increase (decrease) in contract owners’ equity resulting from operations	$103,431	(530,153)	(11,366)	649,618	(238,900)	(255,507)	(6,112)	(119,996)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVGBD	PMVHYD	PMVHYI	PMVII	PMVIV	PMVLAD	PMVLDI	PMVRI
Reinvested dividends	$134,194	413,464	17,573	21,163	507,881	63,502	1,860	12,868
Mortality and expense risk charges (note 2)	(41,235)	(129,194)	(1,240)	(2,377)	(203,048)	(222,861)	(835)	(876)

Net investment income (loss)	92,959	284,270	16,333	18,786	304,833	(159,359)	1,025	11,992

Realized gain (loss) on investments	(18,621)	119,646	(24)	(47)	139,183	78,820	(36)	40
Change in unrealized gain (loss) on investments	(284,211)	(267,457)	(5,991)	(13,223)	(315,224)	(289,335)	(6,486)	244

Net gain (loss) on investments	(302,832)	(147,811)	(6,015)	(13,270)	(176,041)	(210,515)	(6,522)	284

Reinvested capital gains	42,247	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(167,626)	136,459	10,318	5,516	128,792	(369,874)	(5,497)	12,276

Investment Activity*:	PMVRSD	PMVRSI	PMVSTA	PMVSTI	PMVTRD	PMVTRI	PNVMC1	PROA30
Reinvested dividends	$187,040	7,984	112,851	3,027	464,162	9,264	47	-
Mortality and expense risk charges (note 2)	(58,880)	(457)	(127,219)	(1,103)	(335,100)	(1,524)	(125)	(24,262)

Net investment income (loss)	128,160	7,527	(14,368)	1,924	129,062	7,740	(78)	(24,262)

Realized gain (loss) on investments	78,064	285	91,054	(57)	(1,443,669)	(642)	106	(448,709)
Change in unrealized gain (loss) on investments	742,472	1,332	(231,679)	(4,556)	(850,816)	(16,183)	5,026	(139,032)

Net gain (loss) on investments	820,536	1,617	(140,625)	(4,613)	(2,294,485)	(16,825)	5,132	(587,741)

Reinvested capital gains	-	-	-	-	1,327,788	3,391	2,374	242,116

Net increase (decrease) in contract owners’ equity resulting from operations	$948,696	9,144	(154,993)	(2,689)	(837,635)	(5,694)	7,428	(369,887)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PROAHY	PROBIO	PROBL	PROBM	PROBNK	PROBR	PROCG	PROCS
Reinvested dividends	$236,660	-	-	6,872	18,679	-	11,920	-
Mortality and expense risk charges (note 2)	(95,848)	(76,268)	(77,347)	(26,255)	(30,196)	(20,092)	(48,388)	(51,578)

Net investment income (loss)	140,812	(76,268)	(77,347)	(19,383)	(11,517)	(20,092)	(36,468)	(51,578)

Realized gain (loss) on investments	2,624	764,568	848,627	350,969	479,971	(220,712)	656,381	(130,278)
Change in unrealized gain (loss) on investments	(269,809)	(52,127)	(81,516)	(72,870)	(165,627)	2,232	(227,568)	205,038

Net gain (loss) on investments	(267,185)	712,441	767,111	278,099	314,344	(218,480)	428,813	74,760

Reinvested capital gains	-	31,120	253,708	55,167	-	2,645	169,153	304,968

Net increase (decrease) in contract owners’ equity resulting from operations	$(126,373)	667,293	943,472	313,883	302,827	(235,927)	561,498	328,150

Investment Activity*:	PROE30	PROEM	PROFIN	PROGVP	PROHC	PROIND	PROINT	PROJP
Reinvested dividends	$15,969	-	14,424	-	3,065	-	-	-
Mortality and expense risk charges (note 2)	(25,282)	(28,394)	(56,491)	(9,641)	(119,096)	(62,591)	(9,818)	(15,510)

Net investment income (loss)	(9,313)	(28,394)	(42,067)	(9,641)	(116,031)	(62,591)	(9,818)	(15,510)

Realized gain (loss) on investments	449,397	(70,761)	451,968	(184,538)	364,137	648,818	123,851	22,598
Change in unrealized gain (loss) on investments	(117,181)	(257,312)	158,434	30,016	525,192	(274,621)	(69,129)	(139,686)

Net gain (loss) on investments	332,216	(328,073)	610,402	(154,522)	889,329	374,197	54,722	(117,088)

Reinvested capital gains	-	-	265,712	92,249	631,615	253,135	-	145,669

Net increase (decrease) in contract owners’ equity resulting from operations	$322,903	(356,467)	834,047	(71,914)	1,404,913	564,741	44,904	13,071

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PRON	PRONET	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
Reinvested dividends	$-	-	79,695	4,230	-	2	-	-
Mortality and expense risk charges (note 2)	(189,592)	(112,387)	(61,291)	(21,620)	(47,478)	(33,076)	(3,307)	(86,954)

Net investment income (loss)	(189,592)	(112,387)	18,404	(17,390)	(47,478)	(33,074)	(3,307)	(86,954)

Realized gain (loss) on investments	1,860,879	898,552	1,321,737	196,151	(676,016)	611,042	22,114	1,317,311
Change in unrealized gain (loss) on investments	(1,244,505)	(1,698,697)	38,773	(75,869)	352,820	(28,837)	(7,969)	680,406

Net gain (loss) on investments	616,374	(800,145)	1,360,510	120,282	(323,196)	582,205	14,145	1,997,717

Reinvested capital gains	2,154,002	1,276,738	-	20,783	-	-	-	421,043

Net increase (decrease) in contract owners’ equity resulting from operations	$2,580,784	364,206	1,378,914	123,675	(370,674)	549,131	10,838	2,331,806

Investment Activity*:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROUN	PROUSN	PROUTL
Reinvested dividends	$-	-	-	-	5,427	-	-	55,502
Mortality and expense risk charges (note 2)	(305)	(864)	(526)	(181,439)	(7,150)	(553,309)	(1,464)	(53,348)

Net investment income (loss)	(305)	(864)	(526)	(181,439)	(1,723)	(553,309)	(1,464)	2,154

Realized gain (loss) on investments	(14,019)	(7,297)	(2,806)	2,267,995	102,984	5,087,601	(74,637)	7,181
Change in unrealized gain (loss) on investments	(47)	(1,578)	293	137,329	(26,507)	2,028,704	(1,383)	476,907

Net gain (loss) on investments	(14,066)	(8,875)	(2,513)	2,405,324	76,477	7,116,305	(76,020)	484,088

Reinvested capital gains	-	-	463	1,006,138	-	10,844,891	7,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,371)	(9,739)	(2,576)	3,230,023	74,754	17,407,887	(70,437)	486,242

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PVEIB	PVEIIA	PVIGIB	PVTIGB	TRBCGP	TRHS2	TRLT1	VEEMS
Reinvested dividends	$156,032	-	7,326	-	-	-	10	8,538
Mortality and expense risk charges (note 2)	(163,637)	-	(6,361)	(1,346)	(6,438)	(325,006)	(3)	(10,219)

Net investment income (loss)	(7,605)	-	965	(1,346)	(6,438)	(325,006)	7	(1,681)

Realized gain (loss) on investments	196,092	-	(3,022)	(1,740)	8,052	1,318,258	-	5,617
Change in unrealized gain (loss) on investments	2,356,339	2	10,340	(1,006)	(524,522)	115,975	(101)	(182,594)

Net gain (loss) on investments	2,552,431	2	7,318	(2,746)	(516,470)	1,434,233	(101)	(176,977)

Reinvested capital gains	485,777	-	4,615	-	572,528	1,947,744	76	23,672

Net increase (decrease) in contract owners’ equity resulting from operations	$3,030,603	2	12,898	(4,092)	49,620	3,056,971	(18)	(154,986)

Investment Activity*:	VVGGS	VWHA	VWHAS	VVHGB	VVI	VVMCI	VVSTC	VVTISI
Reinvested dividends	$613,256	15,554	28,778	2,328	-	285	84	365
Mortality and expense risk charges (note 2)	(61,818)	(52,416)	(102,224)	(4,298)	(2,725)	(1,895)	(3,587)	(3,371)

Net investment income (loss)	551,438	(36,862)	(73,446)	(1,970)	(2,725)	(1,610)	(3,503)	(3,006)

Realized gain (loss) on investments	(374,670)	123,449	592,467	(1,997)	(87)	7,467	102	(104)
Change in unrealized gain (loss) on investments	(1,008,095)	399,946	809,268	(23,761)	(110,417)	78,501	(19,550)	(6,836)

Net gain (loss) on investments	(1,382,765)	523,395	1,401,735	(25,758)	(110,504)	85,968	(19,448)	(6,940)

Reinvested capital gains	-	-	-	934	-	1,701	21	174

Net increase (decrease) in contract owners’ equity resulting from operations	$(831,327)	486,533	1,328,289	(26,794)	(113,229)	86,059	(22,930)	(9,772)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VVTSM	VVEI	VRVDRA	WFVSG1	NOVPI2
Reinvested dividends	$448	-	34,440	-	-
Mortality and expense risk charges (note 2)	(4,404)	(65)	(51,246)	(858)	(8,926)

Net investment income (loss)	(3,956)	(65)	(16,806)	(858)	(8,926)

Realized gain (loss) on investments	10,906	(3)	140,797	478	(190,331)
Change in unrealized gain (loss) on investments	238,527	4,342	1,419,748	(30,872)	181,196

Net gain (loss) on investments	249,433	4,339	1,560,545	(30,394)	(9,135)

Reinvested capital gains	1,921	-	91,026	24,350	-

Net increase (decrease) in contract owners’ equity resulting from operations	$247,398	4,274	1,634,765	(6,902)	(18,061)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVBWB		ALVGIA		ALVIVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,168,247)	2,667,023	(10,101)	6,231	(20)	-	1,328	799
Realized gain (loss) on investments	139,149,898	(14,806,017)	5,443	(24,019)	-	-	14,759	(22,101)
Change in unrealized gain (loss) on investments	149,520,065	214,235,358	91,119	55,878	1,526	-	12,459	16,365
Reinvested capital gains	122,925,209	110,564,218	21,530	22,788	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	407,426,925	312,660,582	107,991	60,878	1,506	-	28,546	(4,937)

Equity transactions:
Purchase payments received from contract owners (note 4)	458,819,510	276,363,150	5,089	31,000	48,693	-	-	28,980
Transfers between funds	-	-	186,276	88,156	-	-	40,914	(958)
Redemptions (notes 2, 3, and 4)	(291,898,887)	(249,371,386)	(257,934)	(32,677)	(19)	-	(3,567)	(12,040)
Adjustments to maintain reserves	8,202	23,433	(37)	62	2	-	(3)	8

Net equity transactions	166,928,825	27,015,197	(66,606)	86,541	48,676	-	37,344	15,990

Net change in contract owners’ equity	574,355,750	339,675,779	41,385	147,419	50,182	-	65,890	11,053
Contract owners’ equity at beginning of period	2,852,352,265	2,512,676,486	839,838	692,419	-	-	293,112	282,059

Contract owners’ equity at end of period	$3,426,708,015	2,852,352,265	881,223	839,838	50,182	-	359,002	293,112

CHANGE IN UNITS:
Beginning units	206,550,803	195,088,340	49,893	44,543	-	-	32,817	31,874
Units purchased	419,170,694	429,387,455	19,069	15,417	4,914	-	15,014	19,732
Units redeemed	(382,721,125)	(417,924,992)	(22,136)	(10,067)	(2)	-	(11,081)	(18,789)

Ending units	243,000,372	206,550,803	46,826	49,893	4,912	-	36,750	32,817

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AAEIP3		ARLPE3		ACVGI		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$55,808	35,271	59,574	170,693	(1,841)	-	(5)	-
Realized gain (loss) on investments	735,828	(525,749)	78,980	134,449	5,021	-	-	-
Change in unrealized gain (loss) on investments	(2,820)	(64,847)	223,318	(315,143)	105,074	53	1,359	-
Reinvested capital gains	-	-	-	27,935	155	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	788,816	(555,325)	361,872	17,934	108,409	53	1,354	-

Equity transactions:
Purchase payments received from contract owners (note 4)	348,322	229,724	126,377	194,950	1,466,966	600	34,017	-
Transfers between funds	811,635	199,713	152,390	(1,709,048)	32,365	200	-	-
Redemptions (notes 2, 3, and 4)	(254,725)	(149,217)	(260,548)	(183,371)	(13,773)	-	-	-
Adjustments to maintain reserves	43	86	(75)	(3)	(8)	2	(4)	-

Net equity transactions	905,275	280,306	18,144	(1,697,472)	1,485,550	802	34,013	-

Net change in contract owners’ equity	1,694,091	(275,019)	380,016	(1,679,538)	1,593,959	855	35,367	-
Contract owners’ equity at beginning of period	2,278,842	2,553,861	1,836,492	3,516,030	855	-	-	-

Contract owners’ equity at end of period	$3,972,933	2,278,842	2,216,508	1,836,492	1,594,814	855	35,367	-

CHANGE IN UNITS:
Beginning units	341,104	283,039	109,055	225,654	80	-	-	-
Units purchased	537,894	258,335	41,662	61,803	177,513	80	3,653	-
Units redeemed	(441,875)	(200,270)	(43,298)	(178,402)	(60,053)	-	-	-

Ending units	437,123	341,104	107,419	109,055	117,540	80	3,653	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP1		ACVIP2		ACVMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(52,700)	48,900	212	-	319,283	14,115	1,820	547
Realized gain (loss) on investments	30,971	(355,452)	(9)	-	693,672	310,891	53,478	(246)
Change in unrealized gain (loss) on investments	650,573	665,191	65	-	(230,012)	619,966	105,432	20,759
Reinvested capital gains	1,895,249	559,786	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,524,093	918,425	268	-	782,943	944,972	160,730	21,060

Equity transactions:
Purchase payments received from contract owners (note 4)	63,782	210,205	36,629	-	2,426,450	784,554	1,016,116	237,345
Transfers between funds	977,218	(328,110)	-	-	5,645,905	2,318,252	716,285	46,288
Redemptions (notes 2, 3, and 4)	(2,110,583)	(1,632,363)	(612)	-	(1,283,589)	(1,489,511)	(50,097)	(719)
Adjustments to maintain reserves	48	80	2	-	(21)	128	(25)	(17)

Net equity transactions	(1,069,535)	(1,750,188)	36,019	-	6,788,745	1,613,423	1,682,279	282,897

Net change in contract owners’ equity	1,454,558	(831,763)	36,287	-	7,571,688	2,558,395	1,843,009	303,957
Contract owners’ equity at beginning of period	11,290,167	12,121,930	-	-	12,936,024	10,377,629	303,957	-

Contract owners’ equity at end of period	$12,744,725	11,290,167	36,287	-	20,507,712	12,936,024	2,146,966	303,957

CHANGE IN UNITS:
Beginning units	743,771	881,696	-	-	1,095,603	954,812	23,374	-
Units purchased	277,059	162,964	3,640	-	1,377,212	869,096	132,575	25,986
Units redeemed	(333,147)	(300,889)	(61)	-	(819,900)	(728,305)	(19,833)	(2,612)

Ending units	687,683	743,771	3,579	-	1,652,915	1,095,603	136,116	23,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVU1		ACVV		ACVV2		AFGC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(36,766)	(24,848)	31,218	55,592	11,561	3,498	4,115	-
Realized gain (loss) on investments	155,687	35,499	214,627	(906,265)	148,039	(30,501)	194	-
Change in unrealized gain (loss) on investments	267,969	658,696	1,578,452	(343,269)	54,724	5,479	(3,779)	-
Reinvested capital gains	193,965	169,334	-	250,842	-	-	218	-

Net increase (decrease) in contract owners’ equity resulting from operations	580,855	838,681	1,824,297	(943,100)	214,324	(21,524)	748	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,604	865	28,173	353,545	1,798,869	138,221	359,873	-
Transfers between funds	(144,750)	281,907	656,413	(3,181,563)	717,822	36,131	467	-
Redemptions (notes 2, 3, and 4)	(143,850)	(26,631)	(1,109,911)	(769,525)	(171,838)	(219)	(2,640)	-
Adjustments to maintain reserves	(4)	49	(55)	169	(18)	(4)	(5)	-

Net equity transactions	(285,000)	256,190	(425,380)	(3,597,374)	2,344,835	174,129	357,695	-

Net change in contract owners’ equity	295,855	1,094,871	1,398,917	(4,540,474)	2,559,159	152,605	358,443	-
Contract owners’ equity at beginning of period	2,772,461	1,677,590	8,008,596	12,549,070	152,605	-	-	-

Contract owners’ equity at end of period	$3,068,316	2,772,461	9,407,513	8,008,596	2,711,764	152,605	358,443	-

CHANGE IN UNITS:
Beginning units	105,437	94,417	601,194	939,561	11,665	-	-	-
Units purchased	4,859	32,852	105,591	83,430	352,348	40,522	35,650	-
Units redeemed	(14,440)	(21,832)	(132,599)	(421,797)	(195,339)	(28,857)	(282)	-

Ending units	95,856	105,437	574,186	601,194	168,674	11,665	35,368	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AFGF		AMVBA1		AMVBC4		AMVCB4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$190	-	8,435	-	84,808	128,802	261,002	238,350
Realized gain (loss) on investments	(2)	-	(73)	-	253,281	(117,115)	396,686	(73,175)
Change in unrealized gain (loss) on investments	5,339	-	(10,507)	-	8,085,636	1,907,074	1,717,186	(323)
Reinvested capital gains	-	-	1,510	-	-	300,609	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,527	-	(635)	-	8,423,725	2,219,370	2,374,874	164,852

Equity transactions:
Purchase payments received from contract owners (note 4)	375,940	-	749,034	-	6,761,878	2,562,436	2,253,759	963,941
Transfers between funds	-	-	48,129	-	(169,978)	320,969	280,534	(1,710,180)
Redemptions (notes 2, 3, and 4)	(19)	-	(6,450)	-	(1,542,917)	(821,114)	(1,314,634)	(1,323,455)
Adjustments to maintain reserves	3	-	(2)	-	(64)	83	37	39

Net equity transactions	375,924	-	790,711	-	5,048,919	2,062,374	1,219,696	(2,069,655)

Net change in contract owners’ equity	381,451	-	790,076	-	13,472,644	4,281,744	3,594,570	(1,904,803)
Contract owners’ equity at beginning of period	-	-	-	-	29,754,562	25,472,818	17,289,157	19,193,960

Contract owners’ equity at end of period	$381,451	-	790,076	-	43,227,206	29,754,562	20,883,727	17,289,157

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,983,725	1,821,436	1,449,565	1,657,696
Units purchased	60,053	-	78,828	-	673,959	583,220	407,202	548,327
Units redeemed	(20,979)	-	(792)	-	(372,912)	(420,931)	(313,590)	(756,458)

Ending units	39,074	-	78,036	-	2,284,772	1,983,725	1,543,177	1,449,565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVGS4		AMVI4		AMVIG1		AMVM1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(118,053)	(67,059)	158,618	(58,966)	17,749	-	1,488	-
Realized gain (loss) on investments	445,493	35,170	117,160	5,753	(301)	-	(251)	-
Change in unrealized gain (loss) on investments	(158,786)	1,181,684	(660,462)	1,405,412	(18,354)	-	(2,944)	-
Reinvested capital gains	216,444	354,577	-	-	-	-	1,202	-

Net increase (decrease) in contract owners’ equity resulting from operations	385,098	1,504,372	(384,684)	1,352,199	(906)	-	(505)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,377,509	630,945	1,557,048	710,190	1,032,849	-	391,257	-
Transfers between funds	654,044	(787,308)	83,138	336,300	8,008	-	(2,643)	-
Redemptions (notes 2, 3, and 4)	(678,678)	(326,418)	(232,138)	(161,839)	(12,581)	-	(3,169)	-
Adjustments to maintain reserves	(17)	180	(64)	31	(3)	-	(2)	-

Net equity transactions	1,352,858	(482,601)	1,407,984	884,682	1,028,273	-	385,443	-

Net change in contract owners’ equity	1,737,956	1,021,771	1,023,300	2,236,881	1,027,367	-	384,938	-
Contract owners’ equity at beginning of period	7,278,436	6,256,665	11,549,767	9,312,886	-	-	-	-

Contract owners’ equity at end of period	$9,016,392	7,278,436	12,573,067	11,549,767	1,027,367	-	384,938	-

CHANGE IN UNITS:
Beginning units	351,661	385,784	831,519	754,038	-	-	-	-
Units purchased	194,446	141,222	253,909	407,571	121,391	-	39,289	-
Units redeemed	(133,653)	(175,345)	(154,727)	(330,090)	(18,999)	-	(733)	-

Ending units	412,454	351,661	930,701	831,519	102,392	-	38,556	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVNW1		AMVNW4		PIHYB2		BRVDA3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,477	-	(77,115)	(138,292)	5,139	5,743	4,736	3,827
Realized gain (loss) on investments	(511)	-	339,461	140,330	(3,805)	(851)	308,827	(180,357)
Change in unrealized gain (loss) on investments	(32,152)	-	(326,298)	3,097,525	4,552	(3,965)	(238,237)	392,391
Reinvested capital gains	588	-	701,429	146,732	-	-	196,744	4,704

Net increase (decrease) in contract owners’ equity resulting from operations	(25,598)	-	637,477	3,246,295	5,886	927	272,070	220,565

Equity transactions:
Purchase payments received from contract owners (note 4)	1,016,758	-	3,282,370	1,191,846	-	-	2,500	10,000
Transfers between funds	(20,160)	-	1,074,709	427,156	(11,093)	-	26,201	509,391
Redemptions (notes 2, 3, and 4)	(3,228)	-	(623,371)	(376,864)	(16,440)	(2,051)	(110,182)	(166,265)
Adjustments to maintain reserves	(7)	-	(84)	44	(9)	34	(45)	73

Net equity transactions	993,363	-	3,733,624	1,242,182	(27,542)	(2,017)	(81,526)	353,199

Net change in contract owners’ equity	967,765	-	4,371,101	4,488,477	(21,656)	(1,090)	190,544	573,764
Contract owners’ equity at beginning of period	-	-	17,802,279	13,313,802	160,345	161,435	2,648,156	2,074,392

Contract owners’ equity at end of period	$967,765	-	22,173,380	17,802,279	138,689	160,345	2,838,700	2,648,156

CHANGE IN UNITS:
Beginning units	-	-	1,093,857	998,477	10,057	10,180	189,048	167,237
Units purchased	137,045	-	459,732	296,950	-	-	81,143	161,766
Units redeemed	(40,080)	-	(238,447)	(201,570)	(1,741)	(123)	(87,918)	(139,955)

Ending units	96,965	-	1,315,142	1,093,857	8,316	10,057	182,273	189,048

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVED3		BRVEDI		BRVHY3		BRVHYI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,840	40,214	12,349	-	539,928	524,225	9,995	-
Realized gain (loss) on investments	126,081	(395,271)	(817)	-	219,630	198,470	120	-
Change in unrealized gain (loss) on investments	170,560	103,183	(232,073)	-	(216,467)	229,173	(5,774)	-
Reinvested capital gains	789,168	205,090	280,356	-	50,855	-	2,770	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,092,649	(46,784)	59,815	-	593,946	951,868	7,111	-

Equity transactions:
Purchase payments received from contract owners (note 4)	17,448	171,835	2,477,662	-	3,641,115	1,929,296	973,370	-
Transfers between funds	(1,387)	(785,566)	(5,867)	-	(1,242,885)	309,557	24,556	-
Redemptions (notes 2, 3, and 4)	(822,869)	(407,568)	(14,871)	-	(962,377)	(623,776)	(8,722)	-
Adjustments to maintain reserves	(75)	101	(1)	-	(6,839)	140	3,500	-

Net equity transactions	(806,883)	(1,021,198)	2,456,923	-	1,429,014	1,615,217	992,704	-

Net change in contract owners’ equity	285,766	(1,067,982)	2,516,738	-	2,022,960	2,567,085	999,815	-
Contract owners’ equity at beginning of period	6,080,403	7,148,385	-	-	18,766,943	16,199,858	-	-

Contract owners’ equity at end of period	$6,366,169	6,080,403	2,516,738	-	20,789,903	18,766,943	999,815	-

CHANGE IN UNITS:
Beginning units	402,262	485,001	-	-	1,473,731	1,346,768	-	-
Units purchased	49,610	144,741	267,300	-	761,334	836,504	110,023	-
Units redeemed	(97,741)	(227,480)	(73,605)	-	(665,557)	(709,541)	(16,755)	-

Ending units	354,131	402,262	193,695	-	1,569,508	1,473,731	93,268	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVMMI		BRVSII		BRVTR1		BRVTR3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(216)	-	8,898	-	(5)	-	30,562	57,004
Realized gain (loss) on investments	-	-	(117)	-	-	-	(443,751)	476,642
Change in unrealized gain (loss) on investments	-	-	(110,802)	-	(127)	-	(29,411)	(532,647)
Reinvested capital gains	9	-	99,258	-	22	-	49,061	570,286

Net increase (decrease) in contract owners’ equity resulting from operations	(207)	-	(2,763)	-	(110)	-	(393,539)	571,285

Equity transactions:
Purchase payments received from contract owners (note 4)	191,534	-	978,586	-	27,884	-	2,241,668	1,269,787
Transfers between funds	(9,650)	-	14,677	-	-	-	2,730,229	3,580,205
Redemptions (notes 2, 3, and 4)	(2,334)	-	(5,868)	-	-	-	(917,983)	(738,050)
Adjustments to maintain reserves	(6)	-	(15)	-	16	-	(1,707)	51

Net equity transactions	179,544	-	987,380	-	27,900	-	4,052,207	4,111,993

Net change in contract owners’ equity	179,337	-	984,617	-	27,790	-	3,658,668	4,683,278
Contract owners’ equity at beginning of period	-	-	-	-	-	-	12,066,859	7,383,581

Contract owners’ equity at end of period	$179,337	-	984,617	-	27,790	-	15,725,527	12,066,859

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	1,055,108	693,390
Units purchased	23,010	-	90,330	-	2,781	-	1,128,615	1,511,358
Units redeemed	(5,021)	-	(15,997)	-	-	-	(772,267)	(1,149,640)

Ending units	17,989	-	74,333	-	2,781	-	1,411,456	1,055,108

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MLVGA3		DVMCSS		SASP5I		CLSCV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(152,250)	(13,613)	(81,296)	(52,343)	13,725	-	170	-
Realized gain (loss) on investments	1,056,897	(71,507)	190,011	(354,460)	51,830	-	(423)	-
Change in unrealized gain (loss) on investments	(4,183,061)	2,884,698	2,075,804	891,158	749,386	-	5,543	-
Reinvested capital gains	4,679,536	1,594,895	68,985	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,401,122	4,394,473	2,253,504	484,355	814,941	-	5,290	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,466,161	1,502,917	872,253	842,863	7,896,013	-	341,357	-
Transfers between funds	(364,861)	(486,883)	(548,619)	(245,492)	(40,832)	-	(60,518)	-
Redemptions (notes 2, 3, and 4)	(4,128,628)	(2,656,837)	(699,212)	(436,799)	(49,847)	-	(628)	-
Adjustments to maintain reserves	(12)	141	(4)	125	(9)	-	(4)	-

Net equity transactions	(2,027,340)	(1,640,662)	(375,582)	160,697	7,805,325	-	280,207	-

Net change in contract owners’ equity	(626,218)	2,753,811	1,877,922	645,052	8,620,266	-	285,497	-
Contract owners’ equity at beginning of period	28,790,961	26,037,150	9,188,261	8,543,209	-	-	-	-

Contract owners’ equity at end of period	$28,164,743	28,790,961	11,066,183	9,188,261	8,620,266	-	285,497	-

CHANGE IN UNITS:
Beginning units	1,638,335	1,769,137	644,371	639,086	-	-	-	-
Units purchased	309,931	300,549	136,276	140,638	930,914	-	59,504	-
Units redeemed	(429,326)	(431,351)	(156,390)	(135,353)	(296,798)	-	(31,138)	-

Ending units	1,518,940	1,638,335	624,257	644,371	634,116	-	28,366	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVDC1		CLVEM1		CLVHY2		CLVLD1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(108)	-	(525)	-	231,318	63,040	2,852	-
Realized gain (loss) on investments	119	-	(529)	-	154,035	(171,473)	(3,463)	-
Change in unrealized gain (loss) on investments	7,828	-	(43,412)	-	(172,696)	49,739	(2,549)	-
Reinvested capital gains	-	-	2,538	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,839	-	(41,928)	-	212,657	(58,694)	(3,160)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	93,502	-	444,641	-	1,283,451	934,367	352,610	-
Transfers between funds	(876)	-	5,307	-	1,398,766	(1,812,776)	(127,479)	-
Redemptions (notes 2, 3, and 4)	(242)	-	(2,667)	-	(229,264)	(183,481)	(2,967)	-
Adjustments to maintain reserves	(5)	-	3	-	(87)	36	(5)	-

Net equity transactions	92,379	-	447,284	-	2,452,866	(1,061,854)	222,159	-

Net change in contract owners’ equity	100,218	-	405,356	-	2,665,523	(1,120,548)	218,999	-
Contract owners’ equity at beginning of period	-	-	-	-	3,121,291	4,241,839	-	-

Contract owners’ equity at end of period	$100,218	-	405,356	-	5,786,814	3,121,291	218,999	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	267,640	382,641	-	-
Units purchased	14,003	-	64,138	-	498,203	583,561	35,248	-
Units redeemed	(5,314)	-	(17,044)	-	(286,931)	(698,562)	(13,210)	-

Ending units	8,689	-	47,094	-	478,912	267,640	22,038	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVLG1		CLVLV1		CLVPB1		CLVSE1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(397)	-	(1,353)	-	252	-	(37)	-
Realized gain (loss) on investments	429	-	(475)	-	(6)	-	3	-
Change in unrealized gain (loss) on investments	9,620	-	50,706	-	(1,001)	-	1,733	-
Reinvested capital gains	-	-	-	-	512	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,652	-	48,878	-	(243)	-	1,699	-

Equity transactions:
Purchase payments received from contract owners (note 4)	366,793	-	1,507,655	-	25,535	-	37,692	-
Transfers between funds	(3,501)	-	(201,079)	-	-	-	27	-
Redemptions (notes 2, 3, and 4)	(2,820)	-	(7,574)	-	(112)	-	(92)	-
Adjustments to maintain reserves	(2)	-	(8)	-	-	-	2	-

Net equity transactions	360,470	-	1,298,994	-	25,423	-	37,629	-

Net change in contract owners’ equity	370,122	-	1,347,872	-	25,180	-	39,328	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$370,122	-	1,347,872	-	25,180	-	39,328	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	54,487	-	263,398	-	2,512	-	3,732	-
Units redeemed	(20,523)	-	(134,631)	-	(11)	-	(9)	-

Ending units	33,964	-	128,767	-	2,501	-	3,723	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CSCRS		CSCRS2		DWVEMD		DWVSVS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$66,616	19,809	14,412	-	(754)	-	(48,311)	(8,215)
Realized gain (loss) on investments	151,375	(66,674)	842	-	(216)	-	431,810	(649,150)
Change in unrealized gain (loss) on investments	(113,481)	35,074	(2,102)	-	(39,378)	-	1,833,055	321,316
Reinvested capital gains	-	-	-	-	22	-	-	279,699

Net increase (decrease) in contract owners’ equity resulting from operations	104,510	(11,791)	13,152	-	(40,326)	-	2,216,554	(56,350)

Equity transactions:
Purchase payments received from contract owners (note 4)	335	48	300,337	-	538,883	-	2,116,669	810,299
Transfers between funds	1,211,053	93,750	(3,888)	-	41,192	-	639,363	(420,249)
Redemptions (notes 2, 3, and 4)	(103,888)	(123,168)	(1,929)	-	(2,321)	-	(357,100)	(148,734)
Adjustments to maintain reserves	(71)	55	3	-	(1)	-	(41)	56

Net equity transactions	1,107,429	(29,315)	294,523	-	577,753	-	2,398,891	241,372

Net change in contract owners’ equity	1,211,939	(41,106)	307,675	-	537,427	-	4,615,445	185,022
Contract owners’ equity at beginning of period	482,996	524,102	-	-	-	-	6,286,352	6,101,330

Contract owners’ equity at end of period	$1,694,935	482,996	307,675	-	537,427	-	10,901,797	6,286,352

CHANGE IN UNITS:
Beginning units	92,341	97,252	-	-	-	-	478,912	449,594
Units purchased	310,746	65,240	30,536	-	71,862	-	450,830	270,381
Units redeemed	(144,150)	(70,151)	(8,059)	-	(21,457)	-	(303,217)	(241,063)

Ending units	258,937	92,341	22,477	-	50,405	-	626,525	478,912

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DFVIV		ETVFR		FHIB		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$30,145	-	295,675	328,600	(308)	-	73	83
Realized gain (loss) on investments	1,582	-	(21,382)	(631,287)	53	-	3	3
Change in unrealized gain (loss) on investments	(17,006)	-	130,932	170,075	2,524	-	(289)	282
Reinvested capital gains	-	-	-	-	-	-	52	17

Net increase (decrease) in contract owners’ equity resulting from operations	14,721	-	405,225	(132,612)	2,269	-	(161)	385

Equity transactions:
Purchase payments received from contract owners (note 4)	1,078,045	-	2,523,464	1,067,607	242,621	-	-	-
Transfers between funds	(106,578)	-	2,053,521	(1,629,392)	1,767	-	-	-
Redemptions (notes 2, 3, and 4)	(3,423)	-	(1,406,252)	(2,296,826)	(2,349)	-	(6)	(7)
Adjustments to maintain reserves	(9)	-	52	481	(2)	-	5	(15)

Net equity transactions	968,035	-	3,170,785	(2,858,130)	242,037	-	(1)	(22)

Net change in contract owners’ equity	982,756	-	3,576,010	(2,990,742)	244,306	-	(162)	363
Contract owners’ equity at beginning of period	-	-	16,530,771	19,521,513	-	-	6,080	5,717

Contract owners’ equity at end of period	$982,756	-	20,106,781	16,530,771	244,306	-	5,918	6,080

CHANGE IN UNITS:
Beginning units	-	-	1,496,180	1,778,727	-	-	298	299
Units purchased	149,492	-	1,266,745	950,667	35,843	-	-	-
Units redeemed	(65,760)	-	(990,476)	(1,233,214)	(12,925)	-	-	(1)

Ending units	83,732	-	1,772,449	1,496,180	22,918	-	298	298

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVUS2		FAM2		FB2		FC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$23,807	6,761	(641)	3,662	(356,317)	70,594	(257,469)	(136,136)
Realized gain (loss) on investments	(24,833)	4,173	76,653	8,909	1,383,667	192,276	1,360,605	178,985
Change in unrealized gain (loss) on investments	(61,603)	5,521	(27,415)	70,099	4,659,950	8,498,523	1,087,856	2,980,414
Reinvested capital gains	-	-	2,751	10,032	5,241,971	545,914	2,835,694	50,226

Net increase (decrease) in contract owners’ equity resulting from operations	(62,629)	16,455	51,348	92,702	10,929,271	9,307,307	5,026,686	3,073,489

Equity transactions:
Purchase payments received from contract owners (note 4)	793,400	497,511	1,751	1,280	13,387,872	6,569,019	7,082,252	3,806,860
Transfers between funds	(6,307)	1,017,387	25,389	473,957	6,493,544	13,335,371	405,575	1,197,222
Redemptions (notes 2, 3, and 4)	(343,050)	(14,675)	(531,818)	(82,073)	(5,979,703)	(2,934,809)	(996,751)	(473,892)
Adjustments to maintain reserves	(12)	6	(33)	24	(32)	111	(39)	31

Net equity transactions	444,031	1,500,229	(504,711)	393,188	13,901,681	16,969,692	6,491,037	4,530,221

Net change in contract owners’ equity	381,402	1,516,684	(453,363)	485,890	24,830,952	26,276,999	11,517,723	7,603,710
Contract owners’ equity at beginning of period	1,624,390	107,706	943,182	457,292	60,588,079	34,311,080	15,643,328	8,039,618

Contract owners’ equity at end of period	$2,005,792	1,624,390	489,819	943,182	85,419,031	60,588,079	27,161,051	15,643,328

CHANGE IN UNITS:
Beginning units	151,476	10,437	57,816	31,237	3,704,255	2,527,000	886,805	567,853
Units purchased	125,477	157,842	7,546	65,003	1,575,178	2,298,109	638,740	481,781
Units redeemed	(84,236)	(16,803)	(38,142)	(38,424)	(804,299)	(1,120,854)	(263,451)	(162,829)

Ending units	192,717	151,476	27,220	57,816	4,475,134	3,704,255	1,262,094	886,805

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEI2		FEMS2		FG2		FGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,432	3,156	79,781	(18,356)	(1,238,767)	(879,101)	210,219	73,122
Realized gain (loss) on investments	357,405	(205,559)	624,346	(133,878)	4,924,256	1,545,220	777,552	(273,737)
Change in unrealized gain (loss) on investments	341,328	(13,565)	(2,216,677)	793,752	(5,966,671)	17,461,542	1,583,170	531,985
Reinvested capital gains	874,736	392,158	1,010,238	448,769	21,377,245	7,017,710	777,870	488,528

Net increase (decrease) in contract owners’ equity resulting from operations	1,585,901	176,190	(502,312)	1,090,287	19,096,063	25,145,371	3,348,811	819,898

Equity transactions:
Purchase payments received from contract owners (note 4)	99,278	69,426	3,586,422	778,043	8,645,786	9,209,982	4,387,803	1,750,568
Transfers between funds	378,723	(1,848,900)	1,395,923	1,266,814	(272,079)	(1,261,275)	1,961,744	(831,896)
Redemptions (notes 2, 3, and 4)	(1,199,649)	(1,388,628)	(787,727)	(184,307)	(6,823,152)	(6,316,844)	(1,031,866)	(590,380)
Adjustments to maintain reserves	(20)	106	12	39	53	172	(28)	134

Net equity transactions	(721,668)	(3,167,996)	4,194,630	1,860,589	1,550,608	1,632,035	5,317,653	328,426

Net change in contract owners’ equity	864,233	(2,991,806)	3,692,318	2,950,876	20,646,671	26,777,406	8,666,464	1,148,324
Contract owners’ equity at beginning of period	7,092,335	10,084,141	5,917,466	2,966,590	91,117,920	64,340,514	12,309,181	11,160,857

Contract owners’ equity at end of period	$7,956,568	7,092,335	9,609,784	5,917,466	111,764,591	91,117,920	20,975,645	12,309,181

CHANGE IN UNITS:
Beginning units	502,245	750,010	434,546	281,768	3,639,474	3,647,438	777,749	749,733
Units purchased	92,344	146,550	742,665	353,128	1,067,375	2,185,564	635,446	308,184
Units redeemed	(136,703)	(394,315)	(445,606)	(200,350)	(1,036,722)	(2,193,528)	(348,044)	(280,168)

Ending units	457,886	502,245	731,605	434,546	3,670,127	3,639,474	1,065,151	777,749

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FHI2		FICAP		FIGBP		FIGBP2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$62,464	93,784	-	-	85	-	145,854	172,628
Realized gain (loss) on investments	13,906	(40,553)	-	-	-	-	132,551	448,349
Change in unrealized gain (loss) on investments	(34,369)	(19,254)	1	-	(779)	-	(1,328,831)	284,797
Reinvested capital gains	-	-	-	-	586	-	610,608	5,966

Net increase (decrease) in contract owners’ equity resulting from operations	42,001	33,977	1	-	(108)	-	(439,818)	911,740

Equity transactions:
Purchase payments received from contract owners (note 4)	12,352	23,131	2,163	-	36,158	-	4,987,272	3,181,310
Transfers between funds	(280,412)	137,158	-	-	-	-	(117,318)	4,840,128
Redemptions (notes 2, 3, and 4)	(238,665)	(642,303)	-	-	-	-	(1,195,216)	(3,036,313)
Adjustments to maintain reserves	(65)	25	(1)	-	(2)	-	(12)	138

Net equity transactions	(506,790)	(481,989)	2,162	-	36,156	-	3,674,726	4,985,263

Net change in contract owners’ equity	(464,789)	(448,012)	2,163	-	36,048	-	3,234,908	5,897,003
Contract owners’ equity at beginning of period	2,123,146	2,571,158	-	-	-	-	19,910,489	14,013,486

Contract owners’ equity at end of period	$1,658,357	2,123,146	2,163	-	36,048	-	23,145,397	19,910,489

CHANGE IN UNITS:
Beginning units	181,153	221,771	-	-	-	-	1,701,489	1,297,248
Units purchased	31,906	135,092	217	-	3,600	-	1,036,797	1,525,177
Units redeemed	(75,598)	(175,710)	-	-	-	-	(725,213)	(1,120,936)

Ending units	137,461	181,153	217	-	3,600	-	2,013,073	1,701,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FIP		FMCP		FMMP		FNRS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,492	-	213	-	(663)	-	27,089	13,334
Realized gain (loss) on investments	4,002	-	(2)	-	-	-	417,199	(7,615)
Change in unrealized gain (loss) on investments	196,536	-	(6,490)	-	-	-	15,164	25,058
Reinvested capital gains	2,438	-	5,820	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	222,468	-	(459)	-	(663)	-	459,452	30,777

Equity transactions:
Purchase payments received from contract owners (note 4)	2,932,511	-	40,235	-	941,056	200	662,883	130,253
Transfers between funds	23,713	-	-	-	(474,295)	(200)	(79,375)	726,308
Redemptions (notes 2, 3, and 4)	(11,334)	-	(15)	-	(2,991)	-	(50,659)	(4,856)
Adjustments to maintain reserves	(10)	-	1	-	(3)	-	(9)	9

Net equity transactions	2,944,880	-	40,221	-	463,767	-	532,840	851,714

Net change in contract owners’ equity	3,167,348	-	39,762	-	463,104	-	992,292	882,491
Contract owners’ equity at beginning of period	-	-	-	-	-	-	882,491	-

Contract owners’ equity at end of period	$3,167,348	-	39,762	-	463,104	-	1,874,783	882,491

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	76,157	-
Units purchased	277,589	-	3,974	-	110,256	20	165,372	86,591
Units redeemed	(44,385)	-	(1)	-	(63,773)	(20)	(135,810)	(10,434)

Ending units	233,204	-	3,973	-	46,483	-	105,719	76,157

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FRESS2		FVIII		FVP		FVSII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,402)	29,262	25,442	-	87	-	-	-
Realized gain (loss) on investments	85,201	(473,970)	(497)	-	-	-	-	-
Change in unrealized gain (loss) on investments	1,731,932	(525,055)	(25,376)	-	(918)	-	13	-
Reinvested capital gains	39,866	252,326	1,215	-	1,254	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,845,597	(717,437)	784	-	423	-	13	-

Equity transactions:
Purchase payments received from contract owners (note 4)	848,160	457,197	1,108,666	-	17,644	-	13,774	-
Transfers between funds	346,622	(1,025,697)	(5,615)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(459,537)	(333,458)	(5,214)	-	-	-	-	-
Adjustments to maintain reserves	24	48	4	-	(3)	-	(3)	-

Net equity transactions	735,269	(901,910)	1,097,841	-	17,641	-	13,771	-

Net change in contract owners’ equity	2,580,866	(1,619,347)	1,098,625	-	18,064	-	13,784	-
Contract owners’ equity at beginning of period	4,832,805	6,452,152	-	-	-	-	-	-

Contract owners’ equity at end of period	$7,413,671	4,832,805	1,098,625	-	18,064	-	13,784	-

CHANGE IN UNITS:
Beginning units	420,176	518,374	-	-	-	-	-	-
Units purchased	230,739	234,478	135,475	-	1,775	-	1,374	-
Units redeemed	(180,387)	(332,676)	(41,682)	-	-	-	-	-

Ending units	470,528	420,176	93,793	-	1,775	-	1,374	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSIS2		FEOVF		FTVFA2		FTVGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$226,120	216,236	1,103	3,260	36,568	11,487	(156,680)	1,179,331
Realized gain (loss) on investments	73,813	(157,138)	1,347	29	(117,078)	(242,414)	(533,610)	(693,794)
Change in unrealized gain (loss) on investments	(248,862)	345,111	(11,364)	4,961	617,959	(480,091)	(159,519)	(1,620,132)
Reinvested capital gains	263,139	117,676	2,025	6,672	-	1,124,398	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	314,210	521,885	(6,889)	14,922	537,449	413,380	(849,809)	(1,134,595)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,011,721	1,043,355	490,416	128,170	1,094,421	318,476	220,724	574,640
Transfers between funds	2,231,897	(774,240)	109,816	8,366	(135,243)	(224,775)	240,274	(1,479,112)
Redemptions (notes 2, 3, and 4)	(1,257,352)	(848,872)	(11,290)	-	(374,749)	(437,558)	(1,246,010)	(1,800,602)
Adjustments to maintain reserves	27	107	(9)	(1)	(22)	14	(899)	(879)

Net equity transactions	3,986,293	(579,650)	588,933	136,535	584,407	(343,843)	(785,911)	(2,705,953)

Net change in contract owners’ equity	4,300,503	(57,765)	582,044	151,457	1,121,856	69,537	(1,635,720)	(3,840,548)
Contract owners’ equity at beginning of period	12,857,448	12,915,213	151,457	-	4,464,244	4,394,707	14,109,691	17,950,239

Contract owners’ equity at end of period	$17,157,951	12,857,448	733,501	151,457	5,586,100	4,464,244	12,473,971	14,109,691

CHANGE IN UNITS:
Beginning units	1,069,813	1,139,452	12,510	-	232,241	252,905	1,534,584	1,828,736
Units purchased	594,253	505,157	64,207	12,510	124,552	34,904	238,897	518,344
Units redeemed	(270,436)	(574,796)	(17,987)	-	(96,245)	(55,568)	(329,711)	(812,496)

Ending units	1,393,630	1,069,813	58,730	12,510	260,548	232,241	1,443,770	1,534,584

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVIS2		FTVMD2		GVGMNS		GVHQFA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$763,698	912,119	113,045	63,956	(10,422)	(8,934)	(42,959)	(24,712)
Realized gain (loss) on investments	14,167	(1,344,845)	(81,675)	(399,315)	23,177	23,602	(2,640)	(52,055)
Change in unrealized gain (loss) on investments	1,996,353	(309,975)	1,296,102	(306,579)	5,070	(17,588)	(1,588)	18,278
Reinvested capital gains	-	16,625	-	119,156	75,854	9,555	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,774,218	(726,076)	1,327,472	(522,782)	93,679	6,635	(47,187)	(58,489)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,257,748	1,016,656	805,932	635,495	600	6,512	396,304	98,507
Transfers between funds	441,651	(2,949,419)	66,668	(541,929)	15,868	(174,858)	793,489	(2,669,488)
Redemptions (notes 2, 3, and 4)	(2,890,679)	(1,360,352)	(397,456)	(344,428)	(162,355)	(128,196)	(335,083)	(132,345)
Adjustments to maintain reserves	15	146	(11)	97	(48)	53	(49)	50

Net equity transactions	(191,265)	(3,292,969)	475,133	(250,765)	(145,935)	(296,489)	854,661	(2,703,276)

Net change in contract owners’ equity	2,582,953	(4,019,045)	1,802,605	(773,547)	(52,256)	(289,854)	807,474	(2,761,765)
Contract owners’ equity at beginning of period	18,249,937	22,268,982	6,876,196	7,649,743	683,663	973,517	3,560,567	6,322,332

Contract owners’ equity at end of period	$20,832,890	18,249,937	8,678,801	6,876,196	631,407	683,663	4,368,041	3,560,567

CHANGE IN UNITS:
Beginning units	1,398,466	1,700,024	505,678	530,208	57,590	84,216	362,589	640,540
Units purchased	582,081	602,632	160,035	113,518	4,101	4,300	149,946	203,416
Units redeemed	(605,027)	(904,190)	(124,139)	(138,048)	(15,102)	(30,926)	(60,029)	(481,367)

Ending units	1,375,520	1,398,466	541,574	505,678	46,589	57,590	452,506	362,589

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVMSAS		GVFRB		RAF		RBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$586	7,792	100,537	431,294	(2,330)	(1,099)	(105,215)	(102,363)
Realized gain (loss) on investments	53,518	(2,245)	(313,260)	(277,103)	(68,456)	(233,321)	707,486	611,956
Change in unrealized gain (loss) on investments	(14,263)	48,545	304,619	(203,429)	11,430	(1,395)	(1,225,589)	265,887
Reinvested capital gains	-	-	-	-	-	-	610,888	546,468

Net increase (decrease) in contract owners’ equity resulting from operations	39,841	54,092	91,896	(49,238)	(59,356)	(235,815)	(12,430)	1,321,948

Equity transactions:
Purchase payments received from contract owners (note 4)	204,037	106,767	9,771	127,405	13,086	7,969	121,232	26,995
Transfers between funds	(583,795)	29,951	(1,974,105)	2,445,725	703,018	287,827	(1,553,893)	577,541
Redemptions (notes 2, 3, and 4)	(14,390)	(8,221)	(2,361,573)	(640,601)	(169,105)	(25,206)	(320,410)	(744,170)
Adjustments to maintain reserves	(20)	(3)	28	119	(19)	20	(15)	252

Net equity transactions	(394,168)	128,494	(4,325,879)	1,932,648	546,980	270,610	(1,753,086)	(139,382)

Net change in contract owners’ equity	(354,327)	182,586	(4,233,983)	1,883,410	487,624	34,795	(1,765,516)	1,182,566
Contract owners’ equity at beginning of period	1,095,046	912,460	10,891,147	9,007,737	224,575	189,780	8,008,261	6,825,695

Contract owners’ equity at end of period	$740,719	1,095,046	6,657,164	10,891,147	712,199	224,575	6,242,745	8,008,261

CHANGE IN UNITS:
Beginning units	102,687	90,146	965,068	789,575	858,336	458,222	190,890	192,159
Units purchased	37,198	20,208	46,625	519,956	13,549,149	12,476,015	95,792	238,235
Units redeemed	(72,978)	(7,667)	(428,573)	(344,463)	(10,581,912)	(12,075,901)	(137,065)	(239,504)

Ending units	66,907	102,687	583,120	965,068	3,825,573	858,336	149,617	190,890

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBKF		RBMF		RCPF		RELF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(20,924)	(6,855)	(24,397)	(8,310)	(31,502)	(28,234)	(92,242)	(67,258)
Realized gain (loss) on investments	636,296	(229,939)	863,101	9,768	347,540	(68,203)	2,156,086	1,106,127
Change in unrealized gain (loss) on investments	(109,955)	(76,660)	(366,331)	382,754	220,776	181,131	(415,778)	819,111
Reinvested capital gains	-	-	85,425	14,986	4,797	76,297	382,349	76,700

Net increase (decrease) in contract owners’ equity resulting from operations	505,417	(313,454)	557,798	399,198	541,611	160,991	2,030,415	1,934,680

Equity transactions:
Purchase payments received from contract owners (note 4)	56,200	10,758	14,675	26,443	78,760	140,055	17,620	15,705
Transfers between funds	159,710	245,132	(400,134)	365,743	197,600	(6,035)	(49,188)	(384,758)
Redemptions (notes 2, 3, and 4)	(197,913)	(141,403)	(340,845)	(234,243)	(575,435)	(435,536)	(485,215)	(586,606)
Adjustments to maintain reserves	(16)	67	18	62	96	248	(88)	160

Net equity transactions	17,981	114,554	(726,286)	158,005	(298,979)	(301,268)	(516,871)	(955,499)

Net change in contract owners’ equity	523,398	(198,900)	(168,488)	557,203	242,632	(140,277)	1,513,544	979,181
Contract owners’ equity at beginning of period	1,908,403	2,107,303	3,010,954	2,453,751	6,289,917	6,430,194	6,186,422	5,207,241

Contract owners’ equity at end of period	$2,431,801	1,908,403	2,842,466	3,010,954	6,532,549	6,289,917	7,699,966	6,186,422

CHANGE IN UNITS:
Beginning units	194,077	196,804	96,430	92,813	172,021	188,110	168,183	219,555
Units purchased	514,281	205,950	102,468	83,024	74,218	94,677	135,619	212,939
Units redeemed	(520,471)	(208,677)	(123,705)	(79,407)	(76,303)	(110,766)	(150,168)	(264,311)

Ending units	187,887	194,077	75,193	96,430	169,936	172,021	153,634	168,183

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RENF		RESF		RFSF		RHCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(39,428)	(4,366)	(41,618)	(11,820)	(72,182)	(20,178)	(151,984)	(150,427)
Realized gain (loss) on investments	1,395,498	(1,641,347)	467,835	(819,615)	1,150,114	15,408	1,009,379	484,995
Change in unrealized gain (loss) on investments	(29,054)	323,340	(265,432)	(81,881)	756,028	(276,823)	127,181	882,251
Reinvested capital gains	-	-	-	-	152,165	142,003	622,761	296,352

Net increase (decrease) in contract owners’ equity resulting from operations	1,327,016	(1,322,373)	160,785	(913,316)	1,986,125	(139,590)	1,607,337	1,513,171

Equity transactions:
Purchase payments received from contract owners (note 4)	38,121	48,044	28,097	67,591	1,091,130	369,991	98,064	44,290
Transfers between funds	2,072,473	404,905	676,879	1,260,036	851,133	(776,434)	(355,669)	(1,100,312)
Redemptions (notes 2, 3, and 4)	(722,721)	(466,965)	(287,413)	(156,035)	(1,039,896)	(294,035)	(988,033)	(1,152,348)
Adjustments to maintain reserves	23	(56)	(10)	88	2	102	247	(256)

Net equity transactions	1,387,896	(14,072)	417,553	1,171,680	902,369	(700,376)	(1,245,391)	(2,208,626)

Net change in contract owners’ equity	2,714,912	(1,336,445)	578,338	258,364	2,888,494	(839,966)	361,946	(695,455)
Contract owners’ equity at beginning of period	2,637,117	3,973,562	1,816,862	1,558,498	5,101,293	5,941,259	10,519,052	11,214,507

Contract owners’ equity at end of period	$5,352,029	2,637,117	2,395,200	1,816,862	7,989,787	5,101,293	10,880,998	10,519,052

CHANGE IN UNITS:
Beginning units	302,618	299,660	419,869	223,170	334,673	387,410	284,724	355,151
Units purchased	816,509	851,306	1,695,346	4,487,683	426,789	135,029	78,935	160,707
Units redeemed	(706,093)	(848,348)	(1,634,387)	(4,290,984)	(360,858)	(187,766)	(112,397)	(231,134)

Ending units	413,034	302,618	480,828	419,869	400,604	334,673	251,262	284,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RHYS		RINF		RJNF		RLCE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,298)	16,480	(88,860)	(79,611)	(36,971)	(5,564)	(9,212)	3,611
Realized gain (loss) on investments	16,111	(35,865)	1,484,829	1,012,404	(302,038)	(27,542)	184,339	(84,988)
Change in unrealized gain (loss) on investments	(17,456)	(20,185)	(2,485,645)	1,553,785	(35,084)	(5,748)	(39,377)	(34,037)
Reinvested capital gains	-	2,433	727,018	85,892	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,643)	(37,137)	(362,658)	2,572,470	(374,093)	(38,854)	135,750	(115,414)

Equity transactions:
Purchase payments received from contract owners (note 4)	5,220	5,216	39,254	31,515	6,056	279,394	1,919	17,115
Transfers between funds	(1,721,784)	(168,194)	(668,808)	489,284	1,106,836	(27,013)	50,459	(359,778)
Redemptions (notes 2, 3, and 4)	(29,881)	(193,601)	(337,681)	(431,512)	(130,976)	(278,401)	(20,928)	(198,754)
Adjustments to maintain reserves	(39)	96	(198)	292	(34)	87	(56)	23

Net equity transactions	(1,746,484)	(356,483)	(967,433)	89,579	981,882	(25,933)	31,394	(541,394)

Net change in contract owners’ equity	(1,759,127)	(393,620)	(1,330,091)	2,662,049	607,789	(64,787)	167,144	(656,808)
Contract owners’ equity at beginning of period	2,315,715	2,709,335	6,526,982	3,864,933	424,496	489,283	633,490	1,290,298

Contract owners’ equity at end of period	$556,588	2,315,715	5,196,891	6,526,982	1,032,285	424,496	800,634	633,490

CHANGE IN UNITS:
Beginning units	184,434	218,106	90,216	84,064	245,369	217,287	55,216	112,626
Units purchased	630,583	999,629	57,027	127,485	4,091,288	7,571,072	158,489	236,664
Units redeemed	(769,911)	(1,033,301)	(70,897)	(121,333)	(3,734,518)	(7,542,990)	(153,302)	(294,074)

Ending units	45,106	184,434	76,346	90,216	602,139	245,369	60,403	55,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLCJ		RLF		RMED		RMEK
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(17,373)	(2,604)	(51,878)	(35,767)	(45,468)	(6,491)	(55,998)	(29,242)
Realized gain (loss) on investments	85,689	(6,575)	303,883	81,368	1,093,713	(231,821)	312,029	567,825
Change in unrealized gain (loss) on investments	(271,884)	208,692	(432,937)	359,518	(651,931)	373,705	(450,990)	74,578
Reinvested capital gains	-	-	60,887	118,805	428,660	90,061	748,762	73,379

Net increase (decrease) in contract owners’ equity resulting from operations	(203,568)	199,513	(120,045)	523,924	824,974	225,454	553,803	686,540

Equity transactions:
Purchase payments received from contract owners (note 4)	22,909	14,789	59,867	4,808	5,448	5,523	(24,334)	210,604
Transfers between funds	(499,642)	496,605	1,357,811	(42,357)	341,011	(12,155)	(2,047,715)	2,779,728
Redemptions (notes 2, 3, and 4)	(32,539)	(57,562)	(239,807)	(274,768)	(162,521)	(430,682)	(187,836)	(308,829)
Adjustments to maintain reserves	(52)	80	69	(8)	(475)	224	(36)	(128)

Net equity transactions	(509,324)	453,912	1,177,940	(312,325)	183,463	(437,090)	(2,259,921)	2,681,375

Net change in contract owners’ equity	(712,892)	653,425	1,057,895	211,599	1,008,437	(211,636)	(1,706,118)	3,367,915
Contract owners’ equity at beginning of period	1,451,433	798,008	3,012,011	2,800,412	2,329,092	2,540,728	5,525,465	2,157,550

Contract owners’ equity at end of period	$738,541	1,451,433	4,069,906	3,012,011	3,337,529	2,329,092	3,819,347	5,525,465

CHANGE IN UNITS:
Beginning units	50,796	39,496	66,759	74,228	40,089	48,427	128,767	58,444
Units purchased	350,762	165,204	51,808	48,061	55,278	72,222	327,369	626,846
Units redeemed	(371,565)	(153,904)	(28,289)	(55,530)	(51,814)	(80,560)	(380,633)	(556,523)

Ending units	29,993	50,796	90,278	66,759	43,553	40,089	75,503	128,767

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RNF		ROF		RPMF		RREF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(130,951)	(45,859)	(320,023)	(255,336)	194,545	281,418	(31,454)	45,896
Realized gain (loss) on investments	2,717,833	(544,352)	3,781,788	6,823,767	107,175	1,634,191	721,387	(570,376)
Change in unrealized gain (loss) on investments	1,300,051	379,971	(314,366)	1,069,672	(1,371,170)	(843,342)	322,553	(68,068)
Reinvested capital gains	481,005	853,815	1,647,701	2,262,502	-	-	-	84,740

Net increase (decrease) in contract owners’ equity resulting from operations	4,367,938	643,575	4,795,100	9,900,605	(1,069,450)	1,072,267	1,012,486	(507,808)

Equity transactions:
Purchase payments received from contract owners (note 4)	12,349	133,963	116,267	910,681	14,459	186,408	48,690	25,981
Transfers between funds	2,600,162	(1,443,253)	(107,478)	(6,260,822)	536,630	(1,904,918)	1,248,450	(1,451,315)
Redemptions (notes 2, 3, and 4)	(436,822)	(1,023,718)	(2,379,764)	(1,918,067)	(432,746)	(543,180)	(282,321)	(477,193)
Adjustments to maintain reserves	19	14	12	41	55	(86)	97	89

Net equity transactions	2,175,708	(2,332,994)	(2,370,963)	(7,268,167)	118,398	(2,261,776)	1,014,916	(1,902,438)

Net change in contract owners’ equity	6,543,646	(1,689,419)	2,424,137	2,632,438	(951,052)	(1,189,509)	2,027,402	(2,410,246)
Contract owners’ equity at beginning of period	10,339,661	12,029,080	21,830,905	19,198,467	8,199,152	9,388,661	2,860,210	5,270,456

Contract owners’ equity at end of period	$16,883,307	10,339,661	24,255,042	21,830,905	7,248,100	8,199,152	4,887,612	2,860,210

CHANGE IN UNITS:
Beginning units	246,736	341,426	304,095	382,742	435,154	661,519	109,942	196,392
Units purchased	239,282	317,381	264,415	939,507	443,720	1,098,830	303,808	154,421
Units redeemed	(195,917)	(412,071)	(295,584)	(1,018,154)	(451,391)	(1,325,195)	(271,679)	(240,871)

Ending units	290,101	246,736	272,926	304,095	427,483	435,154	142,071	109,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RRF		RSRF		RTEC		RTEL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35,160)	(30,827)	(36,668)	(26,444)	(220,868)	(155,910)	(3,540)	(3,808)
Realized gain (loss) on investments	504,881	520,504	88,781	(175,476)	3,221,354	966,309	80,579	16,762
Change in unrealized gain (loss) on investments	(421,601)	334,965	943,588	333,986	(1,446,605)	2,811,391	(44,014)	77,149
Reinvested capital gains	174,447	-	-	-	922,373	222,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	222,567	824,642	995,701	132,066	2,476,254	3,844,364	33,025	90,103

Equity transactions:
Purchase payments received from contract owners (note 4)	60,912	3,172	133,681	127,769	36,869	20,130	-	58
Transfers between funds	(188,209)	(51,515)	(544,582)	(307,304)	1,172,891	1,118,288	63,048	(58,691)
Redemptions (notes 2, 3, and 4)	(220,491)	(243,771)	(1,121,000)	(320,459)	(1,533,578)	(1,093,843)	(28,270)	(129,678)
Adjustments to maintain reserves	(94)	83	28	95	11	180	(77)	34

Net equity transactions	(347,882)	(292,031)	(1,531,873)	(499,899)	(323,807)	44,755	34,701	(188,277)

Net change in contract owners’ equity	(125,315)	532,611	(536,172)	(367,833)	2,152,447	3,889,119	67,726	(98,174)
Contract owners’ equity at beginning of period	2,424,484	1,891,873	5,064,507	5,432,340	13,748,517	9,859,398	530,215	628,389

Contract owners’ equity at end of period	$2,299,169	2,424,484	4,528,335	5,064,507	15,900,964	13,748,517	597,941	530,215

CHANGE IN UNITS:
Beginning units	53,681	59,028	348,799	392,341	259,151	274,636	46,954	60,016
Units purchased	26,938	50,374	66,355	43,967	171,252	288,361	28,061	99,143
Units redeemed	(34,603)	(55,721)	(153,208)	(87,509)	(177,636)	(303,846)	(25,799)	(112,205)

Ending units	46,016	53,681	261,946	348,799	252,767	259,151	49,216	46,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RTF		RTRF		RUF		RUGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(159,305)	(88,241)	(48,097)	(31,805)	(5,787)	(9,986)	(36,417)	(105,253)
Realized gain (loss) on investments	3,200,280	(5,077,996)	1,251,372	258,021	(139,951)	(368,565)	(1,083,282)	(1,983,374)
Change in unrealized gain (loss) on investments	1,304,768	(3,974,298)	(747,017)	682,698	7,613	6,513	108,803	(3,320)
Reinvested capital gains	-	1,205,098	192,413	88,640	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,345,743	(7,935,437)	648,671	997,554	(138,125)	(372,038)	(1,010,896)	(2,091,947)

Equity transactions:
Purchase payments received from contract owners (note 4)	18,140	455,588	23,747	2,420	7,900	93,879	69,056	380,682
Transfers between funds	6,797,976	(12,100,788)	(228,905)	266,493	753,764	168,232	(1,360,395)	7,424,490
Redemptions (notes 2, 3, and 4)	(422,283)	(620,256)	(414,495)	(398,329)	(108,889)	(89,030)	(284,756)	(3,736,684)
Adjustments to maintain reserves	(88)	(2,581)	42	25	(36)	33	1,335	(1,140)

Net equity transactions	6,393,745	(12,268,037)	(619,611)	(129,391)	652,739	173,114	(1,574,760)	4,067,348

Net change in contract owners’ equity	10,739,488	(20,203,474)	29,060	868,163	514,614	(198,924)	(2,585,656)	1,975,401
Contract owners’ equity at beginning of period	8,520,507	28,723,981	3,516,608	2,648,445	434,739	633,663	5,806,158	3,830,757

Contract owners’ equity at end of period	$19,259,995	8,520,507	3,545,668	3,516,608	949,353	434,739	3,220,502	5,806,158

CHANGE IN UNITS:
Beginning units	181,780	651,354	77,993	81,726	485,397	520,836	221,966	176,876
Units purchased	778,017	1,209,023	81,788	74,952	5,362,835	13,897,122	1,248,886	4,232,727
Units redeemed	(701,270)	(1,678,597)	(94,351)	(78,685)	(4,411,126)	(13,932,561)	(1,335,150)	(4,187,637)

Ending units	258,527	181,780	65,430	77,993	1,437,106	485,397	135,702	221,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RUTL		RVARS		RVCMD		RVF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$17,239	8,641	(43,919)	(533)	(19,005)	(4,006)	(680,425)	(340,806)
Realized gain (loss) on investments	169,019	(478,457)	70,833	41,267	311,674	(262,578)	15,091,802	12,840,590
Change in unrealized gain (loss) on investments	141,182	(84,003)	115,555	167,281	19,811	86,451	862,050	3,682,750
Reinvested capital gains	-	50,446	81,625	-	-	-	6,778,684	6,861,930

Net increase (decrease) in contract owners’ equity resulting from operations	327,440	(503,373)	224,094	208,015	312,480	(180,133)	22,052,111	23,044,464

Equity transactions:
Purchase payments received from contract owners (note 4)	14,657	48,601	9,507	52,914	2,128	15,363	106,946	239,074
Transfers between funds	651,687	(989,707)	55,074	(182,956)	889,602	90,934	(2,785,761)	(10,634,062)
Redemptions (notes 2, 3, and 4)	(266,953)	(345,712)	(397,135)	(346,886)	(136,734)	(62,014)	(7,213,936)	(2,251,225)
Adjustments to maintain reserves	11	182	(146)	13	(101)	63	16,759	6,561

Net equity transactions	399,402	(1,286,636)	(332,700)	(476,915)	754,895	44,346	(9,875,992)	(12,639,652)

Net change in contract owners’ equity	726,842	(1,790,009)	(108,606)	(268,900)	1,067,375	(135,787)	12,176,119	10,404,812
Contract owners’ equity at beginning of period	2,821,210	4,611,219	3,344,213	3,613,113	786,420	922,207	47,118,598	36,713,786

Contract owners’ equity at end of period	$3,548,052	2,821,210	3,235,607	3,344,213	1,853,795	786,420	59,294,717	47,118,598

CHANGE IN UNITS:
Beginning units	134,745	206,191	351,877	402,853	485,852	430,314	227,318	339,548
Units purchased	347,707	238,113	37,528	66,470	1,738,343	422,319	171,722	628,163
Units redeemed	(333,445)	(309,559)	(70,751)	(117,446)	(1,383,344)	(366,781)	(212,406)	(740,393)

Ending units	149,007	134,745	318,654	351,877	840,851	485,852	186,634	227,318

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVIDD		RVIMC		RVISC		RVLCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(33,568)	(17,694)	(1,157)	(920)	(3,923)	(2,966)	(284,211)	(243,801)
Realized gain (loss) on investments	(1,314,017)	(603,775)	(35,936)	(31,672)	(82,454)	(429,866)	2,941,060	835,111
Change in unrealized gain (loss) on investments	357,398	(130,445)	11,661	(10,372)	(4,026)	7,841	1,550,838	108,219
Reinvested capital gains	-	-	-	-	-	-	82,497	3,620,149

Net increase (decrease) in contract owners’ equity resulting from operations	(990,187)	(751,914)	(25,432)	(42,964)	(90,403)	(424,991)	4,290,184	4,319,678

Equity transactions:
Purchase payments received from contract owners (note 4)	75	1,995	(11)	6,087	12,358	10	46,018	66,040
Transfers between funds	1,500,169	(12,864)	(21,716)	73	10,213	393,302	2,948,559	(7,236,696)
Redemptions (notes 2, 3, and 4)	(61,105)	(96,341)	(3,186)	(15,860)	(22,232)	(88,841)	(2,387,856)	(1,778,085)
Adjustments to maintain reserves	(43)	112	(16)	28	(37)	39	(30)	206

Net equity transactions	1,439,096	(107,098)	(24,929)	(9,672)	302	304,510	606,691	(8,948,535)

Net change in contract owners’ equity	448,909	(859,012)	(50,361)	(52,636)	(90,101)	(120,481)	4,896,875	(4,628,857)
Contract owners’ equity at beginning of period	2,139,310	2,998,322	119,699	172,335	240,021	360,502	17,907,009	22,535,866

Contract owners’ equity at end of period	$2,588,219	2,139,310	69,338	119,699	149,920	240,021	22,803,884	17,907,009

CHANGE IN UNITS:
Beginning units	21,007,091	15,653,025	139,170	149,117	329,551	344,176	506,025	791,447
Units purchased	101,291,946	66,813,122	535,525	1,229,644	6,089,537	12,559,890	375,104	794,855
Units redeemed	(82,206,081)	(61,459,056)	(569,488)	(1,239,591)	(6,163,048)	(12,574,515)	(369,466)	(1,080,277)

Ending units	40,092,956	21,007,091	105,207	139,170	256,040	329,551	511,663	506,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLCV		RVLDD		RVMCG		RVMCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(103,884)	31,247	(126,140)	(69,472)	(101,240)	(86,126)	(94,063)	(49,277)
Realized gain (loss) on investments	2,444,663	(1,932,553)	3,466,567	(1,205,309)	2,107,522	(6,110)	2,256,628	(1,108,067)
Change in unrealized gain (loss) on investments	687,278	(19,029)	(840,531)	63,876	(1,791,438)	1,514,147	(860,586)	1,058,677
Reinvested capital gains	49,652	678,724	-	853,995	561,239	253,069	258,522	166,359

Net increase (decrease) in contract owners’ equity resulting from operations	3,077,709	(1,241,611)	2,499,896	(356,910)	776,083	1,674,980	1,560,501	67,692

Equity transactions:
Purchase payments received from contract owners (note 4)	22,696	55,442	275	111,714	60,290	42,617	70,232	20,911
Transfers between funds	(234,527)	(4,630,703)	(4,198,912)	1,421,069	(908,621)	(103,712)	(175,501)	(310,450)
Redemptions (notes 2, 3, and 4)	(1,068,235)	(1,478,001)	(409,574)	(564,647)	(751,543)	(510,802)	(868,000)	(649,237)
Adjustments to maintain reserves	20	107	(30)	205	39	97	(39)	170

Net equity transactions	(1,280,046)	(6,053,155)	(4,608,241)	968,341	(1,599,835)	(571,800)	(973,308)	(938,606)

Net change in contract owners’ equity	1,797,663	(7,294,766)	(2,108,345)	611,431	(823,752)	1,103,180	587,193	(870,914)
Contract owners’ equity at beginning of period	10,674,389	17,969,155	9,507,040	8,895,609	7,471,687	6,368,507	5,356,994	6,227,908

Contract owners’ equity at end of period	$12,472,052	10,674,389	7,398,695	9,507,040	6,647,935	7,471,687	5,944,187	5,356,994

CHANGE IN UNITS:
Beginning units	506,122	746,594	207,056	193,021	220,875	241,344	223,468	272,729
Units purchased	322,424	481,659	372,630	630,870	288,188	203,396	314,808	170,282
Units redeemed	(378,902)	(722,131)	(463,029)	(616,835)	(332,776)	(223,865)	(347,416)	(219,543)

Ending units	449,644	506,122	116,657	207,056	176,287	220,875	190,860	223,468

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVMFU		RVSCG		RVSCV		RVSDL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(41,847)	91,955	(91,549)	(73,241)	(68,179)	(32,564)	(5,905)	(3,757)
Realized gain (loss) on investments	35,932	(38,016)	2,346,662	(503,329)	1,632,048	(818,870)	12,738	(72,400)
Change in unrealized gain (loss) on investments	(37,624)	(22,896)	(1,223,974)	967,416	(418,726)	296,854	12,841	(3,876)
Reinvested capital gains	42,557	20,509	26,128	244,236	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(982)	51,552	1,057,267	635,082	1,145,143	(554,580)	19,674	(80,033)

Equity transactions:
Purchase payments received from contract owners (note 4)	39,788	47,988	103,608	37,886	69,927	19,413	16,364	176,113
Transfers between funds	80,092	(629,073)	(1,665,509)	468,633	1,429,326	(771,749)	773,597	(166,847)
Redemptions (notes 2, 3, and 4)	(524,531)	(357,621)	(871,105)	(402,713)	(1,138,038)	(225,257)	(52,431)	(211,307)
Adjustments to maintain reserves	11	68	(43)	105	(15)	89	(59)	46

Net equity transactions	(404,640)	(938,638)	(2,433,049)	103,911	361,200	(977,504)	737,471	(201,995)

Net change in contract owners’ equity	(405,622)	(887,086)	(1,375,782)	738,993	1,506,343	(1,532,084)	757,145	(282,028)
Contract owners’ equity at beginning of period	3,389,861	4,276,947	6,592,627	5,853,634	2,378,952	3,911,036	292,170	574,198

Contract owners’ equity at end of period	$2,984,239	3,389,861	5,216,845	6,592,627	3,885,295	2,378,952	1,049,315	292,170

CHANGE IN UNITS:
Beginning units	509,976	654,175	219,164	223,386	143,376	217,924	47,917	80,558
Units purchased	70,266	87,156	268,506	363,661	586,187	177,873	524,720	597,824
Units redeemed	(131,713)	(231,355)	(340,050)	(367,883)	(565,239)	(252,421)	(418,959)	(630,465)

Ending units	448,529	509,976	147,620	219,164	164,324	143,376	153,678	47,917

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVWDL		HTDEIA		HTMCIA		AVIE2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,944)	(4,677)	1,775	-	(87)	-	562	16,067
Realized gain (loss) on investments	(65,176)	13,843	353	-	(61)	-	42,136	18,132
Change in unrealized gain (loss) on investments	(65,257)	58,458	5,736	-	(2,888)	-	(127,699)	125,332
Reinvested capital gains	-	-	14,473	-	4,736	-	145,505	35,935

Net increase (decrease) in contract owners’ equity resulting from operations	(140,377)	67,624	22,337	-	1,700	-	60,504	195,466

Equity transactions:
Purchase payments received from contract owners (note 4)	(6)	208,364	397,377	-	98,620	-	410,843	100,994
Transfers between funds	(643,065)	683,650	(2,851)	-	-	-	66,468	(176,989)
Redemptions (notes 2, 3, and 4)	(21,302)	(238,008)	(1,013)	-	(355)	-	(122,013)	(21,055)
Adjustments to maintain reserves	(32)	30	4	-	(1)	-	(30)	28

Net equity transactions	(664,405)	654,036	393,517	-	98,264	-	355,268	(97,022)

Net change in contract owners’ equity	(804,782)	721,660	415,854	-	99,964	-	415,772	98,444
Contract owners’ equity at beginning of period	972,087	250,427	-	-	-	-	1,762,186	1,663,742

Contract owners’ equity at end of period	$167,305	972,087	415,854	-	99,964	-	2,177,958	1,762,186

CHANGE IN UNITS:
Beginning units	160,794	45,858	-	-	-	-	133,253	141,430
Units purchased	178,558	598,213	48,709	-	8,190	-	63,270	13,713
Units redeemed	(306,349)	(483,277)	(17,170)	-	(30)	-	(38,993)	(21,890)

Ending units	33,003	160,794	31,539	-	8,160	-	157,530	133,253

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVBRA2		IVEW52		IVEW5I		OVAG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$91,137	287,702	(6,761)	28,689	(5)	-	(838)	-
Realized gain (loss) on investments	(24,808)	(228,439)	1,217,756	247,196	46	-	267	-
Change in unrealized gain (loss) on investments	145,665	51,594	3,243,726	1,100,008	1,077	-	(26,675)	-
Reinvested capital gains	171,658	234,781	-	215,683	-	-	56,953	-

Net increase (decrease) in contract owners’ equity resulting from operations	383,652	345,638	4,454,721	1,591,576	1,118	-	29,707	-

Equity transactions:
Purchase payments received from contract owners (note 4)	393,018	163,002	1,905,967	2,073,132	19,800	-	619,014	-
Transfers between funds	282,465	(62,923)	(251,982)	162,776	(1,944)	-	(4,077)	-
Redemptions (notes 2, 3, and 4)	(451,956)	(502,100)	(2,074,183)	(378,061)	-	-	(2,588)	-
Adjustments to maintain reserves	9	93	(123)	83	(1)	-	(3)	-

Net equity transactions	223,536	(401,928)	(420,321)	1,857,930	17,855	-	612,346	-

Net change in contract owners’ equity	607,188	(56,290)	4,034,400	3,449,506	18,973	-	642,053	-
Contract owners’ equity at beginning of period	5,028,836	5,085,126	15,648,532	12,199,026	-	-	-	-

Contract owners’ equity at end of period	$5,636,024	5,028,836	19,682,932	15,648,532	18,973	-	642,053	-

CHANGE IN UNITS:
Beginning units	378,101	415,788	974,546	846,875	-	-	-	-
Units purchased	77,589	188,248	341,082	470,435	2,049	-	67,239	-
Units redeemed	(63,936)	(225,935)	(355,888)	(342,764)	(199)	-	(18,697)	-

Ending units	391,754	378,101	959,740	974,546	1,850	-	48,542	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGSS		OVIG		OVIGS		OVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(218,154)	(99,756)	(1,857)	-	(53,289)	(18,067)	(89,612)	(44,779)
Realized gain (loss) on investments	446,228	(658,320)	(293)	-	1,075,904	53,408	438,447	(84,353)
Change in unrealized gain (loss) on investments	1,109,936	3,505,083	(112,707)	-	(886,887)	717,955	642,017	1,363,253
Reinvested capital gains	971,655	486,199	119,224	-	515,834	55,411	652,526	90,864

Net increase (decrease) in contract owners’ equity resulting from operations	2,309,665	3,233,206	4,367	-	651,562	808,707	1,643,378	1,324,985

Equity transactions:
Purchase payments received from contract owners (note 4)	1,789,426	2,016,216	1,515,970	-	701,732	753,685	1,958,804	652,078
Transfers between funds	(37,656)	(2,676,784)	(5,656)	-	(5,982,791)	(19,015)	(112,472)	7,550
Redemptions (notes 2, 3, and 4)	(1,281,481)	(732,114)	(4,275)	-	(262,724)	(187,710)	(795,211)	(156,079)
Adjustments to maintain reserves	81	89	(2)	-	17	21	58	37

Net equity transactions	470,370	(1,392,593)	1,506,037	-	(5,543,766)	546,981	1,051,179	503,586

Net change in contract owners’ equity	2,780,035	1,840,613	1,510,404	-	(4,892,204)	1,355,688	2,694,557	1,828,571
Contract owners’ equity at beginning of period	16,204,049	14,363,436	-	-	4,892,204	3,536,516	7,674,821	5,846,250

Contract owners’ equity at end of period	$18,984,084	16,204,049	1,510,404	-	-	4,892,204	10,369,378	7,674,821

CHANGE IN UNITS:
Beginning units	737,957	825,672	-	-	354,738	307,036	501,834	452,111
Units purchased	159,109	274,026	215,266	-	104,433	129,653	250,056	159,563
Units redeemed	(137,800)	(361,741)	(87,655)	-	(459,171)	(81,951)	(191,938)	(109,840)

Ending units	759,266	737,957	127,611	-	-	354,738	559,952	501,834

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRASP		WRENG		JPIGA2		JPIIB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$19,729	74,151	4,110	10,029	(8,504)	7,620	22,671	22,221
Realized gain (loss) on investments	253,237	(84,360)	(142,093)	(575,479)	28,779	12,314	8,763	8,064
Change in unrealized gain (loss) on investments	(481,847)	1,182,425	622,511	92,645	49,492	175,947	68,095	31,465
Reinvested capital gains	1,316,209	206,149	-	-	104,036	15,395	5,425	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,107,328	1,378,365	484,528	(472,805)	173,803	211,276	104,954	61,750

Equity transactions:
Purchase payments received from contract owners (note 4)	162,720	114,600	3,717	65,795	866,172	69,424	94,069	275,843
Transfers between funds	(261,494)	(893,586)	(327,945)	259,453	(62,873)	(32,986)	474,495	118,594
Redemptions (notes 2, 3, and 4)	(1,361,666)	(1,010,898)	(53,015)	(58,518)	(19,933)	(194,678)	(61,109)	(160,529)
Adjustments to maintain reserves	42	104	(43)	28	3	32	(2)	16

Net equity transactions	(1,460,398)	(1,789,780)	(377,286)	266,758	783,369	(158,208)	507,453	233,924

Net change in contract owners’ equity	(353,070)	(411,415)	107,242	(206,047)	957,172	53,068	612,407	295,674
Contract owners’ equity at beginning of period	13,304,593	13,716,008	1,327,865	1,533,912	1,937,643	1,884,575	1,292,700	997,026

Contract owners’ equity at end of period	$12,951,523	13,304,593	1,435,107	1,327,865	2,894,815	1,937,643	1,905,107	1,292,700

CHANGE IN UNITS:
Beginning units	808,687	937,626	352,248	255,138	139,182	154,466	104,847	84,136
Units purchased	55,449	41,312	63,218	272,399	62,350	8,530	44,381	41,618
Units redeemed	(142,082)	(170,251)	(144,064)	(175,289)	(9,180)	(23,814)	(5,062)	(20,907)

Ending units	722,054	808,687	271,402	352,248	192,352	139,182	144,166	104,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JPSCE1		OGBDP		OGDEP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,023)	-	(16)	-	(4,087)	-	(122)	-
Realized gain (loss) on investments	(447)	-	(12)	-	(2,608)	-	(1)	-
Change in unrealized gain (loss) on investments	94,301	-	2,199	-	(36,978)	-	15,498	-
Reinvested capital gains	1,163	-	-	-	2,517	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	92,994	-	2,171	-	(41,156)	-	15,375	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,768,571	-	125,227	-	6,023,842	-	787,801	-
Transfers between funds	(21,429)	-	-	-	8,784	-	-	-
Redemptions (notes 2, 3, and 4)	(14,549)	-	(125)	-	(34,243)	-	(27)	-
Adjustments to maintain reserves	4	-	3	-	(6)	-	(7)	-

Net equity transactions	1,732,597	-	125,105	-	5,998,377	-	787,767	-

Net change in contract owners’ equity	1,825,591	-	127,276	-	5,957,221	-	803,142	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,825,591	-	127,276	-	5,957,221	-	803,142	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	197,108	-	23,572	-	844,878	-	121,328	-
Units redeemed	(64,181)	-	(10,524)	-	(245,822)	-	(43,581)	-

Ending units	132,927	-	13,048	-	599,056	-	77,747	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JABS		JAFBS		JAGTS		JAMGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(159,200)	92,336	26,945	56,053	(371,245)	(233,533)	(179,128)	(144,748)
Realized gain (loss) on investments	1,146,498	605,436	67,460	138,492	3,207,525	3,357,700	330,830	407,546
Change in unrealized gain (loss) on investments	3,264,964	2,142,953	(332,390)	132,632	(2,295,710)	3,433,783	840,819	1,626,370
Reinvested capital gains	221,634	346,721	127,525	-	4,712,296	1,793,919	1,771,826	929,898

Net increase (decrease) in contract owners’ equity resulting from operations	4,473,896	3,187,446	(110,460)	327,177	5,252,866	8,351,869	2,764,347	2,819,066

Equity transactions:
Purchase payments received from contract owners (note 4)	7,614,876	5,631,325	1,396,498	462,758	7,239,990	5,090,874	2,421,920	3,240,480
Transfers between funds	(2,273,845)	2,267,695	(338,363)	1,054,946	2,295,281	(862,749)	1,157,820	(356,192)
Redemptions (notes 2, 3, and 4)	(1,808,758)	(1,171,821)	(505,917)	(230,729)	(1,855,342)	(633,158)	(1,043,611)	(471,483)
Adjustments to maintain reserves	(25)	36	(53)	49	-	51	(97)	36

Net equity transactions	3,532,248	6,727,235	552,165	1,287,024	7,679,929	3,595,018	2,536,032	2,412,841

Net change in contract owners’ equity	8,006,144	9,914,681	441,705	1,614,201	12,932,795	11,946,887	5,300,379	5,231,907
Contract owners’ equity at beginning of period	27,781,710	17,867,029	4,904,835	3,290,634	27,909,103	15,962,216	17,309,445	12,077,538

Contract owners’ equity at end of period	$35,787,854	27,781,710	5,346,540	4,904,835	40,841,898	27,909,103	22,609,824	17,309,445

CHANGE IN UNITS:
Beginning units	1,734,852	1,259,181	416,144	304,006	809,871	689,984	831,363	682,991
Units purchased	676,345	981,930	333,063	346,051	674,575	933,604	263,955	542,009
Units redeemed	(478,029)	(506,259)	(285,607)	(233,913)	(466,946)	(813,717)	(152,706)	(393,637)

Ending units	1,933,168	1,734,852	463,600	416,144	1,017,500	809,871	942,612	831,363

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZREMI		LZREMS		LPVAI		LPVCA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,107	-	93,256	202,207	2,035	-	(47,594)	(17,839)
Realized gain (loss) on investments	(252)	-	569,364	(588,791)	468	-	90,386	10,019
Change in unrealized gain (loss) on investments	(7,258)	-	117,574	(63,805)	11,292	-	(1,183,214)	325,685
Reinvested capital gains	-	-	-	-	13,149	-	1,590,747	432,005

Net increase (decrease) in contract owners’ equity resulting from operations	(5,403)	-	780,194	(450,389)	26,944	-	450,325	749,870

Equity transactions:
Purchase payments received from contract owners (note 4)	260,621	-	355,776	503,376	358,006	-	4,141	167,233
Transfers between funds	445	-	(10,199,234)	(145,464)	57,135	-	199,005	(70,681)
Redemptions (notes 2, 3, and 4)	(1,736)	-	(1,512,182)	(2,107,765)	(1,234)	-	(187,130)	(60,389)
Adjustments to maintain reserves	6	-	18	154	6	-	(24)	23

Net equity transactions	259,336	-	(11,355,622)	(1,749,699)	413,913	-	15,992	36,186

Net change in contract owners’ equity	253,933	-	(10,575,428)	(2,200,088)	440,857	-	466,317	786,056
Contract owners’ equity at beginning of period	-	-	16,230,706	18,430,794	-	-	5,117,776	4,331,720

Contract owners’ equity at end of period	$253,933	-	5,655,278	16,230,706	440,857	-	5,584,093	5,117,776

CHANGE IN UNITS:
Beginning units	-	-	1,612,124	1,785,696	-	-	369,506	364,532
Units purchased	24,154	-	134,967	714,729	46,822	-	62,693	42,771
Units redeemed	(2,847)	-	(1,198,480)	(888,301)	(12,694)	-	(62,507)	(37,797)

Ending units	21,307	-	548,611	1,612,124	34,128	-	369,692	369,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LPVCII		LPVCMI		LPWHY2		SBVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,622	-	(2)	-	146,079	133,952	(4,317)	853
Realized gain (loss) on investments	590	-	-	-	59,633	(86,672)	35,661	94,183
Change in unrealized gain (loss) on investments	(8,631)	-	(519)	-	(214,696)	257,618	182,280	(207,030)
Reinvested capital gains	67,814	-	818	-	-	-	147,227	149,843

Net increase (decrease) in contract owners’ equity resulting from operations	69,395	-	297	-	(8,984)	304,898	360,851	37,849

Equity transactions:
Purchase payments received from contract owners (note 4)	935,181	-	9,372	-	118,870	311,788	-	39,918
Transfers between funds	(8,429)	-	-	-	(502,968)	(183,182)	-	-
Redemptions (notes 2, 3, and 4)	(7,230)	-	-	-	(374,423)	(957,014)	(47,280)	(456,323)
Adjustments to maintain reserves	(11)	-	4	-	(106)	91	27	(11)

Net equity transactions	919,511	-	9,376	-	(758,627)	(828,317)	(47,253)	(416,416)

Net change in contract owners’ equity	988,906	-	9,673	-	(767,611)	(523,419)	313,598	(378,567)
Contract owners’ equity at beginning of period	-	-	-	-	6,058,341	6,581,760	1,499,862	1,878,429

Contract owners’ equity at end of period	$988,906	-	9,673	-	5,290,730	6,058,341	1,813,460	1,499,862

CHANGE IN UNITS:
Beginning units	-	-	-	-	487,489	560,721	73,771	95,974
Units purchased	87,617	-	956	-	100,289	184,356	-	2,155
Units redeemed	(13,240)	-	-	-	(161,377)	(257,588)	(2,170)	(24,358)

Ending units	74,377	-	956	-	426,401	487,489	71,601	73,771

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SBVSG2		LOVSDC		LOVTRC		MNCPS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(134,976)	(72,353)	172,023	208,619	70,577	87,244	(43,295)	(60,464)
Realized gain (loss) on investments	698,164	348,342	21,410	(77,306)	32,336	41,048	1,011,822	36,383
Change in unrealized gain (loss) on investments	(1,038,837)	1,648,349	(283,259)	91,062	(264,411)	111,694	(761,565)	1,588,531
Reinvested capital gains	1,597,174	638,168	-	-	55,082	130,607	401,145	86,407

Net increase (decrease) in contract owners’ equity resulting from operations	1,121,525	2,562,506	(89,826)	222,375	(106,416)	370,593	608,107	1,650,857

Equity transactions:
Purchase payments received from contract owners (note 4)	3,140,016	1,235,183	1,558,062	1,596,421	1,132,839	1,299,572	700,414	566,407
Transfers between funds	(165,179)	715,691	2,906,152	13,050	564,681	368,373	(121,040)	240,644
Redemptions (notes 2, 3, and 4)	(501,120)	(263,595)	(2,052,226)	(1,309,080)	(530,329)	(366,065)	(812,981)	(1,027,145)
Adjustments to maintain reserves	(65)	57	(69)	54	27	30	59	77

Net equity transactions	2,473,652	1,687,336	2,411,919	300,445	1,167,218	1,301,910	(233,548)	(220,017)

Net change in contract owners’ equity	3,595,177	4,249,842	2,322,093	522,820	1,060,802	1,672,503	374,559	1,430,840
Contract owners’ equity at beginning of period	9,350,586	5,100,744	12,928,810	12,405,990	7,173,281	5,500,778	7,899,968	6,469,128

Contract owners’ equity at end of period	$12,945,763	9,350,586	15,250,903	12,928,810	8,234,083	7,173,281	8,274,527	7,899,968

CHANGE IN UNITS:
Beginning units	432,311	333,660	1,198,036	1,171,628	616,924	502,629	422,854	463,226
Units purchased	293,202	429,391	783,237	726,278	276,631	407,926	230,334	506,490
Units redeemed	(186,884)	(330,740)	(562,194)	(699,870)	(175,373)	(293,631)	(242,445)	(546,862)

Ending units	538,629	432,311	1,419,079	1,198,036	718,182	616,924	410,743	422,854

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MNHCBI		MNVFRI		M3GRES		MEGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,852	-	6,646	-	815	-	(5)	-
Realized gain (loss) on investments	190	-	(6)	-	109	-	-	-
Change in unrealized gain (loss) on investments	(10,634)	-	(1,146)	-	13,744	-	524	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,408	-	5,494	-	14,668	-	519	-

Equity transactions:
Purchase payments received from contract owners (note 4)	372,154	-	628,292	-	37,726	-	15,738	-
Transfers between funds	955	-	(2,984)	-	180,091	-	-	-
Redemptions (notes 2, 3, and 4)	(1,733)	-	(2,881)	-	(1,156)	-	-	-
Adjustments to maintain reserves	(4)	-	(11)	-	(5)	-	5	-

Net equity transactions	371,372	-	622,416	-	216,656	-	15,743	-

Net change in contract owners’ equity	374,780	-	627,910	-	231,324	-	16,262	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$374,780	-	627,910	-	231,324	-	16,262	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	34,991	-	79,490	-	20,159	-	1,605	-
Units redeemed	(167)	-	(19,748)	-	(229)	-	-	-

Ending units	34,824	-	59,742	-	19,930	-	1,605	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV2RIS		MV3MVI		MV3MVS		MVBRES
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,551)	(1,004)	570	-	(39,775)	(8,913)	(11,866)	9,786
Realized gain (loss) on investments	78,077	975	144	-	692,875	(108,427)	397,112	20,569
Change in unrealized gain (loss) on investments	(54,135)	60,442	8,961	-	1,714,162	279,639	364,042	262,716
Reinvested capital gains	43,594	171	626	-	73,360	239,879	270,213	186,846

Net increase (decrease) in contract owners’ equity resulting from operations	63,985	60,584	10,301	-	2,440,622	402,178	1,019,501	479,917

Equity transactions:
Purchase payments received from contract owners (note 4)	745,668	528,386	116,978	-	2,707,362	1,318,757	163,985	250,676
Transfers between funds	(314,232)	95,789	(397)	-	(690,883)	70,541	(1,043,585)	(151,316)
Redemptions (notes 2, 3, and 4)	(22,196)	(7,121)	(2,406)	-	(293,302)	(162,403)	(388,589)	(72,809)
Adjustments to maintain reserves	(13)	(23)	(1)	-	(63)	66	(3)	20

Net equity transactions	409,227	617,031	114,174	-	1,723,114	1,226,961	(1,268,192)	26,571

Net change in contract owners’ equity	473,212	677,615	124,475	-	4,163,736	1,629,139	(248,691)	506,488
Contract owners’ equity at beginning of period	677,615	-	-	-	7,352,566	5,723,427	4,023,405	3,516,917

Contract owners’ equity at end of period	$1,150,827	677,615	124,475	-	11,516,302	7,352,566	3,774,714	4,023,405

CHANGE IN UNITS:
Beginning units	50,729	-	-	-	531,599	424,328	250,230	249,039
Units purchased	85,197	91,316	11,314	-	476,899	298,445	21,222	74,725
Units redeemed	(57,429)	(40,587)	(2,463)	-	(364,892)	(191,174)	(87,754)	(73,534)

Ending units	78,497	50,729	8,851	-	643,606	531,599	183,698	250,230

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVFIC		MVGTAS		MVIGIC		MVIGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,308	-	(6,779)	617	(13)	-	(15,678)	4,675
Realized gain (loss) on investments	71	-	(858)	(9,150)	-	-	5,650	(5,151)
Change in unrealized gain (loss) on investments	68,047	-	(32,897)	(9,433)	1,146	-	63,345	237,760
Reinvested capital gains	25,463	-	54,754	57,778	-	-	105,824	17,337

Net increase (decrease) in contract owners’ equity resulting from operations	106,889	-	14,220	39,812	1,133	-	159,141	254,621

Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,118	-	8,038	5,677	68,747	-	947,416	742,744
Transfers between funds	12,287	-	(36,246)	(123,091)	-	-	328,117	202,432
Redemptions (notes 2, 3, and 4)	(5,084)	-	(121,815)	(292,091)	-	-	(35,945)	(16,313)
Adjustments to maintain reserves	(12)	-	(15)	25	-	-	(74)	8

Net equity transactions	1,619,309	-	(150,038)	(409,480)	68,747	-	1,239,514	928,871

Net change in contract owners’ equity	1,726,198	-	(135,818)	(369,668)	69,880	-	1,398,655	1,183,492
Contract owners’ equity at beginning of period	-	-	1,200,408	1,570,076	-	-	1,609,294	425,802

Contract owners’ equity at end of period	$1,726,198	-	1,064,590	1,200,408	69,880	-	3,007,949	1,609,294

CHANGE IN UNITS:
Beginning units	-	-	88,226	120,930	-	-	129,545	39,159
Units purchased	218,078	-	5,544	7,393	7,017	-	121,491	124,638
Units redeemed	(86,410)	-	(16,402)	(40,097)	-	-	(26,421)	(34,252)

Ending units	131,668	-	77,368	88,226	7,017	-	224,615	129,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVITSI		MVIVSC		MVUSC		MGRFV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$263	-	(313,878)	(60,440)	16,025	35,661	(50,859)	(53,107)
Realized gain (loss) on investments	29	-	885,544	292,098	71,558	67,562	135,045	55,827
Change in unrealized gain (loss) on investments	5,076	-	1,614,051	4,180,062	260,571	(122,293)	(255,413)	248,714
Reinvested capital gains	2,080	-	971,536	554,579	136,019	87,791	182,931	11,469

Net increase (decrease) in contract owners’ equity resulting from operations	7,448	-	3,157,253	4,966,299	484,173	68,721	11,704	262,903

Equity transactions:
Purchase payments received from contract owners (note 4)	91,044	-	4,228,160	2,064,302	585,370	531,392	348,424	291,960
Transfers between funds	(338)	-	(41,154)	(23,294)	480,793	(544,986)	(281,426)	(230,601)
Redemptions (notes 2, 3, and 4)	(431)	-	(1,035,531)	(547,868)	(422,603)	(151,516)	(619,434)	(399,162)
Adjustments to maintain reserves	(6)	-	(51)	52	(41)	33	3	59

Net equity transactions	90,269	-	3,151,424	1,493,192	643,519	(165,077)	(552,433)	(337,744)

Net change in contract owners’ equity	97,717	-	6,308,677	6,459,491	1,127,692	(96,356)	(540,729)	(74,841)
Contract owners’ equity at beginning of period	-	-	31,751,931	25,292,440	3,560,092	3,656,448	4,483,275	4,558,116

Contract owners’ equity at end of period	$97,717	-	38,060,608	31,751,931	4,687,784	3,560,092	3,942,546	4,483,275

CHANGE IN UNITS:
Beginning units	-	-	1,905,018	1,805,437	264,492	283,938	375,188	406,348
Units purchased	7,404	-	492,205	430,793	116,551	136,797	73,415	161,820
Units redeemed	(61)	-	(306,035)	(331,212)	(71,523)	(156,243)	(118,626)	(192,980)

Ending units	7,343	-	2,091,188	1,905,018	309,520	264,492	329,977	375,188

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSEMB		MSGI2		MSVEG2		MSVEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$386,216	352,873	81,249	13,684	(323,566)	(108,230)	(13)	-
Realized gain (loss) on investments	(122,210)	(440,146)	87,059	(105,404)	1,866,309	2,807,388	(1)	-
Change in unrealized gain (loss) on investments	(577,019)	329,270	388,807	(263,229)	(9,558,405)	3,272,465	(279)	-
Reinvested capital gains	-	-	255,174	99,859	7,210,096	1,124,338	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(313,013)	241,997	812,289	(255,090)	(805,566)	7,095,961	(293)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	527,385	174,807	778,320	560,398	10,110,316	6,363,329	34,178	-
Transfers between funds	(47,210)	(896,910)	115,933	(513,133)	3,907,463	4,495,041	-	-
Redemptions (notes 2, 3, and 4)	(919,887)	(1,856,785)	(646,517)	(807,243)	(1,257,319)	(330,939)	(11)	-
Adjustments to maintain reserves	34	89	113	128	(73)	18	4	-

Net equity transactions	(439,678)	(2,578,799)	247,849	(759,850)	12,760,387	10,527,449	34,171	-

Net change in contract owners’ equity	(752,691)	(2,336,802)	1,060,138	(1,014,940)	11,954,821	17,623,410	33,878	-
Contract owners’ equity at beginning of period	10,121,399	12,458,201	5,982,399	6,997,339	19,593,040	1,969,630	-	-

Contract owners’ equity at end of period	$9,368,708	10,121,399	7,042,537	5,982,399	31,547,861	19,593,040	33,878	-

CHANGE IN UNITS:
Beginning units	736,543	949,941	469,914	535,378	860,060	185,261	-	-
Units purchased	150,039	305,005	207,205	193,199	1,366,026	1,553,241	3,460	-
Units redeemed	(184,578)	(518,403)	(186,978)	(258,663)	(823,735)	(878,442)	(1)	-

Ending units	702,004	736,543	490,141	469,914	1,402,351	860,060	3,459	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVGT2		VKVGR2		DTRTFB		EIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,318	(835)	159,112	399,485	28,499	74,979	4,196	31,895
Realized gain (loss) on investments	12,444	3,770	(289,057)	(728,726)	(66,984)	71,166	95,779	(160,577)
Change in unrealized gain (loss) on investments	22,843	7,651	2,925,974	(2,648,150)	(63,959)	(77,778)	1,241,791	159,246
Reinvested capital gains	46,474	93,442	-	264,622	10,404	-	106,048	269,957

Net increase (decrease) in contract owners’ equity resulting from operations	87,079	104,028	2,796,029	(2,712,769)	(92,040)	68,367	1,447,814	300,521

Equity transactions:
Purchase payments received from contract owners (note 4)	75,423	63,657	378,308	285,613	314,647	410,123	1,716,504	848,207
Transfers between funds	(54,841)	(82,905)	(1,038,498)	708,550	(2,071,500)	2,213,936	740,559	364,636
Redemptions (notes 2, 3, and 4)	(73,299)	(183,420)	(1,747,067)	(1,593,450)	(666,685)	(105,629)	(324,144)	(169,943)
Adjustments to maintain reserves	(82)	79	27	87	(42)	27	(64)	48

Net equity transactions	(52,799)	(202,589)	(2,407,230)	(599,200)	(2,423,580)	2,518,457	2,132,855	1,042,948

Net change in contract owners’ equity	34,280	(98,561)	388,799	(3,311,969)	(2,515,620)	2,586,824	3,580,669	1,343,469
Contract owners’ equity at beginning of period	1,341,059	1,439,620	13,408,992	16,720,961	5,823,962	3,237,138	7,170,203	5,826,734

Contract owners’ equity at end of period	$1,375,339	1,341,059	13,797,791	13,408,992	3,308,342	5,823,962	10,750,872	7,170,203

CHANGE IN UNITS:
Beginning units	91,748	107,669	1,154,685	1,213,064	535,042	304,674	492,436	408,775
Units purchased	16,069	17,501	111,732	455,716	260,451	433,323	216,640	213,781
Units redeemed	(19,960)	(33,422)	(299,268)	(514,095)	(488,436)	(202,955)	(87,267)	(130,120)

Ending units	87,857	91,748	967,149	1,154,685	307,057	535,042	621,809	492,436

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GBF2		GEM		GEM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,201)	(8,492)	42,746	(2,740)	(13,078)	3,460	(14,422)	7,407
Realized gain (loss) on investments	(257,173)	490,780	(266,135)	625,100	194,468	(79,746)	536,681	(404,838)
Change in unrealized gain (loss) on investments	25,661	244	(53,228)	(116,090)	(371,514)	201,629	(1,466,111)	445,415
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(235,713)	482,532	(276,617)	506,270	(190,124)	125,343	(943,852)	47,984

Equity transactions:
Purchase payments received from contract owners (note 4)	3,789	1,506,748	2,720,631	1,748,869	1,954	39,616	811,248	1,033,555
Transfers between funds	(2,540,646)	2,158,800	(116,304)	(6,367,176)	247,138	(652,755)	8,103,119	(1,679,768)
Redemptions (notes 2, 3, and 4)	(803,574)	(1,689,473)	(238,338)	(353,766)	(433,130)	(352,552)	(192,862)	(180,948)
Adjustments to maintain reserves	6	73	(46)	47	(94)	87	29	19

Net equity transactions	(3,340,425)	1,976,148	2,365,943	(4,972,026)	(184,132)	(965,604)	8,721,534	(827,142)

Net change in contract owners’ equity	(3,576,138)	2,458,680	2,089,326	(4,465,756)	(374,256)	(840,261)	7,777,682	(779,158)
Contract owners’ equity at beginning of period	7,394,796	4,936,116	6,069,267	10,535,023	2,368,108	3,208,369	3,349,023	4,128,181

Contract owners’ equity at end of period	$3,818,658	7,394,796	8,158,593	6,069,267	1,993,852	2,368,108	11,126,705	3,349,023

CHANGE IN UNITS:
Beginning units	689,182	479,086	563,355	1,014,657	182,115	275,696	240,532	332,558
Units purchased	482,111	2,419,284	841,321	1,288,355	70,354	122,230	877,230	360,416
Units redeemed	(805,716)	(2,209,188)	(620,418)	(1,739,657)	(84,426)	(215,811)	(245,857)	(452,442)

Ending units	365,577	689,182	784,258	563,355	168,043	182,115	871,905	240,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(127,573)	141,529	139,079	105,592	(424,557)	(116,553)	(22,980)	161,400
Realized gain (loss) on investments	1,537,832	762,368	193,835	248,599	778,453	275,744	200,982	(1,265,079)
Change in unrealized gain (loss) on investments	10,318,371	1,516,942	(637,821)	366,161	3,977,654	5,833,914	7,922,720	1,030,681
Reinvested capital gains	635,232	6,058,125	83,235	6,865	1,080,293	1,982,795	881,356	3,372,759

Net increase (decrease) in contract owners’ equity resulting from operations	12,363,862	8,478,964	(221,672)	727,217	5,411,843	7,975,900	8,982,078	3,299,761

Equity transactions:
Purchase payments received from contract owners (note 4)	14,747,254	8,722,249	5,231,906	1,685,666	2,944,467	3,175,451	9,104,861	8,171,153
Transfers between funds	607,409	(283,755)	285,333	2,866,325	(363,042)	(796,601)	(310,606)	(6,717,924)
Redemptions (notes 2, 3, and 4)	(8,305,898)	(6,637,018)	(632,580)	(557,995)	(2,046,502)	(911,548)	(2,170,787)	(852,342)
Adjustments to maintain reserves	84	206	(63)	38	(25)	59	(104)	89

Net equity transactions	7,048,849	1,801,682	4,884,596	3,994,034	534,898	1,467,361	6,623,364	600,976

Net change in contract owners’ equity	19,412,711	10,280,646	4,662,924	4,721,251	5,946,741	9,443,261	15,605,442	3,900,737
Contract owners’ equity at beginning of period	89,973,135	79,692,489	11,933,357	7,212,106	36,262,322	26,819,061	37,286,219	33,385,482

Contract owners’ equity at end of period	$109,385,846	89,973,135	16,596,281	11,933,357	42,209,063	36,262,322	52,891,661	37,286,219

CHANGE IN UNITS:
Beginning units	4,413,203	4,340,290	1,011,097	659,746	1,892,313	1,800,472	2,169,698	2,172,257
Units purchased	1,208,984	1,099,074	647,323	688,937	308,772	566,328	817,365	1,121,618
Units redeemed	(899,287)	(1,026,161)	(228,311)	(337,586)	(282,931)	(474,487)	(471,102)	(1,124,177)

Ending units	4,722,900	4,413,203	1,430,109	1,011,097	1,918,154	1,892,313	2,515,961	2,169,698

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGR2		GVDMA		GVDMC		GVEX1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(813,608)	(184,312)	(338,204)	(261,567)	(318,066)	(308,307)	3,628,963	1,961,959
Realized gain (loss) on investments	2,601,486	1,386,988	294,243	(430,674)	68,247	(274,445)	12,480,387	7,277,084
Change in unrealized gain (loss) on investments	9,938,315	14,191,132	3,101,750	1,956,202	1,605,451	2,026,254	62,665,479	25,707,707
Reinvested capital gains	1,232,760	4,111,766	489,688	1,636,222	257,889	842,620	2,525,465	5,141,794

Net increase (decrease) in contract owners’ equity resulting from operations	12,958,953	19,505,574	3,547,477	2,900,183	1,613,521	2,286,122	81,300,294	40,088,544

Equity transactions:
Purchase payments received from contract owners (note 4)	15,598,443	7,042,902	2,640,531	1,555,159	755,311	5,705,947	46,247,916	35,083,110
Transfers between funds	(1,207,212)	(1,305,870)	(2,003,025)	316,670	(37,628)	(90,799)	(8,071,719)	(17,364,115)
Redemptions (notes 2, 3, and 4)	(3,355,833)	(1,490,646)	(2,349,974)	(1,710,429)	(3,088,491)	(1,906,804)	(16,005,487)	(13,126,172)
Adjustments to maintain reserves	(23)	84	(62)	85	765	1,207	(46)	211

Net equity transactions	11,035,375	4,246,470	(1,712,530)	161,485	(2,370,043)	3,709,551	22,170,664	4,593,034

Net change in contract owners’ equity	23,994,328	23,752,044	1,834,947	3,061,668	(756,522)	5,995,673	103,470,958	44,681,578
Contract owners’ equity at beginning of period	61,039,155	37,287,111	29,972,579	26,910,911	31,101,082	25,105,409	293,835,308	249,153,730

Contract owners’ equity at end of period	$85,033,483	61,039,155	31,807,526	29,972,579	30,344,560	31,101,082	397,306,266	293,835,308

CHANGE IN UNITS:
Beginning units	2,390,710	2,187,471	1,969,492	1,961,761	2,372,269	2,052,141	15,376,934	15,244,444
Units purchased	1,186,253	1,400,189	391,742	282,459	124,020	993,190	5,086,359	6,963,294
Units redeemed	(808,446)	(1,196,950)	(501,284)	(274,728)	(302,599)	(673,062)	(4,093,896)	(6,830,804)

Ending units	2,768,517	2,390,710	1,859,950	1,969,492	2,193,690	2,372,269	16,369,397	15,376,934

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDA		GVIDC		GVIDM		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(115,447)	(67,308)	(221,497)	(238,496)	(840,417)	(749,867)	225,292	190,223
Realized gain (loss) on investments	141,941	(21,231)	144,319	(78,089)	(49,222)	(2,540,885)	531,831	56,739
Change in unrealized gain (loss) on investments	944,604	387,623	271,712	1,206,348	6,954,101	5,501,942	(480,286)	409,784
Reinvested capital gains	160,790	349,382	130,690	194,741	924,806	3,784,868	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,131,888	648,466	325,224	1,084,504	6,989,268	5,996,058	276,837	656,746

Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,830	220,387	1,783,895	1,350,907	3,291,394	4,764,076	819,586	692,646
Transfers between funds	(649,063)	161,639	627,331	563,457	(1,772,538)	(2,559,766)	3,383,138	(555,352)
Redemptions (notes 2, 3, and 4)	(346,239)	(292,609)	(1,599,930)	(1,928,806)	(5,418,716)	(3,763,958)	(2,829,687)	(259,916)
Adjustments to maintain reserves	(136)	72	11	111	(16)	353	(115)	47

Net equity transactions	1,201,392	89,489	811,307	(14,331)	(3,899,876)	(1,559,295)	1,372,922	(122,575)

Net change in contract owners’ equity	2,333,280	737,955	1,136,531	1,070,173	3,089,392	4,436,763	1,649,759	534,171
Contract owners’ equity at beginning of period	6,786,724	6,048,769	21,036,530	19,966,357	78,641,214	74,204,451	4,831,401	4,297,230

Contract owners’ equity at end of period	$9,120,004	6,786,724	22,173,061	21,036,530	81,730,606	78,641,214	6,481,160	4,831,401

CHANGE IN UNITS:
Beginning units	436,586	434,608	1,761,427	1,766,874	5,548,509	5,709,062	375,806	350,519
Units purchased	160,093	102,842	285,483	479,706	514,202	1,710,080	551,523	585,269
Units redeemed	(80,562)	(100,864)	(220,976)	(485,153)	(774,512)	(1,870,633)	(442,569)	(559,982)

Ending units	516,117	436,586	1,825,934	1,761,427	5,288,199	5,548,509	484,760	375,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG2		IDPGI2		MCIF		MSBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(34,016)	(30,459)	(34,008)	(34,599)	77,796	40,274	451,766	218,191
Realized gain (loss) on investments	75,599	(27,736)	34,331	17,750	247,459	(2,467,784)	387,972	(54,908)
Change in unrealized gain (loss) on investments	163,156	227,784	132,031	107,030	12,889,826	6,721,451	(443,011)	166,828
Reinvested capital gains	107,055	50,737	84,162	37,273	1,350,459	2,560,807	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	311,794	220,326	216,516	127,454	14,565,540	6,854,748	396,727	330,111

Equity transactions:
Purchase payments received from contract owners (note 4)	105,739	977,893	112,772	218,453	10,921,125	6,904,788	364,783	581,652
Transfers between funds	(16,288)	(84,150)	(50,623)	67,636	1,320,166	(2,378,435)	(482,619)	(256,304)
Redemptions (notes 2, 3, and 4)	(760,110)	(58,596)	(74,674)	(127,514)	(3,088,726)	(2,149,193)	(876,704)	(1,434,676)
Adjustments to maintain reserves	(17)	28	(39)	22	22	153	23	46

Net equity transactions	(670,676)	835,175	(12,564)	158,597	9,152,587	2,377,313	(994,517)	(1,109,282)

Net change in contract owners’ equity	(358,882)	1,055,501	203,952	286,051	23,718,127	9,232,061	(597,790)	(779,171)
Contract owners’ equity at beginning of period	3,279,868	2,224,367	3,548,938	3,262,887	61,140,211	51,908,150	11,168,508	11,947,679

Contract owners’ equity at end of period	$2,920,986	3,279,868	3,752,890	3,548,938	84,858,338	61,140,211	10,570,718	11,168,508

CHANGE IN UNITS:
Beginning units	246,762	176,349	281,636	267,858	3,783,684	3,593,941	992,124	1,088,320
Units purchased	12,666	121,865	21,465	202,469	1,576,026	1,525,924	469,779	901,648
Units redeemed	(60,814)	(51,452)	(23,196)	(188,691)	(1,089,484)	(1,336,181)	(559,303)	(997,844)

Ending units	198,614	246,762	279,905	281,636	4,270,226	3,783,684	902,600	992,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NAMAA2		NAMGI2		NCPG2		NCPGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(74,604)	(62)	(48,623)	10,027	(16,982)	(7,485)	(16,952)	(7,642)
Realized gain (loss) on investments	93,498	36,545	134,618	21,905	45,266	3,229	18,200	(1,279)
Change in unrealized gain (loss) on investments	645,460	96,598	982,829	18,975	147,668	78,415	123,225	48,942
Reinvested capital gains	-	195,165	-	269,345	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	664,354	328,246	1,068,824	320,252	175,952	74,159	124,473	40,021

Equity transactions:
Purchase payments received from contract owners (note 4)	1,977,002	259,148	302,996	743,120	1,919	56,914	153,490	124,202
Transfers between funds	(146,257)	486,553	(390,046)	421,256	8,980	867	112,994	(33,128)
Redemptions (notes 2, 3, and 4)	(265,753)	(351,114)	(396,999)	(167,882)	(265,622)	(170,540)	(79,257)	(68,713)
Adjustments to maintain reserves	(54)	55	(40)	67	(87)	73	(31)	15

Net equity transactions	1,564,938	394,642	(484,089)	996,561	(254,810)	(112,686)	187,196	22,376

Net change in contract owners’ equity	2,229,292	722,888	584,735	1,316,813	(78,858)	(38,527)	311,669	62,397
Contract owners’ equity at beginning of period	5,403,576	4,680,688	5,392,728	4,075,915	1,303,958	1,342,485	1,331,120	1,268,723

Contract owners’ equity at end of period	$7,632,868	5,403,576	5,977,463	5,392,728	1,225,100	1,303,958	1,642,789	1,331,120

CHANGE IN UNITS:
Beginning units	385,288	352,573	348,334	278,201	100,459	109,470	107,299	106,114
Units purchased	143,138	94,890	36,676	106,364	3,303	16,009	28,523	63,827
Units redeemed	(40,639)	(62,175)	(66,503)	(36,231)	(20,508)	(25,020)	(14,245)	(62,642)

Ending units	487,787	385,288	318,507	348,334	83,254	100,459	121,577	107,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NJMMA2		NVAMV2		NVAMVZ		NVBX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,834	(1,579)	(5,878)	(529)	(19,575)	74,278	445,996	506,621
Realized gain (loss) on investments	(1,131)	(332)	181,260	(234,736)	2,427,844	96,506	563,825	1,057,248
Change in unrealized gain (loss) on investments	4,845	5,926	628,346	78,149	966,456	1,417,586	(2,854,983)	837,476
Reinvested capital gains	22,084	996	-	81,631	-	-	201,349	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,632	5,011	803,728	(75,485)	3,374,725	1,588,370	(1,643,813)	2,401,345

Equity transactions:
Purchase payments received from contract owners (note 4)	119,367	52,471	60	111,207	1,249,976	161,543	3,423,305	6,485,460
Transfers between funds	41,655	350,747	(660,968)	(863,881)	(188,147)	8,726,536	1,844,159	2,376,346
Redemptions (notes 2, 3, and 4)	(4,257)	(769)	(284,088)	(79,758)	(1,471,816)	(512,069)	(1,771,600)	(3,446,881)
Adjustments to maintain reserves	2	(6)	(81)	11	49	(49)	(3)	95

Net equity transactions	156,767	402,443	(945,077)	(832,421)	(409,938)	8,375,961	3,495,861	5,415,020

Net change in contract owners’ equity	191,399	407,454	(141,349)	(907,906)	2,964,787	9,964,331	1,852,048	7,816,365
Contract owners’ equity at beginning of period	449,945	42,491	2,805,003	3,712,909	9,964,331	-	47,540,573	39,724,208

Contract owners’ equity at end of period	$641,344	449,945	2,663,654	2,805,003	12,929,118	9,964,331	49,392,621	47,540,573

CHANGE IN UNITS:
Beginning units	44,348	4,211	205,241	272,063	844,329	-	4,128,643	3,668,625
Units purchased	26,864	42,439	43,442	52,496	616,317	1,000,697	1,567,995	2,253,304
Units redeemed	(11,570)	(2,302)	(102,053)	(119,318)	(634,284)	(156,368)	(1,266,270)	(1,793,286)

Ending units	59,642	44,348	146,630	205,241	826,362	844,329	4,430,368	4,128,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD2		NVCCA2		NVCCN2		NVCMA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$55,459	67,205	(169,272)	(72,979)	(230,241)	(199,619)	(101,408)	(19,565)
Realized gain (loss) on investments	(60,512)	205,921	182,292	(894,399)	361,781	(41,886)	163,121	(338,766)
Change in unrealized gain (loss) on investments	(378,068)	(10,714)	1,794,440	1,676,709	277,992	1,120,837	1,240,198	828,877
Reinvested capital gains	212,776	11,673	-	562,299	35,629	36,924	-	156,981

Net increase (decrease) in contract owners’ equity resulting from operations	(170,345)	274,085	1,807,460	1,271,630	445,161	916,256	1,301,911	627,527

Equity transactions:
Purchase payments received from contract owners (note 4)	2,604,034	1,387,575	1,161,603	126,943	579,499	440,268	682,684	451,047
Transfers between funds	24,187	(128,271)	(129,103)	(2,562,201)	(357,880)	2,370,719	(281,192)	(1,090,569)
Redemptions (notes 2, 3, and 4)	(370,593)	(473,964)	(1,565,549)	(2,309,060)	(2,205,416)	(1,364,994)	(941,963)	(624,841)
Adjustments to maintain reserves	(24)	12	447	105	(35)	30	70	(38)

Net equity transactions	2,257,604	785,352	(532,602)	(4,744,213)	(1,983,832)	1,446,023	(540,401)	(1,264,401)

Net change in contract owners’ equity	2,087,259	1,059,437	1,274,858	(3,472,583)	(1,538,671)	2,362,279	761,510	(636,874)
Contract owners’ equity at beginning of period	5,481,774	4,422,337	13,146,875	16,619,458	16,934,679	14,572,400	7,816,558	8,453,432

Contract owners’ equity at end of period	$7,569,033	5,481,774	14,421,733	13,146,875	15,396,008	16,934,679	8,578,068	7,816,558

CHANGE IN UNITS:
Beginning units	467,298	397,890	681,856	955,276	1,268,916	1,161,469	379,172	457,481
Units purchased	505,579	440,367	69,187	129,084	221,558	533,119	41,735	72,269
Units redeemed	(312,819)	(370,959)	(121,107)	(402,504)	(363,869)	(425,672)	(63,573)	(150,578)

Ending units	660,058	467,298	629,936	681,856	1,126,605	1,268,916	357,334	379,172

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(126,318)	(84,604)	(302,747)	(117,214)	(73,261)	(32,172)	(147,959)	(75,951)
Realized gain (loss) on investments	143,690	(92,318)	687,756	(378,935)	311,045	(1,026,780)	103,259	(442,746)
Change in unrealized gain (loss) on investments	637,917	715,187	2,303,503	2,253,223	817,069	1,039,552	1,137,178	1,168,095
Reinvested capital gains	2,224	59,861	-	638,488	-	-	-	160,852

Net increase (decrease) in contract owners’ equity resulting from operations	657,513	598,126	2,688,512	2,395,562	1,054,853	(19,400)	1,092,478	810,250

Equity transactions:
Purchase payments received from contract owners (note 4)	651,183	45,330	(56,101)	1,513,418	1,074,803	102,845	844,739	938,560
Transfers between funds	(339,674)	(331,290)	618,911	3,849,600	(1,047,562)	(3,805,167)	522,362	(739,444)
Redemptions (notes 2, 3, and 4)	(870,912)	(1,211,031)	(5,891,786)	(2,741,239)	(227,603)	(281,863)	(1,023,455)	(1,388,140)
Adjustments to maintain reserves	(6)	27	(13)	63	(40)	86	14	151

Net equity transactions	(559,409)	(1,496,964)	(5,328,989)	2,621,842	(200,402)	(3,984,099)	343,660	(1,188,873)

Net change in contract owners’ equity	98,104	(898,838)	(2,640,477)	5,017,404	854,451	(4,003,499)	1,436,138	(378,623)
Contract owners’ equity at beginning of period	9,068,705	9,967,543	24,004,776	18,987,372	5,894,683	9,898,182	11,811,786	12,190,409

Contract owners’ equity at end of period	$9,166,809	9,068,705	21,364,299	24,004,776	6,749,134	5,894,683	13,247,924	11,811,786

CHANGE IN UNITS:
Beginning units	582,852	690,391	1,334,244	1,152,213	267,596	506,224	704,946	782,961
Units purchased	86,221	48,821	66,191	451,176	86,605	51,143	118,649	167,415
Units redeemed	(120,813)	(156,360)	(338,889)	(269,145)	(96,140)	(289,771)	(105,343)	(245,430)

Ending units	548,260	582,852	1,061,546	1,334,244	258,061	267,596	718,252	704,946

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(191,937)	(155,733)	(185,900)	(110,177)	(2,511)	18,975	3,240	2,618
Realized gain (loss) on investments	936,109	(68,273)	94,993	(255,853)	25,335	11,169	52,267	10,812
Change in unrealized gain (loss) on investments	193,630	1,018,251	1,599,707	1,229,619	(171,314)	46,435	65,189	67,009
Reinvested capital gains	168,274	357,903	264,377	522,809	1,471	7,290	534	10

Net increase (decrease) in contract owners’ equity resulting from operations	1,106,076	1,152,148	1,773,177	1,386,398	(147,019)	83,869	121,230	80,449

Equity transactions:
Purchase payments received from contract owners (note 4)	2,085,482	982,872	1,693,967	529,390	1,368,628	1,745,972	312,058	118,959
Transfers between funds	(6,261,237)	4,760,629	(649,399)	6,164,811	1,609,256	1,709,665	87,017	99,977
Redemptions (notes 2, 3, and 4)	(2,822,849)	(1,070,965)	(1,658,449)	(778,147)	(169,907)	(49,938)	(9,577)	(6,591)
Adjustments to maintain reserves	24	6	430	45	(38)	(10)	2	(10)

Net equity transactions	(6,998,580)	4,672,542	(613,451)	5,916,099	2,807,939	3,405,689	389,500	212,335

Net change in contract owners’ equity	(5,892,504)	5,824,690	1,159,726	7,302,497	2,660,920	3,489,558	510,730	292,784
Contract owners’ equity at beginning of period	18,531,998	12,707,308	16,638,948	9,336,451	4,154,692	665,134	536,766	243,982

Contract owners’ equity at end of period	$12,639,494	18,531,998	17,798,674	16,638,948	6,815,612	4,154,692	1,047,496	536,766

CHANGE IN UNITS:
Beginning units	1,383,613	1,022,290	1,126,721	696,861	374,528	63,425	43,477	22,599
Units purchased	272,621	520,016	92,909	577,925	372,456	531,209	41,260	27,859
Units redeemed	(775,080)	(158,693)	(160,693)	(148,065)	(112,235)	(220,106)	(14,148)	(6,981)

Ending units	881,154	1,383,613	1,058,937	1,126,721	634,749	374,528	70,589	43,477

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVIE6		NVIX		NVLCP2		NVLCPP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$42,781	(5,263)	1,042,453	595,678	(71,794)	123,418	599,179	-
Realized gain (loss) on investments	15,545	(131,168)	271,975	(246,290)	(60,888)	216,729	(15,348)	-
Change in unrealized gain (loss) on investments	328,540	314,021	3,381,052	1,451,337	(309,432)	323,215	(639,973)	-
Reinvested capital gains	-	-	-	1,236,147	247,945	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	386,866	177,590	4,695,480	3,036,872	(194,169)	663,362	(56,142)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	112,494	692,868	7,435,393	5,597,254	1,011,141	204,538	203,911	-
Transfers between funds	(409,808)	(345,110)	(915,193)	(1,192,114)	(9,619,814)	1,779,481	37,797,729	-
Redemptions (notes 2, 3, and 4)	(137,287)	(135,214)	(2,465,733)	(1,852,144)	(730,901)	(1,720,134)	(510,544)	-
Adjustments to maintain reserves	(41)	40	(2)	132	(25)	78	(10)	-

Net equity transactions	(434,642)	212,584	4,054,465	2,553,128	(9,339,599)	263,963	37,491,086	-

Net change in contract owners’ equity	(47,776)	390,174	8,749,945	5,590,000	(9,533,768)	927,325	37,434,944	-
Contract owners’ equity at beginning of period	3,633,783	3,243,609	47,877,138	42,287,138	9,533,768	8,606,443	-	-

Contract owners’ equity at end of period	$3,586,007	3,633,783	56,627,083	47,877,138	-	9,533,768	37,434,944	-

CHANGE IN UNITS:
Beginning units	300,908	286,598	3,735,656	3,514,715	763,244	741,230	-	-
Units purchased	27,618	133,822	1,041,039	1,611,037	173,595	658,974	4,049,831	-
Units redeemed	(61,657)	(119,512)	(754,330)	(1,390,096)	(936,839)	(636,960)	(267,695)	-

Ending units	266,869	300,908	4,022,365	3,735,656	-	763,244	3,782,136	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLCPY		NVMGA2		NVMIG6		NVMIVZ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,105	-	75,550	39,480	(117,590)	(36,723)	88,677	(9,371)
Realized gain (loss) on investments	-	-	47,299	44,786	435,161	(4,911)	248,430	7,839
Change in unrealized gain (loss) on investments	(1,072)	-	(35,884)	195,474	(1,487,199)	637,275	929	531,063
Reinvested capital gains	-	-	-	-	317,278	1,741,639	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33	-	86,965	279,740	(852,350)	2,337,280	338,036	529,531

Equity transactions:
Purchase payments received from contract owners (note 4)	62,150	-	509,967	566,534	2,216,330	561,996	198,243	981
Transfers between funds	-	-	112,281	(14,354)	7,701,363	(421,363)	982,562	3,368,110
Redemptions (notes 2, 3, and 4)	(13)	-	(300,938)	(215,806)	(795,102)	(337,664)	(370,734)	(100,018)
Adjustments to maintain reserves	4	-	(33)	15	(76)	141	(2)	153

Net equity transactions	62,141	-	321,277	336,389	9,122,515	(196,890)	810,069	3,269,226

Net change in contract owners’ equity	62,174	-	408,242	616,129	8,270,165	2,140,390	1,148,105	3,798,757
Contract owners’ equity at beginning of period	-	-	2,610,912	1,994,783	8,016,192	5,875,802	3,798,757	-

Contract owners’ equity at end of period	$62,174	-	3,019,154	2,610,912	16,286,357	8,016,192	4,946,862	3,798,757

CHANGE IN UNITS:
Beginning units	-	-	202,528	175,216	324,034	355,401	323,306	-
Units purchased	6,210	-	51,803	91,422	552,348	245,405	161,587	337,235
Units redeemed	(1)	-	(27,910)	(64,110)	(207,635)	(276,772)	(98,188)	(13,929)

Ending units	6,209	-	226,421	202,528	668,747	324,034	386,705	323,306

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLG2		NVMM2		NVMMG1		NVMMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(130,504)	(107,797)	(1,892,524)	(2,123,632)	(2,201)	(1,800)	(219,310)	(161,246)
Realized gain (loss) on investments	(705,941)	(920,197)	-	-	5,254	(290)	2,501,059	717,352
Change in unrealized gain (loss) on investments	2,286,030	(724,656)	-	-	(51,827)	51,496	(5,300,951)	3,819,736
Reinvested capital gains	1,634,742	3,584,219	-	-	29,502	18,893	2,248,564	1,571,969

Net increase (decrease) in contract owners’ equity resulting from operations	3,084,327	1,831,569	(1,892,524)	(2,123,632)	(19,272)	68,299	(770,638)	5,947,811

Equity transactions:
Purchase payments received from contract owners (note 4)	245,840	386,478	33,930,265	29,708,296	196,375	-	2,766,057	1,177,460
Transfers between funds	474,453	(251,692)	(4,908,510)	54,808,469	1,598	-	492,595	(1,610,130)
Redemptions (notes 2, 3, and 4)	(1,192,791)	(1,272,937)	(48,505,744)	(56,089,069)	(39,158)	(1,046)	(1,787,654)	(1,300,155)
Adjustments to maintain reserves	(160)	207	23	(235)	43	38	61	(84)

Net equity transactions	(472,658)	(1,137,944)	(19,483,966)	28,427,461	158,858	(1,008)	1,471,059	(1,732,909)

Net change in contract owners’ equity	2,611,669	693,625	(21,376,490)	26,303,829	139,586	67,291	700,421	4,214,902
Contract owners’ equity at beginning of period	8,566,887	7,873,262	153,591,219	127,287,390	183,999	116,708	15,790,536	11,575,634

Contract owners’ equity at end of period	$11,178,556	8,566,887	132,214,729	153,591,219	323,585	183,999	16,490,957	15,790,536

CHANGE IN UNITS:
Beginning units	246,971	292,166	17,318,922	14,182,547	3,083	3,105	371,459	434,104
Units purchased	67,634	97,313	47,495,014	84,484,533	17,092	-	449,037	552,700
Units redeemed	(82,804)	(142,508)	(49,772,522)	(81,348,158)	(748)	(22)	(410,979)	(615,345)

Ending units	231,801	246,971	15,041,414	17,318,922	19,427	3,083	409,517	371,459

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNMO1		NVNMO2		NVNSR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(45,979)	42,094	676	-	(42,971)	(32,088)	(11,234)	(3,675)
Realized gain (loss) on investments	293,305	(1,761,022)	789	-	143,550	(181,700)	38,131	(13,649)
Change in unrealized gain (loss) on investments	1,340,579	1,457,598	24,594	-	793,149	315,898	135,604	73,553
Reinvested capital gains	-	-	6,127	-	89,020	310,175	192,008	76,862

Net increase (decrease) in contract owners’ equity resulting from operations	1,587,905	(261,330)	32,186	-	982,748	412,285	354,509	133,091

Equity transactions:
Purchase payments received from contract owners (note 4)	704,126	285,755	420,230	-	318,850	323,604	172,107	41,223
Transfers between funds	1,107,653	(513,814)	(5,660)	-	11,655	(592,573)	89,702	(142,128)
Redemptions (notes 2, 3, and 4)	(1,318,797)	(854,149)	(3,009)	-	(430,874)	(235,110)	(23,105)	(6,299)
Adjustments to maintain reserves	51	138	2	-	(112)	19	2	23

Net equity transactions	493,033	(1,082,070)	411,563	-	(100,481)	(504,060)	238,706	(107,181)

Net change in contract owners’ equity	2,080,938	(1,343,400)	443,749	-	882,267	(91,775)	593,215	25,910
Contract owners’ equity at beginning of period	6,798,554	8,141,954	-	-	4,018,006	4,109,781	1,334,773	1,308,863

Contract owners’ equity at end of period	$8,879,492	6,798,554	443,749	-	4,900,273	4,018,006	1,927,988	1,334,773

CHANGE IN UNITS:
Beginning units	288,719	338,410	-	-	222,412	254,841	82,702	91,030
Units purchased	187,730	153,581	45,496	-	31,412	92,699	22,242	5,414
Units redeemed	(168,201)	(203,272)	(12,839)	-	(37,265)	(125,128)	(9,727)	(13,742)

Ending units	308,248	288,719	32,657	-	216,559	222,412	95,217	82,702

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG2		NVRE2		NVSIX2		NVSTB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(139,009)	(11,274)	(12,739)	7,090	(155,046)	(64,411)	(33,713)	62,280
Realized gain (loss) on investments	808,714	(1,009,948)	716,317	141,905	(2,554,989)	(7,495,667)	42,310	193,372
Change in unrealized gain (loss) on investments	3,221,111	1,811,526	2,333,503	(795,629)	7,234,179	12,812,338	(306,333)	51,775
Reinvested capital gains	294,178	1,281,252	-	24,317	925,779	1,525,866	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,184,994	2,071,556	3,037,081	(622,317)	5,449,923	6,778,126	(297,736)	307,427

Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,574	1,191,716	779,800	722,588	6,793,925	4,225,457	3,382,318	2,960,944
Transfers between funds	(281,856)	264,465	2,514,259	(519,015)	(3,927,840)	(2,204,287)	(2,304,108)	1,195,300
Redemptions (notes 2, 3, and 4)	(1,818,807)	(927,913)	(744,411)	(258,361)	(2,350,168)	(1,258,996)	(2,014,458)	(2,735,281)
Adjustments to maintain reserves	10	79	(90)	98	52	177	4	80

Net equity transactions	95,921	528,347	2,549,558	(54,690)	515,969	762,351	(936,244)	1,421,043

Net change in contract owners’ equity	4,280,915	2,599,903	5,586,639	(677,007)	5,965,892	7,540,477	(1,233,980)	1,728,470
Contract owners’ equity at beginning of period	14,837,614	12,237,711	6,370,922	7,047,929	42,580,886	35,040,409	16,949,397	15,220,927

Contract owners’ equity at end of period	$19,118,529	14,837,614	11,957,561	6,370,922	48,546,778	42,580,886	15,715,417	16,949,397

CHANGE IN UNITS:
Beginning units	761,770	736,194	454,095	472,761	2,572,422	2,499,929	1,641,171	1,501,654
Units purchased	293,370	716,839	434,910	242,270	1,029,259	1,219,686	1,191,022	2,369,142
Units redeemed	(291,901)	(691,263)	(292,644)	(260,936)	(1,008,163)	(1,147,193)	(1,296,999)	(2,229,625)

Ending units	763,239	761,770	596,361	454,095	2,593,518	2,572,422	1,535,194	1,641,171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVTIV3		SAM		SCF		SCF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,854	4,594	(411)	(339)	(114,152)	(78,330)	(56,203)	(24,541)
Realized gain (loss) on investments	33,622	(146,121)	-	-	1,011,864	(448,519)	799,543	(190,215)
Change in unrealized gain (loss) on investments	51,743	203,616	-	-	1,019,529	1,411,510	199,824	611,847
Reinvested capital gains	-	-	-	-	83,843	245,560	58,039	115,416

Net increase (decrease) in contract owners’ equity resulting from operations	91,219	62,089	(411)	(339)	2,001,084	1,130,221	1,001,203	512,507

Equity transactions:
Purchase payments received from contract owners (note 4)	-	156,960	-	-	43,440	7,627	1,631,381	253,020
Transfers between funds	(394,724)	(449,223)	-	-	64,069	(38,934)	401,946	(110,052)
Redemptions (notes 2, 3, and 4)	(138,032)	(89,034)	(15)	(20)	(1,013,177)	(772,922)	(199,422)	(22,829)
Adjustments to maintain reserves	(28)	53	(5)	1	4	22	(35)	16

Net equity transactions	(532,784)	(381,244)	(20)	(19)	(905,664)	(804,207)	1,833,870	120,155

Net change in contract owners’ equity	(441,565)	(319,155)	(431)	(358)	1,095,420	326,014	2,835,073	632,662
Contract owners’ equity at beginning of period	1,057,621	1,376,776	31,741	32,099	7,042,028	6,716,014	3,280,875	2,648,213

Contract owners’ equity at end of period	$616,056	1,057,621	31,310	31,741	8,137,448	7,042,028	6,115,948	3,280,875

CHANGE IN UNITS:
Beginning units	101,653	137,389	3,513	3,515	398,382	459,283	203,616	198,949
Units purchased	1,404	71,333	-	-	124,050	90,906	282,095	54,650
Units redeemed	(48,828)	(107,069)	(2)	(2)	(165,952)	(151,807)	(190,872)	(49,983)

Ending units	54,229	101,653	3,511	3,513	356,480	398,382	294,839	203,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCGF		SCGF2		SCVF		SCVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(94,881)	(81,261)	(75,596)	(42,782)	(54,735)	(32,325)	(46,182)	(29,137)
Realized gain (loss) on investments	906,944	(357,707)	1,098,378	174,259	772,002	(1,534,188)	1,385,756	(1,550,580)
Change in unrealized gain (loss) on investments	(763,171)	1,475,298	(1,015,784)	596,614	88,025	1,555,015	(364,978)	1,676,573
Reinvested capital gains	504,776	630,114	563,307	504,154	-	11,913	-	12,061

Net increase (decrease) in contract owners’ equity resulting from operations	553,668	1,666,444	570,305	1,232,245	805,292	415	974,596	108,917

Equity transactions:
Purchase payments received from contract owners (note 4)	76,757	98,986	1,921,552	986,690	15,191	38,108	620,817	380,946
Transfers between funds	(1,050,728)	(844,601)	(61,362)	(1,415,260)	480,681	(217,872)	(854,072)	171,880
Redemptions (notes 2, 3, and 4)	(624,358)	(759,194)	(251,866)	(251,520)	(518,737)	(306,144)	(361,473)	(197,254)
Adjustments to maintain reserves	3	58	(102)	52	(23)	168	(73)	37

Net equity transactions	(1,598,326)	(1,504,751)	1,608,222	(680,038)	(22,888)	(485,740)	(594,801)	355,609

Net change in contract owners’ equity	(1,044,658)	161,693	2,178,527	552,207	782,404	(485,325)	379,795	464,526
Contract owners’ equity at beginning of period	6,525,872	6,364,179	4,471,474	3,919,267	2,609,376	3,094,701	3,156,011	2,691,485

Contract owners’ equity at end of period	$5,481,214	6,525,872	6,650,001	4,471,474	3,391,780	2,609,376	3,535,806	3,156,011

CHANGE IN UNITS:
Beginning units	269,724	366,612	224,995	274,067	197,758	243,444	258,015	228,530
Units purchased	98,374	349,872	426,794	414,080	149,648	131,635	254,513	261,435
Units redeemed	(160,286)	(446,760)	(344,147)	(463,152)	(150,281)	(177,321)	(290,208)	(231,950)

Ending units	207,812	269,724	307,642	224,995	197,125	197,758	222,320	258,015

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF		TRF2		AMSRS		NBARMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,341)	(21,417)	(11,534)	(4,988)	(14)	-	(11,303)	(4,310)
Realized gain (loss) on investments	78,580	(40,618)	17,584	(81,341)	-	-	22,583	(16,491)
Change in unrealized gain (loss) on investments	227,208	(75,030)	261,268	(61,077)	1,071	-	101,391	(18,960)
Reinvested capital gains	100,349	153,392	91,233	87,866	-	-	80,947	72,181

Net increase (decrease) in contract owners’ equity resulting from operations	390,796	16,327	358,551	(59,540)	1,057	-	193,618	32,420

Equity transactions:
Purchase payments received from contract owners (note 4)	69,699	12,478	604,335	360,978	12,500	-	66,097	150
Transfers between funds	(123,644)	(1,073,782)	23,572	(259,649)	20,837	-	444	(189,671)
Redemptions (notes 2, 3, and 4)	(222,331)	(335,884)	(31,426)	(25,218)	(16)	-	(21,472)	(76,511)
Adjustments to maintain reserves	(141)	152	1	6	4	-	(16)	22

Net equity transactions	(276,417)	(1,397,036)	596,482	76,117	33,325	-	45,053	(266,010)

Net change in contract owners’ equity	114,379	(1,380,709)	955,033	16,577	34,382	-	238,671	(233,590)
Contract owners’ equity at beginning of period	2,012,551	3,393,260	1,381,257	1,364,680	-	-	1,106,988	1,340,578

Contract owners’ equity at end of period	$2,126,930	2,012,551	2,336,290	1,381,257	34,382	-	1,345,659	1,106,988

CHANGE IN UNITS:
Beginning units	104,470	192,422	81,166	87,058	-	-	101,023	130,782
Units purchased	23,016	100,566	64,251	84,372	3,312	-	26,600	33,652
Units redeemed	(35,598)	(188,518)	(31,151)	(90,264)	(1)	-	(22,322)	(63,411)

Ending units	91,888	104,470	114,266	81,166	3,311	-	105,301	101,023

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NO7TB		NOTBBA		PMUBA		PMVAAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,581)	2,143	(142,482)	155,212	29,198	48,495	507,609	161,801
Realized gain (loss) on investments	76,952	9,566	(926,784)	(891,804)	(9,505)	(32,033)	60,611	(244,128)
Change in unrealized gain (loss) on investments	24,308	(3,602)	539,113	866,560	(95,752)	98,860	81,398	56,386
Reinvested capital gains	10,752	20,954	-	-	64,693	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,431	29,061	(530,153)	129,968	(11,366)	115,322	649,618	(25,941)

Equity transactions:
Purchase payments received from contract owners (note 4)	647	30,862	48,116	291,798	779,919	348,710	210,115	166,471
Transfers between funds	40,930	32,774	(1,714,211)	3,993,371	1,080,185	(229,198)	1,351,609	(2,004,260)
Redemptions (notes 2, 3, and 4)	(351,766)	(73,702)	(2,668,229)	(2,673,282)	(1,053,827)	(434,023)	(1,082,069)	(651,623)
Adjustments to maintain reserves	(21)	31	(59)	83	(279)	306	32	79

Net equity transactions	(310,210)	(10,035)	(4,334,383)	1,611,970	805,998	(314,205)	479,687	(2,489,333)

Net change in contract owners’ equity	(206,779)	19,026	(4,864,536)	1,741,938	794,632	(198,883)	1,129,305	(2,515,274)
Contract owners’ equity at beginning of period	882,747	863,721	17,971,764	16,229,826	3,728,860	3,927,743	4,326,749	6,842,023

Contract owners’ equity at end of period	$675,968	882,747	13,107,228	17,971,764	4,523,492	3,728,860	5,456,054	4,326,749

CHANGE IN UNITS:
Beginning units	78,364	79,560	1,802,935	1,667,441	336,037	366,629	339,247	569,470
Units purchased	3,812	8,298	724,161	732,507	470,806	96,539	141,722	89,305
Units redeemed	(28,934)	(9,494)	(1,171,579)	(597,013)	(402,318)	(127,131)	(106,571)	(319,528)

Ending units	53,242	78,364	1,355,517	1,802,935	404,525	336,037	374,398	339,247

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVEBD		PMVFAD		PMVFHI		PMVFHV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$188,021	188,661	133,635	81,216	2,024	-	17,617	170,870
Realized gain (loss) on investments	33,953	(88,747)	18,200	(83,189)	(48)	-	(10,207)	(66,868)
Change in unrealized gain (loss) on investments	(460,874)	113,738	(412,278)	171,746	(8,677)	-	(161,719)	(90,317)
Reinvested capital gains	-	-	4,936	-	589	-	34,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	(238,900)	213,652	(255,507)	169,773	(6,112)	-	(119,996)	13,685

Equity transactions:
Purchase payments received from contract owners (note 4)	444,732	920,265	523,940	455,866	618,175	-	260,403	887,871
Transfers between funds	(113,211)	(647,841)	434,285	(113,119)	3,859	-	513,746	(1,555,887)
Redemptions (notes 2, 3, and 4)	(583,528)	(327,654)	(192,073)	(262,090)	(2,895)	-	(59,796)	(94,091)
Adjustments to maintain reserves	(661)	817	(94)	202	(10)	-	(75)	242

Net equity transactions	(252,668)	(54,413)	766,058	80,859	619,129	-	714,278	(761,865)

Net change in contract owners’ equity	(491,568)	159,239	510,551	250,632	613,017	-	594,282	(748,180)
Contract owners’ equity at beginning of period	6,195,225	6,035,986	2,367,755	2,117,123	-	-	3,630,741	4,378,921

Contract owners’ equity at end of period	$5,703,657	6,195,225	2,878,306	2,367,755	613,017	-	4,225,023	3,630,741

CHANGE IN UNITS:
Beginning units	396,220	407,891	191,575	187,718	-	-	322,091	406,910
Units purchased	93,429	185,814	157,911	222,715	65,720	-	114,077	318,519
Units redeemed	(112,050)	(197,485)	(96,709)	(218,858)	(3,803)	-	(49,500)	(403,338)

Ending units	377,599	396,220	252,777	191,575	61,917	-	386,668	322,091

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVGBD		PMVHYD		PMVHYI		PMVII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$92,959	25,142	284,270	360,340	16,333	-	18,786	-
Realized gain (loss) on investments	(18,621)	(121,594)	119,646	165,973	(24)	-	(47)	-
Change in unrealized gain (loss) on investments	(284,211)	359,244	(267,457)	5,807	(5,991)	-	(13,223)	-
Reinvested capital gains	42,247	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(167,626)	262,792	136,459	532,120	10,318	-	5,516	-

Equity transactions:
Purchase payments received from contract owners (note 4)	8,345	13,403	15,957	124,838	1,003,800	-	1,936,826	-
Transfers between funds	(869,671)	621,214	(2,707,640)	(5,630,810)	26,314	-	6,601	-
Redemptions (notes 2, 3, and 4)	(508,407)	(524,940)	(3,037,589)	(6,056,627)	(5,071)	-	(10,419)	-
Adjustments to maintain reserves	(165)	274	(333)	2,351	(4)	-	(6)	-

Net equity transactions	(1,369,898)	109,951	(5,729,605)	(11,560,248)	1,025,039	-	1,933,002	-

Net change in contract owners’ equity	(1,537,524)	372,743	(5,593,146)	(11,028,128)	1,035,357	-	1,938,518	-
Contract owners’ equity at beginning of period	3,754,278	3,381,535	10,869,016	21,897,144	-	-	-	-

Contract owners’ equity at end of period	$2,216,754	3,754,278	5,275,870	10,869,016	1,035,357	-	1,938,518	-

CHANGE IN UNITS:
Beginning units	311,056	302,972	661,036	1,391,901	-	-	-	-
Units purchased	61,029	141,764	570,161	2,968,486	125,383	-	204,066	-
Units redeemed	(178,515)	(133,680)	(913,905)	(3,699,351)	(27,272)	-	(18,107)	-

Ending units	193,570	311,056	317,292	661,036	98,111	-	185,959	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVIV		PMVLAD		PMVLDI		PMVRI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$304,833	551,681	(159,359)	(71,449)	1,025	-	11,992	-
Realized gain (loss) on investments	139,183	(97,074)	78,820	181,874	(36)	-	40	-
Change in unrealized gain (loss) on investments	(315,224)	154,179	(289,335)	59,804	(6,486)	-	244	-
Reinvested capital gains	-	49,380	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,792	658,166	(369,874)	170,229	(5,497)	-	12,276	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,155,292	1,165,888	83,271	53,783	680,468	-	814,680	-
Transfers between funds	(181,268)	(1,322,660)	(203,272)	3,195,156	6,375	-	(2,521)	-
Redemptions (notes 2, 3, and 4)	(1,005,910)	(857,900)	(2,538,964)	(2,237,916)	(4,449)	-	(6,562)	-
Adjustments to maintain reserves	(841)	1,509	(217)	590	-	-	(2)	-

Net equity transactions	967,273	(1,013,163)	(2,659,182)	1,011,613	682,394	-	805,595	-

Net change in contract owners’ equity	1,096,065	(354,997)	(3,029,056)	1,181,842	676,897	-	817,871	-
Contract owners’ equity at beginning of period	17,592,818	17,947,815	17,170,918	15,989,076	-	-	-	-

Contract owners’ equity at end of period	$18,688,883	17,592,818	14,141,862	17,170,918	676,897	-	817,871	-

CHANGE IN UNITS:
Beginning units	1,515,055	1,627,886	1,710,033	1,618,232	-	-	-	-
Units purchased	512,780	676,293	625,028	2,212,245	82,741	-	91,315	-
Units redeemed	(433,281)	(789,124)	(896,356)	(2,120,444)	(14,452)	-	(15,806)	-

Ending units	1,594,554	1,515,055	1,438,705	1,710,033	68,289	-	75,509	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVRSD		PMVRSI		PMVSTA		PMVSTI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$128,160	88,725	7,527	-	(14,368)	(496)	1,924	-
Realized gain (loss) on investments	78,064	(121,389)	285	-	91,054	(40,562)	(57)	-
Change in unrealized gain (loss) on investments	742,472	50,484	1,332	-	(231,679)	125,915	(4,556)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	948,696	17,820	9,144	-	(154,993)	84,857	(2,689)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	215,707	146,822	439,128	-	6,565,269	5,219,707	791,989	-
Transfers between funds	1,643,896	(32,629)	(2,302)	-	(2,927,313)	(1,338,964)	5,269	-
Redemptions (notes 2, 3, and 4)	(218,934)	(83,439)	(3,739)	-	(452,632)	(363,054)	(5,477)	-
Adjustments to maintain reserves	16	65	(3)	-	(56)	348	-	-

Net equity transactions	1,640,685	30,819	433,084	-	3,185,268	3,518,037	791,781	-

Net change in contract owners’ equity	2,589,381	48,639	442,228	-	3,030,275	3,602,894	789,092	-
Contract owners’ equity at beginning of period	2,356,070	2,307,431	-	-	9,966,860	6,363,966	-	-

Contract owners’ equity at end of period	$4,945,451	2,356,070	442,228	-	12,997,135	9,966,860	789,092	-

CHANGE IN UNITS:
Beginning units	392,016	383,884	-	-	954,440	614,789	-	-
Units purchased	397,978	88,219	37,654	-	1,048,435	1,600,654	98,300	-
Units redeemed	(167,965)	(80,087)	(7,324)	-	(745,506)	(1,261,003)	(19,314)	-

Ending units	622,029	392,016	30,330	-	1,257,369	954,440	78,986	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRD		PMVTRI		PNVMC1		PROA30
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$129,062	218,184	7,740	-	(78)	-	(24,262)	(5,471)
Realized gain (loss) on investments	(1,443,669)	988,688	(642)	-	106	-	(448,709)	175,715
Change in unrealized gain (loss) on investments	(850,816)	340,230	(16,183)	-	5,026	-	(139,032)	81,608
Reinvested capital gains	1,327,788	324,768	3,391	-	2,374	-	242,116	103,936

Net increase (decrease) in contract owners’ equity resulting from operations	(837,635)	1,871,870	(5,694)	-	7,428	-	(369,887)	355,788

Equity transactions:
Purchase payments received from contract owners (note 4)	2,476,975	3,311,658	1,385,657	-	141,871	-	7,731	6,194
Transfers between funds	(31,746,977)	3,173,775	15,772	-	(907)	-	324,832	38,862
Redemptions (notes 2, 3, and 4)	(2,178,103)	(2,705,196)	(21,882)	-	(298)	-	(87,167)	(93,411)
Adjustments to maintain reserves	(1,031)	2,319	(6)	-	(2)	-	(57)	70

Net equity transactions	(31,449,136)	3,782,556	1,379,541	-	140,664	-	245,339	(48,285)

Net change in contract owners’ equity	(32,286,771)	5,654,426	1,373,847	-	148,092	-	(124,548)	307,503
Contract owners’ equity at beginning of period	32,286,771	26,632,345	-	-	-	-	1,339,522	1,032,019

Contract owners’ equity at end of period	$-	32,286,771	1,373,847	-	148,092	-	1,214,974	1,339,522

CHANGE IN UNITS:
Beginning units	2,566,206	2,273,091	-	-	-	-	86,278	88,772
Units purchased	891,200	2,494,984	173,879	-	11,623	-	1,644,327	1,211,655
Units redeemed	(3,457,406)	(2,201,869)	(35,994)	-	(96)	-	(1,632,923)	(1,214,149)

Ending units	-	2,566,206	137,885	-	11,527	-	97,682	86,278

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROAHY		PROBIO		PROBL		PROBM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$140,812	81,635	(76,268)	(78,432)	(77,347)	(52,925)	(19,383)	(9,594)
Realized gain (loss) on investments	2,624	(683,241)	764,568	686,266	848,627	360,447	350,969	(81,930)
Change in unrealized gain (loss) on investments	(269,809)	154,365	(52,127)	(319,300)	(81,516)	(30,557)	(72,870)	77,201
Reinvested capital gains	-	-	31,120	365,236	253,708	246,762	55,167	73,266

Net increase (decrease) in contract owners’ equity resulting from operations	(126,373)	(447,241)	667,293	653,770	943,472	523,727	313,883	58,943

Equity transactions:
Purchase payments received from contract owners (note 4)	28,993	102,360	65,324	29,895	79,129	13,367	35,523	3,844
Transfers between funds	(902,490)	(5,809,123)	(209,147)	208,064	(1,439,232)	(2,129,448)	302,689	62,975
Redemptions (notes 2, 3, and 4)	(1,247,401)	(1,578,116)	(705,233)	(600,920)	(533,656)	(536,011)	(477,462)	(115,988)
Adjustments to maintain reserves	(62)	88	27	41	(135)	123	(46)	70

Net equity transactions	(2,120,960)	(7,284,791)	(849,029)	(362,920)	(1,893,894)	(2,651,969)	(139,296)	(49,099)

Net change in contract owners’ equity	(2,247,333)	(7,732,032)	(181,736)	290,850	(950,422)	(2,128,242)	174,587	9,844
Contract owners’ equity at beginning of period	7,679,550	15,411,582	5,324,274	5,033,424	4,868,945	6,997,187	1,341,922	1,332,078

Contract owners’ equity at end of period	$5,432,217	7,679,550	5,142,538	5,324,274	3,918,523	4,868,945	1,516,509	1,341,922

CHANGE IN UNITS:
Beginning units	479,034	935,570	158,339	170,578	180,015	295,157	108,885	123,747
Units purchased	1,261,548	3,011,634	135,574	225,342	700,944	1,247,765	468,507	406,863
Units redeemed	(1,398,844)	(3,468,170)	(160,300)	(237,581)	(764,786)	(1,362,907)	(479,217)	(421,725)

Ending units	341,738	479,034	133,613	158,339	116,173	180,015	98,175	108,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROBNK		PROBR		PROCG		PROCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,517)	3,037	(20,092)	(6,932)	(36,468)	(16,372)	(51,578)	(52,811)
Realized gain (loss) on investments	479,971	(344,367)	(220,712)	12,299	656,381	329,510	(130,278)	(208,570)
Change in unrealized gain (loss) on investments	(165,627)	11,415	2,232	1,671	(227,568)	406,902	205,038	(243,669)
Reinvested capital gains	-	-	2,645	-	169,153	30,047	304,968	1,264,661

Net increase (decrease) in contract owners’ equity resulting from operations	302,827	(329,915)	(235,927)	7,038	561,498	750,087	328,150	759,611

Equity transactions:
Purchase payments received from contract owners (note 4)	69,424	10,902	24,157	6,681	53,826	19,160	14,002	20,472
Transfers between funds	881,843	(542,771)	199,482	42,836	1,087,569	915,316	(246,458)	(783,916)
Redemptions (notes 2, 3, and 4)	(271,926)	(87,817)	(42,541)	(114,620)	(810,806)	(298,320)	(432,535)	(163,688)
Adjustments to maintain reserves	(64)	88	(12)	25	(127)	77	(139)	154

Net equity transactions	679,277	(619,598)	181,086	(65,078)	330,462	636,233	(665,130)	(926,978)

Net change in contract owners’ equity	982,104	(949,513)	(54,841)	(58,040)	891,960	1,386,320	(336,980)	(167,367)
Contract owners’ equity at beginning of period	806,241	1,755,754	161,552	219,592	3,644,806	2,258,486	3,839,652	4,007,019

Contract owners’ equity at end of period	$1,788,345	806,241	106,711	161,552	4,536,766	3,644,806	3,502,672	3,839,652

CHANGE IN UNITS:
Beginning units	46,220	84,306	104,573	105,765	152,990	122,558	114,259	151,101
Units purchased	468,487	419,752	5,030,178	9,117,189	183,960	378,336	76,103	207,952
Units redeemed	(437,868)	(457,838)	(5,044,274)	(9,118,381)	(176,173)	(347,904)	(94,655)	(244,794)

Ending units	76,839	46,220	90,477	104,573	160,777	152,990	95,707	114,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROE30		PROEM		PROFIN		PROGVP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,313)	12,397	(28,394)	(19,607)	(42,067)	(25,864)	(9,641)	(18,200)
Realized gain (loss) on investments	449,397	(276,027)	(70,761)	342,529	451,968	(310,988)	(184,538)	98,987
Change in unrealized gain (loss) on investments	(117,181)	17,979	(257,312)	83,280	158,434	(274,996)	30,016	(19,640)
Reinvested capital gains	-	-	-	-	265,712	154,725	92,249	85,338

Net increase (decrease) in contract owners’ equity resulting from operations	322,903	(245,651)	(356,467)	406,202	834,047	(457,123)	(71,914)	146,485

Equity transactions:
Purchase payments received from contract owners (note 4)	56,580	6,744	1,341	48,177	85,751	12,915	2,107	3,492
Transfers between funds	265,569	(143,373)	(458,823)	(549,896)	1,594,018	(1,090,975)	(607,003)	487,651
Redemptions (notes 2, 3, and 4)	(260,140)	(450,119)	(138,605)	(299,206)	(679,826)	(760,286)	(124,894)	(320,850)
Adjustments to maintain reserves	(77)	54	(74)	64	4	68	(68)	(497)

Net equity transactions	61,932	(586,694)	(596,161)	(800,861)	999,947	(1,838,278)	(729,858)	169,796

Net change in contract owners’ equity	384,835	(832,345)	(952,628)	(394,659)	1,833,994	(2,295,401)	(801,772)	316,281
Contract owners’ equity at beginning of period	1,330,025	2,162,370	2,439,966	2,834,625	2,212,031	4,507,432	1,307,753	991,472

Contract owners’ equity at end of period	$1,714,860	1,330,025	1,487,338	2,439,966	4,046,025	2,212,031	505,981	1,307,753

CHANGE IN UNITS:
Beginning units	117,813	171,311	204,674	293,464	107,645	211,903	64,348	59,207
Units purchased	260,732	184,117	972,290	1,071,259	332,722	115,635	283,487	460,419
Units redeemed	(255,214)	(237,615)	(1,023,375)	(1,160,049)	(287,439)	(219,893)	(320,589)	(455,278)

Ending units	123,331	117,813	153,589	204,674	152,928	107,645	27,246	64,348

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROHC		PROIND		PROINT		PROJP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(116,031)	(127,752)	(62,591)	(37,476)	(9,818)	(8,282)	(15,510)	(10,314)
Realized gain (loss) on investments	364,137	(27,752)	648,818	(34,132)	123,851	(65,133)	22,598	31,515
Change in unrealized gain (loss) on investments	525,192	73,579	(274,621)	170,096	(69,129)	52,280	(139,686)	120,329
Reinvested capital gains	631,615	1,060,847	253,135	45,477	-	-	145,669	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,404,913	978,922	564,741	143,965	44,904	(21,135)	13,071	141,530

Equity transactions:
Purchase payments received from contract owners (note 4)	85,338	33,160	44,309	4,564	9,167	11,351	41,551	3,019
Transfers between funds	(220,584)	305,287	659,281	(826,689)	(157,479)	(239,814)	20,645	99,208
Redemptions (notes 2, 3, and 4)	(1,045,829)	(784,558)	(694,845)	(500,391)	(88,203)	(46,713)	(159,088)	(74,382)
Adjustments to maintain reserves	(73)	145	(11)	12	(53)	45	(25)	46

Net equity transactions	(1,181,148)	(445,966)	8,734	(1,322,504)	(236,568)	(275,131)	(96,917)	27,891

Net change in contract owners’ equity	223,765	532,956	573,475	(1,178,539)	(191,664)	(296,266)	(83,846)	169,421
Contract owners’ equity at beginning of period	8,342,290	7,809,334	3,275,335	4,453,874	747,861	1,044,127	1,097,012	927,591

Contract owners’ equity at end of period	$8,566,055	8,342,290	3,848,810	3,275,335	556,197	747,861	1,013,166	1,097,012

CHANGE IN UNITS:
Beginning units	283,042	299,438	137,088	215,109	59,105	85,671	60,367	58,131
Units purchased	145,498	356,164	289,558	271,241	152,445	200,720	301,672	204,755
Units redeemed	(186,429)	(372,560)	(285,594)	(349,262)	(170,621)	(227,286)	(307,897)	(202,519)

Ending units	242,111	283,042	141,052	137,088	40,929	59,105	54,142	60,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PRON		PRONET		PROOG		PROPHR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(189,592)	(194,628)	(112,387)	(101,551)	18,404	25,208	(17,390)	(21,342)
Realized gain (loss) on investments	1,860,879	3,076,476	898,552	689,411	1,321,737	(1,593,702)	196,151	104,403
Change in unrealized gain (loss) on investments	(1,244,505)	1,178,272	(1,698,697)	1,257,716	38,773	620,313	(75,869)	89,673
Reinvested capital gains	2,154,002	987,099	1,276,738	911,325	-	34,018	20,783	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,580,784	5,047,219	364,206	2,756,901	1,378,914	(914,163)	123,675	172,734

Equity transactions:
Purchase payments received from contract owners (note 4)	27,327	76,745	33,633	33,206	7,358	33,367	39,679	(52)
Transfers between funds	(4,771,194)	2,153,252	(1,155,116)	273,889	179,764	(343,667)	87,257	348,884
Redemptions (notes 2, 3, and 4)	(1,352,868)	(2,147,288)	(763,111)	(824,367)	(244,515)	(243,900)	(149,497)	(374,497)
Adjustments to maintain reserves	42	130	(68)	66	20	70	(79)	63

Net equity transactions	(6,096,693)	82,839	(1,884,662)	(517,206)	(57,373)	(554,130)	(22,640)	(25,602)

Net change in contract owners’ equity	(3,515,909)	5,130,058	(1,520,456)	2,239,695	1,321,541	(1,468,293)	101,035	147,132
Contract owners’ equity at beginning of period	15,478,251	10,348,193	7,950,385	5,710,690	2,715,035	4,183,328	1,515,965	1,368,833

Contract owners’ equity at end of period	$11,962,342	15,478,251	6,429,929	7,950,385	4,036,576	2,715,035	1,617,000	1,515,965

CHANGE IN UNITS:
Beginning units	311,445	297,895	180,824	193,641	473,384	471,307	71,865	72,161
Units purchased	216,480	652,952	104,957	266,273	1,575,103	2,018,329	97,165	188,809
Units redeemed	(330,894)	(639,402)	(144,367)	(279,090)	(1,582,392)	(2,016,252)	(99,240)	(189,105)

Ending units	197,031	311,445	141,414	180,824	466,095	473,384	69,790	71,865

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROPM		PRORE		PRORRO		PROSCN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(47,478)	(59,248)	(33,074)	555	(3,307)	(1,510)	(86,954)	(35,733)
Realized gain (loss) on investments	(676,016)	(4,252,686)	611,042	(523,836)	22,114	(68,069)	1,317,311	307,157
Change in unrealized gain (loss) on investments	352,820	(531,778)	(28,837)	(11,007)	(7,969)	(9,676)	680,406	457,238
Reinvested capital gains	-	-	-	57,714	-	-	421,043	192,888

Net increase (decrease) in contract owners’ equity resulting from operations	(370,674)	(4,843,712)	549,131	(476,574)	10,838	(79,255)	2,331,806	921,550

Equity transactions:
Purchase payments received from contract owners (note 4)	2,126	86,864	20,613	15,618	38	793	4,282	5,176
Transfers between funds	(619,762)	6,012,277	(2,275,235)	(424,993)	(114,103)	138,596	1,509,521	(482,398)
Redemptions (notes 2, 3, and 4)	(309,304)	(431,251)	(293,533)	(188,402)	(31,081)	(36,274)	(499,164)	(202,242)
Adjustments to maintain reserves	(87)	99	4	115	(20)	25	(61)	98

Net equity transactions	(927,027)	5,667,989	(2,548,151)	(597,662)	(145,166)	103,140	1,014,578	(679,366)

Net change in contract owners’ equity	(1,297,701)	824,277	(1,999,020)	(1,074,236)	(134,328)	23,885	3,346,384	242,184
Contract owners’ equity at beginning of period	3,919,450	3,095,173	1,999,020	3,073,256	266,692	242,807	3,958,496	3,716,312

Contract owners’ equity at end of period	$2,621,749	3,919,450	-	1,999,020	132,364	266,692	7,304,880	3,958,496

CHANGE IN UNITS:
Beginning units	780,670	756,943	132,130	186,330	144,436	93,206	91,570	122,877
Units purchased	1,989,416	9,386,285	367,390	242,469	677,949	185,252	193,180	482,727
Units redeemed	(2,188,332)	(9,362,558)	(499,520)	(296,669)	(751,265)	(134,022)	(169,532)	(514,034)

Ending units	581,754	780,670	-	132,130	71,120	144,436	115,218	91,570

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROSEM		PROSIN		PROSN		PROTEC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(305)	(1,278)	(864)	(1,633)	(526)	(699)	(181,439)	(165,624)
Realized gain (loss) on investments	(14,019)	(55,999)	(7,297)	(78,111)	(2,806)	(34,388)	2,267,995	1,750,843
Change in unrealized gain (loss) on investments	(47)	(821)	(1,578)	7,492	293	808	137,329	897,994
Reinvested capital gains	-	-	-	-	463	-	1,006,138	1,193,693

Net increase (decrease) in contract owners’ equity resulting from operations	(14,371)	(58,098)	(9,739)	(72,252)	(2,576)	(34,279)	3,230,023	3,676,906

Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,376	16	3,098	(129)	2,091	100,371	45,621
Transfers between funds	6,232	37,917	(20,622)	77,593	37,026	37,924	(1,587,622)	1,119,924
Redemptions (notes 2, 3, and 4)	(11,590)	(59,649)	(10,741)	(34,979)	(9,048)	(47,981)	(1,733,068)	(1,719,996)
Adjustments to maintain reserves	(16)	11	(9)	29	(7)	13	4	252

Net equity transactions	(5,374)	(20,345)	(31,356)	45,741	27,842	(7,953)	(3,220,315)	(554,199)

Net change in contract owners’ equity	(19,745)	(78,443)	(41,095)	(26,511)	25,266	(42,232)	9,708	3,122,707
Contract owners’ equity at beginning of period	28,810	107,253	91,768	118,279	5,396	47,628	12,745,984	9,623,277

Contract owners’ equity at end of period	$9,065	28,810	50,673	91,768	30,662	5,396	12,755,692	12,745,984

CHANGE IN UNITS:
Beginning units	10,455	26,545	32,696	34,625	7,470	35,106	302,431	328,072
Units purchased	831,871	1,009,513	283,437	789,269	3,077,097	3,169,588	170,477	485,289
Units redeemed	(839,278)	(1,025,603)	(295,089)	(791,198)	(3,026,275)	(3,197,224)	(244,593)	(510,930)

Ending units	3,048	10,455	21,044	32,696	58,292	7,470	228,315	302,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PROTEL		PROUN		PROUSN		PROUTL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,723)	(3,602)	(553,309)	(280,154)	(1,464)	(2,738)	2,154	(3,952)
Realized gain (loss) on investments	102,984	11,447	5,087,601	2,859,171	(74,637)	(557,892)	7,181	(1,030,642)
Change in unrealized gain (loss) on investments	(26,507)	33,798	2,028,704	7,449,084	(1,383)	4,218	476,907	(297,283)
Reinvested capital gains	-	-	10,844,891	7,060,873	7,047	-	-	881,663

Net increase (decrease) in contract owners’ equity resulting from operations	74,754	41,643	17,407,887	17,088,974	(70,437)	(556,412)	486,242	(450,214)

Equity transactions:
Purchase payments received from contract owners (note 4)	226	781	1,406	19,766	263	6,698	19,860	73,780
Transfers between funds	219,393	44,356	(2,658,858)	19,218,617	45,899	539,563	593,736	(2,113,664)
Redemptions (notes 2, 3, and 4)	(326,216)	(21,373)	(6,890,678)	(1,897,681)	(3,111)	(4,129)	(299,445)	(476,400)
Adjustments to maintain reserves	(42)	23	4,518	(4,267)	(5)	(55)	(161)	86

Net equity transactions	(106,639)	23,787	(9,543,612)	17,336,435	43,046	542,077	313,990	(2,516,198)

Net change in contract owners’ equity	(31,885)	65,430	7,864,275	34,425,409	(27,391)	(14,335)	800,232	(2,966,412)
Contract owners’ equity at beginning of period	524,030	458,600	40,412,495	5,987,086	128,815	143,150	3,634,233	6,600,645

Contract owners’ equity at end of period	$492,145	524,030	48,276,770	40,412,495	101,424	128,815	4,434,465	3,634,233

CHANGE IN UNITS:
Beginning units	39,573	35,330	200,292	55,271	3,064,367	938,948	183,766	320,351
Units purchased	120,747	214,701	44,214	267,714	127,564,598	82,154,528	217,267	363,264
Units redeemed	(128,470)	(210,458)	(85,441)	(122,693)	(126,312,086)	(80,029,109)	(204,080)	(499,849)

Ending units	31,850	39,573	159,065	200,292	4,316,879	3,064,367	196,953	183,766

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVEIB		PVEIIA		PVIGIB		PVTIGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,605)	30,203	-	-	965	(23)	(1,346)	-
Realized gain (loss) on investments	196,092	29,326	-	-	(3,022)	1,793	(1,740)	-
Change in unrealized gain (loss) on investments	2,356,339	234,253	2	-	10,340	3	(1,006)	-
Reinvested capital gains	485,777	502,890	-	-	4,615	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,030,603	796,672	2	-	12,898	1,773	(4,092)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,099,543	2,650,072	7,571	-	669,625	48	179,971	-
Transfers between funds	685,268	488,707	-	-	155,367	(1,768)	34,287	-
Redemptions (notes 2, 3, and 4)	(640,977)	(235,759)	-	-	(9,405)	-	(1,887)	-
Adjustments to maintain reserves	(140)	45	6	-	(23)	1	7	-

Net equity transactions	3,143,694	2,903,065	7,577	-	815,564	(1,719)	212,378	-

Net change in contract owners’ equity	6,174,297	3,699,737	7,579	-	828,462	54	208,286	-
Contract owners’ equity at beginning of period	10,845,002	7,145,265	-	-	54	-	-	-

Contract owners’ equity at end of period	$17,019,299	10,845,002	7,579	-	828,516	54	208,286	-

CHANGE IN UNITS:
Beginning units	718,106	494,293	-	-	4	-	-	-
Units purchased	330,320	374,361	751	-	118,672	1,885	31,186	-
Units redeemed	(153,242)	(150,548)	-	-	(64,711)	(1,881)	(10,466)	-

Ending units	895,184	718,106	751	-	53,965	4	20,720	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRBCGP		TRHS2		TRLT1		VEEMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,438)	-	(325,006)	(214,524)	7	-	(1,681)	5,475
Realized gain (loss) on investments	8,052	-	1,318,258	1,027,050	-	-	5,617	(962)
Change in unrealized gain (loss) on investments	(524,522)	-	115,975	2,855,437	(101)	-	(182,594)	82,719
Reinvested capital gains	572,528	-	1,947,744	1,359,965	76	-	23,672	17,010

Net increase (decrease) in contract owners’ equity resulting from operations	49,620	-	3,056,971	5,027,928	(18)	-	(154,986)	104,242

Equity transactions:
Purchase payments received from contract owners (note 4)	4,865,031	-	5,605,144	3,276,741	12,500	-	193,904	226,691
Transfers between funds	580,608	-	(471,236)	132,686	-	-	115,655	89,402
Redemptions (notes 2, 3, and 4)	(30,789)	-	(1,651,805)	(607,802)	-	-	(17,249)	(3,744)
Adjustments to maintain reserves	(11)	-	(23)	65	3	-	(2)	(1)

Net equity transactions	5,414,839	-	3,482,080	2,801,690	12,503	-	292,308	312,348

Net change in contract owners’ equity	5,464,459	-	6,539,051	7,829,618	12,485	-	137,322	416,590
Contract owners’ equity at beginning of period	-	-	24,398,216	16,568,598	-	-	650,746	234,156

Contract owners’ equity at end of period	$5,464,459	-	30,937,267	24,398,216	12,485	-	788,068	650,746

CHANGE IN UNITS:
Beginning units	-	-	1,479,758	1,284,265	-	-	56,522	23,508
Units purchased	593,120	-	644,436	830,765	1,252	-	53,878	47,104
Units redeemed	(140,517)	-	(443,107)	(635,272)	-	-	(31,515)	(14,090)

Ending units	452,603	-	1,681,087	1,479,758	1,252	-	78,885	56,522

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVGGS		VWHA		VWHAS		VVHGB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$551,438	92,806	(36,862)	(10,957)	(73,446)	(25,397)	(1,970)	-
Realized gain (loss) on investments	(374,670)	1,694,678	123,449	(180,107)	592,467	(925,082)	(1,997)	-
Change in unrealized gain (loss) on investments	(1,008,095)	(43,705)	399,946	677,448	809,268	2,147,293	(23,761)	-
Reinvested capital gains	-	-	-	-	-	-	934	-

Net increase (decrease) in contract owners’ equity resulting from operations	(831,327)	1,743,779	486,533	486,384	1,328,289	1,196,814	(26,794)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	278,710	803,031	3,176	5,250	801,515	538,397	3,362,629	-
Transfers between funds	1,862,924	(327,728)	(112,790)	513,696	242,780	(282,697)	85,563	-
Redemptions (notes 2, 3, and 4)	(515,652)	(386,031)	(450,936)	(266,216)	(462,594)	(768,500)	(13,358)	-
Adjustments to maintain reserves	(119)	37	(4)	109	(56)	71	(5)	-

Net equity transactions	1,625,863	89,309	(560,554)	252,839	581,645	(512,729)	3,434,829	-

Net change in contract owners’ equity	794,536	1,833,088	(74,021)	739,223	1,909,934	684,085	3,408,035	-
Contract owners’ equity at beginning of period	4,709,123	2,876,035	3,086,933	2,347,710	7,937,824	7,253,739	-	-

Contract owners’ equity at end of period	$5,503,659	4,709,123	3,012,912	3,086,933	9,847,758	7,937,824	3,408,035	-

CHANGE IN UNITS:
Beginning units	282,879	236,115	553,456	496,103	908,643	976,376	-	-
Units purchased	313,087	583,923	250,902	229,963	500,272	579,714	493,925	-
Units redeemed	(206,644)	(537,159)	(342,740)	(172,610)	(448,598)	(647,447)	(149,124)	-

Ending units	389,322	282,879	461,618	553,456	960,317	908,643	344,801	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVI		VVMCI		VVSTC		VVTISI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,725)	-	(1,610)	-	(3,503)	-	(3,006)	-
Realized gain (loss) on investments	(87)	-	7,467	-	102	-	(104)	-
Change in unrealized gain (loss) on investments	(110,417)	-	78,501	-	(19,550)	-	(6,836)	-
Reinvested capital gains	-	-	1,701	-	21	-	174	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,229)	-	86,059	-	(22,930)	-	(9,772)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	2,169,055	-	1,500,283	-	2,918,281	-	2,520,230	-
Transfers between funds	42,781	-	(31,164)	-	19,150	-	39,614	-
Redemptions (notes 2, 3, and 4)	(6,847)	-	(4,659)	-	(13,124)	-	(11,404)	-
Adjustments to maintain reserves	4	-	(14)	-	(1)	-	(6)	-

Net equity transactions	2,204,993	-	1,464,446	-	2,924,306	-	2,548,434	-

Net change in contract owners’ equity	2,091,764	-	1,550,505	-	2,901,376	-	2,538,662	-
Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$2,091,764	-	1,550,505	-	2,901,376	-	2,538,662	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	275,242	-	156,535	-	411,522	-	266,814	-
Units redeemed	(84,748)	-	(41,279)	-	(121,068)	-	(52,224)	-

Ending units	190,494	-	115,256	-	290,454	-	214,590	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VVTSM		VVEI		VRVDRA		WFVSG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,956)	-	(65)	-	(16,806)	199	(858)	-
Realized gain (loss) on investments	10,906	-	(3)	-	140,797	(612,454)	478	-
Change in unrealized gain (loss) on investments	238,527	-	4,342	-	1,419,748	272,409	(30,872)	-
Reinvested capital gains	1,921	-	-	-	91,026	60,498	24,350	-

Net increase (decrease) in contract owners’ equity resulting from operations	247,398	-	4,274	-	1,634,765	(279,348)	(6,902)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	3,442,342	-	169,872	-	507,598	1,124,571	624,300	-
Transfers between funds	22,968	-	-	-	940,496	(771,534)	(4,336)	-
Redemptions (notes 2, 3, and 4)	(18,562)	-	(69)	-	(167,907)	(71,870)	(4,063)	-
Adjustments to maintain reserves	3	-	(1)	-	(72)	2	(4)	-

Net equity transactions	3,446,751	-	169,802	-	1,280,115	281,169	615,897	-

Net change in contract owners’ equity	3,694,149	-	174,076	-	2,914,880	1,821	608,995	-
Contract owners’ equity at beginning of period	-	-	-	-	3,276,458	3,274,637	-	-

Contract owners’ equity at end of period	$3,694,149	-	174,076	-	6,191,338	3,276,458	608,995	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	311,492	303,188	-	-
Units purchased	414,907	-	16,886	-	219,538	258,223	86,097	-
Units redeemed	(141,291)	-	(7)	-	(123,916)	(249,919)	(26,627)	-

Ending units	273,616	-	16,879	-	407,114	311,492	59,470	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOVPI2		CLVQF2		GVDIV2		NVMLV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,926)	10,256	-	146,912	-	239,809	-	28,941
Realized gain (loss) on investments	(190,331)	(82,669)	-	(165,311)	-	(1,976,574)	-	(7,726,283)
Change in unrealized gain (loss) on investments	181,196	(216,468)	-	115,279	-	1,038,741	-	2,438,054
Reinvested capital gains	-	-	-	-	-	-	-	3,686,348

Net increase (decrease) in contract owners’ equity resulting from operations	(18,061)	(288,881)	-	96,880	-	(698,024)	-	(1,572,940)

Equity transactions:
Purchase payments received from contract owners (note 4)	555	10,413	-	340,692	-	36,272	-	100,853
Transfers between funds	(2,539,150)	(74,555)	-	(4,631,564)	-	(3,589,691)	-	(8,668,942)
Redemptions (notes 2, 3, and 4)	(169,020)	(681,932)	-	(35,644)	-	(441,711)	-	(994,764)
Adjustments to maintain reserves	15	71	-	46	-	(88)	-	187

Net equity transactions	(2,707,600)	(746,003)	-	(4,326,470)	-	(3,995,218)	-	(9,562,666)

Net change in contract owners’ equity	(2,725,661)	(1,034,884)	-	(4,229,590)	-	(4,693,242)	-	(11,135,606)
Contract owners’ equity at beginning of period	2,725,661	3,760,545	-	4,229,590	-	4,693,242	-	11,135,606

Contract owners’ equity at end of period	$-	2,725,661	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	288,517	368,633	-	461,815	-	477,450	-	530,165
Units purchased	6,277	25,658	-	229,922	-	57,725	-	194,844
Units redeemed	(294,794)	(105,774)	-	(691,737)	-	(535,175)	-	(725,009)

Ending units	-	288,517	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLM2		NVLCA2
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(41,182)	-	(44,426)
Realized gain (loss) on investments	-	(224,827)	-	(225,460)
Change in unrealized gain (loss) on investments	-	(316,504)	-	(43,988)
Reinvested capital gains	-	378,460	-	78,180

Net increase (decrease) in contract owners’ equity resulting from operations	-	(204,053)	-	(235,694)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	297,402	-	1,544,115
Transfers between funds	-	(6,426,056)	-	(6,538,197)
Redemptions (notes 2, 3, and 4)	-	(229,265)	-	(172,860)
Adjustments to maintain reserves	-	(89)	-	(37)

Net equity transactions	-	(6,358,008)	-	(5,166,979)

Net change in contract owners’ equity	-	(6,562,061)	-	(5,402,673)
Contract owners’ equity at beginning of period	-	6,562,061	-	5,402,673

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	461,036	-	349,883
Units purchased	-	73,600	-	173,165
Units redeemed	-	(534,636)	-	(523,048)

Ending units	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
AMUNDI US
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)*
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
CHARLES SCHWAB FUNDS
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)
CREDIT SUISSE ASSET MANAGEMENT
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)*
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
FIRST EAGLE
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Banking Fund (RBKF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Consumer Products Fund (RCPF)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Health Care Fund (RHCF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Rydex Variable Trust - High Yield Strategy Fund (RHYS)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
Rydex Variable Trust - Leisure Fund (RLF)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)
Rydex Variable Trust - Retailing Fund (RRF)
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - Telecommunications Fund (RTEL)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Utilities Fund (RUTL)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
HARTFORD MUTUAL FUNDS (THE)
Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)
Hartford MidCap HLS Fund - Class IA (HTMCIA)
INVESCO INVESTMENTS
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)*
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)*
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)*
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
NORTHERN LIGHTS
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)*
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
PRINCIPAL INVESTORS
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
PROFUNDS
ProFund VP Asia 30 (PROA30)
ProFund Access VP High Yield Fund (PROAHY)
ProFund VP Biotechnology (PROBIO)
ProFund VP Bull (PROBL)
ProFund VP Basic Materials (PROBM)
ProFund VP Banks (PROBNK)
ProFund VP Bear (PROBR)
ProFund VP Consumer Goods (PROCG)
ProFund VP Consumer Services (PROCS)
ProFund VP Europe 30 (PROE30)
ProFund VP Emerging Markets (PROEM)
ProFund VP Financials (PROFIN)
ProFund VP U.S. Government Plus (PROGVP)
ProFund VP Health Care (PROHC)
ProFund VP Industrials (PROIND)
ProFund VP International (PROINT)
ProFund VP Japan (PROJP)
ProFund VP NASDAQ-100 (PRON)
ProFund VP Internet (PRONET)
ProFund VP Oil & Gas (PROOG)
ProFund VP Pharmaceuticals (PROPHR)
ProFund VP Precious Metals (PROPM)
ProFund VP Real Estate (PRORE)*
ProFund VP Rising Rates Opportunity (PRORRO)
ProFund VP Semiconductor (PROSCN)
ProFund VP Short Emerging Markets (PROSEM)
ProFund VP Short International (PROSIN)
ProFund VP Short NASDAQ-100 (PROSN)
ProFund VP Technology (PROTEC)
ProFund VP Telecommunications (PROTEL)
ProFund VP UltraNASDAQ-100 (PROUN)
ProFund VP UltraShort NASDAQ-100 (PROUSN)
ProFund VP Utilities (PROUTL)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)*
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio (VVTISI)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
Vanguard Variable Ins Funds
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)	12/30/2021
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)	12/30/2021
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)	12/20/2021
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	12/6/2021
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)	12/6/2021
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)	12/6/2021
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)	12/6/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)	12/6/2021
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)	12/3/2021
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)	12/1/2021
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)	12/1/2021
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	11/19/2021
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	11/19/2021
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	11/18/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)	11/18/2021
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)	11/18/2021
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	11/18/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)	11/18/2021
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)	11/17/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)	11/17/2021
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)	11/12/2021
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	11/2/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)	7/28/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)	7/26/2021
Hartford MidCap HLS Fund - Class IA (HTMCIA)	7/1/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)	6/28/2021
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)	6/18/2021

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	6/11/2021
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)	6/1/2021
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)	6/1/2021
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)	5/28/2021
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)	5/28/2021
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)	5/26/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)	5/26/2021
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	5/25/2021
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)	5/25/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)	5/24/2021
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)	5/24/2021
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)	5/20/2021
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)	5/20/2021
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)	5/20/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)	5/20/2021
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	5/14/2021
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)	5/12/2021
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)	5/12/2021
Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)	5/12/2021
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)	5/12/2021
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)	5/12/2021
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)	5/12/2021
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)	5/5/2021
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)	5/5/2021
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)	5/5/2021
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)	5/5/2021
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)	4/30/2021
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	4/30/2021
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)	4/23/2021
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)	4/23/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	4/22/2021
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)	4/22/2021
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)	4/22/2021
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)	4/15/2021
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)	4/15/2021
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)	4/15/2021
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/15/2021
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)	4/15/2021
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)	4/15/2021
Vanguard Variable Insurance Fund - International Portfolio (VVI)	4/15/2021
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)	3/12/2021
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)	3/12/2021
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)	3/12/2021
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)	3/12/2021
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	3/12/2021
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)	2/12/2021
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	2/12/2021
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)	2/12/2021
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)	2/12/2021
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)	2/12/2021
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)	1/14/2021
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	1/14/2021
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	1/14/2021
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)	11/12/2020
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)	11/10/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	7/28/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	7/16/2020
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)	7/2/2020
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	6/8/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/12/2020
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5/5/2020
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)		12/31/2021
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)		5/15/2020

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AFGC	American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1	American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1	5/1/2021
AMVBA1	American Funds Insurance Series(R) - The Bond Fund of America: Class 1	American Funds Insurance Series(R) - Bond Fund: Class 1	5/1/2021
AMVBC4	American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4	5/1/2021
CLVEM1	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1	Columbia Funds Variable Series Trust II - Columbia VP Emerging Markets: Class 1	5/1/2021
CLVHY2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	5/1/2021
CSCRS	Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1	Credit Suisse Trust - Commodity Return Strategy Portfolio	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF2	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMGA2	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PROAHY	ProFund Access VP High Yield Fund	ProFund VP Access High Yield Fund	4/26/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
PVEIIA	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IA	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
WFVSG1	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 1	10/11/2021

Effective January 1, 2021, the trust name Amundi Pioneer was changed to Amundi US.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.35% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $1,552,045 and $4,067,781, respectively, and total transfers from the Separate Account to the fixed account were $1,628,184 and $4,154,795, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,426,627,933	$-	$-	$3,426,627,933

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$361,245	$416,385
ALVGIA	48,693	38
ALVIVB	148,110	109,435
AAEIP3	4,419,282	3,458,240
ARLPE3	846,631	768,838
ACVGI	1,510,217	26,346
ACVI	34,017	5
ACVIG	6,064,744	5,291,778
ACVIP1	36,847	617
ACVIP2	14,624,925	7,516,875
ACVMV2	1,940,682	256,559
ACVU1	322,350	450,148
ACVV	1,431,676	1,825,784
ACVV2	4,874,596	2,518,181
AFGC	394,709	32,676
AFGF	376,162	51
AMVBA1	802,895	2,237
AMVBC4	7,122,397	1,988,606
AMVCB4	4,686,486	3,205,825
AMVGS4	3,261,527	1,810,261
AMVI4	2,340,084	773,419
AMVIG1	1,052,580	6,555
AMVM1	395,471	7,335
AMVNW1	1,029,552	29,117
AMVNW4	5,684,346	1,326,323
PIHYB2	7,090	29,484
BRVDA3	1,433,104	1,313,104
BRVED3	1,563,657	1,574,457

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

BRVEDI	2,801,183	51,554
BRVHY3	8,929,714	6,903,079
BRVHYI	1,011,705	9,735
BRVMMI	198,325	18,982
BRVSII	1,118,072	22,521
BRVTR1	27,906	5
BRVTR3	11,723,716	7,590,179
MLVGA3	8,663,682	6,163,724
DVMCSS	1,263,027	1,650,916
SASP5I	8,130,332	311,273
CLSCV1	395,207	114,826
CLVDC1	93,488	1,213
CLVEM1	456,852	7,557
CLVHY2	5,769,258	3,084,987
CLVLD1	356,452	131,436
CLVLG1	366,387	6,312
CLVLV1	1,775,939	478,290
CLVPB1	26,310	123
CLVSE1	37,717	127
CSCRS	2,060,855	886,739
CSCRS2	314,942	6,009
DWVEMD	579,634	2,612
DWVSVS	5,819,815	3,469,194
DFVIV	1,110,012	111,824
ETVFR	10,646,911	7,180,505
FHIB	244,325	2,593
FQB	202	84
FVUS2	1,346,042	878,190
FAM2	134,020	636,588
FB2	25,564,370	6,777,002
FC2	12,310,459	3,241,159
FEI2	2,218,123	2,052,602
FEMS2	8,551,197	3,266,559
FG2	37,621,903	15,932,869
FGI2	10,241,548	3,935,770
FHI2	391,582	835,842
FICAP	2,163	-
FIGBP	36,833	4
FIGBP2	9,818,899	5,387,699
FIP	3,004,126	37,307
FMCP	46,283	31
FMMP	941,429	478,322
FNRS2	2,373,751	1,813,813
FRESS2	2,460,106	1,696,396
FVIII	1,135,417	10,924
FVP	18,987	2
FVSII	13,774	-
FVSIS2	6,066,534	1,591,009
FEOVF	604,534	12,464
FTVFA2	1,231,544	610,547
FTVGI2	1,196,706	2,138,920
FTVIS2	7,118,276	6,545,857
FTVMD2	1,760,733	1,172,543
GVGMNS	124,079	204,535
GVHQFA	1,248,250	436,498
GVMSAS	417,214	810,777
GVFRB	511,785	4,737,154
RAF	3,171,749	2,627,079
RBF	4,331,229	5,578,627
RBKF	5,730,392	5,733,318

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

RBMF	3,001,810	3,667,086
RCPF	2,423,970	2,749,750
RELF	5,299,218	5,525,895
RENF	7,881,869	6,533,423
RESF	7,213,038	6,837,094
RFSF	6,233,414	5,251,064
RHCF	3,270,574	4,045,434
RHYS	7,493,843	9,251,585
RINF	4,764,814	5,093,893
RJNF	7,007,134	6,062,189
RLCE	1,734,931	1,712,693
RLCJ	8,729,606	9,256,251
RLF	2,431,394	1,244,514
RMED	4,042,952	3,475,822
RMEK	14,083,371	15,650,492
RNF	11,360,551	8,834,809
ROF	17,283,869	18,327,164
RPMF	6,275,620	5,962,732
RREF	7,222,069	6,238,703
RRF	1,485,448	1,693,950
RSRF	944,781	2,513,350
RTEC	8,855,751	8,478,065
RTEL	338,117	306,879
RTF	41,579,599	35,345,070
RTRF	3,797,427	4,272,763
RUF	3,424,830	2,777,842
RUGB	24,062,788	25,675,300
RUTL	6,337,892	5,921,262
RVARS	318,888	613,763
RVCMD	3,111,942	2,375,951
RVF	32,848,587	36,641,285
RVIDD	7,601,777	6,196,205
RVIMC	380,165	406,236
RVISC	3,415,698	3,419,282
RVLCG	12,794,574	12,389,568
RVLCV	7,417,990	8,752,286
RVLDD	19,081,756	23,816,107
RVMCG	8,697,249	9,837,123
RVMCV	7,232,987	8,041,796
RVMFU	217,202	621,145
RVSCG	6,224,521	8,722,948
RVSCV	9,622,882	9,329,848
RVSDL	3,094,606	2,362,981
RVWDL	897,375	1,571,692
HTDEIA	413,481	3,719
HTMCIA	103,256	341
AVIE2	893,672	392,308
IVBRA2	1,148,265	661,943
IVEW52	3,121,688	3,548,647
IVEW5I	19,800	1,949
OVAG	673,449	4,984
OVGSS	3,571,666	2,347,877
OVIG	1,634,862	11,457
OVIGS	1,818,910	6,900,149
OVSCS	3,626,461	2,012,417
WRASP	1,805,006	1,929,509
WRENG	248,198	621,332
JPIGA2	1,035,145	156,248
JPIIB2	608,912	73,362
JPMMV1	1,758,465	26,731

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

JPSCE1	125,222	136
OGBDP	6,093,430	96,618
OGDEP	787,762	111
JABS	8,311,705	4,716,997
JAFBS	3,214,126	2,507,438
JAGTS	23,936,961	11,915,980
JAMGS	5,667,868	1,539,042
LZREMI	268,159	6,722
LZREMS	915,176	12,177,561
LPVAI	436,566	7,475
LPVCA2	2,184,027	624,858
LPVCII	1,007,536	10,578
LPVCMI	10,190	2
LPWHY2	661,576	1,274,019
SBVI	164,978	69,348
SBVSG2	6,270,455	2,334,538
LOVSDC	7,523,624	4,939,612
LOVTRC	2,411,260	1,118,410
MNCPS2	4,135,049	4,010,805
MNHCBI	398,790	13,561
MNVFRI	632,318	3,245
M3GRES	220,750	3,275
MEGS	15,738	5
MV2RIS	1,005,159	555,878
MV3MVI	118,249	2,878
MV3MVS	5,750,361	3,993,600
MVBRES	516,038	1,525,879
MVFIC	1,664,571	6,480
MVGTAS	121,811	223,859
MVIGIC	68,745	12
MVIGSC	1,380,751	51,017
MVITSI	93,448	831
MVIVSC	6,214,632	2,405,501
MVUSC	1,481,588	685,985
MGRFV	862,995	1,283,360
MSEMB	1,360,611	1,414,107
MSGI2	2,339,322	1,755,163
MSVEG2	34,511,788	14,864,799
MSVEM	34,177	23
MSVGT2	193,163	194,088
VKVGR2	714,567	2,962,710
DTRTFB	2,568,435	4,953,070
EIF2	3,312,223	1,069,059
GBF	4,590,069	7,934,701
GBF2	7,844,569	5,435,833
GEM	885,807	1,082,922
GEM2	11,061,770	2,354,684
GVAAA2	18,558,073	11,001,649
GVABD2	6,795,631	1,688,656
GVAGG2	3,720,695	2,530,036
GVAGI2	11,617,689	4,135,845
GVAGR2	21,263,355	9,808,806
GVDMA	2,982,253	4,543,211
GVDMC	1,919,555	4,350,152
GVEX1	66,085,512	37,760,375
GVIDA	2,706,170	1,459,298
GVIDC	3,073,770	2,353,280
GVIDM	4,372,574	8,188,043
HIBF	7,135,508	5,537,180
IDPG2	468,929	1,066,549

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

IDPGI2	330,791	293,161
MCIF	18,573,990	7,993,170
MSBF	5,418,529	5,961,303
NAMAA2	2,141,164	650,777
NAMGI2	520,484	1,053,157
NCPG2	35,098	306,801
NCPGI2	317,527	147,252
NJMMA2	303,037	115,354
NVAMV2	26,856	977,731
NVAMVZ	7,380,491	7,810,054
NVBX	14,456,228	10,313,019
NVCBD2	4,800,457	2,274,594
NVCCA2	1,479,241	2,181,031
NVCCN2	2,108,246	4,286,656
NVCMA2	858,537	1,500,414
NVCMC2	1,220,688	1,904,184
NVCMD2	1,120,056	6,751,780
NVCRA2	2,036,404	2,310,027
NVCRB2	1,864,939	1,669,252
NVDBL2	3,809,252	10,831,519
NVDCA2	1,953,299	2,488,228
NVFIII	3,681,273	874,336
NVGEII	599,490	206,218
NVIE6	295,389	687,209
NVIX	8,504,640	3,407,715
NVLCP2	1,781,582	10,945,003
NVLCPP	39,763,391	1,673,117
NVLCPY	63,276	34
NVMGA2	740,883	344,023
NVMIG6	12,759,262	3,436,983
NVMIVZ	1,989,305	1,090,557
NVMLG2	3,512,056	2,480,316
NVMM2	208,017,283	229,393,801
NVMMG1	222,659	36,544
NVMMG2	16,990,993	13,490,741
NVMMV2	3,758,070	3,311,068
NVNMO1	427,639	9,275
NVNMO2	658,436	712,755
NVNSR2	622,622	203,145
NVOLG2	4,486,237	4,235,156
NVRE2	6,137,322	3,600,413
NVSIX2	12,091,843	10,805,193
NVSTB2	10,032,468	11,002,428
NVTIV3	15,089	541,991
SAM	-	426
SCF	2,269,304	3,205,280
SCF2	4,928,063	3,092,322
SCGF	2,747,601	3,936,034
SCGF2	8,855,302	6,759,268
SCVF	2,086,222	2,163,821
SCVF2	3,027,978	3,668,888
TRF	534,916	726,184
TRF2	860,792	184,612
AMSRS	33,336	29
NBARMS	290,660	175,946
NO7TB	56,123	364,140
NOTBBA	6,549,409	11,026,215
PMUBA	5,138,776	4,238,608
PMVAAD	2,374,789	1,387,526
PMVEBD	1,083,862	1,147,848

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PMVFAD	1,436,463	531,742
PMVFHI	624,025	2,273
PMVFHV	1,061,946	295,662
PMVGBD	783,669	2,018,196
PMVHYD	10,037,115	15,482,116
PMVHYI	1,044,318	2,941
PMVII	1,957,869	6,076
PMVIV	4,561,538	3,288,590
PMVLAD	4,980,062	7,798,386
PMVLDI	687,428	4,008
PMVRI	825,963	8,373
PMVRSD	2,900,967	1,132,137
PMVRSI	444,654	4,041
PMVSTA	9,118,544	5,947,588
PMVSTI	799,099	5,394
PMVTRD	9,341,480	39,332,735
PMVTRI	1,406,810	16,133
PNVMC1	144,261	1,299
PROA30	21,142,528	20,679,278
PROAHY	19,375,554	21,355,639
PROBIO	4,054,638	4,948,843
PROBL	17,645,256	19,362,654
PROBM	5,528,952	5,632,418
PROBNK	9,150,980	8,483,156
PROBR	6,111,605	5,947,953
PROCG	4,286,101	3,822,826
PROCS	2,606,604	3,018,204
PROE30	2,879,649	2,826,953
PROEM	7,603,872	8,228,354
PROFIN	6,720,818	5,497,230
PROGVP	5,038,888	5,686,070
PROHC	4,227,768	4,893,259
PROIND	6,215,947	6,016,657
PROINT	1,956,446	2,202,779
PROJP	5,379,389	5,346,122
PRON	9,927,204	14,059,528
PRONET	5,255,946	5,976,192
PROOG	9,978,801	10,017,789
PROPHR	1,933,555	1,952,723
PROPM	6,975,759	7,950,178
PRORE	5,566,130	8,147,359
PRORRO	1,420,454	1,568,906
PROSCN	8,573,177	7,224,450
PROSEM	2,215,585	2,221,247
PROSIN	671,729	703,941
PROSN	1,865,532	1,837,745
PROTEC	7,282,094	9,677,713
PROTEL	1,673,125	1,781,444
PROUN	19,623,493	18,880,041
PROUSN	3,869,061	3,820,427
PROUTL	4,011,193	3,694,888
PVEIB	4,757,348	1,135,342
PVEIIA	7,571	-
PVIGIB	1,327,360	506,192
PVTIGB	315,724	104,699
TRBCGP	6,055,057	74,117
TRHS2	9,076,739	3,971,898
TRLT1	12,586	4
VEEMS	567,584	253,284
VVGGS	4,876,129	2,698,709

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

VWHA	1,387,069	1,984,481
VWHAS	3,584,776	3,076,521
VVHGB	3,571,301	137,503
VVI	2,206,746	4,482
VVMCI	1,540,469	75,918
VVSTC	2,951,339	30,514
VVTISI	2,555,625	10,017
VVTSM	3,584,949	140,237
VVEI	169,862	123
VRVDRA	2,182,009	827,603
WFVSG1	645,193	5,800
NOVPI2	73,201	2,789,742

	$1,744,404,360	$1,458,724,077

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2021	0.65%	to	1.80%	46,826	$20.23	to	$17.86	$881,223	0.26%	12.63%	to	11.32%
2020	0.65%	to	1.80%	49,893	17.96	to	16.05	839,838	2.16%	8.54%	to	7.29%
2019	0.65%	to	1.80%	44,543	16.55	to	14.96	692,419	2.33%	17.43%	to	16.08%
2018	0.65%	to	1.80%	55,028	14.09	to	12.89	734,394	1.72%	-7.02%	to	-8.10%
2017	0.65%	to	1.95%	68,932	15.15	to	13.88	991,289	1.30%	14.87%	to	13.37%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.35%			4,912	10.22			50,182	0.00%	2.16%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.65%	to	1.90%	36,750	9.98	to	9.53	359,002	1.61%	10.13%	to	8.75%
2020	1.00%	to	1.90%	32,817	8.98	to	8.76	293,112	1.53%	1.19%	to	0.27%
2019	0.85%	to	1.65%	31,874	8.90	to	8.78	282,059	0.99%	15.80%	to	14.86%
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2021	0.45%	to	1.95%	437,123	9.78	to	8.64	3,972,933	2.70%	37.15%	to	35.09%
2020	0.45%	to	2.10%	341,104	7.13	to	6.33	2,278,842	2.95%	-25.46%	to	-26.70%
2019	0.45%	to	2.10%	283,039	9.56	to	8.63	2,553,861	1.43%	19.87%	to	17.88%
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2021	0.45%	to	2.10%	107,419	21.94	to	19.47	2,216,508	4.46%	23.38%	to	21.33%
2020	0.45%	to	2.35%	109,055	17.78	to	15.80	1,836,492	9.95%	8.76%	to	6.68%
2019	0.45%	to	2.45%	225,654	16.35	to	14.73	3,516,030	0.00%	39.21%	to	36.41%
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
American Century Variable Portfolios, Inc. - American Century VP Growth Fund: Class I (ACVGI)
2021	0.30%	to	0.35%	117,540	13.57	to	13.56	1,594,814	0.00%	27.01%	to	26.95%
2020	0.35%			80	10.68			855	0.00%	6.85%			****
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.35%			3,653	9.68			35,367	0.00%	-3.18%			****
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.45%	to	2.20%	687,683	19.76	to	17.56	12,744,725	1.03%	23.09%	to	20.93%
2020	0.45%	to	2.50%	743,771	16.05	to	14.27	11,290,167	1.91%	11.31%	to	9.01%
2019	0.45%	to	2.50%	881,696	14.42	to	13.09	12,121,930	2.04%	23.39%	to	20.85%
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.35%			3,579	10.14			36,287	1.25%	1.39%			****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.45%	to	2.15%	1,652,915	13.50	to	11.24	20,507,712	3.26%	5.79%	to	3.98%
2020	0.45%	to	2.35%	1,095,603	12.76	to	10.60	12,936,024	1.37%	9.06%	to	6.98%
2019	0.45%	to	2.50%	954,812	11.70	to	9.77	10,377,629	2.28%	8.41%	to	6.18%
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2021	1.00%	to	1.65%	136,116	15.84	to	15.67	2,146,966	1.37%	21.79%	to	20.99%
2020	1.00%	to	1.30%	23,374	13.01	to	12.98	303,957	0.89%	30.09%	to	29.83%	****
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	1.15%	to	1.60%	95,856	32.16	to	31.20	3,068,316	0.00%	21.74%	to	21.19%
2020	1.15%	to	1.60%	105,437	26.42	to	25.74	2,772,461	0.00%	48.13%	to	47.46%
2019	1.15%	to	1.60%	94,417	17.83	to	17.46	1,677,590	0.00%	33.03%	to	32.43%
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.45%	to	2.15%	574,186	17.45	to	15.56	9,407,513	1.74%	23.95%	to	21.83%
2020	0.45%	to	2.35%	601,194	14.08	to	12.62	8,008,596	2.11%	0.52%	to	-1.40%
2019	0.45%	to	2.35%	939,561	14.01	to	12.80	12,549,070	2.12%	26.46%	to	24.05%
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.85%	to	1.65%	168,674	16.14	to	15.92	2,711,764	1.70%	23.22%	to	22.23%
2020	1.00%	to	1.30%	11,665	13.08	to	13.06	152,605	4.58%	30.85%	to	30.58%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2021	0.35%			35,368	10.13			358,443	1.86%	1.35%			****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2021	0.30%	to	0.35%	39,074	9.76			381,451	0.15%	-2.37%	to	-2.38%	****
American Funds Insurance Series(R) - The Bond Fund of America: Class 1 (AMVBA1)
2021	0.35%			78,036	10.12			790,076	3.22%	1.25%		*	***
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2021	0.85%	to	1.65%	2,284,772	19.24	to	18.26	43,227,206	1.34%	26.43%	to	25.41%
2020	0.85%	to	1.65%	1,983,725	15.22	to	14.56	29,754,562	1.64%	7.55%	to	6.68%
2019	0.85%	to	1.65%	1,821,436	14.15	to	13.65	25,472,818	1.97%	20.01%	to	19.04%
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2021	0.45%	to	2.15%	1,543,177	14.28	to	12.63	20,883,727	2.54%	14.17%	to	12.22%
2020	0.45%	to	2.15%	1,449,565	12.51	to	11.25	17,289,157	2.66%	3.65%	to	1.88%
2019	0.45%	to	2.40%	1,657,696	12.07	to	10.90	19,193,960	2.75%	17.09%	to	14.80%
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2021	0.45%	to	2.10%	412,454	23.41	to	20.25	9,016,392	0.00%	5.95%	to	4.19%
2020	0.45%	to	2.35%	351,661	22.10	to	19.06	7,278,436	0.13%	28.81%	to	26.35%
2019	0.45%	to	2.45%	385,784	17.16	to	14.98	6,256,665	0.01%	30.65%	to	28.03%
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2021	0.85%	to	1.65%	930,701	13.72	to	13.02	12,573,067	2.37%	-2.55%	to	-3.33%
2020	0.85%	to	1.65%	831,519	14.08	to	13.47	11,549,767	0.46%	12.69%	to	11.78%
2019	0.85%	to	1.65%	754,038	12.49	to	12.05	9,312,886	1.32%	21.63%	to	20.64%
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
American Funds Insurance Series(R) - International Growth & Income Fund: Class 1 (AMVIG1)
2021	0.30%	to	0.35%	102,392	10.04	to	10.03	1,027,367	3.60%	0.36%	to	0.33%	****
American Funds Insurance Series(R) - Mortgage Fund: Class 1 (AMVM1)
2021	0.35%			38,556	9.98			384,938	1.19%	-0.67%			****
American Funds Insurance Series(R) - New World Fund: Class 1 (AMVNW1)
2021	0.30%	to	0.35%	96,965	9.98			967,765	1.32%	-0.17%	to	-0.20%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2021	0.85%	to	1.65%	1,315,142	17.05	to	16.18	22,173,380	0.67%	3.74%	to	2.90%
2020	0.85%	to	1.65%	1,093,857	16.44	to	15.73	17,802,279	0.04%	22.25%	to	21.26%
2019	0.85%	to	1.65%	998,477	13.45	to	12.97	13,313,802	0.81%	27.72%	to	26.69%
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2021	0.95%	to	1.40%	8,316	26.57	to	16.10	138,689	4.89%	4.02%	to	3.97%
2020	0.95%	to	1.60%	10,057	25.54	to	15.16	160,345	5.16%	0.55%	to	0.35%
2019	0.95%	to	1.60%	10,180	25.40	to	15.11	161,435	4.67%	12.97%	to	12.46%
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2021	0.45%	to	1.90%	182,273	16.55	to	14.90	2,838,700	1.54%	11.20%	to	9.58%
2020	0.45%	to	1.95%	189,048	14.88	to	13.56	2,648,156	1.61%	13.84%	to	12.12%
2019	0.45%	to	1.95%	167,237	13.07	to	12.09	2,074,392	3.29%	20.68%	to	18.86%
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2021	0.45%	to	1.95%	354,131	18.76	to	17.21	6,366,169	1.30%	19.76%	to	17.95%
2020	0.45%	to	2.10%	402,262	15.66	to	14.49	6,080,403	1.92%	3.10%	to	1.40%
2019	0.45%	to	2.35%	485,001	15.19	to	14.15	7,148,385	1.82%	26.89%	to	24.47%
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I (BRVEDI)
2021	0.30%	to	0.35%	193,695	13.00	to	12.99	2,516,738	1.31%	20.18%	to	20.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2021	0.85%	to	1.65%	1,569,508	13.48	to	12.79	20,789,903	4.34%	4.33%	to	3.49%
2020	0.85%	to	1.65%	1,473,731	12.92	to	12.36	18,766,943	4.94%	6.10%	to	5.25%
2019	0.85%	to	1.65%	1,346,768	12.18	to	11.74	16,199,858	5.18%	13.89%	to	12.97%
2018	0.85%	to	1.65%	817,280	10.69	to	10.39	8,639,549	5.14%	-3.72%	to	-4.50%
2017	0.85%	to	1.65%	835,402	11.11	to	10.88	9,214,718	4.82%	6.17%	to	5.32%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.30%	to	0.35%	93,268	10.72			999,815	2.65%	5.02%	to	4.97%	****
BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I (BRVMMI)
2021	0.30%	to	0.35%	17,989	9.97			179,337	0.00%	-0.27%	to	-0.31%	****
BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I (BRVSII)
2021	0.30%	to	0.35%	74,333	13.25			984,617	2.20%	14.23%	to	14.17%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I (BRVTR1)
2021	0.35%			2,781	9.99			27,790	0.00%	-0.07%			****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2021	0.45%	to	2.15%	1,411,456	11.59	to	10.51	15,725,527	1.38%	-2.13%	to	-3.80%
2020	0.45%	to	2.15%	1,055,108	11.84	to	10.93	12,066,859	1.83%	8.05%	to	6.21%
2019	0.45%	to	2.35%	693,390	10.96	to	10.21	7,383,581	2.59%	8.66%	to	6.58%
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.45%	to	2.10%	1,518,940	20.52	to	16.88	28,164,743	0.82%	5.94%	to	4.18%
2020	0.45%	to	2.35%	1,638,335	19.37	to	15.77	28,790,961	1.31%	20.17%	to	17.87%
2019	0.45%	to	2.35%	1,769,137	16.12	to	13.38	26,037,150	1.25%	17.23%	to	14.99%
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.45%	to	2.15%	624,257	18.76	to	16.44	11,066,183	0.44%	25.00%	to	22.86%
2020	0.45%	to	2.50%	644,371	15.01	to	13.06	9,188,261	0.53%	7.36%	to	5.15%
2019	0.45%	to	2.50%	639,086	13.98	to	12.42	8,543,209	0.39%	19.32%	to	16.86%
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2021	0.30%	to	0.35%	634,116	13.60	to	13.59	8,620,266	0.66%	28.29%	to	28.22%	****
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1 (CLSCV1)
2021	0.30%	to	0.35%	28,366	10.07	to	10.06	285,497	0.30%	0.67%	to	0.63%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 (CLVDC1)
2021	0.30%	to	0.35%	8,689	11.54	to	11.53	100,218	0.00%	15.35%	to	15.32%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 (CLVEM1)
2021	0.30%	to	0.35%	47,094	8.61			405,356	0.00%	-13.90%	to	-13.94%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2021	0.85%	to	2.10%	478,912	12.33	to	11.62	5,786,814	5.30%	3.90%	to	2.59%
2020	0.85%	to	1.95%	267,640	11.87	to	11.39	3,121,291	3.77%	5.40%	to	4.23%
2019	0.85%	to	2.10%	382,641	11.26	to	10.88	4,241,839	4.96%	15.53%	to	14.08%
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1 (CLVLD1)
2021	0.35%			22,038	9.94			218,999	1.33%	-0.63%			****
Columbia Funds Variable Series Trust II - CTIVP(R) - Loomis Sayles Growth Fund: Class 1 (CLVLG1)
2021	0.30%	to	0.35%	33,964	10.90			370,122	0.00%	9.01%	to	8.97%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2021	0.30%	to	0.35%	128,767	10.47			1,347,872	0.00%	4.70%	to	4.66%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 (CLVPB1)
2021	0.35%			2,501	10.07			25,180	1.19%	0.68%			****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Columbia Funds Variable Series Trust II - CTIVP(R) - Victory Sycamore Established Value Fund: Class 1 (CLVSE1)
2021	0.35%			3,723	10.56			39,328	0.00%	5.64%		*	***
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2021	0.45%	to	1.95%	258,937	7.30	to	6.12	1,694,935	8.27%	27.33%	to	25.41%
2020	0.45%	to	2.15%	92,341	5.74	to	4.77	482,996	5.67%	-1.92%	to	-3.60%
2019	0.45%	to	2.35%	97,252	5.85	to	4.85	524,102	0.96%	6.21%	to	4.18%
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2 (CSCRS2)
2021	0.30%	to	0.35%	22,477	13.69			307,675	8.12%	28.08%	to	28.01%	****
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Standard Class (DWVEMD)
2021	0.30%	to	0.35%	50,405	10.67	to	10.66	537,427	0.00%	-3.13%	to	-3.18%	****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.85%	to	1.65%	626,525	17.72	to	16.81	10,901,797	0.59%	32.88%	to	31.81%
2020	0.85%	to	1.65%	478,912	13.33	to	12.76	6,286,352	0.98%	-3.01%	to	-3.79%
2019	0.85%	to	1.65%	449,594	13.75	to	13.26	6,101,330	0.74%	26.63%	to	25.61%
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2021	0.30%	to	0.35%	83,732	11.74	to	11.73	982,756	6.38%	17.39%	to	17.34%	****
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.45%	to	2.45%	1,772,449	11.95	to	10.44	20,078,585	2.89%	3.16%	to	1.09%
2020	0.45%	to	2.50%	1,496,180	11.59	to	10.30	16,513,680	3.32%	1.54%	to	-0.55%
2019	0.45%	to	2.50%	1,778,727	11.41	to	10.35	19,503,429	4.32%	6.60%	to	4.40%
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2021	0.30%	to	0.35%	22,918	10.67	to	10.66	244,306	0.00%	4.53%	to	4.48%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	1.30%			298	19.86			5,918	2.50%	-2.68%
2020	1.30%			298	20.40			6,080	2.70%	6.71%
2019	1.30%			299	19.12			5,717	2.90%	8.02%
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
2017	1.30%			300	18.04			5,413	3.23%	2.69%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2021	0.85%	to	1.65%	192,717	10.47	to	10.24	2,005,792	2.31%	-2.88%	to	-3.66%
2020	1.00%	to	1.65%	151,476	10.75	to	10.63	1,624,390	1.78%	4.16%	to	3.48%
2019	1.00%	to	1.65%	10,437	10.32	to	10.28	107,706	0.00%	3.22%	to	2.77%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2021	0.45%	to	1.90%	27,220	19.54	to	16.71	489,819	1.15%	9.19%	to	7.60%
2020	0.45%	to	1.65%	57,816	17.90	to	15.92	943,182	1.92%	14.02%	to	12.65%
2019	0.45%	to	1.95%	31,237	15.70	to	13.76	457,292	1.58%	17.48%	to	15.71%
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.45%	to	2.20%	4,475,134	20.36	to	18.42	85,419,031	0.77%	17.46%	to	15.40%
2020	0.45%	to	2.50%	3,704,255	17.33	to	15.73	60,588,079	1.44%	21.58%	to	19.08%
2019	0.45%	to	2.50%	2,527,000	14.26	to	13.21	34,311,080	1.73%	23.56%	to	21.01%
2018	0.45%	to	2.35%	1,701,806	11.54	to	10.96	18,857,303	1.51%	-4.87%	to	-6.70%
2017	0.45%	to	2.20%	895,955	12.13	to	11.78	10,533,134	1.61%	15.59%	to	13.57%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	0.85%	to	1.65%	1,262,094	18.03	to	23.31	27,161,051	0.02%	26.43%	to	25.41%
2020	0.85%	to	1.65%	886,805	14.26	to	18.59	15,643,328	0.06%	29.13%	to	28.09%
2019	0.85%	to	1.65%	567,853	11.04	to	14.51	8,039,618	0.23%	10.44%	to	29.11%
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to	-8.14%
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	0.45%	to	2.15%	457,886	18.57	to	16.55	7,956,568	1.62%	24.04%	to	21.93%
2020	0.45%	to	2.50%	502,245	14.97	to	13.30	7,092,335	1.52%	5.96%	to	3.78%
2019	0.45%	to	2.50%	750,010	14.13	to	12.82	10,084,141	1.74%	26.53%	to	23.93%
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to	-10.84%
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2021	0.45%	to	1.95%	731,605	13.50	to	12.77	9,609,784	2.10%	-2.85%	to	-4.31%
2020	0.45%	to	1.95%	434,546	13.90	to	13.34	5,917,466	0.72%	30.29%	to	28.33%
2019	0.85%	to	1.95%	281,768	10.59	to	10.40	2,966,590	2.55%	28.10%	to	26.67%
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	0.45%	to	2.20%	3,670,127	32.07	to	28.50	111,764,591	0.00%	22.35%	to	20.20%
2020	0.45%	to	2.50%	3,639,474	26.21	to	23.30	91,117,920	0.04%	42.90%	to	39.96%
2019	0.45%	to	2.50%	3,647,438	18.34	to	16.65	64,340,514	0.05%	33.37%	to	30.63%
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to	-2.94%
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.45%	to	1.95%	1,065,151	20.56	to	18.86	20,965,167	2.47%	25.07%	to	23.19%
2020	0.45%	to	2.35%	777,749	16.43	to	15.02	12,309,181	2.00%	7.11%	to	5.07%
2019	0.45%	to	2.35%	749,733	15.34	to	14.30	11,160,857	3.54%	29.10%	to	26.63%
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to	-11.34%
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2021	0.45%	to	2.10%	137,461	12.87	to	11.51	1,658,357	4.94%	3.82%	to	2.10%
2020	0.45%	to	2.50%	181,153	12.39	to	11.01	2,123,146	5.51%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	221,771	12.15	to	11.03	2,571,158	4.74%	14.25%	to	11.90%
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to	-6.05%
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class (FICAP)
2021	0.35%			217	9.97			2,163	0.00%	-0.34%		*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2021	0.35%			3,600	10.01			36,048	0.43%	0.13%		*	***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2021	0.45%	to	2.15%	2,013,073	11.98	to	10.86	23,145,397	1.90%	-1.34%	to	-3.03%
2020	0.45%	to	2.15%	1,701,489	12.14	to	11.20	19,910,489	2.39%	8.67%	to	6.82%
2019	0.45%	to	2.15%	1,297,248	11.17	to	10.49	14,013,486	3.09%	8.91%	to	7.05%
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to	-2.68%
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2021	0.30%	to	0.35%	233,204	13.59	to	13.58	3,167,348	1.48%	28.19%	to	28.13%	****
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2021	0.35%			3,973	10.01			39,762	0.61%	0.08%		*	***
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2021	0.30%	to	0.35%	46,483	9.97	to	9.96	463,104	0.01%	-0.29%	to	-0.34%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.85%	to	1.65%	105,719	17.83	to	17.59	1,874,783	3.16%	53.51%	to	52.28%
2020	0.85%	to	1.55%	76,157	11.61	to	11.56	882,491	6.59%	16.13%	to	15.58%	****
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2021	0.45%	to	1.95%	470,528	14.97	to	13.95	7,413,671	1.00%	38.02%	to	35.94%
2020	0.85%	to	1.85%	420,176	11.73	to	10.30	4,832,805	1.79%	-7.58%	to	-8.52%
2019	0.45%	to	1.95%	518,374	11.69	to	11.23	6,452,152	1.53%	22.40%	to	20.55%
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to	-8.20%
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class (FVIII)
2021	0.30%	to	0.35%	93,793	11.72	to	11.71	1,098,625	4.55%	7.40%	to	7.34%	****
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class (FVP)
2021	0.35%			1,775	10.18			18,064	0.74%	1.77%		*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class (FVSII)
2021	0.35%			1,374	10.03			13,784	0.00%	0.32%		*	***
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2021	0.45%	to	2.20%	1,393,630	13.03	to	11.48	17,157,951	2.75%	3.07%	to	1.25%
2020	0.45%	to	2.20%	1,069,813	12.64	to	11.34	12,857,448	3.08%	6.68%	to	4.80%
2019	0.45%	to	2.20%	1,139,452	11.85	to	10.82	12,915,213	3.34%	10.16%	to	8.22%
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to	-5.22%
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2021	0.85%	to	1.55%	58,730	12.55	to	12.41	733,501	1.38%	3.55%	to	2.82%
2020	1.00%	to	1.35%	12,510	12.11	to	12.08	151,457	3.84%	21.10%	to	20.81%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.45%	to	1.90%	260,548	23.15	to	19.51	5,586,100	1.82%	11.18%	to	9.56%
2020	0.45%	to	1.95%	232,241	20.83	to	17.71	4,464,244	1.49%	11.24%	to	9.56%
2019	0.45%	to	2.20%	252,905	18.72	to	15.77	4,394,707	3.58%	19.32%	to	17.22%
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to	-11.65%
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.45%	to	2.15%	1,443,770	9.04	to	8.06	12,438,717	0.00%	-5.42%	to	-7.04%
2020	0.45%	to	2.15%	1,534,584	9.56	to	8.67	14,069,590	8.77%	-5.71%	to	-7.32%
2019	0.45%	to	2.15%	1,828,736	10.14	to	9.36	17,904,545	7.18%	1.55%	to	-0.18%
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to	-0.47%
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.45%	to	2.15%	1,375,520	16.25	to	14.00	20,832,890	4.99%	16.23%	to	14.25%
2020	0.45%	to	2.45%	1,398,466	13.98	to	11.97	18,249,937	6.14%	0.24%	to	-1.77%
2019	0.45%	to	2.50%	1,700,024	13.95	to	12.14	22,268,982	5.58%	15.54%	to	13.16%
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to	-6.71%
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2021	0.45%	to	1.95%	541,574	17.28	to	15.15	8,678,801	2.64%	18.59%	to	16.81%
2020	0.45%	to	2.35%	505,678	14.58	to	12.57	6,876,196	2.37%	-4.89%	to	-6.71%
2019	0.45%	to	2.40%	530,208	15.32	to	13.43	7,649,743	1.64%	23.81%	to	21.38%
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.45%	to	2.45%	46,589	14.84	to	12.58	631,407	0.00%	15.65%	to	13.33%
2020	0.45%	to	2.45%	57,590	12.83	to	11.10	683,663	0.26%	3.64%	to	1.56%
2019	1.00%	to	2.45%	84,216	11.96	to	10.93	973,517	1.66%	10.82%	to	9.19%
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2021	0.85%	to	2.10%	452,506	9.90	to	9.04	4,368,041	0.03%	-0.91%	to	-2.16%
2020	0.85%	to	2.15%	362,589	9.99	to	9.21	3,560,567	0.61%	-0.47%	to	-1.78%
2019	0.45%	to	2.35%	640,540	10.24	to	9.28	6,322,332	1.94%	1.40%	to	-0.54%
2018	0.45%	to	2.35%	695,845	10.10	to	9.33	6,815,407	1.82%	0.91%	to	-1.03%
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.65%	to	1.65%	66,907	11.28	to	10.87	740,719	1.28%	4.15%	to	3.11%
2020	0.65%	to	1.65%	102,687	10.83	to	10.54	1,095,046	1.99%	6.03%	to	4.96%
2019	0.65%	to	1.45%	90,146	10.21	to	10.08	912,460	6.30%	8.11%	to	7.24%
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97%	****
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2021	0.45%	to	2.10%	583,120	12.50	to	10.81	6,657,164	2.57%	2.04%	to	0.35%
2020	0.65%	to	2.35%	965,068	12.06	to	10.56	10,891,147	6.23%	-0.64%	to	-2.34%
2019	0.45%	to	2.35%	789,575	12.30	to	10.82	9,007,737	4.96%	7.12%	to	5.08%
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2021	1.15%	to	1.90%	3,825,573	0.20	to	0.17	712,199	0.00%	-26.32%	to	-26.87%
2020	0.45%	to	1.90%	858,336	0.67	to	0.24	224,575	1.13%	-38.28%	to	-39.18%
2019	1.15%	to	2.15%	458,222	0.45	to	0.51	189,780	0.60%	-28.84%	to	-29.56%
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
Rydex Variable Trust - Biotechnology Fund (RBF)
2021	0.45%	to	2.15%	149,617	55.95	to	50.27	6,242,745	0.00%	0.97%	to	-0.76%
2020	0.45%	to	2.45%	190,890	55.42	to	36.44	8,008,261	0.00%	20.77%	to	18.34%
2019	0.45%	to	2.45%	192,159	45.89	to	30.79	6,825,695	0.00%	24.11%	to	21.62%
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
2017	0.45%	to	2.50%	310,675	41.01	to	28.49	9,987,924	0.00%	28.86%	to	26.21%
Rydex Variable Trust - Banking Fund (RBKF)
2021	0.65%	to	2.10%	187,887	10.89	to	10.76	2,431,801	0.62%	32.62%	to	30.69%
2020	0.45%	to	2.45%	194,077	8.44	to	5.90	1,908,403	0.91%	-8.88%	to	-10.71%
2019	0.45%	to	2.45%	196,804	9.26	to	6.60	2,107,303	0.93%	27.81%	to	25.25%
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Basic Materials Fund (RBMF)
2021	0.65%	to	2.15%	75,193	19.45	to	35.12	2,842,466	0.62%	22.14%	to	20.30%
2020	0.45%	to	2.15%	96,430	16.36	to	29.19	3,010,954	1.04%	19.21%	to	17.18%
2019	0.45%	to	2.45%	92,813	13.73	to	14.05	2,453,751	0.00%	20.89%	to	18.46%
2018	0.45%	to	2.45%	122,448	11.35	to	11.86	2,661,886	0.48%	-17.82%	to	-19.48%
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2021	0.45%	to	2.30%	169,936	31.05	to	34.75	6,532,549	0.85%	10.12%	to	8.07%
2020	0.45%	to	2.35%	172,021	28.20	to	31.86	6,289,917	0.88%	7.09%	to	5.05%
2019	0.45%	to	2.35%	188,110	26.33	to	30.33	6,430,194	0.97%	21.78%	to	19.46%
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
Rydex Variable Trust - Electronics Fund (RELF)
2021	0.45%	to	2.10%	153,634	56.16	to	52.22	7,699,966	0.00%	37.63%	to	35.35%
2020	0.45%	to	2.10%	168,183	40.81	to	38.58	6,186,422	0.00%	55.26%	to	52.69%
2019	0.45%	to	2.10%	219,555	26.28	to	25.26	5,207,241	0.00%	58.57%	to	55.94%
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
Rydex Variable Trust - Energy Fund (RENF)
2021	0.45%	to	2.15%	413,034	6.22	to	12.39	5,345,184	0.73%	49.78%	to	47.23%
2020	0.45%	to	2.15%	302,618	4.15	to	8.41	2,632,060	1.36%	-34.47%	to	-35.59%
2019	0.45%	to	2.20%	299,660	6.34	to	12.95	3,965,048	0.21%	6.33%	to	4.46%
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
Rydex Variable Trust - Energy Services Fund (RESF)
2021	0.65%	to	2.15%	480,828	1.86	to	3.78	2,395,200	0.15%	16.74%	to	14.98%
2020	0.65%	to	2.15%	419,869	1.59	to	3.28	1,816,862	0.61%	-37.74%	to	-38.69%
2019	0.45%	to	2.50%	223,170	2.63	to	2.60	1,558,498	0.00%	-0.52%	to	-2.56%
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
Rydex Variable Trust - Financial Services Fund (RFSF)
2021	0.45%	to	2.20%	400,604	17.43	to	18.91	7,989,787	0.34%	34.65%	to	32.29%
2020	0.45%	to	2.20%	334,673	12.94	to	14.30	5,101,293	0.90%	-0.56%	to	-2.31%
2019	0.45%	to	2.50%	387,410	13.01	to	9.88	5,941,259	0.85%	27.50%	to	24.87%
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
Rydex Variable Trust - Health Care Fund (RHCF)
2021	0.45%	to	2.15%	251,262	42.05	to	44.73	10,858,323	0.00%	18.30%	to	16.28%
2020	0.45%	to	2.45%	284,724	35.55	to	27.68	10,497,842	0.00%	18.15%	to	15.77%
2019	0.45%	to	2.45%	355,151	30.09	to	23.91	11,194,701	0.00%	22.02%	to	19.56%
2018	0.45%	to	2.45%	450,556	24.66	to	20.00	11,767,789	0.00%	0.79%	to	-1.25%
2017	0.45%	to	2.45%	479,809	24.47	to	20.25	12,553,597	0.00%	22.31%	to	19.86%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2021	0.45%	to	1.90%	45,106	13.09	to	11.79	556,588	0.00%	1.23%	to	-0.24%
2020	0.45%	to	1.90%	184,434	12.93	to	11.82	2,315,715	2.72%	-0.92%	to	-2.36%
2019	0.45%	to	1.90%	218,106	13.05	to	12.10	2,709,335	2.45%	13.32%	to	11.67%
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
Rydex Variable Trust - Internet Fund (RINF)
2021	0.45%	to	2.20%	76,346	48.71	to	62.26	5,196,891	0.00%	-5.09%	to	-6.76%
2020	0.45%	to	2.20%	90,216	51.32	to	66.77	6,526,982	0.00%	59.49%	to	56.69%
2019	0.45%	to	2.20%	84,064	32.18	to	42.61	3,864,933	0.00%	24.90%	to	22.70%
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2021	0.45%	to	2.00%	602,139	2.21	to	1.53	1,032,285	0.00%	0.51%	to	-1.05%
2020	0.45%	to	1.95%	245,369	2.20	to	1.56	424,496	0.40%	-21.44%	to	-22.63%
2019	0.45%	to	1.95%	217,287	2.80	to	2.02	489,283	0.00%	-13.68%	to	-14.98%
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2021	1.15%	to	1.60%	60,403	13.88	to	12.66	800,634	0.24%	17.35%	to	16.82%
2020	1.15%	to	1.60%	55,216	11.83	to	10.84	633,490	1.79%	-0.92%	to	-1.37%
2019	1.15%	to	1.60%	112,626	11.94	to	10.99	1,290,298	0.96%	26.95%	to	26.37%
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2021	0.45%	to	2.10%	29,993	21.83	to	31.07	738,541	0.00%	-14.48%	to	-15.90%
2020	0.45%	to	2.10%	50,796	25.53	to	36.94	1,451,433	0.92%	39.83%	to	37.52%
2019	0.45%	to	1.95%	39,496	18.26	to	18.25	798,008	1.27%	38.40%	to	36.32%
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
Rydex Variable Trust - Leisure Fund (RLF)
2021	0.65%	to	2.30%	90,278	28.36	to	36.46	4,069,906	0.00%	0.27%	to	-1.40%
2020	0.45%	to	2.30%	66,759	29.06	to	36.98	3,012,011	0.00%	20.47%	to	18.23%
2019	0.45%	to	2.30%	74,228	24.12	to	31.28	2,800,412	0.25%	28.70%	to	26.31%
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
2017	0.45%	to	2.30%	103,637	21.75	to	29.28	3,588,408	0.22%	19.57%	to	17.36%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2021	0.45%	to	1.95%	43,553	40.73	to	68.76	3,337,529	0.00%	34.64%	to	32.62%
2020	0.45%	to	2.15%	40,089	30.25	to	51.31	2,329,092	1.11%	10.19%	to	8.31%
2019	0.45%	to	2.20%	48,427	27.46	to	46.97	2,540,728	1.08%	35.50%	to	33.11%
2018	0.45%	to	2.45%	63,196	20.26	to	17.12	2,418,652	0.26%	-19.76%	to	-21.38%
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2021	0.45%	to	2.10%	75,503	31.50	to	51.94	3,805,228	0.06%	18.46%	to	16.50%
2020	0.45%	to	2.15%	128,767	26.59	to	44.18	5,512,276	0.00%	19.50%	to	17.46%
2019	0.45%	to	2.20%	58,444	22.25	to	37.30	2,145,374	0.00%	34.76%	to	32.39%
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
Rydex Variable Trust - Nova Fund (RNF)
2021	0.45%	to	2.10%	290,101	48.77	to	65.36	16,883,307	0.33%	41.54%	to	39.20%
2020	0.65%	to	2.10%	246,736	33.54	to	46.95	10,339,661	0.83%	19.25%	to	17.51%
2019	0.45%	to	2.10%	341,426	28.83	to	39.96	12,029,080	0.90%	44.39%	to	42.00%
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2021	0.45%	to	2.15%	272,926	72.42	to	83.16	24,255,042	0.00%	24.98%	to	22.85%
2020	0.45%	to	2.35%	304,095	57.95	to	65.30	21,830,905	0.26%	44.31%	to	41.56%
2019	0.45%	to	2.45%	382,742	40.16	to	34.74	19,198,467	0.13%	36.25%	to	33.51%
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2021	0.45%	to	2.30%	427,483	8.56	to	11.81	7,241,760	3.85%	-9.60%	to	-11.28%
2020	0.45%	to	2.30%	435,154	9.47	to	13.31	8,191,391	4.83%	33.69%	to	31.22%
2019	0.45%	to	2.30%	661,519	7.08	to	10.14	9,382,256	0.00%	51.51%	to	48.70%
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
Rydex Variable Trust - Real Estate Fund (RREF)
2021	0.45%	to	2.30%	142,071	20.48	to	26.53	4,887,612	0.58%	33.47%	to	30.99%
2020	0.45%	to	2.30%	109,942	15.35	to	20.26	2,860,210	2.93%	-6.24%	to	-7.99%
2019	0.45%	to	2.30%	196,392	16.37	to	22.01	5,270,456	1.76%	23.87%	to	21.57%
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
Rydex Variable Trust - Retailing Fund (RRF)
2021	0.95%	to	1.95%	46,016	50.24	to	44.56	2,299,169	0.00%	10.34%	to	9.57%
2020	0.45%	to	1.95%	53,681	35.62	to	40.67	2,424,484	0.00%	43.02%	to	40.87%
2019	0.70%	to	2.10%	59,028	33.64	to	29.09	1,891,873	0.00%	23.07%	to	21.86%
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2021	0.65%	to	2.00%	261,946	13.93	to	16.10	4,528,335	0.63%	22.99%	to	21.32%
2020	0.65%	to	2.10%	348,799	11.33	to	15.95	5,064,507	0.84%	4.25%	to	2.73%
2019	0.65%	to	2.10%	392,341	10.87	to	15.52	5,432,340	0.62%	4.85%	to	3.32%
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
Rydex Variable Trust - Technology Fund (RTEC)
2021	0.45%	to	2.15%	252,767	50.07	to	58.90	15,900,964	0.00%	19.96%	to	17.91%
2020	0.45%	to	2.15%	259,151	41.74	to	49.95	13,748,517	0.00%	48.58%	to	46.04%
2019	0.45%	to	2.15%	274,636	28.09	to	34.20	9,859,398	0.00%	39.12%	to	36.74%
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Telecommunications Fund (RTEL)
2021	0.65%	to	1.90%	49,216	11.22	to	10.82	597,941	0.67%	8.27%	to	6.91%
2020	0.65%	to	2.15%	46,954	10.36	to	14.80	530,215	0.83%	8.78%	to	7.14%
2019	0.65%	to	2.15%	60,016	9.53	to	13.81	628,389	0.00%	12.48%	to	10.78%
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
2017	0.65%	to	2.45%	58,362	9.00			582,335	1.08%	3.27%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2021	0.45%	to	2.15%	258,527	61.10	to	92.79	19,259,995	0.00%	57.58%	to	54.89%
2020	0.45%	to	2.15%	181,780	38.77	to	59.91	8,520,507	0.48%	17.57%	to	15.56%
2019	0.45%	to	2.20%	651,354	32.98	to	51.40	27,169,397	0.00%	61.78%	to	58.94%
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
2017	0.45%	to	2.50%	753,349	24.21	to	22.70	23,345,040	0.00%	42.85%	to	39.92%
Rydex Variable Trust - Transportation Fund (RTRF)
2021	0.90%	to	2.30%	65,430	55.00	to	43.17	3,545,668	0.00%	20.72%	to	19.37%
2020	0.90%	to	2.30%	77,993	45.56	to	36.17	3,516,608	0.18%	38.76%	to	37.39%
2019	0.70%	to	2.30%	81,726	33.92	to	26.33	2,648,445	0.00%	20.80%	to	19.43%
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2021	0.45%	to	1.90%	1,437,106	1.19	to	0.60	949,353	0.00%	-24.78%	to	-25.88%
2020	1.15%	to	1.90%	485,397	0.93	to	0.81	434,739	0.40%	-25.89%	to	-26.45%
2019	1.15%	to	2.15%	520,836	1.26	to	1.07	633,663	0.92%	-23.80%	to	-24.57%
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2021	0.45%	to	1.95%	135,702	23.36	to	21.43	3,220,502	0.33%	-7.91%	to	-9.30%
2020	0.45%	to	2.15%	221,966	25.36	to	20.09	5,806,158	0.13%	21.40%	to	19.33%
2019	0.45%	to	2.15%	176,876	20.89	to	16.84	3,830,757	1.12%	16.24%	to	14.25%
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
Rydex Variable Trust - Utilities Fund (RUTL)
2021	0.45%	to	2.20%	149,007	22.78	to	29.39	3,548,052	1.97%	14.01%	to	12.00%
2020	0.45%	to	2.35%	134,745	19.98	to	25.54	2,821,210	1.70%	-5.56%	to	-7.36%
2019	0.45%	to	2.35%	206,191	21.16	to	27.57	4,611,219	0.20%	18.48%	to	16.22%
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.45%	to	2.10%	318,654	10.80	to	9.05	3,235,607	0.00%	7.62%	to	5.83%
2020	0.45%	to	2.15%	351,877	10.03	to	8.49	3,344,213	1.29%	6.91%	to	5.08%
2019	0.45%	to	2.35%	402,853	9.39	to	7.85	3,613,113	2.65%	4.54%	to	2.55%
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2021	0.45%	to	2.00%	840,851	3.26	to	2.00	1,853,795	0.00%	38.92%	to	36.76%
2020	0.65%	to	2.35%	485,852	2.28	to	1.38	786,420	0.81%	-23.22%	to	-24.54%
2019	0.45%	to	2.50%	430,314	3.05	to	2.19	922,207	1.47%	14.73%	to	12.37%
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2021	0.45%	to	2.15%	186,634	274.71	to	403.26	53,505,625	0.00%	52.76%	to	50.15%
2020	0.45%	to	2.15%	227,318	179.83	to	268.56	43,001,187	0.27%	86.03%	to	82.85%
2019	0.45%	to	2.45%	339,548	96.67	to	86.63	34,771,136	0.16%	79.69%	to	76.08%
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2021	1.15%	to	1.90%	40,092,956	0.07	to	0.06	2,588,219	0.00%	-36.07%	to	-36.56%
2020	1.15%	to	1.90%	21,007,091	0.11	to	0.10	2,139,310	0.23%	-46.39%	to	-46.80%
2019	1.15%	to	2.15%	15,653,025	0.21	to	0.18	2,998,322	0.00%	-36.83%	to	-37.47%
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2021	1.15%	to	1.90%	105,207	0.69	to	0.60	69,338	0.00%	-24.12%	to	-24.69%
2020	1.15%	to	1.90%	139,170	0.91	to	0.80	119,699	0.86%	-25.76%	to	-26.32%
2019	1.15%	to	2.15%	149,117	1.22	to	1.04	172,335	0.42%	-21.23%	to	-22.02%
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2021	0.45%	to	2.20%	256,040	0.95	to	0.52	149,920	0.00%	-18.85%	to	-20.28%
2020	1.15%	to	2.20%	329,551	0.77	to	0.65	240,021	0.94%	-31.60%	to	-32.33%
2019	1.15%	to	2.20%	344,176	1.13	to	0.96	360,502	0.56%	-21.53%	to	-22.36%
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2021	0.45%	to	2.30%	511,663	47.02	to	38.41	22,803,884	0.00%	27.01%	to	24.65%
2020	0.45%	to	2.45%	506,025	37.02	to	28.87	17,907,009	0.00%	26.75%	to	24.21%
2019	0.45%	to	2.45%	791,447	29.21	to	23.25	22,535,866	0.00%	26.03%	to	23.50%
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2021	0.45%	to	2.30%	449,644	24.18	to	24.04	12,472,052	0.68%	31.72%	to	29.28%
2020	0.45%	to	2.45%	506,122	18.36	to	15.54	10,674,389	1.81%	-10.96%	to	-12.75%
2019	0.45%	to	2.45%	746,594	20.62	to	17.81	17,969,155	0.79%	22.72%	to	20.25%
2018	0.45%	to	2.45%	1,060,163	16.80	to	14.81	20,948,196	0.71%	-13.71%	to	-15.45%
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2021	0.45%	to	2.15%	116,657	51.51	to	57.22	7,398,695	0.00%	39.97%	to	37.58%
2020	0.45%	to	2.15%	207,056	36.80	to	41.59	9,507,040	0.73%	1.27%	to	-0.46%
2019	0.45%	to	2.35%	193,021	36.34	to	40.47	8,895,609	0.65%	46.81%	to	44.00%
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2021	0.45%	to	2.30%	176,287	34.43	to	32.22	6,647,935	0.00%	11.71%	to	9.63%
2020	0.45%	to	2.45%	220,875	30.82	to	23.71	7,471,687	0.00%	29.88%	to	27.27%
2019	0.45%	to	2.45%	241,344	23.73	to	18.63	6,368,507	0.00%	14.89%	to	12.58%
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2021	0.45%	to	2.30%	190,860	26.07	to	27.43	5,944,187	0.08%	30.66%	to	28.24%
2020	0.45%	to	2.45%	223,468	19.95	to	16.49	5,356,994	0.41%	6.93%	to	4.78%
2019	0.45%	to	2.50%	272,729	18.66	to	15.63	6,227,908	0.00%	21.91%	to	19.40%
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
Guggenheim Variable Fund - Global Managed Futures Strategy (RVMFU)
2021	0.45%	to	2.15%	448,529	7.37	to	5.88	2,970,223	0.00%	0.49%	to	-1.23%
2020	0.45%	to	2.15%	509,976	7.33	to	5.96	3,374,854	3.80%	2.14%	to	0.39%
2019	0.45%	to	2.15%	654,175	7.18	to	5.93	4,261,161	0.94%	7.66%	to	5.82%
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2021	0.45%	to	2.10%	147,620	31.46	to	31.50	5,216,845	0.00%	18.62%	to	16.66%
2020	0.45%	to	2.45%	219,164	26.52	to	20.69	6,592,627	0.00%	15.24%	to	12.92%
2019	0.45%	to	2.45%	223,386	23.01	to	18.32	5,853,634	0.00%	12.07%	to	9.82%
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2021	0.45%	to	2.10%	164,324	20.96	to	21.20	3,885,295	0.00%	42.77%	to	40.40%
2020	0.45%	to	2.45%	143,376	14.68	to	11.15	2,378,952	0.00%	-6.39%	to	-8.27%
2019	0.45%	to	2.45%	217,924	15.68	to	12.16	3,911,036	0.31%	20.13%	to	17.72%
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to	-22.54%
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2021	0.45%	to	2.30%	153,678	8.71	to	5.70	1,049,315	0.00%	10.60%	to	8.54%
2020	0.45%	to	2.30%	47,917	7.87	to	5.26	292,170	0.68%	-14.42%	to	-16.01%
2019	0.65%	to	2.30%	80,558	8.97	to	6.26	574,198	0.80%	3.93%	to	2.21%
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to	9.24%
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2021	0.45%	to	1.80%	33,003	4.86	to	4.68	167,305	0.00%	-14.36%	to	-15.52%
2020	1.15%	to	1.95%	160,794	6.12	to	5.41	972,087	0.28%	8.43%	to	7.55%
2019	1.15%	to	1.95%	45,858	5.65	to	5.03	250,427	0.86%	-5.94%	to	-6.70%
2018	1.15%	to	1.85%	41,323	6.00	to	5.46	243,052	0.00%	-12.65%	to	-13.28%
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
Hartford Disciplined Equity HLS Fund - Class IA (HTDEIA)
2021	0.30%	to	0.35%	31,539	13.19	to	13.18	415,854	1.09%	25.14%	to	25.08%	****
Hartford MidCap HLS Fund - Class IA (HTMCIA)
2021	0.35%			8,160	12.25			99,964	0.00%	9.52%			****
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2021	0.85%	to	1.65%	157,530	14.05	to	13.33	2,177,958	1.13%	4.71%	to	3.86%
2020	0.85%	to	1.55%	133,253	13.42	to	12.91	1,762,186	2.18%	12.77%	to	11.98%
2019	0.85%	to	1.55%	141,430	11.90	to	11.53	1,663,742	1.35%	27.15%	to	26.25%
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to	-16.53%
2017	0.85%	to	1.55%	62,932	11.13	to	10.94	697,477	1.51%	21.69%	to	20.83%
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2021	0.45%	to	2.00%	391,754	15.41	to	13.56	5,636,024	3.04%	8.77%	to	7.08%
2020	0.45%	to	2.10%	378,101	14.16	to	12.57	5,028,836	7.45%	9.49%	to	7.68%
2019	0.45%	to	2.45%	415,788	12.94	to	11.42	5,085,126	0.00%	14.37%	to	12.07%
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to	-9.01%
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2021	0.85%	to	1.65%	959,740	20.81	to	19.75	19,682,932	1.06%	27.79%	to	26.76%
2020	0.85%	to	1.65%	974,546	16.28	to	15.58	15,648,532	1.35%	11.46%	to	10.56%
2019	0.85%	to	1.65%	846,875	14.61	to	14.09	12,199,026	1.60%	27.36%	to	26.34%
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to	-9.63%
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares (IVEW5I)
2021	0.35%			1,850	10.26			18,973	0.00%	2.56%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.30%	to	0.35%	48,542	13.23	to	13.22	642,053	0.00%	18.74%	to	18.68%	****
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.45%	to	2.10%	759,266	26.66	to	23.06	18,984,084	0.00%	14.65%	to	12.75%
2020	0.45%	to	2.50%	737,957	23.25	to	19.82	16,204,049	0.44%	26.76%	to	24.15%
2019	0.45%	to	2.50%	825,672	18.34	to	15.97	14,363,436	0.62%	30.86%	to	28.17%
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to	-15.57%
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.30%	to	0.35%	127,611	11.84	to	11.83	1,510,404	0.00%	9.89%	to	9.83%	****
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.85%	to	1.65%	354,738	14.02	to	13.41	4,892,204	0.68%	20.01%	to	19.05%
2019	0.85%	to	1.65%	307,036	11.68	to	11.26	3,536,516	0.71%	26.86%	to	25.84%
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to	-20.89%
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2021	0.85%	to	1.65%	559,952	18.84	to	17.88	10,358,386	0.20%	21.22%	to	20.25%
2020	0.85%	to	1.65%	501,834	15.54	to	14.87	7,674,821	0.39%	18.62%	to	17.66%
2019	0.85%	to	1.65%	452,111	13.10	to	12.64	5,846,250	0.00%	25.06%	to	24.05%
2018	0.85%	to	1.65%	444,099	10.48	to	10.19	4,603,996	0.06%	-11.30%	to	-12.02%
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.45%	to	2.00%	722,054	20.04	to	16.69	12,951,523	1.56%	9.94%	to	8.23%
2020	0.45%	to	2.35%	808,687	18.22	to	14.84	13,304,593	2.01%	13.37%	to	11.20%
2019	0.45%	to	2.45%	937,626	16.08	to	13.21	13,716,008	2.04%	21.23%	to	18.80%
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to	-7.77%
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.85%	to	1.65%	271,402	5.38	to	5.11	1,435,107	1.35%	40.79%	to	39.66%
2020	0.85%	to	1.65%	352,248	3.82	to	3.66	1,327,865	2.15%	-37.37%	to	-37.88%
2019	0.85%	to	1.65%	255,138	6.10	to	5.89	1,533,912	0.00%	2.60%	to	1.77%
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to	-35.23%
2017	1.00%	to	1.65%	121,565	9.07	to	8.93	1,097,925	0.81%	-13.52%	to	-14.08%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2021	0.85%	to	1.65%	192,352	15.38	to	14.59	2,894,815	0.84%	8.34%	to	7.46%
2020	0.85%	to	1.65%	139,182	14.20	to	13.58	1,937,643	1.65%	14.42%	to	13.50%
2019	0.85%	to	1.65%	154,466	12.41	to	11.97	1,884,575	1.84%	15.59%	to	14.65%
2018	0.85%	to	1.65%	159,663	10.73	to	10.44	1,692,871	0.00%	-7.11%	to	-7.87%
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2021	1.00%	to	1.65%	144,166	13.36	to	12.80	1,905,107	2.54%	7.14%	to	6.43%
2020	1.00%	to	1.65%	104,847	12.47	to	12.03	1,292,700	3.28%	4.16%	to	3.48%
2019	1.00%	to	1.65%	84,136	11.97	to	11.63	997,026	2.95%	13.13%	to	12.38%
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to	-6.49%
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.30%	to	0.35%	132,927	13.74	to	13.73	1,825,591	0.02%	29.50%	to	29.43%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2021	0.30%	to	0.35%	13,048	9.75			127,276	0.00%	-2.45%	to	-2.46%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2021	0.30%	to	0.35%	599,056	9.95	to	9.94	5,957,221	0.13%	-1.65%	to	-1.70%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2021	0.30%	to	0.35%	77,747	10.33			803,142	0.00%	3.31%	to	3.30%	****
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.85%	to	1.65%	1,933,168	18.91	to	17.94	35,787,854	0.67%	15.92%	to	14.98%
2020	0.85%	to	1.65%	1,734,852	16.31	to	15.60	27,781,710	1.61%	13.06%	to	12.15%
2019	0.85%	to	1.65%	1,259,181	14.43	to	13.91	17,867,029	1.89%	21.23%	to	20.26%
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to	-1.23%
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.85%	to	1.65%	463,600	11.75	to	11.15	5,346,540	1.67%	-1.95%	to	-2.75%
2020	0.85%	to	1.65%	416,144	11.99	to	11.47	4,904,835	2.52%	9.31%	to	8.43%
2019	0.85%	to	1.65%	304,006	10.96	to	10.57	3,290,634	2.60%	8.35%	to	7.47%
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to	-2.92%
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.85%	to	1.65%	1,017,500	40.91	to	38.83	40,841,898	0.11%	16.74%	to	15.80%
2020	0.85%	to	1.65%	809,871	35.05	to	33.53	27,909,103	0.00%	49.45%	to	48.24%
2019	0.85%	to	1.65%	689,984	23.45	to	22.62	15,962,216	0.40%	43.59%	to	42.43%
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to	-0.77%
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2021	0.85%	to	1.65%	942,612	24.45	to	23.20	22,609,824	0.24%	15.55%	to	14.62%
2020	0.85%	to	1.65%	831,363	21.16	to	20.24	17,309,445	0.00%	18.17%	to	17.22%
2019	0.85%	to	1.65%	682,991	17.91	to	17.27	12,077,538	0.05%	34.01%	to	32.93%
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to	-2.31%
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares (LZREMI)
2021	0.30%	to	0.35%	21,307	11.92			253,933	2.31%	5.48%	to	5.43%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.45%	to	2.10%	548,611	11.26	to	9.74	5,655,278	1.94%	4.99%	to	3.25%
2020	0.45%	to	2.35%	1,612,124	10.72	to	9.25	16,230,706	2.66%	-1.72%	to	-3.60%
2019	0.45%	to	2.35%	1,785,696	10.91	to	9.60	18,430,794	0.90%	17.61%	to	15.37%
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to	-20.56%
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I (LPVAI)
2021	0.30%	to	0.35%	34,128	12.92	to	12.91	440,857	0.96%	23.29%	to	23.23%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2021	0.85%	to	1.65%	369,692	15.24	to	14.46	5,584,093	0.17%	9.11%	to	8.23%
2020	0.85%	to	1.65%	369,506	13.97	to	13.36	5,117,776	0.60%	16.73%	to	15.79%
2019	0.85%	to	1.65%	364,532	11.97	to	11.54	4,331,720	0.77%	23.69%	to	22.69%
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to	-10.08%
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2021	0.30%	to	0.35%	74,377	13.30	to	13.29	988,906	2.24%	26.42%	to	26.35%	****
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I (LPVCMI)
2021	0.35%			956	10.12			9,673	0.00%	1.18%		*	***

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2021	0.45%	to	2.15%	426,401	13.30	to	11.45	5,283,341	3.83%	0.59%	to	-1.13%
2020	0.45%	to	2.15%	487,489	13.22	to	11.58	6,050,438	3.48%	6.64%	to	4.82%
2019	0.45%	to	2.35%	560,721	12.40	to	10.90	6,573,798	4.76%	13.50%	to	11.33%
2018	0.45%	to	2.35%	409,609	10.92	to	9.79	4,261,840	4.71%	-4.60%	to	-6.43%
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2021	1.30%			71,601	25.33			1,813,460	1.05%	24.57%
2020	1.30%			73,771	20.33			1,499,862	1.37%	3.88%
2019	1.30%			95,974	19.57			1,878,429	1.73%	27.21%
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
2017	1.30%			106,884	17.11			1,828,586	1.37%	13.35%
Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2021	0.85%	to	1.65%	538,629	24.47	to	23.22	12,945,763	0.00%	11.36%	to	10.46%
2020	0.85%	to	1.65%	432,311	21.97	to	21.02	9,350,586	0.00%	41.70%	to	40.55%
2019	0.85%	to	1.65%	333,660	15.51	to	14.95	5,100,744	0.00%	25.48%	to	24.46%
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to	1.50%
2017	1.00%	to	1.65%	117,267	12.03	to	11.84	1,404,228	0.00%	22.68%	to	21.87%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2021	0.35%	to	1.65%	1,419,079	10.12	to	10.40	15,250,903	2.36%	0.27%	to	-1.03%
2020	0.85%	to	1.65%	1,198,036	10.98	to	10.51	12,928,810	2.88%	2.25%	to	1.43%
2019	0.85%	to	1.65%	1,171,628	10.74	to	10.36	12,405,990	3.96%	4.16%	to	3.32%
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to	-0.53%
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.45%	to	1.95%	718,182	11.71	to	10.75	8,234,083	2.13%	-0.69%	to	-2.19%
2020	0.45%	to	1.95%	616,924	11.79	to	10.99	7,173,281	2.56%	6.94%	to	5.33%
2019	0.45%	to	2.10%	502,629	11.03	to	10.37	5,500,778	2.92%	7.92%	to	6.13%
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2021	0.65%	to	2.10%	410,743	20.81	to	19.15	8,274,527	0.74%	8.16%	to	6.58%
2020	0.65%	to	2.10%	422,854	19.24	to	17.96	7,899,968	0.36%	34.69%	to	32.73%
2019	0.65%	to	2.15%	463,226	14.28	to	13.51	6,469,128	1.17%	21.24%	to	19.41%
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
MainStay VP Funds Trust - MainStay VP MacKay High Yield Corporate Bond Portfolio: Initial Class (MNHCBI)
2021	0.35%			34,824	10.76			374,780	6.14%	5.14%		*	***
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)
2021	0.30%	to	0.35%	59,742	10.52	to	10.51	627,910	2.23%	3.41%	to	3.36%	****
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2021	0.85%	to	1.30%	19,930	11.62	to	11.58	231,324	1.09%	16.18%	to	15.83%	****
MFS(R) Variable Insurance Trust - MFS Growth Series: Initial Class (MEGS)
2021	0.35%			1,605	10.13			16,262	0.00%	1.32%		*	***
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	1.00%	to	1.65%	78,497	14.70	to	14.54	1,150,827	0.70%	10.15%	to	9.43%
2020	0.85%	to	1.65%	50,729	13.36	to	13.29	677,615	0.05%	33.63%	to	32.91%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.30%	to	0.35%	8,851	14.07	to	14.06	124,475	0.89%	30.59%	to	30.53%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.85%	to	1.65%	643,606	18.22	to	17.29	11,516,302	0.75%	29.49%	to	28.45%
2020	0.85%	to	1.65%	531,599	14.07	to	13.46	7,352,566	1.02%	2.79%	to	1.96%
2019	0.85%	to	1.65%	424,328	13.69	to	13.20	5,723,427	1.05%	29.59%	to	28.55%
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2021	0.85%	to	1.65%	183,698	20.93	to	19.86	3,774,714	0.86%	28.09%	to	27.05%
2020	0.85%	to	1.65%	250,230	16.34	to	15.63	4,023,405	1.45%	14.08%	to	13.16%
2019	0.85%	to	1.65%	249,039	14.32	to	13.82	3,516,917	1.34%	27.78%	to	26.75%
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.30%	to	0.35%	131,668	13.11			1,726,198	1.48%	25.08%	to	25.01%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)
2021	0.45%	to	2.10%	77,368	15.22	to	12.73	1,064,590	0.79%	2.12%	to	0.43%
2020	0.45%	to	2.10%	88,226	14.90	to	12.68	1,200,408	1.44%	5.51%	to	3.76%
2019	0.45%	to	2.45%	120,930	14.12	to	11.84	1,570,076	2.55%	13.79%	to	11.50%
2018	0.45%	to	2.45%	153,383	12.41	to	10.62	1,766,934	0.48%	-5.23%	to	-7.15%
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.35%			7,017	9.96			69,880	0.00%	-0.41%		*	***
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2021	0.85%	to	1.65%	224,615	13.48	to	13.19	3,007,949	0.42%	8.07%	to	7.19%
2020	0.85%	to	1.65%	129,545	12.47	to	12.30	1,609,294	1.52%	14.52%	to	13.60%
2019	1.00%	to	1.55%	39,159	10.88	to	10.84	425,802	0.83%	8.80%	to	8.40%	****
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Initial Class (MVITSI)
2021	0.35%			7,343	13.31			97,717	0.56%	26.37%		*	***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.85%	to	1.65%	2,091,188	18.40	to	17.46	38,060,608	0.14%	9.34%	to	8.46%
2020	0.85%	to	1.65%	1,905,018	16.83	to	16.10	31,751,931	0.80%	19.18%	to	18.22%
2019	0.85%	to	1.65%	1,805,437	14.12	to	13.62	25,292,440	1.50%	24.58%	to	23.58%
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2021	0.85%	to	1.65%	309,520	15.43	to	14.64	4,687,784	1.54%	12.86%	to	11.95%
2020	0.85%	to	1.65%	264,492	13.67	to	13.08	3,560,092	2.20%	4.72%	to	3.88%
2019	0.85%	to	1.65%	283,938	13.05	to	12.59	3,656,448	4.08%	23.74%	to	22.74%
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2021	0.65%	to	2.15%	329,977	12.44	to	10.99	3,925,380	0.00%	0.43%	to	-1.09%
2020	0.65%	to	2.15%	375,188	12.39	to	11.11	4,464,923	0.00%	6.68%	to	5.07%
2019	0.45%	to	2.15%	406,348	11.76	to	10.58	4,539,670	0.99%	5.69%	to	3.88%
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2021	0.65%	to	2.15%	702,004	14.12	to	12.01	9,355,530	5.15%	-2.60%	to	-4.07%
2020	0.45%	to	2.35%	736,543	14.79	to	12.27	10,106,872	4.57%	5.06%	to	3.05%
2019	0.45%	to	2.50%	949,941	14.07	to	11.75	12,443,344	5.33%	13.66%	to	11.32%
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2021	0.45%	to	2.10%	490,141	15.25	to	13.41	7,042,537	2.43%	13.49%	to	11.61%
2020	0.45%	to	2.45%	469,914	13.44	to	11.74	5,982,399	1.49%	-1.88%	to	-3.85%
2019	0.45%	to	2.45%	535,378	13.69	to	12.21	6,997,339	2.49%	27.29%	to	24.74%
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2021	0.85%	to	1.65%	1,402,351	22.67	to	22.18	31,547,861	0.00%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	860,060	22.90	to	22.59	19,593,040	0.00%	114.92%	to	113.19%
2019	1.00%	to	1.65%	185,261	10.64	to	10.60	1,969,630	0.00%	6.42%	to	5.95%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I (MSVEM)
2021	0.35%			3,459	9.79			33,878	0.00%	-2.06%		*	***
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II (MSVGT2)
2021	0.65%	to	2.10%	87,857	16.93	to	14.47	1,375,339	1.79%	7.52%	to	5.95%
2020	0.65%	to	2.10%	91,748	15.74	to	13.66	1,341,059	1.36%	10.13%	to	8.52%
2019	0.85%	to	2.10%	107,669	14.05	to	12.58	1,439,620	1.73%	16.74%	to	15.27%
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2021	0.45%	to	2.15%	967,149	15.43	to	12.84	13,778,083	2.35%	23.28%	to	21.17%
2020	0.45%	to	2.15%	1,154,685	12.52	to	10.60	13,391,793	4.36%	-15.23%	to	-16.68%
2019	0.45%	to	2.50%	1,213,064	14.77	to	12.33	16,699,162	2.60%	17.52%	to	15.10%
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%
2017	0.45%	to	2.50%	1,081,412	13.75	to	11.97	14,022,593	2.38%	9.21%	to	6.97%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.45%	to	1.65%	307,057	11.03	to	10.55	3,308,342	1.90%	-0.89%	to	-2.09%
2020	0.45%	to	2.10%	535,042	11.13	to	10.64	5,823,962	3.13%	3.28%	to	1.56%
2019	0.45%	to	1.85%	304,674	10.77	to	10.52	3,237,138	3.78%	6.11%	to	4.61%
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2021	0.85%	to	1.65%	621,809	17.60	to	16.70	10,750,872	1.16%	18.98%	to	18.02%
2020	0.85%	to	1.65%	492,436	14.79	to	14.15	7,170,203	1.68%	2.47%	to	1.64%
2019	0.85%	to	1.65%	408,775	14.43	to	13.92	5,826,734	2.05%	25.93%	to	24.91%
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.45%	to	2.10%	365,577	11.23	to	9.88	3,818,658	1.32%	-2.52%	to	-4.14%
2020	0.45%	to	2.50%	689,182	11.52	to	10.02	7,394,796	1.38%	5.61%	to	3.43%
2019	0.45%	to	2.50%	479,086	10.91	to	9.69	4,936,116	2.14%	5.79%	to	3.61%
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2021	0.85%	to	1.65%	784,258	10.60	to	10.06	8,158,593	1.75%	-3.19%	to	-3.97%
2020	0.85%	to	1.65%	563,355	10.95	to	10.48	6,069,267	1.05%	4.89%	to	4.04%
2019	0.85%	to	1.65%	1,014,657	10.44	to	10.07	10,535,023	2.72%	5.11%	to	4.26%
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.65%	to	1.95%	168,043	12.66	to	11.44	1,993,852	0.91%	-7.88%	to	-9.08%
2020	0.45%	to	2.15%	182,115	13.93	to	12.41	2,368,108	1.62%	12.79%	to	10.86%
2019	0.45%	to	2.50%	275,696	12.35	to	10.97	3,208,369	2.11%	22.39%	to	19.87%
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
2017	0.45%	to	2.50%	649,679	12.27	to	11.37	7,648,180	1.81%	40.87%	to	37.98%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	0.85%	to	1.65%	871,905	12.95	to	12.29	11,122,871	0.75%	-8.30%	to	-9.04%
2020	0.85%	to	1.65%	240,532	14.12	to	13.51	3,349,023	1.39%	12.04%	to	11.13%
2019	0.85%	to	1.65%	332,558	12.61	to	12.16	4,128,181	2.24%	21.62%	to	20.64%
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.45%	to	2.45%	4,722,900	25.24	to	20.33	109,385,846	1.14%	14.19%	to	11.90%
2020	0.45%	to	2.50%	4,413,203	22.10	to	18.08	89,973,135	1.47%	11.49%	to	9.20%
2019	0.45%	to	2.50%	4,340,290	19.82	to	16.55	79,692,489	1.61%	20.24%	to	17.76%
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.85%	to	1.65%	1,430,109	11.78	to	11.18	16,596,281	2.05%	-1.56%	to	-2.35%
2020	0.85%	to	1.65%	1,011,097	11.97	to	11.45	11,933,357	2.21%	8.28%	to	7.40%
2019	0.85%	to	1.65%	659,746	11.06	to	10.66	7,212,106	1.92%	8.06%	to	7.19%
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.85%	to	1.65%	1,918,154	22.29	to	21.15	42,209,063	0.00%	15.02%	to	14.09%
2020	0.85%	to	1.65%	1,892,313	19.38	to	18.54	36,262,322	0.67%	28.83%	to	27.79%
2019	0.85%	to	1.65%	1,800,472	15.04	to	14.51	26,819,061	0.70%	33.63%	to	32.56%
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.85%	to	1.65%	2,515,961	21.44	to	20.34	52,891,661	1.11%	22.60%	to	21.61%
2020	0.85%	to	1.65%	2,169,698	17.48	to	16.73	37,286,219	1.67%	12.12%	to	11.21%
2019	0.85%	to	1.65%	2,172,257	15.60	to	15.04	33,385,482	1.31%	24.60%	to	23.59%
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.85%	to	1.65%	2,768,517	31.23	to	29.64	85,033,483	0.00%	20.50%	to	19.53%
2020	0.85%	to	1.65%	2,390,710	25.92	to	24.80	61,039,155	0.71%	50.21%	to	49.00%
2019	0.85%	to	1.65%	2,187,471	17.26	to	16.64	37,287,111	0.36%	29.18%	to	28.14%
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.45%	to	1.95%	1,859,950	18.14	to	16.14	31,794,003	0.16%	13.12%	to	11.41%
2020	0.45%	to	1.95%	1,969,492	16.04	to	14.49	29,959,549	0.22%	11.82%	to	10.14%
2019	0.45%	to	2.45%	1,961,761	14.34	to	12.78	26,898,238	2.14%	21.28%	to	18.84%
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
2017	0.45%	to	2.45%	1,644,988	12.87	to	11.95	20,533,358	1.82%	16.15%	to	13.83%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.45%	to	2.20%	2,193,690	14.59	to	12.73	30,116,415	0.21%	6.23%	to	4.36%
2020	0.45%	to	2.50%	2,372,269	13.74	to	11.95	30,870,025	0.14%	8.06%	to	5.84%
2019	0.45%	to	2.50%	2,052,141	12.71	to	11.29	24,875,683	2.17%	12.97%	to	10.65%
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.45%	to	2.35%	16,369,397	25.56	to	22.28	397,306,266	2.23%	27.79%	to	25.35%
2020	0.45%	to	2.50%	15,376,934	20.00	to	17.61	293,835,308	1.99%	17.66%	to	15.24%
2019	0.45%	to	2.50%	15,244,444	17.00	to	15.28	249,153,730	2.27%	30.57%	to	27.88%
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.65%	to	2.10%	516,117	18.74	to	16.74	9,120,004	0.14%	14.75%	to	13.08%
2020	0.45%	to	2.10%	436,586	16.55	to	14.80	6,786,724	0.22%	12.31%	to	10.45%
2019	0.45%	to	2.45%	434,608	14.74	to	13.13	6,048,769	1.97%	23.17%	to	20.70%
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.85%	to	1.95%	1,825,934	12.51	to	11.48	22,173,061	0.23%	1.88%	to	0.75%
2020	0.45%	to	2.50%	1,761,427	12.61	to	10.98	21,036,530	0.10%	6.23%	to	4.05%
2019	0.45%	to	2.50%	1,766,874	11.87	to	10.55	19,966,357	2.32%	9.04%	to	6.79%
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.45%	to	2.30%	5,288,199	16.40	to	14.20	81,730,606	0.19%	9.82%	to	7.78%
2020	0.45%	to	2.50%	5,548,509	14.93	to	12.99	78,641,214	0.13%	9.85%	to	7.59%
2019	0.45%	to	2.50%	5,709,062	13.59	to	12.08	74,204,451	2.27%	17.21%	to	14.80%
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.85%	to	1.90%	484,760	13.68	to	12.60	6,481,160	3.69%	4.07%	to	2.97%
2020	0.85%	to	1.90%	375,806	13.14	to	12.24	4,831,401	3.92%	5.11%	to	4.00%
2019	0.85%	to	1.90%	350,519	12.50	to	11.77	4,297,230	5.40%	13.77%	to	12.56%
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2021	1.00%	to	1.65%	198,614	15.02	to	14.24	2,920,986	0.17%	10.89%	to	10.16%
2020	1.00%	to	1.90%	246,762	13.55	to	12.69	3,279,868	0.13%	5.26%	to	4.31%
2019	1.00%	to	1.95%	176,349	12.87	to	12.13	2,224,367	2.05%	14.10%	to	13.00%
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2021	0.85%	to	1.95%	279,905	13.74	to	12.55	3,752,890	0.19%	6.66%	to	5.48%
2020	0.85%	to	2.10%	281,636	12.89	to	11.77	3,548,938	0.13%	3.67%	to	2.36%
2019	0.85%	to	2.10%	267,858	12.43	to	11.50	3,262,887	2.42%	12.04%	to	10.63%
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.45%	to	2.10%	4,270,226	20.87	to	18.52	84,858,338	1.25%	23.70%	to	21.65%
2020	0.45%	to	2.10%	3,783,684	16.87	to	15.23	61,140,211	1.24%	12.61%	to	10.74%
2019	0.45%	to	2.15%	3,593,941	14.98	to	13.71	51,908,150	1.52%	25.09%	to	22.95%
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.45%	to	2.10%	902,600	12.64	to	10.94	10,570,718	5.62%	4.76%	to	3.03%
2020	0.45%	to	2.35%	992,124	12.07	to	10.41	11,168,508	3.27%	3.59%	to	1.61%
2019	0.45%	to	2.35%	1,088,320	11.65	to	10.25	11,947,679	4.52%	8.68%	to	6.60%
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	0.85%	to	1.65%	487,787	15.97	to	15.16	7,632,868	0.00%	11.75%	to	10.85%
2020	0.85%	to	1.65%	385,288	14.29	to	13.67	5,403,576	1.19%	6.18%	to	5.32%
2019	1.00%	to	1.65%	352,573	13.37	to	12.98	4,680,688	1.98%	17.78%	to	17.01%
2018	1.00%	to	1.65%	234,342	11.35	to	11.09	2,646,152	1.51%	-5.78%	to	-6.40%
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2021	0.85%	to	1.65%	318,507	19.03	to	18.06	5,977,463	0.21%	21.41%	to	20.44%
2020	0.85%	to	1.65%	348,334	15.67	to	14.99	5,392,728	1.29%	6.07%	to	5.22%
2019	0.85%	to	1.65%	278,201	14.77	to	14.25	4,075,915	1.53%	20.95%	to	19.97%
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2021	1.00%	to	1.90%	83,254	15.27	to	14.18	1,225,100	0.15%	14.26%	to	13.22%
2020	1.00%	to	1.90%	100,459	13.36	to	12.52	1,303,958	0.82%	6.29%	to	5.32%
2019	1.00%	to	2.20%	109,470	12.57	to	11.67	1,342,485	2.53%	14.26%	to	12.88%
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2021	0.85%	to	1.95%	121,577	13.95	to	12.74	1,642,789	0.16%	9.14%	to	7.93%
2020	0.85%	to	2.35%	107,299	12.78	to	11.46	1,331,120	0.64%	4.15%	to	2.57%
2019	0.85%	to	2.35%	106,114	12.27	to	11.17	1,268,723	2.52%	12.88%	to	11.18%
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2021	0.85%	to	1.35%	59,642	10.79	to	10.67	641,344	2.57%	6.16%	to	5.63%
2020	0.85%	to	1.35%	44,348	10.16	to	10.10	449,945	0.31%	0.65%	to	0.14%
2019	1.20%	to	1.30%	4,211	10.09			42,491	0.16%	0.92%	to	0.89%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	0.85%	to	1.65%	146,630	18.52	to	17.57	2,663,654	0.94%	33.18%	to	32.11%
2020	0.85%	to	1.65%	205,241	13.90	to	13.30	2,805,003	1.15%	0.53%	to	-0.28%
2019	0.85%	to	1.65%	272,063	13.83	to	13.34	3,712,909	2.58%	25.61%	to	24.59%
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.45%	to	2.10%	826,362	15.83	to	15.49	12,929,118	1.18%	33.75%	to	31.53%
2020	0.45%	to	2.15%	844,329	11.83	to	11.77	9,964,331	1.24%	18.34%	to	17.73%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.45%	to	2.35%	4,430,368	11.70	to	10.20	49,392,621	2.05%	-2.52%	to	-4.38%
2020	0.45%	to	2.35%	4,128,643	12.01	to	10.67	47,540,573	2.30%	6.71%	to	4.68%
2019	0.45%	to	2.35%	3,668,625	11.25	to	10.19	39,724,208	2.96%	7.91%	to	5.85%
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	0.85%	to	1.65%	660,058	11.68	to	11.08	7,569,033	1.96%	-2.09%	to	-2.88%
2020	1.00%	to	1.65%	467,298	11.83	to	11.41	5,481,774	2.50%	5.70%	to	5.01%
2019	1.00%	to	1.65%	397,890	11.19	to	10.87	4,422,337	3.32%	7.61%	to	6.90%
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.45%	to	2.00%	629,936	24.67	to	20.54	13,925,407	0.17%	15.24%	to	13.44%
2020	0.45%	to	2.10%	681,856	21.41	to	17.91	13,146,875	0.99%	10.97%	to	9.13%
2019	0.45%	to	2.50%	955,276	19.29	to	15.78	16,619,458	2.87%	19.70%	to	17.23%
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.85%	to	2.30%	1,126,605	14.85	to	12.50	15,396,008	0.11%	3.49%	to	1.98%
2020	0.85%	to	2.30%	1,268,916	14.34	to	12.26	16,934,679	0.25%	6.68%	to	5.12%
2019	0.85%	to	2.30%	1,161,469	13.45	to	11.66	14,572,400	2.70%	9.73%	to	8.13%
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.45%	to	1.95%	357,334	26.55	to	22.24	8,564,318	0.16%	17.53%	to	15.76%
2020	0.45%	to	1.95%	379,172	22.59	to	19.22	7,803,807	1.07%	11.75%	to	10.07%
2019	0.45%	to	2.20%	457,481	20.22	to	17.03	8,441,023	3.04%	21.68%	to	19.54%
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.95%	to	2.30%	548,260	20.08	to	15.17	9,166,809	0.14%	7.57%	to	6.52%
2020	0.45%	to	2.50%	582,852	17.39	to	13.93	9,068,705	0.54%	8.56%	to	6.33%
2019	0.45%	to	2.50%	690,391	16.02	to	13.10	9,967,543	2.85%	13.79%	to	11.44%
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
2017	0.45%	to	2.50%	687,470	14.85	to	12.66	9,357,076	2.01%	9.39%	to	7.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.45%	to	2.20%	1,061,546	22.60	to	18.37	21,364,299	0.15%	12.95%	to	10.97%
2020	0.45%	to	2.50%	1,334,244	20.00	to	16.02	24,004,776	0.89%	10.19%	to	7.92%
2019	0.45%	to	2.50%	1,152,213	18.15	to	14.85	18,987,372	2.55%	17.61%	to	15.19%
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.45%	to	1.95%	258,061	28.86	to	24.17	6,749,134	0.13%	19.56%	to	17.76%
2020	0.45%	to	2.10%	267,596	24.14	to	20.20	5,894,683	0.89%	12.05%	to	10.20%
2019	0.45%	to	2.10%	506,224	21.54	to	18.33	9,898,182	2.80%	23.40%	to	21.36%
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.45%	to	2.30%	718,252	20.49	to	16.46	13,247,924	0.16%	10.50%	to	8.44%
2020	0.45%	to	2.50%	704,946	18.54	to	14.85	11,811,786	0.70%	9.19%	to	6.94%
2019	0.45%	to	2.50%	782,961	16.98	to	13.89	12,190,409	2.56%	15.66%	to	13.28%
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.45%	to	2.10%	881,154	15.32	to	13.47	12,639,494	0.21%	7.76%	to	5.97%
2020	0.45%	to	2.15%	1,383,613	14.22	to	12.67	18,531,998	0.12%	8.91%	to	7.05%
2019	0.45%	to	2.15%	1,022,290	13.06	to	11.84	12,707,308	3.08%	14.82%	to	12.86%
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.45%	to	2.30%	1,058,937	17.40	to	15.07	17,354,026	0.17%	11.66%	to	9.58%
2020	0.45%	to	2.30%	1,126,721	15.59	to	13.75	16,638,948	0.16%	11.12%	to	9.05%
2019	0.45%	to	2.30%	696,861	14.03	to	12.61	9,336,451	1.40%	19.40%	to	17.18%
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.85%	to	1.65%	634,749	10.84	to	10.61	6,815,612	1.16%	-2.86%	to	-3.64%
2020	0.85%	to	1.65%	374,528	11.16	to	11.01	4,154,692	2.00%	6.21%	to	5.36%
2019	0.85%	to	1.65%	63,425	10.51	to	10.45	665,134	1.49%	5.05%	to	4.49%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.85%	to	1.65%	70,589	14.99	to	14.67	1,047,496	1.64%	20.83%	to	19.86%
2020	1.00%	to	1.65%	43,477	12.37	to	12.24	536,766	1.89%	14.60%	to	13.85%
2019	1.00%	to	1.65%	22,599	10.80	to	10.75	243,982	0.85%	7.96%	to	7.49%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.85%	to	1.35%	266,869	13.65	to	13.21	3,586,007	2.23%	11.44%	to	10.88%
2020	0.85%	to	1.35%	300,908	12.25	to	11.92	3,633,783	0.96%	6.77%	to	6.23%
2019	0.85%	to	1.65%	286,598	11.47	to	11.07	3,243,609	2.69%	17.90%	to	16.95%
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.45%	to	2.10%	4,022,365	14.74	to	13.08	56,620,590	3.06%	10.34%	to	8.52%
2020	0.45%	to	2.15%	3,735,656	13.36	to	12.02	47,877,138	2.61%	7.05%	to	5.22%
2019	0.45%	to	2.15%	3,514,715	12.48	to	11.42	42,287,138	3.99%	21.22%	to	19.15%
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2020	0.45%	to	2.25%	763,244	13.70	to	11.48	9,533,768	2.70%	8.55%	to	6.59%
2019	0.45%	to	2.35%	741,230	12.62	to	10.68	8,606,443	2.90%	9.10%	to	7.02%
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2021	0.45%	to	2.10%	3,782,136	9.92	to	9.87	37,434,944	3.51%	-0.81%	to	-1.25%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y (NVLCPY)
2021	0.35%			6,209	10.01			62,174	2.21%	0.13%		*	***
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2021	0.85%	to	1.90%	226,421	13.56	to	13.61	3,019,154	3.71%	3.54%	to	2.44%
2020	0.85%	to	1.90%	202,528	13.10	to	13.28	2,610,912	3.01%	13.57%	to	12.37%
2019	0.85%	to	2.20%	175,216	11.53	to	11.69	1,994,783	0.57%	13.97%	to	12.42%
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	0.45%	to	2.10%	668,747	26.63	to	21.92	16,286,357	0.20%	-1.85%	to	-3.48%
2020	0.45%	to	2.10%	324,034	27.14	to	22.71	8,016,192	0.72%	50.08%	to	47.59%
2019	0.45%	to	2.10%	355,401	18.08	to	15.39	5,875,802	0.94%	32.24%	to	30.05%
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	0.45%	to	2.10%	386,705	12.92	to	12.67	4,946,862	3.18%	9.78%	to	7.97%
2020	0.45%	to	2.15%	323,306	11.77	to	11.73	3,798,757	0.00%	17.71%	to	17.29%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	0.45%	to	2.10%	231,801	53.60	to	44.11	11,178,556	0.00%	39.24%	to	36.94%
2020	0.45%	to	2.50%	246,971	38.50	to	30.84	8,566,887	0.00%	29.33%	to	26.67%
2019	0.45%	to	2.50%	292,166	29.77	to	24.35	7,873,262	3.93%	29.63%	to	26.96%
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	0.45%	to	2.50%	15,041,414	9.76	to	7.60	132,184,660	0.00%	-0.45%	to	-2.50%
2020	0.45%	to	2.50%	17,318,922	9.81	to	7.79	153,555,790	0.14%	-0.27%	to	-2.32%
2019	0.45%	to	2.50%	14,182,547	9.83	to	7.98	127,246,368	1.53%	1.07%	to	-1.01%
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.35%	to	1.60%	19,427	10.96	to	54.32	323,585	0.12%	-5.04%	to	-6.23%
2020	1.15%	to	1.60%	3,083	61.10	to	57.93	183,999	0.00%	59.05%	to	58.33%
2019	1.15%	to	1.60%	3,105	38.41	to	36.59	116,708	0.00%	35.68%	to	35.06%
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	0.45%	to	2.10%	409,517	44.28	to	36.44	16,490,957	0.00%	-5.36%	to	-6.93%
2020	0.45%	to	2.45%	371,459	46.79	to	37.68	15,790,536	0.00%	59.78%	to	56.57%
2019	0.45%	to	2.45%	434,104	29.28	to	24.07	11,575,634	0.00%	36.22%	to	33.49%
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.45%	to	2.10%	308,248	31.93	to	26.27	8,879,492	0.76%	23.46%	to	21.41%
2020	0.45%	to	2.15%	288,719	25.86	to	21.52	6,798,554	2.02%	-1.59%	to	-3.27%
2019	0.45%	to	2.45%	338,410	26.28	to	21.60	8,141,954	2.28%	23.29%	to	20.81%
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
2017	0.45%	to	2.50%	441,461	24.65	to	21.02	10,091,732	1.02%	13.33%	to	11.00%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.35%			32,657	13.59			443,749	0.40%	26.13%		*	***
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.45%	to	1.95%	216,559	23.56	to	21.62	4,900,273	0.22%	25.86%	to	23.96%
2020	0.85%	to	2.10%	222,412	18.37	to	17.32	4,018,006	0.32%	12.44%	to	11.02%
2019	0.65%	to	2.10%	254,841	16.46	to	15.60	4,109,781	0.58%	27.25%	to	25.40%
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	1.00%	to	1.55%	95,217	20.32	to	19.60	1,927,988	0.36%	25.49%	to	24.79%
2020	1.00%	to	1.55%	82,702	16.19	to	15.71	1,334,773	0.77%	12.20%	to	11.58%
2019	1.00%	to	1.55%	91,030	14.43	to	14.08	1,308,863	0.73%	24.79%	to	24.09%
2018	1.00%	to	1.55%	90,296	11.57	to	11.34	1,041,698	0.66%	-6.82%	to	-7.34%
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	0.45%	to	1.95%	763,239	26.72	to	24.51	19,118,529	0.38%	29.33%	to	27.38%
2020	0.45%	to	2.50%	761,770	20.66	to	18.74	14,837,614	1.16%	17.99%	to	15.57%
2019	0.45%	to	2.50%	736,194	17.51	to	16.22	12,237,711	1.73%	36.71%	to	33.90%
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2021	0.45%	to	2.10%	596,361	21.55	to	18.65	11,957,561	1.01%	45.67%	to	43.26%
2020	0.45%	to	2.50%	454,095	14.80	to	12.61	6,370,922	1.35%	-6.12%	to	-8.06%
2019	0.45%	to	2.50%	472,761	15.76	to	13.72	7,047,929	1.70%	29.86%	to	27.18%
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
2017	0.45%	to	2.50%	216,204	12.71	to	11.53	2,637,619	1.92%	5.67%	to	3.50%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.65%	to	2.15%	2,593,518	19.35	to	17.36	48,546,778	0.81%	13.46%	to	11.75%
2020	0.45%	to	2.15%	2,572,422	17.27	to	15.54	42,580,886	0.95%	18.78%	to	16.75%
2019	0.45%	to	2.15%	2,499,929	14.54	to	13.31	35,040,409	1.05%	24.40%	to	22.27%
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.45%	to	2.10%	1,535,194	11.09	to	9.28	15,715,417	1.04%	-1.04%	to	-2.68%
2020	0.45%	to	2.10%	1,641,171	11.21	to	9.54	16,949,397	1.64%	2.37%	to	0.67%
2019	0.45%	to	2.15%	1,501,654	10.95	to	9.43	15,220,927	2.26%	3.62%	to	1.85%
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.85%	to	1.65%	54,229	11.57	to	10.98	616,056	1.85%	9.46%	to	8.58%
2020	0.85%	to	1.65%	101,653	10.57	to	10.11	1,057,621	1.47%	4.29%	to	3.44%
2019	0.85%	to	1.65%	137,389	10.13	to	9.77	1,376,776	2.80%	11.53%	to	10.63%
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	1.30%			3,511	8.92			31,310	0.00%	-1.30%
2020	1.30%			3,513	9.04			31,741	0.24%	-1.06%
2019	1.30%			3,515	9.13			32,099	1.77%	0.46%
2018	1.30%			3,517	9.09			31,971	1.33%	0.07%
2017	1.30%			6,516	9.08			59,194	0.42%	-0.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.45%	to	2.10%	356,480	24.55	to	21.59	8,137,448	0.00%	30.25%	to	28.09%
2020	0.45%	to	2.20%	398,382	18.85	to	16.74	7,042,028	0.02%	22.14%	to	19.99%
2019	0.45%	to	2.20%	459,283	15.43	to	13.95	6,716,014	0.07%	25.08%	to	22.88%
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.85%	to	1.65%	294,839	21.07	to	19.99	6,115,948	0.00%	29.40%	to	28.36%
2020	0.85%	to	1.65%	203,616	16.28	to	15.57	3,280,875	0.02%	21.32%	to	20.34%
2019	0.85%	to	1.65%	198,949	13.42	to	12.94	2,648,213	0.00%	24.29%	to	23.29%
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.45%	to	2.10%	207,812	28.48	to	25.05	5,481,214	0.00%	9.81%	to	7.99%
2020	0.45%	to	2.45%	269,724	25.94	to	22.65	6,525,872	0.00%	40.25%	to	37.44%
2019	0.45%	to	2.45%	366,612	18.49	to	16.48	6,364,179	0.00%	35.10%	to	32.39%
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	0.85%	to	1.65%	307,642	22.02	to	20.90	6,650,001	0.00%	9.11%	to	8.23%
2020	0.85%	to	1.65%	224,995	20.18	to	19.31	4,471,474	0.00%	39.32%	to	38.20%
2019	0.85%	to	1.65%	274,067	14.49	to	13.97	3,919,267	0.00%	34.23%	to	33.14%
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.45%	to	2.00%	197,125	18.55	to	16.44	3,391,780	0.00%	31.45%	to	29.40%
2020	0.45%	to	2.35%	197,758	14.11	to	12.41	2,609,376	0.07%	4.68%	to	2.68%
2019	0.45%	to	2.45%	243,444	13.48	to	12.01	3,094,701	1.03%	18.46%	to	16.09%
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.85%	to	1.65%	222,320	16.28	to	15.45	3,535,806	0.00%	30.46%	to	29.41%
2020	0.85%	to	1.65%	258,015	12.48	to	11.94	3,156,011	0.00%	4.06%	to	3.22%
2019	0.85%	to	1.65%	228,530	11.99	to	11.56	2,691,485	1.02%	17.68%	to	16.73%
2018	0.85%	to	1.65%	161,242	10.19	to	9.91	1,620,601	0.53%	-17.83%	to	-18.50%
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.45%	to	2.10%	91,888	25.02	to	22.00	2,126,930	0.75%	21.33%	to	19.32%
2020	0.45%	to	2.20%	104,470	20.62	to	18.31	2,012,551	0.75%	9.86%	to	7.93%
2019	0.45%	to	2.45%	192,422	18.77	to	16.72	3,393,260	1.09%	28.72%	to	26.14%
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	0.85%	to	1.65%	114,266	20.89	to	19.82	2,336,290	0.58%	20.54%	to	19.57%
2020	0.85%	to	1.65%	81,166	17.33	to	16.58	1,381,257	0.81%	9.12%	to	8.24%
2019	1.00%	to	1.65%	87,058	15.77	to	15.31	1,364,680	1.36%	27.73%	to	26.89%
2018	1.00%	to	1.65%	32,053	12.35	to	12.07	394,913	0.84%	-1.28%	to	-1.93%
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.35%			3,311	10.38			34,382	0.00%	3.84%		*	***
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2021	0.65%	to	1.65%	105,301	13.26	to	12.33	1,345,659	0.30%	17.18%	to	16.00%
2020	0.65%	to	1.95%	101,023	11.31	to	10.43	1,106,988	0.79%	7.55%	to	6.15%
2019	0.45%	to	1.95%	130,782	10.63	to	9.83	1,340,578	0.17%	14.74%	to	13.01%
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
2017	1.00%	to	2.10%	98,826	9.81	to	9.47	962,498	0.00%	5.62%	to	4.45%
Northern Lights Variable Trust - 7Twelve Balanced Portfolio (NO7TB)
2021	1.15%	to	1.85%	53,242	12.93	to	12.20	675,968	0.41%	12.48%	to	11.69%
2020	1.15%	to	2.35%	78,364	11.49	to	10.53	882,747	1.70%	3.99%	to	2.73%
2019	1.15%	to	2.35%	79,560	11.05	to	10.25	863,721	1.22%	13.57%	to	12.20%
2018	1.00%	to	2.35%	109,073	9.81	to	9.14	1,041,618	0.38%	-9.55%	to	-10.79%
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2021	0.45%	to	2.50%	1,355,517	10.36	to	8.65	13,107,228	0.29%	-2.83%	to	-4.83%
2020	0.45%	to	2.50%	1,802,935	10.66	to	9.09	17,971,764	2.23%	1.96%	to	-0.14%
2019	0.45%	to	2.50%	1,667,441	10.46	to	9.10	16,229,826	4.03%	2.49%	to	0.38%
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2021	0.45%	to	2.10%	404,525	11.93	to	10.41	4,523,492	2.00%	0.74%	to	-0.93%
2020	0.45%	to	2.20%	336,037	11.84	to	10.44	3,728,860	2.68%	4.22%	to	2.39%
2019	0.45%	to	2.45%	366,629	11.36	to	10.03	3,927,743	4.31%	4.36%	to	2.26%
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2021	0.45%	to	2.10%	374,398	16.28	to	13.62	5,456,054	11.08%	15.52%	to	13.61%
2020	0.45%	to	2.35%	339,247	14.09	to	11.70	4,326,749	4.79%	7.42%	to	5.37%
2019	0.45%	to	2.35%	569,470	13.12	to	11.10	6,842,023	2.78%	11.24%	to	9.12%
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.45%	to	1.95%	377,599	16.43	to	13.77	5,703,657	4.40%	-3.09%	to	-4.55%
2020	0.45%	to	2.35%	396,220	16.96	to	13.81	6,195,225	4.48%	6.10%	to	4.08%
2019	0.45%	to	2.35%	407,891	15.98	to	13.27	6,035,986	4.30%	14.14%	to	11.96%
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.45%	to	1.95%	252,777	12.36	to	10.35	2,878,306	6.02%	-8.03%	to	-9.41%
2020	0.45%	to	2.35%	191,575	13.44	to	10.94	2,367,755	4.87%	10.16%	to	8.06%
2019	0.45%	to	2.35%	187,718	12.20	to	10.13	2,117,123	1.89%	6.44%	to	4.41%
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class (PMVFHI)
2021	0.30%	to	0.35%	61,917	9.91	to	9.90	613,017	0.98%	-2.10%	to	-2.15%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2021	0.85%	to	1.95%	386,668	11.02	to	10.47	4,225,023	1.49%	-2.89%	to	-3.96%
2020	0.85%	to	1.95%	322,091	11.35	to	10.90	3,630,741	5.46%	4.55%	to	3.39%
2019	0.45%	to	1.95%	406,910	10.98	to	10.54	4,378,921	1.66%	6.42%	to	4.82%
2018	0.45%	to	2.20%	287,067	10.31	to	10.01	2,922,984	1.32%	1.55%	to	-0.24%
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class (PMVGBD)
2021	0.45%	to	2.10%	193,570	12.92	to	10.63	2,216,754	4.84%	-4.69%	to	-6.27%
2020	0.45%	to	2.35%	311,056	13.55	to	11.03	3,754,278	2.28%	9.51%	to	7.42%
2019	0.45%	to	2.50%	302,972	12.37	to	10.12	3,381,535	2.35%	5.54%	to	3.37%
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2021	0.45%	to	2.10%	317,292	18.67	to	15.36	5,275,870	4.34%	3.08%	to	1.37%
2020	0.45%	to	2.35%	661,036	18.11	to	14.75	10,869,016	4.74%	5.14%	to	3.13%
2019	0.45%	to	2.50%	1,391,901	17.23	to	14.09	21,897,144	4.95%	14.10%	to	11.75%
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class (PMVHYI)
2021	0.30%	to	0.35%	98,111	10.56	to	10.55	1,035,357	4.13%	3.49%	to	3.44%	****
PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class (PMVII)
2021	0.30%	to	0.35%	185,959	10.43	to	10.42	1,938,518	2.09%	1.85%	to	1.80%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2021	0.45%	to	1.90%	1,594,554	12.09	to	11.29	18,688,883	2.80%	1.45%	to	-0.03%
2020	0.45%	to	2.15%	1,515,055	11.92	to	11.19	17,592,818	4.47%	5.91%	to	4.10%
2019	0.45%	to	2.15%	1,627,886	11.25	to	10.75	17,947,815	3.45%	7.97%	to	6.13%
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.45%	to	2.15%	1,438,705	10.95	to	9.11	14,141,862	0.42%	-1.47%	to	-3.15%
2020	0.45%	to	2.35%	1,710,033	11.11	to	9.22	17,170,918	1.08%	2.43%	to	0.47%
2019	0.45%	to	2.35%	1,618,232	10.85	to	9.18	15,989,076	2.69%	3.46%	to	1.48%
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class (PMVLDI)
2021	0.35%			68,289	9.91			676,897	0.53%	-1.12%		*	***
PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class (PMVRI)
2021	0.35%			75,509	10.83			817,871	3.23%	5.33%		*	***
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2021	0.45%	to	2.00%	622,029	8.87	to	7.39	4,945,451	4.43%	32.51%	to	30.45%
2020	0.45%	to	2.35%	392,016	6.70	to	5.45	2,356,070	5.96%	0.77%	to	-1.15%
2019	0.45%	to	2.50%	383,884	6.65	to	5.44	2,307,431	4.38%	10.85%	to	8.57%
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Institutional Class (PMVRSI)
2021	0.30%	to	0.35%	30,330	14.59	to	14.58	442,228	3.87%	33.07%	to	33.00%	****
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2021	0.85%	to	1.65%	1,257,369	10.50	to	9.96	12,997,135	0.99%	-1.00%	to	-1.80%
2020	0.85%	to	1.65%	954,440	10.60	to	10.14	9,966,860	1.13%	1.27%	to	0.46%
2019	0.85%	to	1.65%	614,789	10.47	to	10.10	6,363,966	2.33%	1.82%	to	1.00%
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class (PMVSTI)
2021	0.30%	to	0.35%	78,986	10.00	to	9.99	789,092	0.65%	-0.20%	to	-0.25%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.45%	to	2.35%	2,566,206	13.59	to	11.28	32,286,771	2.00%	8.04%	to	5.98%
2019	0.45%	to	2.45%	2,273,091	12.58	to	10.55	26,632,345	2.91%	7.76%	to	5.60%
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
2017	0.45%	to	2.50%	2,161,616	11.80	to	10.28	24,056,923	1.93%	4.35%	to	2.20%
PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class (PMVTRI)
2021	0.30%	to	0.35%	137,885	9.97	to	9.96	1,373,847	1.45%	-1.41%	to	-1.46%	****
Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 (PNVMC1)
2021	0.35%			11,527	12.85			148,092	0.08%	28.47%		*	***

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Asia 30 (PROA30)
2021	0.45%	to	1.95%	97,682	13.97	to	11.70	1,214,974	0.00%	-18.89%	to	-20.11%
2020	0.45%	to	2.10%	86,278	17.23	to	14.41	1,339,522	0.94%	34.94%	to	32.70%
2019	0.45%	to	2.10%	88,772	12.77	to	10.86	1,032,019	0.22%	25.74%	to	23.65%
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
ProFund Access VP High Yield Fund (PROAHY)
2021	0.45%	to	2.10%	341,738	17.62	to	14.50	5,432,217	3.38%	-0.18%	to	-1.83%
2020	0.45%	to	2.15%	479,034	17.65	to	14.69	7,679,550	2.43%	-0.51%	to	-2.21%
2019	0.45%	to	2.15%	935,570	17.75	to	15.03	15,411,582	6.22%	11.92%	to	10.01%
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
ProFund VP Biotechnology (PROBIO)
2021	0.45%	to	2.15%	133,613	42.89	to	35.69	5,142,538	0.00%	15.21%	to	13.25%
2020	0.45%	to	2.50%	158,339	37.22	to	30.44	5,324,274	0.02%	14.86%	to	12.49%
2019	0.45%	to	2.50%	170,578	32.41	to	27.06	5,033,424	0.00%	15.93%	to	13.54%
2018	0.45%	to	2.50%	199,497	27.96	to	23.83	5,127,164	0.00%	-7.17%	to	-9.09%
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
ProFund VP Bull (PROBL)
2021	0.45%	to	1.95%	116,173	37.77	to	31.64	3,918,523	0.00%	25.77%	to	23.87%
2020	0.45%	to	1.95%	180,015	30.03	to	25.54	4,868,945	0.11%	15.51%	to	13.77%
2019	0.45%	to	2.10%	295,157	26.00	to	22.12	6,997,187	0.20%	28.30%	to	26.18%
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
ProFund VP Basic Materials (PROBM)
2021	0.45%	to	2.15%	98,175	17.25	to	14.35	1,516,509	0.40%	25.06%	to	22.93%
2020	0.45%	to	2.15%	108,885	13.79	to	11.68	1,341,922	0.62%	15.96%	to	13.98%
2019	1.00%	to	2.15%	123,747	11.34	to	10.24	1,332,078	0.35%	16.54%	to	15.19%
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
ProFund VP Banks (PROBNK)
2021	0.45%	to	2.20%	76,839	25.97	to	21.49	1,788,345	0.94%	33.49%	to	31.14%
2020	1.15%	to	2.45%	46,220	18.17	to	15.99	806,241	1.93%	-16.19%	to	-17.29%
2019	0.45%	to	2.45%	84,306	23.05	to	19.33	1,755,754	0.85%	35.81%	to	33.09%
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
ProFund VP Bear (PROBR)
2021	0.45%	to	1.85%	90,477	1.25	to	1.06	106,711	0.00%	-24.97%	to	-26.02%
2020	0.45%	to	1.85%	104,573	1.67	to	1.44	161,552	0.28%	-25.95%	to	-26.99%
2019	0.45%	to	1.85%	105,765	2.26	to	1.97	219,592	0.10%	-23.29%	to	-24.37%
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
ProFund VP Consumer Goods (PROCG)
2021	0.45%	to	2.10%	160,777	31.30	to	26.19	4,536,766	0.36%	19.11%	to	17.14%
2020	0.45%	to	2.50%	152,990	26.28	to	21.49	3,644,806	0.85%	30.46%	to	27.78%
2019	0.45%	to	2.50%	122,558	20.14	to	16.82	2,258,486	1.37%	25.99%	to	23.40%
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
ProFund VP Consumer Services (PROCS)
2021	0.45%	to	2.10%	95,707	40.76	to	34.10	3,502,672	0.00%	9.73%	to	7.92%
2020	0.45%	to	2.50%	114,259	37.14	to	30.38	3,839,652	0.00%	27.77%	to	25.14%
2019	0.45%	to	2.50%	151,101	29.07	to	24.27	4,007,019	0.00%	24.08%	to	21.52%
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
2017	0.45%	to	2.15%	479,056	23.39	to	20.86	10,422,922	0.00%	17.84%	to	15.83%
ProFund VP Europe 30 (PROE30)
2021	0.45%	to	2.15%	123,331	15.74	to	12.88	1,714,860	0.96%	23.97%	to	21.85%
2020	1.15%	to	2.15%	117,813	11.78	to	10.57	1,330,025	2.41%	-10.28%	to	-11.19%
2019	1.15%	to	2.45%	171,311	13.13	to	11.55	2,162,370	2.55%	16.43%	to	14.90%
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
ProFund VP Emerging Markets (PROEM)
2021	0.45%	to	1.95%	153,589	10.90	to	9.13	1,487,338	0.00%	-18.38%	to	-19.61%
2020	0.45%	to	2.35%	204,674	13.35	to	10.87	2,439,966	0.61%	26.15%	to	23.74%
2019	0.45%	to	2.45%	293,464	10.58	to	8.70	2,834,625	0.42%	23.68%	to	21.19%
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Financials (PROFIN)
2021	0.45%	to	2.20%	152,928	29.63	to	24.52	4,046,025	0.39%	29.52%	to	27.24%
2020	0.45%	to	2.50%	107,645	22.88	to	18.71	2,212,031	0.55%	-2.21%	to	-4.23%
2019	0.45%	to	2.50%	211,903	23.39	to	19.53	4,507,432	0.57%	29.68%	to	27.01%
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
ProFund VP U.S. Government Plus (PROGVP)
2021	0.45%	to	2.15%	27,246	20.81	to	17.03	505,981	0.00%	-7.50%	to	-9.08%
2020	0.45%	to	2.15%	64,348	22.50	to	18.73	1,307,753	0.04%	20.15%	to	18.09%
2019	0.45%	to	2.15%	59,207	18.73	to	15.86	991,472	0.80%	17.69%	to	15.68%
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
ProFund VP Health Care (PROHC)
2021	0.45%	to	2.15%	242,111	39.58	to	32.94	8,566,055	0.04%	20.99%	to	18.93%
2020	0.45%	to	2.50%	283,042	32.72	to	26.76	8,342,290	0.00%	13.92%	to	11.58%
2019	0.45%	to	2.50%	299,438	28.72	to	23.98	7,809,334	0.00%	18.83%	to	16.39%
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
ProFund VP Industrials (PROIND)
2021	0.45%	to	1.95%	141,052	30.49	to	25.93	3,848,810	0.00%	15.88%	to	14.13%
2020	0.45%	to	1.95%	137,088	26.31	to	22.72	3,275,335	0.15%	16.24%	to	14.48%
2019	0.45%	to	2.10%	215,109	22.64	to	19.58	4,453,874	0.00%	29.91%	to	27.75%
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
ProFund VP International (PROINT)
2021	0.45%	to	1.90%	40,929	15.14	to	12.75	556,197	0.00%	8.33%	to	6.75%
2020	0.45%	to	1.90%	59,105	13.97	to	11.95	747,861	0.46%	4.43%	to	2.90%
2019	0.45%	to	2.15%	85,671	13.38	to	11.33	1,044,127	0.30%	18.73%	to	16.71%
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
ProFund VP Japan (PROJP)
2021	0.45%	to	1.95%	54,142	21.04	to	17.63	1,013,166	0.00%	3.42%	to	1.87%
2020	0.65%	to	1.95%	60,367	19.91	to	17.30	1,097,012	0.26%	15.18%	to	13.67%
2019	0.45%	to	1.95%	58,131	17.63	to	15.22	927,591	0.12%	19.46%	to	17.66%
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
ProFund VP NASDAQ-100 (PRON)
2021	0.45%	to	2.15%	197,031	68.66	to	56.17	11,962,342	0.00%	24.24%	to	22.12%
2020	0.45%	to	2.35%	311,445	55.26	to	45.00	15,478,251	0.00%	44.91%	to	42.15%
2019	0.45%	to	2.45%	297,895	38.13	to	31.35	10,348,193	0.00%	36.09%	to	33.35%
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
ProFund VP Internet (PRONET)
2021	0.45%	to	1.95%	141,414	50.78	to	43.19	6,429,929	0.00%	4.83%	to	3.25%
2020	0.45%	to	2.10%	180,824	48.44	to	41.22	7,950,385	0.00%	50.14%	to	47.66%
2019	0.45%	to	2.15%	193,641	32.26	to	27.79	5,710,690	0.00%	17.50%	to	15.50%
2018	0.45%	to	2.35%	270,452	27.46	to	23.69	6,850,378	0.00%	4.46%	to	2.45%
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
ProFund VP Oil & Gas (PROOG)
2021	0.45%	to	2.15%	466,095	9.79	to	8.01	4,036,576	1.99%	51.25%	to	48.67%
2020	0.45%	to	2.15%	473,384	6.47	to	5.39	2,715,035	2.34%	-34.76%	to	-35.87%
2019	0.45%	to	2.50%	471,307	9.92	to	8.11	4,183,328	1.32%	8.03%	to	5.80%
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
2017	0.45%	to	2.50%	1,078,772	11.57	to	9.86	11,351,303	1.17%	-3.61%	to	-5.59%
ProFund VP Pharmaceuticals (PROPHR)
2021	0.45%	to	2.15%	69,790	26.08	to	21.70	1,617,000	0.31%	10.70%	to	8.81%
2020	1.15%	to	2.50%	71,865	22.01	to	19.27	1,515,965	0.11%	11.22%	to	9.70%
2019	1.15%	to	2.50%	72,161	19.79	to	17.56	1,368,833	0.82%	12.73%	to	11.19%
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
ProFund VP Precious Metals (PROPM)
2021	0.45%	to	2.20%	581,754	5.06	to	4.18	2,621,749	0.00%	-9.34%	to	-10.94%
2020	0.45%	to	2.20%	780,670	5.58	to	4.70	3,919,450	0.21%	23.55%	to	21.38%
2019	0.45%	to	2.50%	756,943	4.51	to	3.77	3,095,173	0.04%	45.32%	to	42.33%
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Real Estate (PRORE)
2020	1.15%	to	2.10%	132,130	15.75	to	14.34	1,999,020	1.57%	-7.37%	to	-8.26%
2019	0.45%	to	2.50%	186,330	18.07	to	15.09	3,073,256	1.72%	26.19%	to	23.59%
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
ProFund VP Rising Rates Opportunity (PRORRO)
2021	0.45%	to	1.90%	71,120	2.06	to	1.74	132,364	0.00%	-0.52%	to	-1.97%
2020	1.15%	to	2.15%	144,436	1.92	to	1.73	266,692	0.57%	-27.54%	to	-28.28%
2019	1.15%	to	2.15%	93,206	2.65	to	2.41	242,807	0.25%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
ProFund VP Semiconductor (PROSCN)
2021	0.45%	to	1.95%	115,218	70.87	to	60.28	7,304,880	0.00%	47.82%	to	45.60%
2020	1.15%	to	2.15%	91,570	44.79	to	40.59	3,958,496	0.33%	43.19%	to	41.74%
2019	0.45%	to	2.15%	122,877	33.25	to	28.64	3,716,312	0.33%	49.10%	to	46.56%
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
ProFund VP Short Emerging Markets (PROSEM)
2021	1.15%	to	1.85%	3,048	3.08	to	2.83	9,065	0.00%	8.69%	to	7.92%
2020	1.15%	to	1.90%	10,455	2.83	to	2.61	28,810	0.19%	-32.54%	to	-33.05%
2019	1.15%	to	1.90%	26,545	4.20	to	3.90	107,253	0.51%	-21.90%	to	-22.49%
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
ProFund VP Short International (PROSIN)
2021	1.25%	to	1.85%	21,044	2.42	to	2.25	50,673	0.00%	-14.48%	to	-15.00%
2020	0.45%	to	1.90%	32,696	3.08	to	2.64	91,768	0.35%	-17.32%	to	-18.52%
2019	1.15%	to	2.15%	34,625	3.48	to	3.16	118,279	0.49%	-18.37%	to	-19.19%
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
ProFund VP Short NASDAQ-100 (PROSN)
2021	1.15%	to	1.85%	58,292	0.55	to	0.51	30,662	0.00%	-25.99%	to	-26.51%
2020	1.25%	to	2.15%	7,470	0.74	to	0.67	5,396	0.18%	-43.49%	to	-44.01%
2019	0.45%	to	2.15%	35,106	1.42	to	1.20	47,628	0.24%	-28.38%	to	-29.60%
2018	0.45%	to	2.15%	62,189	1.98	to	1.70	114,021	0.00%	-3.33%	to	-4.99%
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
ProFund VP Technology (PROTEC)
2021	0.45%	to	2.15%	228,315	62.71	to	52.19	12,755,692	0.00%	34.35%	to	32.06%
2020	0.45%	to	2.50%	302,431	46.67	to	38.17	12,745,984	0.00%	44.15%	to	41.19%
2019	0.45%	to	2.50%	328,072	32.38	to	27.04	9,623,277	0.00%	44.53%	to	41.56%
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
2017	0.45%	to	2.15%	619,987	23.03	to	20.54	13,212,314	0.05%	34.58%	to	32.29%
ProFund VP Telecommunications (PROTEL)
2021	0.45%	to	1.95%	31,850	17.29	to	14.70	492,145	1.19%	17.88%	to	16.11%
2020	1.15%	to	2.10%	39,573	13.70	to	12.48	524,030	0.86%	1.96%	to	0.98%
2019	1.15%	to	2.10%	35,330	13.43	to	12.36	458,600	1.89%	13.45%	to	12.36%
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
ProFund VP UltraNASDAQ-100 (PROUN)
2021	1.15%	to	2.10%	159,065	309.02	to	276.13	48,276,770	0.00%	50.76%	to	49.31%
2020	0.45%	to	2.10%	200,292	220.98	to	184.94	40,412,495	0.00%	85.46%	to	82.39%
2019	1.15%	to	2.10%	55,271	111.30	to	101.39	5,987,086	0.00%	77.60%	to	75.89%
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2021	1.15%	to	1.90%	4,316,879	0.03	to	0.02	101,424	0.00%	-43.39%	to	-43.81%
2020	1.15%	to	1.90%	3,064,367	0.04			128,815	0.31%	-71.79%	to	-72.01%
2019	1.15%	to	1.85%	938,948	0.16	to	0.15	143,150	0.53%	-51.07%	to	-51.42%
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
2017	1.15%	to	2.15%	612,696	0.37	to	0.34	218,981	0.00%	-45.57%	to	-46.12%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Utilities (PROUTL)
2021	0.45%	to	1.95%	196,953	25.20	to	21.44	4,434,465	1.60%	14.89%	to	13.16%
2020	0.45%	to	2.10%	183,766	21.94	to	18.67	3,634,233	1.44%	-2.84%	to	-4.45%
2019	0.45%	to	2.35%	320,351	22.58	to	19.11	6,600,645	1.19%	22.32%	to	19.99%
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.85%	to	1.65%	895,184	19.40	to	18.41	17,019,299	1.11%	26.22%	to	25.20%
2020	0.85%	to	1.65%	718,106	15.37	to	14.70	10,845,002	1.52%	4.90%	to	4.06%
2019	0.85%	to	1.65%	494,293	14.65	to	14.13	7,145,265	1.77%	29.30%	to	28.25%
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA (PVEIIA)
2021	0.35%			751	10.09			7,579	0.00%	0.91%		*	***
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2021	1.00%	to	1.55%	53,965	15.40	to	15.25	828,516	1.32%	13.79%	to	13.16%
2020	1.55%			4	13.48			54	0.00%	34.81%		*	***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	1.00%	to	1.35%	20,720	10.06	to	10.03	208,286	0.00%	0.57%	to	0.34%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2021	0.30%	to	0.35%	452,603	12.08	to	12.07	5,464,459	0.00%	17.27%	to	17.21%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.85%	to	1.65%	1,681,087	18.74	to	17.79	30,937,267	0.00%	11.87%	to	10.97%
2020	0.85%	to	1.65%	1,479,758	16.75	to	16.03	24,398,216	0.00%	28.17%	to	27.14%
2019	0.85%	to	1.65%	1,284,265	13.07	to	12.61	16,568,598	0.00%	27.54%	to	26.51%
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2021	0.35%			1,252	9.97			12,485	0.08%	-0.28%		*	***
VanEck VIP Trust - Emerging Markets Fund: Class S (VEEMS)
2021	0.85%	to	1.35%	78,885	10.09	to	9.91	788,068	0.90%	-12.97%	to	-13.40%
2020	0.85%	to	1.35%	56,522	11.60	to	11.44	650,746	2.25%	15.90%	to	15.32%
2019	1.00%	to	1.35%	23,508	9.98	to	9.92	234,156	0.23%	28.93%	to	28.47%
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2021	0.65%	to	2.10%	389,322	14.58	to	13.61	5,503,659	12.89%	-14.57%	to	-15.82%
2020	0.85%	to	2.35%	282,879	16.94	to	16.02	4,709,123	3.21%	37.45%	to	35.38%
2019	0.45%	to	1.90%	236,115	12.46	to	11.98	2,876,035	0.00%	38.12%	to	36.11%
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.45%	to	1.95%	461,618	7.31	to	6.21	3,012,912	0.44%	18.38%	to	16.60%
2020	0.45%	to	2.10%	553,456	6.17	to	5.25	3,086,933	1.04%	18.58%	to	16.61%
2019	0.45%	to	2.50%	496,103	5.21	to	4.35	2,347,710	0.00%	11.37%	to	9.07%
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	0.85%	to	1.65%	960,317	10.43	to	9.90	9,847,758	0.32%	17.67%	to	16.72%
2020	0.85%	to	1.65%	908,643	8.87	to	8.48	7,937,824	0.74%	17.82%	to	16.87%
2019	0.85%	to	1.65%	976,376	7.53	to	7.26	7,253,739	0.00%	10.60%	to	9.71%
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2021	0.30%	to	0.35%	344,801	9.89	to	9.88	3,408,035	0.17%	-2.01%	to	-2.06%	****
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2021	0.30%	to	0.35%	190,494	10.98			2,091,764	0.00%	-1.84%	to	-1.89%	****
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2021	0.30%	to	0.35%	115,256	13.46	to	13.45	1,550,505	0.05%	23.98%	to	23.92%	****
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2021	0.30%	to	0.35%	290,454	9.99			2,901,376	0.01%	-0.75%	to	-0.80%	****
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2021	0.30%	to	0.35%	214,590	11.84	to	11.83	2,538,662	0.03%	8.20%	to	8.15%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2021	0.30%	to	0.35%	273,616	13.51	to	13.50	3,694,149	0.03%	25.26%	to	25.20%	****
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2021	0.35%			16,879	10.31			174,076	0.00%	3.13%		*	***

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2021	0.65%	to	1.95%	407,114	15.43	to	14.89	6,191,338	0.77%	45.46%	to	43.56%
2020	0.65%	to	1.90%	311,492	10.60	to	10.38	3,276,458	1.16%	-2.19%	to	-3.42%
2019	0.85%	to	1.90%	303,188	10.83	to	10.75	3,274,637	2.56%	8.27%	to	7.51%	****
Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 (WFVSG1)
2021	0.30%	to	0.35%	59,470	10.24			608,995	0.00%	2.43%	to	2.38%	****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2021

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements (financial statements).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021, in accordance with the statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 of the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information Schedule I Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

March 18, 2022

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2021	2020

Admitted assets
Invested assets
Bonds	$37,931	$37,207
Stocks	3,016	2,835
Mortgage loans, net of allowance	8,185	7,783
Policy loans	913	888
Derivative assets	64	51
Cash, cash equivalents and short-term investments	636	461
Securities lending collateral assets	170	101
Other invested assets	1,225	955
Total invested assets	$52,140	$50,281
Accrued investment income	577	692
Deferred federal income tax assets, net	618	642
Other assets	125	195
Separate account assets	125,372	114,407
Total admitted assets	$178,832	$166,217

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$42,499	$41,002
Policyholders dividend accumulation	414	430
Asset valuation reserve	610	466
Interest maintenance reserve	17	-
Current federal income taxes payable	161	-
Payable for securities	113	177
Derivative liabilities	31	87
Securities lending payable	171	101
Funds held under coinsurance	1,052	965
Other liabilities	922	967
Accrued transfers from separate accounts	(1,621)	(1,490)
Separate account liabilities	125,372	114,407
Total liabilities	$169,741	$157,112

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	5,989	6,003
Total capital and surplus	$9,091	$9,105
Total liabilities, capital and surplus	$178,832	$166,217

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2021	2020	2019
Revenues
Premiums and annuity considerations	$12,664	$10,637	$10,168
Net investment income	2,231	2,107	1,974
Amortization of interest maintenance reserve	(8)	-	(2)
Other revenues	2,463	2,372	2,312
Total revenues	$17,350	$15,116	$14,452

Benefits and expenses
Benefits to policyholders and beneficiaries	$16,884	$15,013	$14,782
Increase in reserves for future policy benefits and claims	807	1,627	1,501
Net transfers from separate accounts	(3,002)	(3,544)	(3,747)
Commissions	858	646	674
Dividends to policyholders	30	36	38
Reserve adjustment on reinsurance assumed	(151)	(172)	(246)
Other expenses	439	444	417
Total benefits and expenses	$15,865	$14,050	$13,419

Income before federal income tax expense and net realized capital losses on investments	$1,485	$1,066	$1,033
Federal income tax (benefit) expense	(9)	4	(73)

Income before net realized capital losses on investments	$1,494	$1,062	$1,106
Net realized capital (losses) on investments, net of federal income tax expense (benefit) of $59, $(26) and $7 in 2021, 2020 and 2019, respectively, and excluding $15, $(4) and $0 of net realized capital gains (losses) transferred to the interest maintenance reserve in 2021, 2020 and 2019, respectively	(683)	(575)	(477)
Net income	$811	$487	$629

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of $(29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of $(3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$1,998	$6,011	$9,113

Net income	-	-	-	811	811
Change in asset valuation reserve	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	(47)	(47)
Dividends paid to Nationwide
Financial Services, Inc.	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$1,998	$5,989	$9,091
See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2021	2020	2019

Cash flows from operating activities:
Premiums collected, net of reinsurance	$12,661	$10,648	$10,184
Net investment income	2,404	2,034	1,825
Other revenue	2,367	2,664	2,708
Policy benefits and claims paid	(16,735)	(14,886)	(14,778)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,122)	(885)	(847)
Net transfers from separate accounts	2,871	3,620	3,805
Policyholders’ dividends paid	(36)	(38)	(40)
Federal income taxes recovered	121	121	87
Net cash provided by operating activities	$2,531	$3,278	$2,944

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,953	$3,404	$3,547
Stocks	127	37	58
Mortgage loans	1,053	640	910
Other assets	279	905	385
Total investment proceeds	$8,412	$4,986	$4,900
Cost of investments acquired:
Bonds	$(7,744)	$(5,527)	$(6,327)
Stocks	(538)	(517)	(454)
Mortgage loans	(1,441)	(769)	(800)
Derivative assets	(589)	(580)	(687)
Other assets	(594)	(837)	(340)
Total investments acquired	$(10,906)	$(8,230)	$(8,608)
Net (increase) decrease in policy loans	(25)	15	2
Net cash used in investing activities	$(2,519)	$(3,229)	$(3,706)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$-	$400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600
Dividend paid to Nationwide Financials Services, Inc.	(550)	-	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	517	160	(714)
Net change in short-term debt	-	(200)	(162)
Derivative liabilities	(56)	65	2
Other cash provided (used)	252	(169)	93
Net cash provided by (used in) financing activities and miscellaneous	$163	$(144)	$219

Net increase (decrease) in cash, cash equivalents and short-term investments	$175	$(95)	$(543)
Cash, cash equivalents and short-term investments at beginning of year	461	556	1,099
Cash, cash equivalents and short-term investments at end of year	$636	$461	$556
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$277	$799	$592

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2021 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer contacts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2021 and 2020, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Effective January 1, 2021, NLIC and NLAIC elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

The Company’s subsidiary, Eagle, applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	December 31,
				2021	2020	2019

Net Income
Statutory Net Income			OH	$811	$487	$629
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	9	-	-
Reserves for indexed annuities	51	4	OH	(20)	-	-
Tax impact	101	4	OH	3	-	-

NAIC SAP				$803	$487	$629

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31,
				2021	2020
Surplus
Statutory Capital and Surplus			OH	$9,091	$9,105
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	51	2	OH	791	711
Subsidiary valuation - Eagle: NLAIC risks ceded	51	2	OH	(810)	(523)
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	13	-
Reserves for indexed annuities	51	3,4	OH	(22)	-
Tax impact	101	2,4	OH	2	-
Subsidiary Valuation - NLAIC	51,86,101	2	OH	274	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	2	VT	(67)	(67)

NAIC SAP				$9,272	$9,226

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for pension risk transfer (“PRT”) products have been established in accordance with the CARVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $2.6 billion, $2.3 billion and $2.2 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2021, 2020 and 2019, respectively. The Company guaranteed after-tax benefits to the third-party investors through periods ending in 2038. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.5 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2021 and 2020, and 50% of the number of life insurance policies in force in 2021 and 2020. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2021 and 2020.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregated approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses to in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. In response to the COVID-19 pandemic, governments have enacted various measures to reduce the spread of the virus. The COVID-19 pandemic conditions have created financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. None of the aforementioned items have had a material impact on the overall financial condition of the Company. While many of the government-imposed measures have eased in 2021, the extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

Subsequent Events

The Company evaluated subsequent events through March 18 2022, the date the statutory financial statements were issued.

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offers universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, the operations of HLIC merged with and into NLAIC, with NLAIC continuing as the surviving entity. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$622	125	-	$747	1%
At book value less current surrender charge of 5% or more	209	-	-	209	0%
At fair value	12	-	73,141	73,153	93%
Total with market value adjustment or at fair value	$843	$125	$73,141	$74,109	94%
At book value without adjustment (minimal or no charge or adjustment)	3,295	-	6	3,301	4%
Not subject to discretionary withdrawal	1,749	-	69	1,818	2%
Total, gross	$5,887	$125	$73,216	$79,228	100%
Less: Reinsurance ceded	(114)	-	-	(114)
Total, net	$5,773	$125	$73,216	$79,114
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$53	$-	$-	$53

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$18,205	2,389	-	$20,594	44%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	20,679	20,679	44%
Total with market value adjustment or at fair value	$18,211	$2,389	$20,679	$41,279	88%
At book value without adjustment (minimal or no charge or adjustment)	5,227	-	-	5,227	11%
Not subject to discretionary withdrawal	673	-	3	676	1%
Total, gross	$24,111	$2,389	$20,682	$47,182	100%
Less: Reinsurance ceded	(55)	-	-	(55)
Total, net	$24,056	$2,389	$20,682	$47,127
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$2	$-	$2	0%
At book value without adjustment (minimal or no charge or adjustment)	665	3	668	17%
Not subject to discretionary withdrawal	3,132	17	3,149	83%
Total, gross	$3,799	$20	$3,819	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,799	$20	$3,819

December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,815	$29,445
Supplemental contracts with life contingencies, net	15	16
Deposit-type contracts	3,799	3,282
Subtotal	$33,629	$32,743
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$96,412	$88,378
Other contract deposit funds	20	16
Subtotal	$96,432	$88,394
Total annuity actuarial reserves and deposit fund liabilities, net	$130,061	$121,137

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2021
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,609	2,624	2,783	-	-	-
Universal life with secondary guarantees	395	320	855	-	-	-
Indexed universal life with secondary guarantees	232	174	251	-	-	-
Other permanent cash value life insurance	-	1,271	2,539	-	-	-
Variable life	2,334	2,403	2,503	27,487	27,480	27,480
Miscellaneous reserves	-	-	-	-	-	6
Subtotal	$5,570	$6,803	$8,942	$27,487	$27,480	$27,486
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	241	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	14	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	33	-	-	-
Total, gross	$5,570	$6,803	$9,289	$27,487	$27,480	$27,486
Less: reinsurance ceded	(9)	(9)	(209)	-	-	-
Total, net	$5,561	$6,794	$9,080	$27,487	$27,480	$27,486

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal,surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Life, accident and health annual statement:
Life Insurance, net	$8,986	$8,400
Accidental death benefits, net	1	1
Disability - active lives, net	13	12
Disability - disabled lives, net	51	51
Miscellaneous reserves, net	29	26
Subtotal	$9,080	$8,490
Separate accounts annual statement:
Life insurance[1]	$27,788	$24,884
Miscellaneous reserves	6	9
Subtotal	$27,794	$24,893
Total life actuarial reserves, net	$36,874	$33,383
1

In 2021, life insurance account value, cash value and reserve includes separate accounts with guarantees of $308 million for universal life. In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of 302 million for universal life.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2021:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P / U	109
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B /P / U	55
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	24
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	27
K&K Insurance Group, Inc.	35-1003799	Not Exclusive	Accident & health	C / CA / B / P / U	12
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	12
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	22
PRAM Insurance Services, Inc.	33-0367265	Not Exclusive	Accident & health	C / CA / B / P / U	4
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	24
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	78
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	5
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	61
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	10
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2021		December 31, 2020
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$79,416	$-	$71,875	$-
Group annuities	18,091	-	17,550	-
Life insurance	27,865	-	24,982	-
Total	$125,372	$-	$114,407	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2021	$12	$674
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$-	$221	$-	$8,088	$8,309
Reserves
For accounts with assets at:
Fair value	$-	$2,368	$146	$121,404	$123,918
Amortized cost	-	308	-	-	308
Total reserves	$-	$2,676	$146	$121,404	$124,226
By withdrawal characteristics:
With market value adjustment	$-	$2,368	$146	$-	$2,514
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	121,307	121,307
At book value without market value adjustment and with current surrender charge less than 5%	-	308	-	9	317
Subtotal	$-	$2,676	$146	$121,316	$124,138
Not subject to discretionary withdrawal	-	-	-	88	88
Total reserves[1]	$-	$2,676	$146	$121,404	$124,226
1

The total reserves balance does not equal the liabilities related to separate accounts of $125.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288

1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2021	2020	2019
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,309	$5,809	$6,142
Transfers from separate accounts	(10,860)	(8,921)	(9,470)
Net transfers from separate accounts	$(2,551)	$(3,112)	$(3,328)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(552)	(337)	(321)
Fees not included in general account transfers	68	(67)	(68)
Other miscellaneous adjustments not included in the general account balance	33	(28)	(30)
Transfers as reported in the statutory statements of operations	$(3,002)	$(3,544)	$(3,747)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2021
Bonds:
U.S. Government	$12	$-	$-	$12
States, territories and possessions	463	44	1	506
Political subdivisions	376	66	-	442
Special revenues	2,882	489	2	3,369
Industrial and miscellaneous	28,233	2,649	86	30,796
Loan-backed and structured securities	5,965	183	31	6,117
Total bonds	$37,931	$3,431	$120	$41,242
Common stocks unaffiliated	$225	$-	$-	$225
Preferred stocks unaffiliated	50	-	-	50
Total unaffiliated stocks[1]	$275	$-	$-	$275
Total bonds and unaffiliated stocks[1]	$38,206	$3,431	$120	$41,517

December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

1

Excludes affiliated common stocks with a carrying value of $2.7 billion and $2.6 billion as of December 31, 2021 and 2020, respectively. Affiliated common stocks include investment in NLAIC and JNF of $2.6 billion and $186 million as of December 31, 2021, respectively, and $2.4 billion and $180 million as of December 31, 2020, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2021. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,376	$1,398
Due after one year through five years	7,602	8,013
Due after five years through ten years	9,671	10,182
Due after ten years	13,317	15,531
Total bonds excluding loan-backed and structured securities	$31,966	$35,124
Loan-backed and structured securities	5,965	6,118
Total bonds	$37,931	$41,242

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2021
Bonds:
U.S. Government	$3	$-	$-	$-	$3	$-
States, territories and possessions	77	1	1	-	78	1
Special revenues	76	2	-	-	76	2
Industrial and miscellaneous	3,355	74	455	48	3,810	122
Loan-backed and structured securities	2,005	14	332	19	2,337	33
Total bonds	$5,516	$91	$788	$67	$6,304	$158
Common stocks unaffiliated	$-	$-	$23	$2	$23	$2
Preferred stocks unaffiliated	14	-	-	-	14	-
Total unaffiliated stocks	$14	$-	$23	$2	$37	$2
Total bonds and unaffiliated stocks	$5,530	$91	$811	$69	$6,341	$160

December 31, 2020
Bonds:
U.S. Government	$-	$-	$-	$-	$-	$-
States, territories and possessions	1	-	-	-	1	-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	$21	$4	$-	$-	$21	$4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total unaffiliated stocks	$30	$4	$-	$-	$30	4
Total bonds and unaffiliated stocks	$2,135	$46	$1,278	$61	$3,413	$107

As of December 31, 2021, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2021	2020
Amortized cost:
Loans with non-specific reserves	$8,219	$7,819
Loans with specific reserves	9	12
Total amortized cost	$8,228	$7,831
Valuation allowance:
Non-specific reserves	$42	$45
Specific reserves	1	3
Total valuation allowance[1]	$43	$48
Mortgage loans, net of allowance	$8,185	$7,783

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2021, 2020, and 2019 were immaterial.

As of December 31, 2021 and 2020, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2021
Apartment	$3,441	$33	$3,474	$3,445	$29	$3,474
Industrial	1,137	-	1,137	1,137	-	1,137
Office	1,226	25	1,251	1,231	20	1,251
Retail	2,067	41	2,108	2,068	40	2,108
Other	171	-	171	171	-	171
Total[1]	$8,042	$99	$8,141	$8,052	$89	$8,141
Weighted average DSC ratio	2.22	1.31	2.21	2.22	0.90	2.21
Weighted average LTV ratio	58%	94%	59%	59%	78%	59%

December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

1	Excludes $87 million and $85 million of commercial mortgage loans that were under development as of December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, the Company has a diversified mortgage loan portfolio with no more than 24%, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2021 were 4.1% and 1.9%, respectively, and for those originated or acquired during 2020 were 4.3% and 1.9%, respectively. As of December 31, 2021 and 2020, the maximum LTV ratio of any one loan at the time of loan origination was 80%. As of December 31, 2021 and 2020, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $547 million and $244 million as of December 31, 2021 and 2020, respectively. The Company held $170 million and $101 million of cash collateral on securities lending as of December 31, 2021 and 2020, respectively. As of December 31, 2021, the carrying value and fair value of reinvested collateral assets was $170 million. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $173 million and $103 million as of December 31, 2021 and 2020, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $388 million and $148 million of non-cash collateral on securities lending as of December 31, 2021 and 2020, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Bonds	$1,417	$1,419	$1,408
Mortgage loans	358	339	353
Other invested assets	499	384	225
Policy loans	43	43	45
Derivative instruments[1]	31	25	23
Other	12	16	28
Gross investment income	$2,360	$2,226	$2,082
Investment expenses	(129)	(119)	(108)
Net investment income	$2,231	$2,107	$1,974

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

There was no investment income due and accrued that was nonadmitted as of December 31, 2021 and 2020.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2021	2020	2019
Gross gains on sales	$106	$36	$71
Gross losses on sales	(32)	(42)	(21)
Net realized gains (losses) on sales	$74	$(6)	$50
Net realized derivative losses[1]	(679)	(521)	(515)
Other-than-temporary impairments	(4)	(78)	(5)
Total net realized losses	$(609)	$ (605)	$(470)
Tax expense (benefit) on net losses	59	(26)	7
Net realized capital losses, net of tax	$(668)	$(579)	$(477)
Less: Realized losses transferred to the IMR	15	(4)	-
Net realized capital losses, net of tax and transfers to the IMR	$(683)	$(575)	$(477)

1	Includes impacts to derivative instruments applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2021 and 2020.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $793 million and $483 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, there were $89 million and $21 million of commitments to purchase private placement bonds and $0 and $114 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2021 and 2020, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2021
Interest rate swaps	$7	$-	$-	$-	$-
Options	25	1	1	-	-
Cross currency swaps	1,465	32	101	(13)	1
Futures	2,715	-	-	-	-
Total derivatives¹	$4,212	$33	$102	$(13)	$1

December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total derivatives¹	$4,873	$(37)	$75	$(50)	$(1)
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Of the $102 million and $75 million of fair value of derivative assets as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company received $92 million and $35 million of cash collateral and $17 million and $22 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Of the $13 million and $50 million of fair value of derivative liabilities as of December 31, 2021 and 2020, $13 million and $24 million were subject to master netting agreements as of December 31, 2021 and 2020, the Company posted $0 and $28 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2021 and 2020. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $171 million and $280 million as of December 31, 2021 and 2020, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2021	2020	2019	2021	2020	2019
Options	$-	$-	$3	$-	$(1)	$4
Cross currency swaps	1	4	(1)	69	(102)	(13)
Futures	(680)	(525)	(517)	27	1	(169)
Total	$(679)	$(521)	$(515)	$96	$(102)	$(178)

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2021:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$1	$-	$8
Common stocks unaffiliated	82	143	-	-	225
Preferred stocks unaffiliated	-	44	6	-	50
Separate account assets	119,549	2,087	49	3,354	125,039
Assets at fair value	$119,631	$2,281	$56	$3,354	$125,322

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2021:

(in millions)	Bonds	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2020	$1	$1	$-	$58	$60
Net gains (losses):
In operations	-	-	-	-	-
In surplus	-	-	1	6	7
Purchases	1	-	1	-	2
Sales	(1)	-	-	(15)	(16)
Transfers into Level 3	-	-	4	-	4
Transfers out of Level 3	-	(1)	-	-	(1)
Balance as of December 31, 2021	$1	$-	$6	$49	$56

Preferred stocks unaffiliated transfers into Level 3 are primarily related to the Company’s adoption of SSAP No. 32R. Refer to Note 2 for more information.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	60

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2021
Assets:
Bonds[1,2,3]	$2	$35,874	$5,358	$41,234	$37,923
Mortgage loans, net of allowance	-	-	8,340	8,340	8,185
Policy loans	-	-	913	913	913
Derivative assets	-	101	1	102	64
Cash, cash equivalents and short-term investments	127	509	-	636	636
Securities lending collateral assets	170	-	-	170	170
Separate account assets	3	374	3	380	333
Total assets	$302	$36,858	$14,615	$51,775	$48,224
Liabilities:
Investment contracts	$-	$-	$2,720	$2,720	$2,715
Derivative liabilities	-	13	-	13	31
Total liabilities	$-	$13	$2,720	$2,733	$2,746

December 31, 2020
Assets:
Bonds[3]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$2,097	$2,097	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$2,097	$2,145	$2,162

1

The Company changed pricing services for certain investments in 2021 resulting in the Company applying a practical expedient within SSAP No. 100, Fair Value, that resulted in those investments being classified in Level 2.

2	The Company changed to a pricing service for certain investments in 2021. The service incorporates a proprietary input which resulted in these investments being classified in Level 3.
3	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$759	$30	$789
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$759	$30	$789
Less: Deferred tax assets nonadmitted	(71)	(12)	(83)
Net admitted deferred tax assets	$688	$18	$706
Less: Deferred tax liabilities	(81)	(7)	(88)
Net admitted deferred tax assets	$607	$11	$618

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2021	2020	Change
Adjusted gross deferred tax assets	$789	$786	$3
Total deferred tax liabilities	(88)	(103)	15
Net deferred tax assets	$701	$683	$18
Less: Tax effect of unrealized gains			(30)
Less: Prior period adjustment			(2)
Change in deferred income tax			$50

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2021
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$11	$11
Adjusted gross deferred tax assets expected to be realized[1]	607	-	607
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	81	7	88
Admitted deferred tax assets	$688	$18	$706

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2021 and 2020, the threshold limitation for adjusted capital and surplus was $1.3 billion.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion as of December 31, 2021 and 2020. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,125% and 1,176% as of December 31, 2021 and 2020, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2021
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	8.36%	0.00%	8.36%

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2021 and 2020.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2021	2020	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$90	$108	$(18)
Investments	128	116	12
Deferred acquisition costs	214	202	12
Policyholders’ dividends accumulation	4	5	(1)
Compensation and benefits accrual	11	10	1
Tax credit carry-forward	299	316	(17)
Other	13	13	-
Subtotal	$759	$770	$(11)
Nonadmitted	(71)	(41)	(30)
Admitted ordinary deferred tax assets	$688	$729	$(41)
Capital:
Investments	30	16	14
Subtotal	$30	$16	$14
Nonadmitted	(12)	-	(12)
Admitted capital deferred tax assets	$18	$16	$2
Admitted deferred tax assets	$706	$745	$(39)

Deferred tax liabilities
Ordinary:
Investments	$(12)	$(2)	$(10)
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(38)	(57)	19
Deferred acquisition costs	(14)	(28)	14
Marketing allowance and trail commission	(10)	-	(10)
Other	(1)	(1)	-
Subtotal	$(81)	$(94)	$13
Capital:
Investments	(7)	(9)	2
Subtotal	$(7)	$(9)	$2
Deferred tax liabilities	$(88)	$(103)	$15
Net deferred tax assets	$618	$642	$(24)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2021 and 2020.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2021	2020	2019
Current income tax (benefit) expense	$50	$(22)	$(66)
Change in deferred income tax (without tax on unrealized gains and losses)	(50)	(41)	29
Total income tax (benefit) reported	$-	$(63)	$(37)

Income before income and capital gains taxes	$861	$465	$563
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$181	$98	$118
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(137)	(117)	(101)
Change in tax reserves	-	16	-
Tax credits	(47)	(48)	(53)
Loss carryback rate differential	-	(10)	-
Other	3	(2)	(1)
Total income tax (benefit) reported	$-	$(63)	$(37)

The Company incurred $10 million in federal income tax expense in 2021 which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2021:

(in millions)	Amount	Origination	Expiration
Business credits	$15	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$27	2021	2041

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives SAC Ltd.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The Company participated in a commercial paper program with a limit of $750 million, which was terminated in 2021. There were no amounts outstanding under the program as of December 31, 2020.

As of December 31, 2020, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired in March 2021. As of December 31, 2020, the Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expired February 4, 2022, that allowed the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities. As of December 31, 2021, the Company had $3.6 billion in eligible collateral and no amounts outstanding under the agreement. In February 2022, this agreement was extended through February 3, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2021 and 2020.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2021 and 2020.

The amount of interest paid on short-term debt was immaterial in 2021, 2020 and 2019.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $25 million and $30 million in membership stock as of December 31, 2021 and 2020, respectively. As part of the agreement, the Company purchased and held an additional $118 million and $58 million in activity stock as of December 31, 2021 and 2020, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.7 billion and $2.1 billion as of December 31, 2021 and 2020, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $3.1 billion (1.7 % of total admitted assets) as of December 31, 2021 and $2.4 billion (1.5% of total admitted assets) as of December 31, 2020, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2021
12/19/2001	7.50%	$300	$300	$22	$450	$-	12/31/2031
6/27/2002	8.15%	300	300	25	473	-	6/27/2032
12/23/2003	6.75%	100	100	7	119	-	12/23/2033
12/20/2019	4.21%	400	400	17	34	-	12/19/2059
Total		$1,100	$1,100	$71	$1,076	$-

December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-
The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(11)	Reinsurance

The Company has 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2021, 2020 and 2019 included premiums of $607 million, $627 million and $529 million, respectively, benefits and claims, net of third party reinsurance recoveries of $8 million, $23 million, and $17 million respectively, net investment earnings on funds withheld assets of $40 million, $49 million and $33 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2021 and 2020, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.1 billion and $965 million, respectively, which consists of bonds and cash equivalents that had a carrying value of $954 million and $856 million, respectively, and mortgage loans that had a carrying value of $98 million and $108 million, respectively. As of December 31, 2021 and 2020, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $50 million and $65 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $204 million and $402 million as of as of December 31, 2021 and December 31, 2020, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $281 million and $279 million for the years ended December 31, 2021, 2020 and 2019, respectively, while benefits, claims and expenses ceded were $257 million, $260 million and $273 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2021, 2020 and 2019 and include premiums of $10 million, $12 million and $14 million, respectively, net investment income of $42 million, $46 million and $49 million, respectively, and benefits, claims and other expenses of $147 million, $171 million and $251 million, respectively. The reserve adjustment for 2021, 2020 and 2019 of $(151) million, $(172) million and $(246) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $985 million and $1.1 billion as of December 31, 2021 and 2020, respectively, and amounts payable related to this agreement were $8 million for the years ended December 31, 2021 and 2020.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $35 million and $37 million as of December 31, 2021 and 2020, respectively. Total premiums assumed under this treaty were $12 million, $8 million and $11 million during 2021, 2020 and 2019, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $155 million and $158 million as of December 31, 2021 and 2020, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2021 and 2020 were $382 million and $420 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2021. Total reserve credits taken on these contracts as of December 31, 2021 and 2020 totaled $96 million and $100 million for each year, from SBL, $32 million and $44 million, respectively, from SGLAR and $29 million and $36 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC and NSC totaling $288 million, $281 million and $220 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.8 billion, $3.7 billion and $3.5 billion as of December 31, 2021, 2020 and 2019, respectively. Total revenues from these contracts were $121 million, $122 million and $120 million for the years ended December 31, 2021, 2020 and 2019, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $113 million, $115 million and $112 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2021, 2020 and 2019, the Company was allocated costs from NMIC of $12 million, $13 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $3 million, $2 million, and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2021, 2020 and 2019, customer allocations to NFG funds totaled $76.8 billion, $69.2 billion and $66.8 billion, respectively. For the years ended December 31, 2021, 2020 and 2019, NFG paid the Company $265 million, $229 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $509 million and $551 million as of December 31, 2021 and 2020, respectively. As of December 31, 2021 and 2020, amounts on deposit with NCMC were comprised of $483 million and $547 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2021, 2020 and 2019 was $74 million, $69 million and $71 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to July 2041. As of December 31, 2021 and 2020, the Company had mortgage loans outstanding of $358 million and $414 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2021 and 2020, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2021 and 2020, there were no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2021, 2020 and 2019 were immaterial.

During 2019, the Company received capital contributions of $600 million from NFS. In March 2022, the Company received a capital contribution of $50 million from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2021, 2020 and 2019, the Company paid capital contributions of $400 million, $500 million and $400 million, respectively, to NLAIC. During 2022, the Company paid additional capital contributions totaling $100 million to NLAIC through the subsequent event date.

The company has an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2021 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively.

During 2021 and 2020 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021. The dividend receivable was recorded in accrued investment income as of December 31, 2021. On November 10, 2021, the Company received a dividend distribution of $45 million that was declared on September 30, 2021. On August 10, 2021, the Company received a dividend distribution of $20 million that was declared on June 30, 2021. On May 10, 2021, the Company received a dividend distribution of $191 million that was declared on March 31, 2021. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income as of December 31, 2020. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC, an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $71 million and $90 million as of December 31, 2021 and 2020, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2021 and 2020 were approximately $7 million and $8 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. No dividends were paid by the Company to NFS for the years ended December 31, 2020 and 2019. The Company’s statutory capital and surplus as of December 31, 2021, was $9.1 billion and statutory net income for 2021 was $811 million. As of January 1, 2022, the Company has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2021, 2020 and 2019 Statutory Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2021:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	117	139	117
	Obligations of states and political subdivisions	3,506	4,089	3,506
	Foreign governments	197	200	197
	Public utilities	3,722	4,037	3,715
	All other corporate, mortgage-backed and asset-backed securities	30,420	32,776	30,394
	Total fixed maturity securities	$37,964	$41,243	$37,931
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	56	59	59
	Industrial, miscellaneous and all other	168	167	167
	Nonredeemable preferred stocks	45	50	50
	Total equity securities[1]	$269	$276	$276
	Mortgage loans[2]	8,229		8,185
	Short-term investments	636		636
	Policy loans	914		913
	Other long-term investments[3]	1,323		1,324
	Total invested assets	$49,335		$49,265
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.7 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $134 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2021, 2020 and 2019 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,686
Retirement Solutions		22,446			4,377
Corporate Solutions and Other		6,721			1,176

Total		$42,499			$12,664

2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637

2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2021
Life Insurance	$254	$311		$107
Annuities	337	9,489		41
Retirement Solutions	861	6,895		122
Corporate Solutions and Other	779	1,304		169

Total	$2,231	$17,999		$439

2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV    Reinsurance

As of December 31, 2021, 2020 and 2019 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance[1]	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)		1
Total	$2,069	$(584)	$12	$1,497

2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2021, 2020 and 2019:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43

2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 27. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
d)	The form of the variable annuity contract – Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
e)	Variable Annuity Application - Filed previously on June 16, 2015 with Pre-Effective Amendment No. 2 to the registration statement (File No. 333-201820) and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws –
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
g)	Not Applicable.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm

8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post-effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm

23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm

38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
40)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
41)	Fund Participation Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and Hartford Administrative Services Company, dated September 1, 2020 with Pre-Effective Amendment No. 1 of registration statement (333-240010) filed on October 1, 2020 as document d19418dex9924b841
42)	Fund Participation Agreement with Principal Variable Contracts Funds, Inc. and Principal Funds Distributor, Inc. dated November 5, 2020 with Post-Effective Amendment No. 1 of registration statement (333-240009)
43)	Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
2)	Service Agreement with ALPS Advisor, Inc., ALPS Portfolio Solutions Distributor, Inc. and ALPS Variable Investment Trust, as amended, dated October 10, 2013 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i32.htm. Portions of this exhibit have been redacted.
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
4)	Business Agreement with American Funds Insurance Series, as amended, dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
5)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)	Administrative Service Agreement with Columbia Funds Variable Series Trust II, dated December 7, 2015 with the registration statement under 333-177439, post-effective amendment number 34 filed on April 29, 2021 as document d103290dex99i4.htm. Portions of this exhibit have been redacted.
7)	Service Agreement with Counsellors Securities, Inc., as amended, dated November 3, 1997 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document creditsuisseasa.htm
8)	Fund Participation Agreement with DFA Investment Dimensions Group, Inc, Dimensional Fund Advisors LP, and DFA Securities LLC, dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
9)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm

10)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
12)	Dealer Agreement with Federated Securities Corp., as amended dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
13)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
14)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
15)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
16)	Administrative Services Agreement with FEF Distributors, LLC (First Eagle) dated November 1, 2018, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i34.htm. Portions of this exhibit have been redacted
17)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
18)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
20)	Mutual Fund Administrative Services Agreement with Hartford Series Fund, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company dated September 1, 2020 with the registration statement under 333-240010, pre-effective amendment number 1 filed on October 1, 2020 as document d19418dex9924b841.htm
21)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
22)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
23)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
24)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
25)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
26)	Administrative Services Agreement with Legg Mason Investor Services, LLC dated July 11, 2008, as amended, filed December 1, 2021 with post-effective amendment number 9 to the registration statement (333-227783) as document d145743dex99i36.htm. Portions of this exhibit have been redacted.

27)	Administrative Services Agreement with Legg Mason Variable Portfolios I, Inc. dated September 1999, as amended, filed September 27, 2007 with pre-effective amendment number 3 to registration statement (333-137202) as document leggmasonasa.htm
28)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
29)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
30)	(MainStay) Administrative Service Agreement with New York Life Investment Management LLC and NYLIFE Distributors LLC, as amended, dated May 1, 2016 with the registration statement under 333-227783, post-effective amendment number 9 filed on December 1, 2021 as document d145743dex99i37.htm . Portions of this exhibit have been redacted.
31)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
32)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
33)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
34)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
35)	Fund Participation Agreement with Neuberger Berman Management Inc., as amended dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13htm
36)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
37)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
38)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
39)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Fund Distributor, Inc., as amended dated September 27, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
40)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
41)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm

42)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
43)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, as amended dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
44)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
45)	Administrative Services Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
The following administrative contracts are attached hereto.
46)	Mutual Fund Administrative Services Agreement with Principal Shareholder Services, Inc. dated November 5, 2020. Portions of this exhibit have been redacted.
47)	Administrative Service Agreement with ProFunds dated January 11, 2010. Portions of this exhibit have been redacted.
48)	Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019, as amended. Portions of this exhibit have been redacted.
49)	Administrative Service Agreement with VP Distributors, LLC (Virtus) dated October 1, 2018, as amended. Portions of this exhibit have been redacted.
j)	Not Applicable.
k)	Opinion of Counsel – Filed with initial Registration Statement on February 2, 2015 (File No. 333-201820) as Exhibit (9) and hereby incorporated by reference.
l)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)	Not Applicable.
n)	Not Applicable.
o)	Form of Initial Summary Prospectus – Attached hereto.
99)	Power of Attorney – Attached hereto.
Item 28. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Frommeyer, Timothy G.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Annuity Distribution	Guymon, Rona
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.

Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Solutions Sales	Hawley, Craig A.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Solutions	Stevenson, Eric
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7

Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-CFO – Life Insurance	Wild, Keith D.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Dokko, David
Assistant Secretary	Hartman, Mark E.
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2022.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 26, 2022.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer and Director
HOLLY R. SNYDER
Holly R. Snyder, Senior Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact